                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10263


                                 AB Funds Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Rodney R. Miller, Esq.
                Annuity Board of the Southern Baptist Convention
                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 214-720-1171

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

    [AB FUNDS LOGO]

          [AB FUNDS TRUST LOGO]

          Semi-Annual Report

          JUNE 30, 2003
          (UNAUDITED)

                                         BLENDED FUNDS:

                                            -  FLEXIBLE INCOME FUND
                                            -  GROWTH & INCOME FUND
                                            -  CAPITAL OPPORTUNITIES FUND
                                            -  GLOBAL EQUITY FUND
                                         SELECT FUNDS:

                                            -  MONEY MARKET FUND
                                            -  LOW-DURATION BOND FUND
                                            -  MEDIUM-DURATION BOND FUND
                                            -  EXTENDED-DURATION BOND FUND
                                            -  EQUITY INDEX FUND
                                            -  VALUE EQUITY FUND
                                            -  GROWTH EQUITY FUND
                                            -  SMALL CAP EQUITY FUND
                                            -  INTERNATIONAL EQUITY FUND

                                 AB Funds Trust
       Annuity Board of the Southern Baptist Convention ("Annuity Board")
                 SBC Financial Services, Inc. ("SBC Financial")
                     SBC Trust Services, Inc. ("SBC Trust")
                        PFPC Distributors, Inc. ("PFPC")

                     NOTICE CONCERNING YOUR PRIVACY RIGHTS

     This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed above: individual retirement accounts ("IRAs") and/or personal mutual fund accounts.

     The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

     We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

     - Information we receive from you on applications or other forms;

     - Information about your transactions with us, our affiliates or others (including our third-party service providers);

     - Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

     - Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

     We may disclose such nonpublic personal financial information about you to one or more of our affiliates. An affiliate of an organization means any entity that controls, is controlled by, or is under common control with that organization. For example, the Annuity Board, SBC Financial and SBC Trust are affiliates of one another. AB Funds Trust, Annuity Board, SBC Financial, SBC Trust and PFPC do not sell your personal information to nonaffiliated third parties.

     We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic, and procedural safeguards to guard your personal information.

     These procedures will continue to remain in effect after you cease to receive financial products and services from us.

     If you have any questions concerning our customer information policy, please contact a customer service representative at 1-800-262-0511.

TABLE OF CONTENTS

Letter from the President                      2
From the Chief Investment Officer              3
Blended Funds:
   Flexible Income                             4
   Growth & Income                             6
   Capital Opportunities                       8
   Global Equity                              10
Financial Statements                          12
Select Funds:
Money Market                                  20
Low-Duration Bond                             23
Medium-Duration Bond                          31
Extended-Duration Bond                        45
Equity Index                                  50
Value Equity                                  57
Growth Equity                                 67
Small Cap Equity                              75
International Equity                          93
Financial Statements                         102
Notes to Financial Statements                119
Fund Management                              135

This report has been prepared for shareholders of AB Funds Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing.

LETTER FROM THE PRESIDENT

                                                                 August 11, 2003

[O. S. HAWKINS PHOTO]

Dear Shareholder:

The attached shareholder report encompasses a period that should equate to positive news for shareholders. Two major events transpired. First, Congress, in reaction to several incidents of corporate malfeasance, enacted the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. The Act requires every mutual fund to certify that its annual and semiannual reports fully and fairly present its financial position to shareholders. This is intended to strengthen investor protection and information disclosure.

Second, the stock markets signaled a possible economic recovery. At June 30, the Standard & Poor's 500(R) Index was at 974, a value that is 25.46% above the market trough on October 9, 2002. Strong market rallies, such as the one experienced over the past nine months, are common occurrences during periods of economic transition, and political and social uncertainty. Although there can be no certainty that past trends will repeat themselves, history shows that investors' long-term returns have been significantly diminished when they are on the sidelines during such periods.

AB Funds Trust's commitment to a strategic and disciplined investment philosophy has kept each Fund true to its stated objectives over the recent years of turbulent market conditions. World-class investment management sub-advisers have navigated your portfolios on a daily basis through the treacherous waters of the past several years. These sub-advisers have, we believe, positioned the Funds to take advantage of the investment opportunities that lie within each Fund's defined investment set. Our diversified portfolio strategies have limited the Funds' exposure to the risks that can unexpectedly befall a particular company or sector.

We remain committed to providing you with the best ideas to help you achieve your financial goals and to act at all times in accordance with the highest standards of integrity keeping our Fund shareholders interests at the forefront.

If you have questions concerning your AB Funds Trust investment, please call us at 1-800-262-0511 or visit our Web site at www.absbc.org.

Sincerely,

/s/ O. S. Hawkins
O. S. Hawkins

Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed.

                       Not Part of the Semi-Annual Report

FROM THE CHIEF INVESTMENT OFFICER

[RODRIC E. CUMMINS PHOTO]

Rodric E. Cummins, CFA

The strong rally in financial markets during the second quarter represented a welcome change in fortunes for equity investors. The massive amount of monetary and fiscal stimulus injected into the financial system over the past three years may finally be showing positive effects on economic growth and corporate earnings. Stock investors enjoyed the strongest period since 1998 as the S&P 500(R) Index gained 15.39% during the quarter, bringing the year-to-date performance to 11.78%. The market advance was led by small cap stocks (as represented by the Russell 2000(R) Index) and international stocks (as represented by the MSCI-ACWI Free Ex-US) which posted returns of 23.42% and 19.85%, respectively.

Bond investments also posted impressive gains during the second quarter following: (1) comments by Federal Reserve Chairman Alan Greenspan designed to bring longer-term interest rates down; and (2) action by the Federal Reserve ("Fed") to again lower short-term interest rates. The bond market rallied on belief that the Fed would use unconventional methods, if necessary, to keep longer-term interest rates low. The yield on 10-year U.S. Treasury bonds reached a 45-year low during the quarter on speculation the Fed would do everything in its power to avert a Japan-like deflationary spiral where lower prices cripple economic growth. The Fed's "open-mouth policy is designed to instill expectations of super-low overnight rates for a long, long time," said Paul McCulley of Pacific Investment Management Company. McCulley added, "The flatter yield curve, weaker dollar, and rally in corporate bonds are all votes of confidence that the Fed is, indeed, going to reflate the economy. The Fed is earning its 'anti-deflationary' credibility."

The Lehman Brothers Aggregate Bond Index posted a return of 2.50% during the quarter, bringing the year-to-date performance to 3.93%. Long-maturity corporate securities led the bond market advance on the strength of lower interest rates and an improving economic outlook.

OUTLOOK

Recent gains in the stock market suggest that investors are anticipating an improvement in the economy and corporate earnings. Buoyed by the successful end to the Iraqi war and the Fed's signaled commitment of continued low interest rates, investors are gaining greater confidence that the balance of economic growth is favoring a stronger rather than weaker future.

The combination of factors shaping the current financial landscape is unique in U.S. history. The U.S. economy and financial systems have endured an extraordinary barrage of exogenous shocks in recent years, including: the bursting of one of the largest asset bubbles in history, the terrorist attacks of 9/11, disappointing bouts of corporate malfeasance in America, and two wars. Yet, the economic impact has been only that the U.S. has suffered one of the shortest and mildest recessions in history. The economy's performance in the face of such adverse conditions reflects the effects of powerful monetary and fiscal stimulus, the economy's resilience, and the strong U.S. global leadership position.

Reduced geo-political tensions and aggressive monetary and fiscal policy create a favorable backdrop for the performance of equity securities. However, history shows that assets that have experienced a major boom/bust cycle, as have U.S. stocks, do not embark on a new secular bull market for many years. This is likely the result of: (1) the need for financial systems to purge excesses developed in boom phases and (2) investors' memories of past speculative environments and their reluctance to extend valuations past levels that can be supported by tangible fundamentals. While these two factors have and will likely remain a headwind for further market gains, post-bubble markets can stage impressive cyclical rallies, and the U.S. equity markets are in the midst of such a rally.

Uncertain times are on the horizon for bond investors. The Fed is encouraging the purchase of fixed-income securities in efforts to reduce yields on long-term bonds. Yet, the Fed has set explicit targets of stronger economic growth and increased inflation, both of which are archenemies for fixed income securities. If the Fed is successful in its pursuit, bond investors will likely experience investment returns far lower than those experienced in recent years.
                       Not Part of the Semi-Annual Report

FLEXIBLE INCOME FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS*     RETAIL CLASS*     BENCHMARK INDEX**
                                                                -----------------     -------------     -----------------
  One Year                                                             3.84%               3.69%              3.81%
  Since Inception (8/27/01 -- 6/30/03)                                 2.25%               2.04%              2.47%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.
[LINE GRAPH]

                                                                      RETIREMENT CLASS                  BENCHMARK INDEX**
                                                                      ----------------                  -----------------
8/27/01                                                                    10000                              10000
8/31/01                                                                     9940                               9926
9/30/01                                                                     9789                               9819
10/31/01                                                                    9947                               9948
11/30/01                                                                   10068                              10105
12/31/01                                                                   10079                              10142
1/31/02                                                                    10072                              10107
2/28/02                                                                    10079                              10109
3/31/02                                                                    10133                              10175
4/30/02                                                                    10133                              10163
5/31/02                                                                    10156                              10178
6/30/02                                                                    10033                              10076
7/31/02                                                                     9842                               9957
8/31/02                                                                     9911                               9992
9/30/02                                                                     9719                               9791
10/31/02                                                                    9880                               9987
11/30/02                                                                   10018                              10108
12/31/02                                                                    9968                              10051
1/31/03                                                                     9920                               9983
2/28/03                                                                     9920                               9971
3/31/03                                                                     9944                               9993
4/30/03                                                                    10153                              10220
5/31/03                                                                    10362                              10405
6/30/03                                                                    10419                              10461

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free Index ex-U.S. Index and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                               SHARES        VALUE
-------------                             ----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.3%
  AB Funds Trust -- Equity Index Fund        248,453   $  3,292,004
  AB Funds Trust -- Growth Equity Fund     1,838,662     23,608,421
  AB Funds Trust -- International Equity
    Fund                                   1,749,441     18,404,123
  AB Funds Trust -- Low-Duration Bond
    Fund                                  15,684,157    208,599,290
  AB Funds Trust -- Money Market Fund      4,423,203      4,423,203
  AB Funds Trust -- Small Cap Equity
    Fund                                     331,391      3,993,256
  AB Funds Trust -- Value Equity Fund      1,795,601     23,594,193
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $242,381,817)                                   285,914,490
                                                       ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 0.7%
  U.S. Treasury Bill
    1.14%, 07/17/03++++           $   90,000         89,962
  U.S. Treasury Bond
    2.00%, 11/30/04                1,850,000      1,872,548
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,959,244)                               1,962,510
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $244,341,061)                           287,877,000
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                    (79,718)
                                               ------------
NET ASSETS -- 100.0%                           $287,797,282
                                               ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                                -----------------    -------------    -----------------
  One Year                                                         4.84%               4.60%             5.45%
  Since Inception (8/27/01 -- 6/30/03)                             0.71%               0.51%             1.10%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.
[LINE GRAPH]

                                                               GROWTH & INC. RETIREMENT CLASS           BENCHMARK INDEX**
                                                               ------------------------------           -----------------
8/27/01                                                                    10000                              10000
8/31/01                                                                     9854                               9843
9/31/01                                                                     9410                               9443
10/31/01                                                                    9643                               9658
11/30/01                                                                    9920                               9924
12/31/01                                                                    9953                               9961
1/31/02                                                                     9901                               9900
2/28/02                                                                     9901                               9882
3/31/02                                                                    10049                              10030
4/30/02                                                                     9953                               9941
5/31/02                                                                     9960                               9955
6/30/02                                                                     9664                               9677
7/31/02                                                                     9234                               9328
8/31/02                                                                     9345                               9423
9/30/02                                                                     8916                               9003
10/31/02                                                                    9160                               9311
11/30/02                                                                    9442                               9576
12/31/02                                                                    9319                               9434
1/31/03                                                                     9217                               9310
2/28/03                                                                     9201                               9293
3/31/03                                                                     9217                               9302
4/30/03                                                                     9642                               9738
5/31/03                                                                    10044                              10127
6/30/03                                                                    10131                              10204

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

GROWTH & INCOME
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                    SHARES          VALUE
-------------                  -----------   --------------
AFFILIATED MUTUAL FUNDS -- 99.0%
  AB Funds Trust -- Equity
    Index Fund                   1,952,414   $   25,869,480
  AB Funds Trust -- Extended-
    Duration Bond Fund           6,858,612      108,914,752
  AB Funds Trust -- Growth
    Equity Fund                 13,277,756      170,486,388
  AB Funds Trust --
    International Equity Fund   13,651,896      143,617,950
  AB Funds Trust -- Low-
    Duration Bond Fund          11,941,612      158,823,438
  AB Funds Trust -- Medium-
    Duration Bond Fund          17,942,515      252,092,329
  AB Funds Trust -- Money
    Market Fund                 15,203,716       15,203,716
  AB Funds Trust -- Small Cap
    Equity Fund                  2,385,216       28,741,854
  AB Funds Trust -- Value
    Equity Fund                 13,284,080      174,552,812
                                             --------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $974,574,970)                         1,078,302,719
                                             --------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 1.0%
  U.S. Treasury Bill
    1.14%, 07/17/03++++        $   630,000          629,732
  U.S. Treasury Note
    3.25%, 08/15/07              9,600,000       10,021,882
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $10,553,125)                             10,651,614
                                             --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $985,128,095)                         1,088,954,333
OTHER ASSETS LESS LIABILITIES -- 0.0%               319,348
                                             --------------
NET ASSETS -- 100.0%                         $1,089,273,681
                                             ==============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                           RETIREMENT CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                           -----------------    -------------    -----------------
  One Year                                                       1.37%              1.00%              2.61%
  Since Inception (8/27/01 -- 6/30/03)                          (3.22%)            (3.45%)            (2.92%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                               CAPITAL OPP. RETIREMENT CLASS            BENCHMARK INDEX**
                                                               -----------------------------            -----------------
8/27/01                                                                    10000                              10000
8/31/01                                                                     9759                               9736
9/30/01                                                                     9081                               9087
10/31/01                                                                    9314                               9301
11/30/01                                                                    9759                               9751
12/31/01                                                                    9832                               9837
1/31/02                                                                     9714                               9708
2/28/02                                                                     9663                               9633
3/31/02                                                                     9972                               9929
4/30/02                                                                     9751                               9698
5/31/02                                                                     9722                               9676
6/30/02                                                                     9288                               9227
7/31/02                                                                     8655                               8673
8/31/02                                                                     8721                               8733
9/30/02                                                                     8067                               8079
10/31/02                                                                    8435                               8512
11/30/02                                                                    8802                               8878
12/31/02                                                                    8529                               8588
1/31/03                                                                     8361                               8415
2/28/03                                                                     8277                               8334
3/31/03                                                                     8300                               8351
4/30/03                                                                     8820                               8903
5/31/03                                                                     9293                               9353
6/30/03                                                                     9415                               9468

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                               SHARES        VALUE
-------------                             ----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.3%
  AB Funds Trust -- Equity Index Fund      2,255,150   $ 29,880,741
  AB Funds Trust -- Extended-Duration
    Bond Fund                              2,658,309     42,213,939
  AB Funds Trust -- Growth Equity Fund    15,092,683    193,790,047
  AB Funds Trust -- International Equity
    Fund                                  15,039,773    158,218,413
  AB Funds Trust -- Low-Duration Bond
    Fund                                   4,476,594     59,538,705
  AB Funds Trust -- Medium-Duration Bond
    Fund                                   6,734,819     94,624,209
  AB Funds Trust -- Money Market Fund     17,664,356     17,664,356
  AB Funds Trust -- Small Cap Equity
    Fund                                   2,733,779     32,942,037
  AB Funds Trust -- Value Equity Fund     15,111,763    198,568,568
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $807,959,435)                                   827,441,015
                                                       ------------
                                             PAR
                                          ----------
U.S. TREASURY OBLIGATIONS -- 0.7%
  U.S. Treasury Bills
  1.14%, 07/17/03++++                     $  740,000        739,686
  0.78%, 10/16/03++++                         50,000         49,873
  0.88%, 10/16/03++++                         25,000         24,936
  0.95%, 10/16/03++++                         40,000         39,898
                                                       ------------
                                                            854,393
                                                       ------------
  U.S. Treasury Note
  3.25%, 08/15/07                          4,450,000      4,645,560
                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,463,333)                                       5,499,953
                                                       ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $813,422,768)                                   832,940,968
OTHER ASSETS LESS LIABILITIES -- 0.0%                        39,210
                                                       ------------
NET ASSETS -- 100.0%                                   $832,980,178
                                                       ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                                -----------------    -------------    -----------------
  One Year                                                           (2.41%)            (2.64%)            (0.47%)
  Since Inception (8/27/01 -- 6/30/03)                               (7.36%)            (7.46%)            (7.06%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                               GLOBAL EQUITY RETIREMENT CLASS           BENCHMARK INDEX**
                                                               ------------------------------           -----------------
08/27/01                                                                  10000.00                           10000.00
08/31/01                                                                   9654.00                            9629.00
09/30/01                                                                   8747.00                            8737.00
10/31/01                                                                   8968.00                            8950.00
11/30/01                                                                   9587.00                            9570.00
12/31/01                                                                   9704.00                            9701.00
01/31/02                                                                   9527.00                            9506.00
02/28/02                                                                   9424.00                            9377.00
03/31/02                                                                   9896.00                            9813.00
04/30/02                                                                   9542.00                            9443.00
05/31/02                                                                   9475.00                            9386.00
06/30/02                                                                   8899.00                            8778.00
07/31/02                                                                   8080.00                            8041.00
08/31/02                                                                   8109.00                            8070.00
09/30/02                                                                   7252.00                            7220.00
10/31/02                                                                   7732.00                            7748.00
11/30/02                                                                   8161.00                            8193.00
12/31/02                                                                   7760.00                            7779.00
01/31/03                                                                   7543.00                            7569.00
02/28/03                                                                   7394.00                            7437.00
03/31/03                                                                   7424.00                            7459.00
04/30/03                                                                   8021.00                            8096.00
05/31/03                                                                   8536.00                            8591.00
06/30/03                                                                   8685.00                            8738.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index and the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

         JUNE 30, 2003              SHARES        VALUE
         -------------            ----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.8%
  AB Funds Trust -- Equity Index
    Fund                           2,569,859   $ 34,050,631
  AB Funds Trust -- Growth
    Equity Fund                   16,768,307    215,305,059
  AB Funds Trust --
    International Equity Fund     16,628,338    174,930,120
  AB Funds Trust -- Money Market
    Fund                          18,063,825     18,063,825
  AB Funds Trust -- Small Cap
    Equity Fund                    3,062,511     36,903,263
  AB Funds Trust -- Value Equity
    Fund                          16,723,543    219,747,351
                                               ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $719,954,037)                           699,000,249
                                               ------------

                                     PAR
                                   --------
U.S. TREASURY OBLIGATIONS -- 0.2%
  U.S. Treasury Bills
    1.14%, 07/02/03++++            $130,000        129,945
    1.14%, 07/17/03++++             960,000        959,592
    1.16%, 07/17/03++++              70,000         69,970
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,159,412)                              1,159,507
                                              ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $721,113,449)                          700,159,756
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                              167,026
                                              ------------
NET ASSETS -- 100.0%                          $700,326,782
                                              ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                 FLEXIBLE        GROWTH &           CAPITAL            GLOBAL
                JUNE 30, 2003                  INCOME FUND     INCOME FUND     OPPORTUNITIES FUND   EQUITY FUND
                -------------                  ------------   --------------   ------------------   ------------
ASSETS
  Investments at value (1)                     $287,877,000   $1,088,954,333      $832,940,968      $700,159,756
Receivables:
  Dividends                                           1,830            9,972            11,421            11,567
  Interest                                            3,140          117,205            54,327                --
  Fund shares sold                                   12,070          445,204           223,307           252,099
Prepaid expenses and other assets                    25,150           25,953            24,658            24,411
                                               ------------   --------------      ------------      ------------
  Total Assets                                  287,919,190    1,089,552,667       833,254,681       700,447,833
                                               ------------   --------------      ------------      ------------
LIABILITIES
Payables:
  Fund shares redeemed                               70,982          142,424           165,520            25,872
  Variation margin                                    4,112               --                --                --
Accrued expenses:
  Advisory fee payable                               15,406           90,728            66,248            53,567
  Distribution fee payable                              863              943               551               725
  Other accrued expenses payable                     30,071           44,891            40,981            39,092
Other liabilities                                       474               --             1,203             1,795
                                               ------------   --------------      ------------      ------------
  Total Liabilities                                 121,908          278,986           274,503           121,051
                                               ------------   --------------      ------------      ------------
NET ASSETS                                     $287,797,282   $1,089,273,681      $832,980,178      $700,326,782
                                               ============   ==============      ============      ============
NET ASSETS CONSIST OF:
Paid-in-capital                                $240,172,315   $  964,466,425      $804,619,422      $723,145,181
Undistributed net investment income               2,399,944       11,036,619         5,357,987         1,578,425
Accumulated net realized gain (loss) on
  investments                                     1,704,707       10,120,082         3,739,973        (3,143,946)
Net unrealized appreciation (depreciation) on
  investments and futures transactions           43,520,316      103,650,555        19,262,796       (21,252,878)
                                               ------------   --------------      ------------      ------------
NET ASSETS                                     $287,797,282   $1,089,273,681      $832,980,178      $700,326,782
                                               ============   ==============      ============      ============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Retail Class      $ 17,662,257   $   19,106,518      $ 11,096,898      $ 14,665,932
                                               ------------   --------------      ------------      ------------
Retail shares outstanding                         1,855,134        2,109,682         1,256,366         1,714,470
                                               ------------   --------------      ------------      ------------
  Net asset value, offering price and
     redemption price per Retail share         $       9.52   $         9.06      $       8.83      $       8.55
                                               ============   ==============      ============      ============
Net assets applicable to the Retirement Class  $270,135,025   $1,070,167,163      $821,883,280      $685,660,850
                                               ------------   --------------      ------------      ------------
Retirement shares outstanding                    20,836,295       83,264,062        66,669,956        58,887,013
                                               ------------   --------------      ------------      ------------
  Net asset value, offering and redemption
     price per Retirement share                $      12.96   $        12.85      $      12.33      $      11.64
                                               ============   ==============      ============      ============
---------------
(1) Investments at cost                        $244,341,061   $  985,128,095      $813,422,768      $721,113,449
                                               ============   ==============      ============      ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                    FLEXIBLE      GROWTH &          CAPITAL           GLOBAL
FOR THE SIX MONTHS ENDED JUNE 30, 2003             INCOME FUND   INCOME FUND   OPPORTUNITIES FUND   EQUITY FUND
--------------------------------------             -----------   -----------   ------------------   -----------
INVESTMENT INCOME
  Income distributions received from affiliated
     funds                                         $ 2,319,760   $ 9,219,199      $ 4,637,053       $ 1,938,672
  Interest                                              22,751       109,104           49,031             6,183
                                                   -----------   -----------      -----------       -----------
Total Investment Income                              2,342,511     9,328,303        4,686,084         1,944,855
                                                   -----------   -----------      -----------       -----------
EXPENSES
  Investment advisory fees                             140,384       520,449          386,336           320,327
  Transfer agent fees
     Retail shares                                       8,528        10,889            9,575             8,842
     Retirement shares                                   9,780        10,191           10,019            10,149
  Custodian fees                                         4,744        11,196            8,653             7,625
  Distribution fees -- Retail shares                     4,980         5,233            3,018             3,909
  Accounting and administration fees                    41,259        89,696           76,349            69,790
  Professional fees                                     21,515        21,515           21,515            21,515
  Registration fees                                      5,948         5,751            5,672             5,873
  Shareholder reporting fees
     Retail shares                                       5,127        10,871            7,565             5,601
     Retirement shares                                     240          (828)            (500)             (328)
  Trustee fees                                             771         1,584            1,289             1,134
  Line of credit facility fees                           2,142         3,821            3,211             2,923
  Other expenses                                         7,646         7,646            7,645             7,645
                                                   -----------   -----------      -----------       -----------
Total Expenses                                         253,064       698,014          540,347           465,005
Expenses waived                                        (53,462)       (2,805)         (27,431)          (36,352)
Fees paid indirectly                                      (274)         (151)            (189)             (161)
                                                   -----------   -----------      -----------       -----------
Net expenses                                           199,328       695,058          512,727           428,492
                                                   -----------   -----------      -----------       -----------
NET INVESTMENT INCOME                                2,143,183     8,633,245        4,173,357         1,516,363
                                                   -----------   -----------      -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on investment
     securities                                        932,451     7,832,007        2,537,513        (1,513,753)
  Net realized gain on futures transactions             72,542       742,460        1,033,068         1,348,250
                                                   -----------   -----------      -----------       -----------
Net realized gain (loss)                             1,004,993     8,574,467        3,570,581          (165,503)
                                                   -----------   -----------      -----------       -----------
  Change in net unrealized appreciation on
     investment securities                           9,364,562    69,881,450       70,048,086        72,969,160
  Change in net unrealized appreciation
     (depreciation) on futures transactions              5,704       (35,050)         (86,012)          (29,372)
                                                   -----------   -----------      -----------       -----------
Net change in unrealized appreciation                9,370,266    69,846,400       69,962,074        72,939,788
                                                   -----------   -----------      -----------       -----------
NET REALIZED AND UNREALIZED GAIN                    10,375,259    78,420,867       73,532,655        72,774,285
                                                   -----------   -----------      -----------       -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       $12,518,442   $87,054,112      $77,706,012       $74,290,648
                                                   ===========   ===========      ===========       ===========

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    FLEXIBLE INCOME FUND             GROWTH & INCOME FUND
                                                -----------------------------   -------------------------------
                                                FOR THE SIX                      FOR THE SIX
                                                MONTHS ENDED    FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
                                                  06/30/03     ENDED 12/31/02      06/30/03      ENDED 12/31/02
                                                ------------   --------------   --------------   --------------
                                                (UNAUDITED)                      (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                         $  2,143,183    $  9,879,521    $    8,633,245   $   37,212,677
  Net realized gain (loss) on investment
     securities and futures transactions           1,004,993       3,962,897         8,574,467       27,579,592
  Net change in unrealized appreciation
     (depreciation) on investment securities
     and future transactions                       9,370,266     (17,163,347)       69,846,400     (139,143,771)
                                                ------------    ------------    --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                       12,518,442      (3,320,929)       87,054,112      (74,351,502)
                                                ------------    ------------    --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME
  Retail shares                                           --        (703,267)             (459)        (742,069)
  Retirement shares                                       --      (8,918,457)               --      (34,065,901)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL
  GAINS
  Retail shares                                           --        (277,139)               --         (647,836)
  Retirement shares                                       --      (3,345,180)               --      (27,969,982)
                                                ------------    ------------    --------------   --------------
Total dividends and distributions                         --     (13,244,043)             (459)     (63,425,788)
                                                ------------    ------------    --------------   --------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS                                    (4,601,297)      9,491,230       (34,488,426)      17,107,697
                                                ------------    ------------    --------------   --------------
Total increase (decrease) in net assets            7,917,145      (7,073,742)       52,565,227     (120,669,593)
                                                ------------    ------------    --------------   --------------
NET ASSETS:
  Beginning of the Period                        279,880,137     286,953,879     1,036,708,454    1,157,378,047
                                                ------------    ------------    --------------   --------------
  End of the Period                             $287,797,282    $279,880,137    $1,089,273,681   $1,036,708,454
                                                ============    ============    ==============   ==============

                       See Notes to Financial Statements.

     CAPITAL OPPORTUNITIES FUND          GLOBAL EQUITY FUND
    -----------------------------   -----------------------------
    FOR THE SIX                     FOR THE SIX
    MONTHS ENDED    FOR THE YEAR    MONTHS ENDED    FOR THE YEAR
      06/30/03     ENDED 12/31/02     06/30/03     ENDED 12/31/02
    ------------   --------------   ------------   --------------
    (UNAUDITED)                     (UNAUDITED)
    $  4,173,357   $  17,002,655    $  1,516,363   $   4,857,408
       3,570,581      10,078,427        (165,503)     (2,839,043)
      69,962,074    (145,265,886)     72,939,788    (164,655,197)
    ------------   -------------    ------------   -------------
      77,706,012    (118,184,804)     74,290,648    (162,636,832)
    ------------   -------------    ------------   -------------
              (1)       (250,945)             --         (97,128)
              --     (15,568,234)             --      (4,698,218)
              --        (221,031)             --         (45,607)
              --     (12,144,045)             --      (1,611,830)
    ------------   -------------    ------------   -------------
              (1)    (28,184,255)             --      (6,452,783)
    ------------   -------------    ------------   -------------
        (552,913)     18,216,951      (2,812,082)    (12,776,613)
    ------------   -------------    ------------   -------------
      77,153,098    (128,152,108)     71,478,566    (181,866,228)
    ------------   -------------    ------------   -------------
     755,827,080     883,979,188     628,848,216     810,714,444
    ------------   -------------    ------------   -------------
    $832,980,178   $ 755,827,080    $700,326,782   $ 628,848,216
    ============   =============    ============   =============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                         FLEXIBLE INCOME FUND
                                             -----------------------------------------------------------------------------
                                                         RETAIL CLASS                          RETIREMENT CLASS
                                             -------------------------------------   -------------------------------------
                                               FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
                                             SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
                                                ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
                                              06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
                                             -----------   --------   ------------   -----------   --------   ------------
                                             (UNAUDITED)                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD         $  9.12     $  9.83      $ 10.00       $  12.40     $  13.15     $  13.29
                                               -------     -------      -------       --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                       0.07        0.31         0.15           0.10         0.46         0.22
  Capital gain distributions received               --        0.02         0.01             --         0.02         0.01
  Realized and unrealized gain (loss) on
    investments securities and futures
    transactions -- net                           0.33       (0.45)       (0.08)          0.46        (0.62)       (0.12)
                                               -------     -------      -------       --------     --------     --------
    Total from investment operations              0.40       (0.12)        0.08           0.56        (0.14)        0.11
                                               -------     -------      -------       --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income              --       (0.42)       (0.22)            --        (0.44)       (0.22)
  Distributions from capital gains                  --       (0.17)       (0.03)            --        (0.17)       (0.03)
                                               -------     -------      -------       --------     --------     --------
    Total dividends and distributions               --       (0.59)       (0.25)            --        (0.61)       (0.25)
                                               -------     -------      -------       --------     --------     --------
NET ASSET VALUE -- END OF PERIOD               $  9.52     $  9.12      $  9.83       $  12.96     $  12.40     $  13.15
                                               =======     =======      =======       ========     ========     ========
TOTAL RETURN (2)                                  4.39%      (1.27%)       0.72%          4.52%       (1.10%)       0.79%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)                          0.35%       0.32%        0.48%          0.13%        0.13%        0.13%
  Expenses -- including expense reduction
    (3)(4)                                        0.35%       0.32%        0.48%          0.13%        0.13%        0.13%
  Expenses -- before waivers and expense
    reductions (3)(4)                             0.39%       0.43%       66.47%          0.17%        0.17%        0.18%
  Investment income -- net (1)(3)                 1.33%       3.46%        7.69%          1.56%        3.50%        4.67%
  Investment income -- excluding waivers
    and expense reduction (1)(3)                  1.29%       3.35%      (58.30%)         1.52%        3.46%        4.62%
  Portfolio turnover rate (2)                     4.16%      13.56%        4.02%          4.16%       13.56%        4.02%
Net Assets -- end of the period (000's)        $17,662     $16,234      $   325       $270,135     $263,646     $286,628
                                               =======     =======      =======       ========     ========     ========

---------------

 *  Commencement of operations
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.

                       See Notes to Financial Statements.

                                 GROWTH & INCOME FUND
    -------------------------------------------------------------------------------
                RETAIL CLASS                           RETIREMENT CLASS
    -------------------------------------   ---------------------------------------
      FOR THE     FOR THE      FOR THE        FOR THE      FOR THE       FOR THE
    SIX MONTHS      YEAR        PERIOD      SIX MONTHS       YEAR         PERIOD
       ENDED       ENDED     08/27/01* TO      ENDED        ENDED      08/27/01* TO
     06/30/03     12/31/02     12/31/01      06/30/03      12/31/02      12/31/01
    -----------   --------   ------------   -----------   ----------   ------------
    (UNAUDITED)                             (UNAUDITED)
      $  8.34     $  9.72     $   10.00     $    11.82    $    13.44    $    13.74
      -------     -------     ---------     ----------    ----------    ----------
         0.06        0.30          0.12           0.10          0.45          0.19
           --        0.03          0.01             --          0.03          0.01
         0.66       (0.96)        (0.18)          0.93         (1.33)        (0.27)
      -------     -------     ---------     ----------    ----------    ----------
         0.72       (0.63)        (0.05)          1.03         (0.85)        (0.07)
      -------     -------     ---------     ----------    ----------    ----------
           --       (0.40)        (0.19)            --         (0.42)        (0.19)
           --       (0.35)        (0.04)            --         (0.35)        (0.04)
      -------     -------     ---------     ----------    ----------    ----------
           --       (0.75)        (0.23)            --         (0.77)        (0.23)
      -------     -------     ---------     ----------    ----------    ----------
      $  9.06     $  8.34     $    9.72     $    12.85    $    11.82    $    13.44
      =======     =======     =========     ==========    ==========    ==========
         8.63%      (6.59%)       (0.52%)         8.71%        (6.37%)       (0.47%)
         0.44%       0.37%         0.48%          0.13%         0.13%         0.13%
         0.44%       0.37%         0.48%          0.13%         0.13%         0.13%
         0.44%       0.45%         6.53%          0.13%         0.13%         0.17%
         1.37%       3.36%         5.62%          1.68%         3.40%         4.05%
         1.37%       3.28%        (0.43%)         1.68%         3.40%         4.01%
         4.30%      12.04%         4.27%          4.30%        12.04%         4.27%
      $19,107     $17,009     $   1,334     $1,070,167    $1,019,700    $1,156,044
      =======     =======     =========     ==========    ==========    ==========

                       See Notes to Financial Statements.

                                                                      CAPITAL OPPORTUNITIES FUND
                                             -----------------------------------------------------------------------------
                                                         RETAIL CLASS                          RETIREMENT CLASS
                                             -------------------------------------   -------------------------------------
                                               FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
                                             SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
                                                ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
                                              06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
                                             -----------   --------   ------------   -----------   --------   ------------
                                             (UNAUDITED)                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD         $  8.01     $  9.73      $ 10.00       $  11.17     $  13.37     $  13.71
                                               -------     -------      -------       --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                       0.03        0.16         0.06           0.06         0.26         0.11
  Capital gain distributions received               --        0.02           --++           --         0.02           --++
  Realized and unrealized gain (loss) on
    investments securities and futures
    transactions -- net                           0.79       (1.50)       (0.22)          1.10        (2.05)       (0.34)
                                               -------     -------      -------       --------     --------     --------
    Total from investment operations              0.82       (1.32)       (0.16)          1.16        (1.77)       (0.23)
                                               -------     -------      -------       --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income              --       (0.21)       (0.11)            --        (0.24)       (0.11)
  Distributions from capital gains                  --       (0.19)          --++           --        (0.19)          --++
                                               -------     -------      -------       --------     --------     --------
    Total dividends and distributions               --       (0.40)       (0.11)            --        (0.43)       (0.11)
                                               -------     -------      -------       --------     --------     --------
NET ASSET VALUE -- END OF PERIOD               $  8.83     $  8.01      $  9.73       $  12.33     $  11.17     $  13.37
                                               =======     =======      =======       ========     ========     ========
TOTAL RETURN (2)                                 10.24%     (13.56%)      (1.64%)        10.39%      (13.25%)      (1.68%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)                          0.48%       0.42%        0.48%          0.13%        0.13%        0.13%
  Expenses -- including expense reduction
    (3)(4)                                        0.48%       0.42%        0.48%          0.13%        0.13%        0.13%
  Expenses -- before waivers and expense
    reductions (3)(4)                             0.54%       0.55%       43.03%          0.14%        0.14%        0.17%
  Investment income -- net (1)(3)                 0.75%       1.90%        4.49%          1.10%        2.08%        2.38%
  Investment income -- excluding waivers
    and expense reduction (1)(3)                  0.69%       1.77%      (38.06%)         1.09%        2.07%        2.34%
  Portfolio turnover rate (2)                     2.87%      10.33%        3.42%          2.87%       10.33%        3.42%
Net Assets -- end of the period (000's)        $11,097     $ 9,859      $   331       $821,883     $745,968     $883,648
                                               =======     =======      =======       ========     ========     ========

---------------

 *  Commencement of operations.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
++  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

                                  GLOBAL EQUITY FUND
    -------------------------------------------------------------------------------
                RETAIL CLASS                           RETIREMENT CLASS
    -------------------------------------   ---------------------------------------
      FOR THE     FOR THE      FOR THE        FOR THE      FOR THE       FOR THE
    SIX MONTHS      YEAR        PERIOD      SIX MONTHS       YEAR         PERIOD
       ENDED       ENDED     08/27/01* TO      ENDED        ENDED      08/27/01* TO
     06/30/03     12/31/02     12/31/01      06/30/03      12/31/02      12/31/01
    -----------   --------   ------------   -----------   ----------   ------------
    (UNAUDITED)                             (UNAUDITED)
      $  7.65     $  9.70     $   10.00     $    10.40    $    13.14    $    13.57
      -------     -------     ---------     ----------    ----------    ----------
         0.01        0.04          0.02           0.03          0.08          0.03
           --          --++          --             --            --++          --
                    (2.00)        (0.29)          1.21         (2.71)        (0.43)
         0.89
      -------     -------     ---------     ----------    ----------    ----------
         0.90       (1.96)        (0.27)          1.24         (2.63)        (0.40)
      -------     -------     ---------     ----------    ----------    ----------
           --       (0.06)        (0.03)            --         (0.08)        (0.03)
           --       (0.03)           --++           --         (0.03)           --++
      -------     -------     ---------     ----------    ----------    ----------
           --       (0.09)        (0.03)            --         (0.11)        (0.03)
      -------     -------     ---------     ----------    ----------    ----------
      $  8.55     $  7.65     $    9.70     $    11.64    $    10.40    $    13.14
      =======     =======     =========     ==========    ==========    ==========
        11.77%     (20.25%)       (2.75%)        11.92%       (20.04%)       (2.96%)
         0.41%       0.35%         0.48%          0.13%         0.13%         0.13%
             %       0.35%         0.48%          0.13%         0.13%         0.13%
         0.41
             %       0.44%        66.34%          0.14%         0.14%         0.17%
         0.42
         0.21%       0.53%         1.60%          0.49%         0.68%         0.64%
             %       0.44%       (64.26%)         0.48%         0.67%         0.60%
         0.20
         1.29%       6.33%         2.70%          1.29%         6.33%         2.70%
      $14,666     $12,805     $     207     $  685,661    $  616,043    $  810,507
      =======     =======     =========     ==========    ==========    ==========

                       See Notes to Financial Statements.

MONEY MARKET FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                                                           SALOMON BROTHERS
                                       RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    90 DAY TREASURY BILL INDEX**
                                       -----------------    --------------------    -------------    ----------------------------
  One Year                                   1.23%                 1.42%                1.02%                    1.41%
  Since Inception
     (8/27/01 -- 6/30/03)                    1.65%                 1.65%                1.38%                    1.80%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                 SALOMON BROTHERS 90 DAY TREASURY
                                                               MONEY MARKET RETIREMENT CLASS               BILL INDEX**
                                                               -----------------------------     --------------------------------
08/27/01                                                                  10000.00                           10000.00
08/31/01                                                                  10008.00                           10008.00
09/30/01                                                                  10033.00                           10036.00
10/31/01                                                                  10057.00                           10063.00
11/30/01                                                                  10079.00                           10084.00
12/31/01                                                                  10094.00                           10102.00
01/31/02                                                                  10108.00                           10118.00
02/28/02                                                                  10122.00                           10131.00
03/31/02                                                                  10138.00                           10146.00
04/30/02                                                                  10153.00                           10161.00
05/31/02                                                                  10167.00                           10176.00
06/30/02                                                                  10180.00                           10191.00
07/31/02                                                                  10194.00                           10206.00
08/31/02                                                                  10207.00                           10220.00
09/30/02                                                                  10220.00                           10234.00
10/31/02                                                                  10232.00                           10249.00
11/30/02                                                                  10243.00                           10262.00
12/31/02                                                                  10255.00                           10274.00
01/31/03                                                                  10265.00                           10285.00
02/28/03                                                                  10273.00                           10294.00
03/31/03                                                                  10282.00                           10305.00
04/30/03                                                                  10290.00                           10315.00
05/31/03                                                                  10298.00                           10325.00
06/30/03                                                                  10306.00                           10334.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Salomon Brothers 90-Day Treasury Bill Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Salomon Brothers 90-Day Treasury Bill Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                        PAR          VALUE
-------------                    -----------   ------------
AGENCY OBLIGATIONS -- 20.0%
  Federal Farm Credit Bank
    5.00%, 09/22/03              $ 3,000,000   $  3,026,758
  Federal Home Loan Bank
    4.50%, 07/07/03               18,000,000     18,006,133
    4.88%, 04/16/04               25,000,000     25,698,819
    1.45%, 05/12/04               10,000,000     10,000,000
    1.40%, 05/14/04               10,000,000     10,000,000
  Federal Home Loan Mortgage
    Corporation
    3.50%, 09/15/03                5,000,000      5,025,126
    1.00%, 09/24/03               15,000,000     14,964,584
    1.02%, 09/30/03               15,000,000     14,961,325
    1.61%, 10/09/03               17,000,000     16,924,208
    1.22%, 03/25/04               12,000,000     11,891,013
  Federal National Mortgage
    Association
    4.75%, 11/14/03               10,000,000     10,105,561
    5.13%, 02/13/04               10,000,000     10,232,660
    5.63%, 05/14/04                5,000,000      5,184,124
    3.00%, 06/15/04               10,000,000     10,168,548
  Student Loan Mortgage
    Association
    4.75%, 04/23/04               19,750,000     20,304,429
                                               ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $186,493,288)                           186,493,288
                                               ------------
CERTIFICATES OF DEPOSIT -- 6.8%
  Barclays Bank PLC NY
    2.10%, 07/14/03               15,000,000     15,000,000
  Canadian Imperial Bank of
    Commerce NY
    2.01%, 08/22/03               10,000,000     10,000,000
  Citibank NA
    1.23%, 08/20/03               18,000,000     18,000,000
  Washington Mutual Bank
    1.27%, 07/10/03               20,000,000     19,999,950
                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $62,999,950)                             62,999,950
                                               ------------
COMMERCIAL PAPER -- 44.1%
  Barclays U.S. Funding
    Corporation
    1.24%, 08/04/03                5,000,000      4,994,144
  BASF AG
    1.23%, 07/16/03                6,000,000      5,996,925
    1.22%, 08/07/03               10,000,000      9,987,461
  Bear Stearns Cos., Inc.
    1.27%, 07/30/03               13,000,000     12,986,700
  BMW US Capital Corporation
    1.07%, 09/12/03               11,000,000     10,976,133
  Citicorp
    1.26%, 07/18/03                7,223,000      7,218,719
  Citigroup Global Markets
    Holdings, Inc.
    1.23%, 08/13/03               15,000,000     14,977,963

                                     PAR          VALUE
                                 -----------   ------------
  Concord Minutemen Capital Co.
    LLC
    1.22%, 07/10/03              $12,000,000   $ 11,996,340
    1.24%, 08/18/03               13,000,000     12,978,507
  Crown Point Capital Co. LLC
    1.09%, 09/10/03               10,000,000      9,978,503
  Edison Asset Securitization
    LLC
    1.04%, 09/05/03               21,000,000     20,959,960
  Fairway Finance Corporation
    1.09%, 09/10/03                7,736,000      7,719,370
  General Electric Capital
    Corporation
    1.23%, 07/07/03               28,000,000     27,994,260
  Goldman Sachs Group, Inc.
    1.26%, 08/08/03               15,000,000     14,980,050
  Grampian Funding LLC
    1.23%, 08/14/03               20,000,000     19,969,933
  HBOS Treasury Services PLC
    1.23%, 08/05/03                6,900,000      6,891,749
    1.23%, 08/07/03                2,800,000      2,796,460
    1.21%, 08/26/03               10,575,000     10,555,096
    1.10%, 09/09/03               23,500,000     23,449,736
  K2 (USA) LLC
    1.24%, 08/12/03                2,000,000      1,997,107
  Lexington Parker Capital
    Corporation
    1.25%, 07/18/03               14,000,000     13,991,736
    1.23%, 08/06/03               28,000,000     27,965,560
  Natexis Banques Populaires
    U.S. Finance Co. LLC
    1.24%, 07/08/03               22,448,000     22,442,588
    1.25%, 07/23/03               13,000,000     12,990,109
  Ness LLC
    1.24%, 08/15/03                5,000,000      4,992,250
    1.05%, 09/15/03                9,000,000      8,980,050
    0.96%, 09/25/03               19,436,000     19,391,427
  Scaldis Capital LLC
    1.26%, 07/14/03               21,000,000     20,990,445
  Tannehill Capital Co. LLC
    1.22%, 08/18/03               10,000,000      9,983,733
    0.96%, 09/19/03               20,000,000     19,957,333
  UBS Finance (Delaware) LLC
    1.31%, 07/01/03                8,748,000      8,748,000
                                               ------------
TOTAL COMMERCIAL PAPER
  (Cost $409,838,347)                           409,838,347
                                               ------------
MASTER NOTES -- 1.6%
  Merrill Lynch Mortgage
    Capital, Inc.
    1.46%, 07/01/03
  (Cost $15,000,000)              15,000,000     15,000,000
                                               ------------

                       See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                     PAR          VALUE
                                 -----------   ------------
VARIABLE RATE OBLIGATIONS -- 27.4%
  American Express Centurion
    Bank
    1.21%, 07/14/03++            $25,000,000   $ 25,000,000
  Bear Stearns Cos., Inc.
    1.11%, 07/01/03++             15,000,000     15,000,000
    1.25%, 09/05/03++              7,000,000      7,000,000
  Donaldson Lufkin & Jenrette,
    Inc.
    1.85%, 07/18/03++             10,000,000     10,002,447
  General Electric Capital
    Corporation
    1.37%, 08/04/03++             17,000,000     17,004,142
  Goldman Sachs Group, Inc.
    1.22%, 09/08/03++             30,000,000     30,000,000
  John Hancock Global Funding
    II
    1.25%, 09/11/03++             10,000,000     10,012,810
    1.27%, 09/15/03++              8,000,000      8,002,967
    1.19%, 09/29/03++             13,000,000     13,003,622
  Metlife Global Funding
    1.12%, 07/28/03++             10,000,000     10,000,000
  National City Bank of Indiana
    1.04%, 07/01/03++             30,000,000     29,994,184
    1.05%, 07/01/03++             10,000,000      9,998,670

                                   PAR           VALUE
                               -----------   --------------
  Salomon Smith Barney
    Holdings, Inc.
    1.53%, 08/18/03++          $ 4,800,000   $    4,804,135
  U.S. Bank NA
    1.05%, 07/01/03++           25,000,000       24,998,566
  Wells Fargo Bank NA
    1.04%, 07/01/03++           30,000,000       30,000,000
    1.05%, 07/01/03++           10,000,000       10,000,000
                                             --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $254,821,543)                           254,821,543
                                             --------------
                                 SHARES
                               -----------
MUTUAL FUND -- 14.0%
  Northern Institutional
    Liquid Assets
    Portfolio sec.
    (Cost $130,579,380)        130,579,380      130,579,380
TOTAL INVESTMENTS -- 113.9%
  (Cost $1,059,732,508)                       1,059,732,508
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (13.9%)                      (129,250,452)
                                             --------------
NET ASSETS -- 100.0%                         $  930,482,056
                                             ==============

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                                                              MERRILL LYNCH 1-3
                                              RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    YEAR TREASURY INDEX**
                                              -----------------    --------------------    -------------    ---------------------
  One Year                                          5.80%                 5.94%                5.65%                4.65%
  Since Inception (8/27/01 -- 6/30/03)              5.33%                 5.20%                5.01%                5.31%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                               LOW-DURATION RETIREMENT CLASS                 INDEX**
                                                               -----------------------------     -------------------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                   10023                              10025
09/30/01                                                                   10150                              10190
10/31/01                                                                   10256                              10286
11/30/01                                                                   10217                              10264
12/31/01                                                                   10196                              10268
01/31/02                                                                   10242                              10289
02/28/02                                                                   10288                              10339
03/31/02                                                                   10208                              10269
04/30/02                                                                   10334                              10383
05/31/02                                                                   10381                              10425
06/30/02                                                                   10402                              10513
07/31/02                                                                   10459                              10641
08/31/02                                                                   10550                              10678
09/30/02                                                                   10633                              10766
10/31/02                                                                   10661                              10790
11/30/02                                                                   10663                              10758
12/31/02                                                                   10778                              10859
01/31/03                                                                   10800                              10857
02/28/03                                                                   10866                              10902
03/31/03                                                                   10890                              10922
04/30/03                                                                   10919                              10943
05/31/03                                                                   10991                              10984
06/30/03                                                                   11006                              11001

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Merrill Lynch 1-3 Year Treasury Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

         JUNE 30, 2003               PAR          VALUE
         -------------           -----------   ------------
AGENCY OBLIGATIONS -- 14.0%
  Federal Home Loan Bank
    1.17%, 08/01/03              $ 1,600,000   $  1,598,520
    1.14%, 08/15/03                  300,000        299,663
    1.17%, 08/29/03               16,700,000     16,676,431
  Federal Home Loan Mortgage
    Corporation
    1.20%, 07/17/03               13,700,000     13,693,463
    1.18%, 07/30/03                3,700,000      3,696,774
    1.20%, 08/01/03                2,100,000      2,098,058
    1.19%, 09/05/03                2,300,000      2,296,079
    1.12%, 09/30/03                4,400,000      4,389,656
    4.25%, 06/15/05                2,350,000      2,479,530
    7.00%, 07/15/05                4,000,000      4,447,428
    4.25%, 03/22/06 STEP++         3,850,000      3,938,947
  Federal National Mortgage
    Association
    1.23%, 07/02/03                  700,000        699,979
    1.17%, 07/23/03               10,100,000     10,093,490
    1.16%, 07/30/03                7,000,000      6,993,896
    0.90%, 09/03/03                6,300,000      6,289,586
    0.98%, 09/24/03               16,600,000     16,563,545
    0.98%, 10/31/03                9,000,000      8,971,632
    4.45%, 05/03/05                3,325,000      3,429,126
  Small Business Administration
    6.95%, 11/10/16                2,619,835      2,929,340
                                               ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $110,899,997)                           111,585,143
                                               ------------
ASSET-BACKED SECURITIES -- 10.7%
  Aames Mortgage Trust
    1.63%, 07/15/03 STEP++           278,959        279,234
  Bank One Issuance Trust
    4.16%, 01/15/08                2,050,000      2,150,080
  Bayview Financial Acquisition
    Trust
    1.71%, 07/25/03 144A++           733,483        733,598
    7.01%, 05/25/29 144A             834,645        864,667
  Business Loan Express
    3.25%, 07/15/03 144A++         1,084,248      1,041,556
  Capital Auto Receivables
    Asset Trust
    3.58%, 10/16/06                2,400,000      2,487,750
  Capital One Auto Finance
    Trust
    5.40%, 05/15/08                2,000,000      2,115,812
  Capital One Master Trust
    3.85%, 10/12/04                2,300,000      2,370,689
    4.55%, 04/24/05                  750,000        777,944
  Chase Funding Mortgage Loan
    Asset-Backed Certificates
    5.04%, 05/30/05                1,200,000      1,259,207
  Citibank Credit Card Issuance
    Trust
    4.10%, 12/07/06                4,350,000      4,515,843
    2.50%, 04/07/08                3,950,000      4,005,229

                                     PAR          VALUE
                                 -----------   ------------
  Citibank Credit Card Master
    Trust I
    1.14%, 08/15/06 PO (2)       $ 2,600,000   $  2,566,865
  Conseco Finance
    Securitizations Corporation
    1.55%, 07/15/03++                348,909        348,374
    8.07%, 12/01/30                2,225,683      2,275,008
    7.30%, 05/01/31                  972,139        981,180
  Daimler Chrysler Master Owner
    Trust
    1.24%, 07/15/03++              3,000,000      3,001,769
  Equity One ABS, Inc.
    7.55%, 02/25/32                  443,948        448,336
  FMAC Loan Receivables Trust
    5.99%, 11/15/04 144A             581,345        558,091
  Ford Credit Auto Owner Trust
    4.83%, 02/15/05                1,981,840      1,999,783
  Green Tree Financial
    Corporation
    6.06%, 04/01/18                1,645,968      1,660,181
    6.04%, 11/01/29                   54,118         54,885
  Honda Auto Receivables Owner
    Trust
    2.48%, 07/18/08                4,000,000      4,062,003
  Mellon Auto Grantor Trust
    7.18%, 10/15/06                  684,325        694,452
  MMCA Automobile Trust
    7.55%, 04/15/06                1,258,214      1,266,713
  Nissan Auto Receivables Owner
    Trust
    4.31%, 05/16/05                2,053,224      2,074,077
    3.58%, 09/15/05                3,500,000      3,543,750
    3.99%, 12/15/05                4,000,000      4,082,031
    5.35%, 10/15/06                3,275,000      3,388,381
    4.80%, 02/15/07                4,225,000      4,391,360
  PBG Equipment Trust
    6.27%, 01/20/12                1,315,759      1,383,737
  Sears Credit Account Master
    Trust
    1.36%, 07/15/03++              2,500,000      2,489,595
    7.00%, 07/15/08                1,497,708      1,542,002
    5.25%, 10/16/08                1,816,667      1,865,515
  Sequoia Mortgage Trust
    2.24%, 10/25/24++              1,513,766      1,506,197
  SLM Student Loan Trust
    1.15%, 09/15/03++              2,400,000      2,400,238
    1.29%, 09/15/03++              2,325,849      2,325,849
    1.40%, 01/25/07++                655,337        655,635
    1.37%, 01/25/09++              2,117,429      2,117,545
    1.37%, 01/25/11++              2,054,658      2,054,807
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A           4,400,471      4,552,947
  The Money Store Business Loan
    Backed Certificates
    2.15%, 04/15/28+                 774,922        763,802

                       See Notes to Financial Statements.

                                     PAR          VALUE
                                 -----------   ------------
  TMS SBA Loan Trust
    2.11%, 04/15/24++            $   682,833   $    707,763
    2.00%, 01/15/25++                823,013        800,800
    2.48%, 01/25/25++                493,808        490,949
                                               ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $84,315,414)                             85,656,229
                                               ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 23.7%
  Asset Securitization
    Corporation
    7.32%, 01/13/30                1,124,491      1,192,284
  Bank One Mortgage-Backed
    Pass-Through Certificates
    4.84%, 03/15/30++                607,152        615,147
  Bear Stearns Adjustable Rate
    Mortgage Trust
    6.60%, 07/01/03++                628,180        629,917
    6.87%, 07/01/03++                362,816        372,659
  Countrywide Funding
    Corporation
    6.50%, 11/25/08                2,008,782      2,005,909
  Countrywide Home Loans, Inc.
    6.05%, 04/25/29                3,281,447      3,314,601
    4.09%, 06/19/31++                597,019        603,642
  Credit-Based Asset Servicing
    and Securitization LLC
    1.64%, 07/25/03++              1,392,984      1,389,912
  CS First Boston Mortgage
    Securities Corporation
    1.72%, 02/25/32++                922,701        925,865
  DLJ Mortgage Acceptance
    Corporation
    6.82%, 10/15/30 144A           1,816,345      2,020,394
  Federal Home Loan Mortgage
    Corporation
    3.18%, 07/01/03 STRIP++          881,709        882,811
    4.37%, 07/01/03++                197,258        201,843
    1.53%, 07/15/03++              3,043,629      3,041,727
    1.60%, 01/28/04++                 81,013         81,010
    9.50%, 10/01/04                   19,936         20,708
    9.50%, 12/01/04                   24,929         25,895
    9.50%, 01/01/05                   21,460         22,292
    9.50%, 06/01/05                   25,655         27,258
    5.74%, 07/28/05++              4,049,630      4,178,712
    10.00%, 12/01/05                   4,027          4,149
    8.00%, 03/01/06                    5,784          6,088
    7.00%, 05/01/06                    6,548          6,756
    8.75%, 08/01/06                   10,193         10,518
    6.50%, 08/15/07                  970,216        998,960
    8.50%, 12/01/07                   26,096         27,645
    8.50%, 01/01/08                   22,559         24,089
    8.00%, 05/01/08                   35,989         37,529
    8.50%, 06/01/08                   23,984         25,071
    8.25%, 07/01/08                   37,298         39,489
    8.75%, 07/01/08                   20,547         22,165
    8.00%, 01/01/09                   11,507         12,338
    7.50%, 03/01/09                  128,890        132,959

                                     PAR          VALUE
                                 -----------   ------------
    5.50%, 04/01/09              $ 2,133,524   $  2,232,867
    6.00%, 06/01/09                  898,140        939,398
    6.00%, 07/01/10                1,847,449      1,932,316
    6.50%, 06/01/11                2,037,299      2,145,531
    16.25%, 07/01/11                   2,581          3,179
    15.25%, 08/01/11                   4,197          5,098
    5.00%, 05/01/18                7,970,435      8,239,438
    10.75%, 02/01/19                 176,827        199,981
    5.09%, 09/01/23++              1,480,593      1,525,625
    7.32%, 03/01/31++                294,546        303,306
    6.00%, 08/13/33                6,000,000      6,217,500
  Federal Housing Authority
    7.43%, 09/01/22                  263,494        288,368
  Federal National Mortgage
    Association
    4.12%, 07/01/03 CONV++           425,408        439,458
    5.01%, 07/01/03++                248,321        255,667
    5.23%, 07/01/03++              2,878,056      2,960,763
    6.39%, 07/01/03++              2,815,985      2,925,825
    7.00%, 06/01/04                    1,682          1,696
    6.00%, 08/01/08                  821,863        862,956
    6.50%, 11/01/08                1,129,909      1,199,822
    5.50%, 06/01/09                1,480,266      1,551,503
    5.50%, 07/01/09                1,082,919      1,135,034
    6.00%, 11/01/10                2,236,575      2,344,910
    6.00%, 12/01/10                1,097,946      1,152,844
    6.00%, 03/01/11                  576,593        603,981
    6.00%, 08/01/11                1,114,080      1,166,999
    5.50%, 04/01/13                1,229,563      1,281,819
    6.00%, 05/01/13                  976,353      1,022,730
    6.00%, 09/01/13                  585,487        610,371
    6.00%, 10/01/13                  490,153        510,985
    6.00%, 11/01/13                3,224,358      3,361,393
    6.00%, 02/01/14                  807,444        843,780
    6.00%, 03/01/14                1,293,536      1,351,748
    6.00%, 04/01/14                  291,827        304,959
    6.00%, 12/01/14                7,013,992      7,328,496
    5.00%, 07/01/18                7,720,000      7,973,312
    5.00%, 07/17/18               28,000,000     28,918,749
    4.31%, 08/01/22++              1,034,026      1,058,953
    4.42%, 02/01/24++              2,010,449      2,067,866
    9.00%, 05/01/25                  595,383        662,177
    9.00%, 07/01/25                  662,687        737,654
    5.25%, 12/01/30++                182,983        188,592
    6.64%, 02/01/31++                727,852        739,460
    5.50%, 07/14/33                2,500,000      2,583,594
  Federal National Mortgage
    Association Grantor Trust
    3.31%, 03/25/32                1,412,979      1,405,914
  FFCA Secured Lending
    Corporation
    7.27%, 02/18/11 144A           2,844,176      2,946,223
  First Republic Mortgage Loan
    Trust
    4.35%, 06/25/30++              1,673,038      1,699,475

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                     PAR          VALUE
                                 -----------   ------------
  Government National Mortgage
    Association
    5.63%, 07/01/03++            $   413,899   $    425,995
    1.38%, 07/16/03++              2,287,073      2,285,662
    1.78%, 07/16/03++              1,549,667      1,559,199
    7.25%, 11/15/03                      569            574
    8.25%, 08/15/04                    4,280          4,410
    8.25%, 03/15/06                    7,692          8,168
    8.25%, 05/15/06                   18,798         19,960
    7.00%, 10/15/07                    6,186          6,573
    7.00%, 11/15/07                  118,913        126,345
    7.00%, 12/15/07                   78,839         83,767
    7.00%, 01/15/08                    3,788          4,072
    7.00%, 05/15/08                   66,237         71,205
    7.00%, 06/15/08                   13,016         13,993
    7.00%, 07/15/08                  251,439        270,297
    7.00%, 08/15/08                  172,021        184,922
    7.00%, 09/15/08                  313,722        337,252
    7.00%, 09/18/08                  176,207        189,422
    7.00%, 11/15/08                  322,674        346,874
    6.00%, 12/15/08                  812,153        856,822
    7.00%, 04/15/09                   80,655         86,653
    6.00%, 02/15/11                1,260,538      1,329,081
    13.50%, 02/15/11                   4,475          5,318
    7.00%, 05/12/12                  207,332        222,558
    7.00%, 05/15/12                  445,197        477,891
    5.38%, 06/20/17++                 64,807         67,029
    5.38%, 06/20/21++                 45,854         47,509
    7.00%, 08/15/28                   92,894         98,264
    7.00%, 11/15/28                  295,408        312,487
    7.00%, 07/15/29                   91,921         97,149
    8.50%, 10/15/29                  236,094        254,465
    8.50%, 01/15/30                  120,269        129,589
    8.50%, 03/15/30                   74,828         80,627
    8.50%, 04/15/30                  318,832        343,541
    8.50%, 05/15/30                  956,248      1,030,357
    8.50%, 06/15/30                  476,915        513,875
    8.50%, 07/15/30                1,293,759      1,394,023
    8.50%, 08/15/30                  325,175        350,375
    8.50%, 09/15/30                   39,344         42,393
    8.50%, 10/15/30                  207,809        223,914
    8.50%, 11/15/30                  569,032        613,132
    8.50%, 12/15/30                  653,332        703,965
    7.00%, 01/15/31                   96,436        101,860
    8.50%, 01/15/31                  203,360        219,057
    7.00%, 02/15/31                   94,680        100,006
    8.50%, 02/15/31                  457,611        492,933
    7.00%, 04/15/31                  277,884        293,515
    7.00%, 06/15/31                  386,909        408,673
    7.00%, 07/15/31                  443,186        468,116
    7.00%, 08/15/31                2,536,975      2,679,679
    7.00%, 09/15/31                  993,460      1,049,341
    7.00%, 10/15/31                  121,153        127,968
    7.00%, 12/15/31                  333,830        352,608
    7.00%, 02/15/32                  146,994        155,262

                                     PAR          VALUE
                                 -----------   ------------
    7.00%, 04/15/32              $    61,263   $     64,709
    7.00%, 05/15/32                  486,215        513,565
    7.00%, 07/15/32                2,060,694      2,176,608
    7.00%, 09/15/32                  315,389        333,130
    7.00%, 10/15/32                1,308,550      1,382,156
    6.75%, 10/16/40                3,394,866      3,849,451
  GS Mortgage Securities
    Corporation II
    1.08%, 07/01/03 IO 144A++     45,435,000      2,067,647
    6.04%, 08/15/18 144A             606,523        669,798
  IFC SBA Loan-Backed ADJ Rate
    Certificate
    2.25%, 01/15/24 144A++         1,054,361      1,033,274
  Mellon Residential Funding
    Corporation
    6.75%, 01/25/13                  140,038        142,387
  MLCC Mortgage Investors, Inc.
    1.56%, 07/15/03 STEP++         1,825,188      1,827,798
  Morgan Stanley Capital I
    6.22%, 02/07/04                1,463,844      1,555,279
  PNC Mortgage Securities
    Corporation
    1.77%, 07/25/03++                284,032        284,254
    7.50%, 02/25/31                  219,270        220,899
  Residential Accredit Loans,
    Inc.
    6.00%, 12/25/16                1,679,939      1,707,238
    7.75%, 10/25/30                  202,136        203,727
  Residential Asset
    Securitization Trust
    8.00%, 02/25/30                  309,520        315,336
  Residential Funding Mortgage
    Securities I
    6.33%, 07/01/03++                260,677        261,119
    6.50%, 03/25/32                1,312,372      1,352,598
  Salomon Brothers Mortgage
    Securities IV
    7.15%, 03/25/25 144A           4,806,579      5,156,945
  Security National Mortgage
    Loan Trust
    5.79%, 07/25/03 144A             792,782        793,852
  Sequoia Mortgage Trust
    1.50%, 10/20/27++              1,877,804      1,862,835
    1.55%, 10/20/33++              1,416,608      1,409,885
  Structured Asset Mortgage
    Investments, Inc.
    6.13%, 11/25/13                  573,867        587,728
  Structured Asset Securities
    Corporation
    7.50%, 06/28/31                1,057,638      1,083,342
  United Mortgage Securities
    Corporation
    4.59%, 07/01/03++              1,083,568      1,098,591
  Wachovia Asset
    Securitization, Inc.
    6.25%, 10/25/33                  944,666        967,324

                       See Notes to Financial Statements.

                                     PAR          VALUE
                                 -----------   ------------
  Washington Mutual
    4.05%, 07/01/03++            $ 1,286,389   $  1,301,339
    1.33%, 06/25/24++                245,169        245,183
  Washington Mutual Mortgage
    Securities Corporation
    4.34%, 07/25/31++                702,015        709,035
  Washington Mutual MSC
    Mortgage Pass-Through
    Certificates
    4.76%, 03/25/32++              1,217,785      1,233,007
                                               ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $186,002,943)                           189,211,421
                                               ------------
COMMERCIAL PAPER -- 6.9%
  ABN AMRO NA Finance, Inc.
    0.92%, 08/25/03                4,500,000      4,493,819
  CBA (Delaware) Finance, Inc.
    1.05%, 07/31/03                1,800,000      1,798,425
  Danske Corporation
    1.20%, 08/13/03                2,800,000      2,796,670
    1.20%, 08/28/03                6,000,000      5,990,463
  General Electric Capital
    Corporation
    1.03%, 07/23/03                  200,000        199,874
    1.05%, 08/11/03                4,100,000      4,095,097
  HBOS Treasury Services PLC
    1.24%, 07/14/03                3,000,000      2,998,678
    1.21%, 09/03/03                  400,000        399,275
    0.99%, 09/18/03                1,600,000      1,596,419
  Lloyds TSB Bank PLC
    1.22%, 07/10/03                6,000,000      5,998,170
    1.24%, 07/29/03                1,100,000      1,098,973
  Royal Bank of Scotland PLC
    1.22%, 07/08/03               13,500,000     13,496,745
  Shell Finance (UK) PLC
    1.22%, 07/18/03                4,000,000      3,997,705
  UBS Finance LLC
    1.21%, 07/07/03                  500,000        499,899
    0.92%, 09/24/03                1,000,000        997,592
  Westpac Trust Securities,
    Ltd.
    1.18%, 08/05/03                1,500,000      1,498,323
    1.19%, 08/07/03                3,000,000      2,996,540
                                               ------------
TOTAL COMMERCIAL PAPER
  (Cost $54,949,778)                             54,952,667
                                               ------------
CORPORATE BONDS -- 13.9%
  AIF, Inc.
    3.50%, 06/15/26                1,621,277      1,621,277
  Alcoa, Inc.
    1.54%, 12/06/04++                930,000        932,608
  Allstate Corporation
    7.88%, 05/01/05                  830,000        922,474
  American Express Credit
    Corporation
    1.30%, 07/16/03++              1,200,000      1,200,378
  American International Group
    2.85%, 12/01/05                1,300,000      1,328,544

                                     PAR          VALUE
                                 -----------   ------------
  AOL Time Warner, Inc.
    6.88%, 05/01/12              $ 5,000,000   $  5,719,655
  AT&T Corporation
    4.38%, 08/21/03++(E)           3,000,000      3,463,632
  Bank One Corporation
    7.63%, 08/01/05                1,200,000      1,345,266
  Bear Stearns Cos., Inc. (The)
    1.60%, 09/29/03++                690,000        697,623
  Capital One Bank
    6.62%, 08/04/03                5,770,000      5,781,638
  Centerior Energy Corporation
    7.67%, 07/01/04                1,500,000      1,583,469
  Citigroup, Inc.
    6.75%, 12/01/05                1,600,000      1,784,923
  Coca-Cola Co. (The)
    4.00%, 06/01/05                1,240,000      1,298,280
  Dominion Resources, Inc.
    7.63%, 07/15/05                  650,000        723,374
  Ford Motor Credit Co.
    1.77%, 07/18/03++              1,500,000      1,450,655
    6.88%, 02/01/06                3,190,000      3,385,314
  FPL Group Capital, Inc.
    3.25%, 04/11/06                1,280,000      1,314,532
  Fred Meyer Holding Co., Inc.
    7.38%, 03/01/05                2,000,000      2,160,804
  General Dynamics Corporation
    2.13%, 05/15/06                1,205,000      1,222,056
  General Electric Capital
    Corporation
    2.85%, 01/30/06                1,500,000      1,535,438
    9.83%, 12/15/08                  350,000        461,118
  General Motors Acceptance
    Corporation
    2.05%, 07/21/03++              3,100,000      3,096,965
    6.75%, 01/15/06                1,455,000      1,545,590
    4.50%, 07/15/06                  670,000        669,477
  Golden West Financial
    Corporation
    5.50%, 08/08/06                3,000,000      3,310,134
  Household Finance Corporation
    1.46%, 08/01/03++              1,470,000      1,470,419
  IBM Corporation
    1.33%, 09/10/04++              1,200,000      1,201,762
  International Paper Co.
    8.13%, 07/08/05                  680,000        758,483
  Masco Corporation
    6.75%, 03/15/06                  700,000        779,069
  Mellon Bank
    6.50%, 08/01/05                1,000,000      1,094,792
  Merrill Lynch and Co., Inc.
    2.94%, 01/30/06                1,400,000      1,427,136
  MetLife, Inc.
    3.91%, 05/15/05                1,300,000      1,354,643

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                     PAR          VALUE
                                 -----------   ------------
  Morgan Stanley TRACER
    5.88%, 09/01/03 144A++       $11,600,000   $ 12,771,310
  National Rural Utilities
    3.00%, 02/15/06                1,120,000      1,151,591
  New York Telephone Co.
    6.50%, 03/01/05++++            2,300,000      2,473,054
  Niagara Mohawk Power
    Corporation
    7.75%, 05/15/06                5,000,000      5,728,335
  Pemex Project Funding Master
    Trust
    8.50%, 02/15/08                  350,000        409,500
  Phillips Petroleum Co.
    8.50%, 05/25/05                1,045,000      1,177,662
  Premium Asset Trust
    1.67%, 08/27/03 144A++         4,000,000      4,013,820
  Procter & Gamble Co.
    6.60%, 12/15/04                1,200,000      1,288,403
  Qwest Capital Funding, Inc.
    5.88%, 08/03/04                3,000,000      2,887,500
  SLM Corporation
    1.39%, 07/25/03++                675,000        673,945
    1.45%, 07/25/03++              1,200,000      1,202,042
  Southtrust Bank NA
    1.36%, 08/25/03++              1,200,000      1,201,643
  Sprint Capital Corporation
    7.13%, 01/30/06                3,000,000      3,285,615
  Time Warner, Inc.
    7.75%, 06/15/05                3,200,000      3,515,424
  Toyota Motor Credit
    Corporation
    2.80%, 01/18/06                1,060,000      1,087,627
  Unilever Capital Corporation
    6.88%, 11/01/05                1,200,000      1,340,345
  Virginia Electric & Power Co.
    5.75%, 03/31/06                3,000,000      3,278,265
  Wachovia Corporation
    7.55%, 08/18/05                  950,000      1,066,116
  Washington Mutual Bank FA
    1.67%, 07/25/06++              1,500,000      1,507,704
  Wells Fargo Co.
    7.25%, 08/24/05                1,270,000      1,419,531
  Weyerhaeuser Co.
    2.24%, 09/15/03++                700,000        700,088
    5.50%, 03/15/05                  865,000        915,476
  Worldcom, Inc.-WorldCom Group
    7.38%, 01/15/11 144A#          3,900,000      1,160,250
                                               ------------
TOTAL CORPORATE BONDS
  (Cost $107,828,289)                           110,896,774
                                               ------------
FOREIGN BONDS -- 7.0%
BERMUDA -- 0.1%
  Tyco International Group SA
    6.38%, 06/15/05                  860,000        900,850
                                               ------------

                                     PAR          VALUE
                                 -----------   ------------
CANADA -- 1.5%
  Canadian Government
    4.50%, 09/01/07(C)            11,815,000   $  9,012,878
  Province of Ontario
    2.63%, 12/15/05              $ 1,230,000      1,256,409
  Quebec Province
    6.50%, 01/17/06                1,190,000      1,326,424
                                               ------------
                                                 11,595,711
                                               ------------
CHILE -- 0.4%
  Republic of Chile
    5.63%, 07/23/07                  750,000        815,025
    7.13%, 01/11/12                2,300,000      2,682,030
                                               ------------
                                                  3,497,055
                                               ------------
CROATIA -- 0.1%
  Croatia Government
    2.19%, 07/31/03++              1,022,727      1,018,892
                                               ------------
FRANCE -- 0.5%
  France Telecom
    8.70%, 03/01/06                2,200,000      2,511,304
  Total Fina Elf SA
    7.00%, 10/05/05                1,470,000      1,635,737
                                               ------------
                                                  4,147,041
                                               ------------
GERMANY -- 1.1%
  Bundesobligation
    4.50%, 08/17/07(E)             7,210,000      8,812,756
                                               ------------
MALAYSIA -- 0.1%
  Government of Malaysia
    8.75%, 06/01/09                  300,000        384,210
  Petroliam Nasional BHD
    7.13%, 10/18/06                  350,000        399,559
                                               ------------
                                                    783,769
                                               ------------
MEXICO -- 0.9%
  Grupo Televisa SA
    8.63%, 08/08/05                  350,000        395,063
  United Mexican States
    6.38%, 01/16/13                2,280,000      2,422,500
    11.38%, 09/15/16                 700,000      1,020,250
    8.00%, 09/24/22                2,700,000      3,024,000
                                               ------------
                                                  6,861,813
                                               ------------
NETHERLANDS -- 0.4%
  Deutsche Telekom
    International Finance BV
    8.25%, 06/15/05                3,000,000      3,347,220
                                               ------------
SOUTH AFRICA -- 0.1%
  Republic of South Africa
    9.13%, 05/19/09                  600,000        745,500
    7.38%, 04/25/12                  300,000        345,000
                                               ------------
                                                  1,090,500
                                               ------------
SUPRANATIONAL -- 0.4%
  European Investment Bank
    5.63%, 01/24/06                1,850,000      2,036,886

                       See Notes to Financial Statements.

                                     PAR          VALUE
                                 -----------   ------------
  International Bank for
    Reconstruction and
    Development
    6.02%, 06/21/04              $ 1,200,000   $  1,254,469
                                               ------------
                                                  3,291,355
                                               ------------
TUNISIA -- 0.4%
  Banque Cent de Tunisie
    7.38%, 04/25/12                2,400,000      2,802,000
                                               ------------
UNITED KINGDOM -- 1.0%
  BP Capital Markets PLC
    4.00%, 04/29/05                  860,000        899,160
  British Telecom PLC
    7.88%, 12/15/05                  230,000        262,111
  HBOS Treasury Services PLC
    1.17%, 03/14/05 144A++         1,200,000      1,200,472
  Holmes Financing PLC
    1.44%, 01/15/08++              2,600,000      2,600,000
  Permanent Financing PLC
    1.36%, 09/10/07++              2,800,000      2,800,000
                                               ------------
                                                  7,761,743
                                               ------------
TOTAL FOREIGN BONDS
  (Cost $52,628,758)                             55,910,705
                                               ------------
MUNICIPAL BONDS -- 0.2%
  California State Department
    of Water Resources, Series
    E Revenue Bond (Non-
    Callable)
    3.59%, 05/01/04                  975,000        987,363
  Missouri Higher Education
    Loan Authority, Revenue
    Bond (GTD STD LNS Insured)
    (Callable 04/01/05 @ $100)
    1.45%, 07/25/08++              1,001,600      1,002,226
                                               ------------
TOTAL MUNICIPAL BONDS
  (Cost $1,962,618)                               1,989,589
                                               ------------
                                   SHARES
                                 -----------
SHORT-TERM INVESTMENTS -- 2.4%
  AB Funds Trust -- Money
    Market Fund (Affiliated
    Fund)                         17,961,139     17,961,139
  Northern Institutional Liquid
    Assets Portfolio sec.            314,325        314,325
                                               ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $18,275,464)                             18,275,464
                                               ------------

                                   SHARES         VALUE
                                 -----------   ------------
RIGHTS -- 0.0%
  United Mexican States
    Recovery Rights Series B       2,700,000   $     28,350
  United Mexican States
    Recovery Rights Series C       2,700,000          8,100
  United Mexican States
    Recovery Rights Series D       2,700,000          2,295
  United Mexican States
    Recovery Rights Series E       2,700,000          1,620
                                               ------------
TOTAL RIGHTS
  (Cost $0)                                          40,365
                                               ------------
                                     PAR
                                 -----------
U.S. TREASURY OBLIGATIONS -- 26.0%
  U.S. Treasury Bills
    1.11%, 08/07/03++++          $   235,000        234,764
    0.84%, 12/18/03                7,500,000      7,467,173
                                               ------------
                                                  7,701,937
                                               ------------
  U.S. Treasury Bonds
    2.00%, 11/30/04               24,895,000     25,198,421
    6.75%, 05/15/05               19,825,000     21,839,260
    10.38%, 11/15/12               2,125,000      2,831,314
                                               ------------
                                                 49,868,995
                                               ------------
  U.S. Treasury Inflationary
    Index Bond
    3.63%, 01/15/08               12,000,000     15,321,637
                                               ------------
  U.S. Treasury Notes
    2.13%, 08/31/04                5,270,000      5,336,086
    1.88%, 09/30/04                8,350,000      8,434,811
    2.13%, 10/31/04                1,565,000      1,586,336
    5.88%, 11/15/04               13,620,000     14,499,457
    1.63%, 01/31/05                9,300,000      9,366,848
    1.50%, 02/28/05++++           12,770,000     12,835,357
    1.63%, 03/31/05                2,355,000      2,371,928
    1.63%, 04/30/05                5,870,000      5,910,362
    5.75%, 11/15/05                9,234,000     10,165,701
    5.88%, 11/15/05                8,700,000      9,602,973
    5.63%, 02/15/06                5,920,000      6,547,384
    2.00%, 05/15/06                9,560,000      9,664,567
    3.50%, 11/15/06                3,250,000      3,426,849
    4.38%, 05/15/07               10,875,000     11,818,069
    3.00%, 11/15/07                3,560,000      3,673,197
    3.00%, 02/15/08                  920,000        946,989
    2.63%, 05/15/08                7,005,000      7,071,225
    8.75%, 11/15/08                5,049,000      5,193,568
    9.13%, 05/15/09                1,250,000      1,336,426
    10.38%, 11/15/09               2,700,000      3,034,233
    10.00%, 05/15/10               1,700,000      1,968,947
                                               ------------
                                                134,791,313
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $204,691,920)                           207,683,882
                                               ------------
TOTAL INVESTMENTS -- 104.8%
  (Cost $821,555,181)                           836,202,239
                                               ------------

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  NUMBER OF
                                  CONTRACTS       VALUE
                                 -----------   ------------
WRITTEN OPTIONS -- (0.1)%
CALL SWAPTIONS
  3-Month LIBOR, Strike
    Price 4.00,
    Expires 12/17/03
  (Cost $(400,920))                   (3,120)  $   (714,917)
                                               ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (4.7%)                              (37,238,978)
                                               ------------
NET ASSETS -- 100.0%                           $798,248,344
                                               ============

Interest rate swap agreements outstanding at June 30, 2003:

                         EXPIRATION    NOTIONAL      UNREALIZED
      DESCRIPTION           DATE         VALUE      APPRECIATION
      -----------        ----------   -----------   ------------
BRITISH POUNDS
Receive fixed rate
payments of 4.25% and
pay variable rate
payments on the six
month LIBOR floating
rate(d)                   03/17/05    $23,500,000     $238,180
EURODOLLARS
Receive fixed rate
payments of 4.00% and
pay variable rate
payments on the six
month LIBOR floating
rate(b)                   03/15/07     15,600,000      229,373
                                                      --------
                                                      $467,553
                                                      ========

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                                                              LEHMAN BROTHERS
                                             RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    AGGREGATE BOND INDEX**
                                             -----------------    --------------------    -------------    ----------------------
  One Year                                        11.69%                 11.77%              11.39%                10.40%
  Since Inception (8/27/01 -- 6/30/03)             8.76%                  8.50%               8.43%                 8.70%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                               MED.-DURATION RETIREMENT CLASS                INDEX**
                                                               ------------------------------     ------------------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                   10051                              10056
09/30/01                                                                   10123                              10173
10/31/01                                                                   10364                              10386
11/30/01                                                                   10223                              10243
12/31/01                                                                   10149                              10177
01/31/02                                                                   10253                              10259
02/28/02                                                                   10387                              10359
03/31/02                                                                   10223                              10187
04/30/02                                                                   10422                              10384
05/31/02                                                                   10479                              10472
06/30/02                                                                   10453                              10563
07/31/02                                                                   10466                              10690
08/31/02                                                                   10685                              10871
09/30/02                                                                   10774                              11047
10/31/02                                                                   10752                              10996
11/30/02                                                                   10833                              10994
12/31/02                                                                   11079                              11221
01/31/03                                                                   11165                              11231
02/28/03                                                                   11316                              11386
03/31/03                                                                   11313                              11377
04/30/03                                                                   11462                              11471
05/31/03                                                                   11672                              11685
06/30/03                                                                   11675                              11662

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Lehman Brothers Aggregate Bond Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                      PAR           VALUE
-------------                  -----------   --------------
AGENCY OBLIGATIONS -- 3.6%
  Federal Home Loan Mortgage
    Corporation
    1.17%, 09/09/03            $10,140,000   $   10,121,667
    4.50%, 07/23/07              3,000,000        3,097,464
  Federal National Mortgage
    Association
    1.14%, 09/30/03              7,500,000        7,482,368
    1.22%, 10/22/03++++          1,900,000        1,894,454
    3.32%, 09/27/06              2,500,000        2,560,730
  Financing Corporation
    Principle STRIPS
    4.94%, 11/30/17 (2)          1,130,000          559,303
    5.11%, 04/05/19 (2)            620,000          279,949
  Resolution Funding
    Corporation STRIPS
    4.69%, 01/15/17 (2)          5,176,000        2,763,342
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $26,935,737)                             28,759,277
                                             --------------
ASSET-BACKED SECURITIES -- 5.2%
  AmeriCredit Automobile
    Receivables Trust
    7.15%, 08/12/04                 12,912           12,920
    5.96%, 03/12/06                812,358          812,908
  Amortizing Residential
    Collateral Trust
    1.32%, 07/25/03++              734,019          733,446
  AQ Finance NIM Trust
    1.69%, 12/25/07 144A++       2,109,634        2,104,360
    9.50%, 06/25/32 144A           148,865          148,865
    8.74%, 03/25/35 144A           250,000          249,982
  Associates Automobile
    Receivables Trust
    6.82%, 02/15/05                 60,487           60,738
  Bayview Financial
    Acquisition Trust
    1.42%, 07/25/03 144A++       2,619,986        2,624,538
  Bear Stearns Asset Backed
    Securities, Inc.
    5.29%, 06/15/16                182,953          183,138
  Capital One Multi-Asset
    Execution Trust
    4.32%, 04/15/09                310,000          307,816
    3.73%, 03/15/11++              200,000          211,094
  Chase Funding Net Interest
    Margin
    6.88%, 06/27/36 144A           300,000          299,681
  Citibank Credit Card
    Issuance Trust
    2.28%, 08/07/03++              670,000          668,642
  Conseco Finance
    Securitizations
    Corporation
    6.77%, 09/01/32              2,200,000        2,275,330
    2.50%, 02/01/33 IO@         15,318,000        1,035,803
    5.16%, 05/01/33                400,000          406,878


                                   PAR           VALUE
                               -----------   --------------
  Countrywide Asset-Backed
    Certificates
    6.89%, 08/25/27            $   517,146   $      550,850
  Countrywide Home Equity
    Loan Trust
    1.44%, 07/15/03++              637,447          636,545
  CS First Boston Mortgage
    Securities Corporation
    1.44%, 07/15/03++              186,023          186,114
  Daimler Chrysler Master
    Owner Trust
    1.24%, 07/15/03++              910,000          910,537
  Embarcadero Aircraft
    Securitization Trust
    1.79%, 08/15/25 144A++       2,600,000        1,035,887
  EQCC Trust
    1.34%, 07/25/03++            1,199,166        1,200,229
  Fleet Home Equity Loan
    Trust
    1.31%, 05/30/31++            1,736,723        1,733,397
  Green Tree Home Improvement
    Loan Trust
    1.35%, 07/15/03 STEP++         401,200          401,186
  HFC Home Equity Loan Asset
    Backed Certificates
    1.65%, 07/20/03++            3,075,304        3,089,165
  Long Beach Asset Holdings
    Corporation
    7.26%, 06/15/35 144A           250,000          249,992
  Madison Avenue Manufactured
    Housing Contract
    1.39%, 07/25/03++            2,683,594        2,679,663
  Merrill Lynch Mortgage
    Investors, Inc.
    1.36%, 08/25/09++              477,329          477,301
  Metropolitan Asset Funding,
    Inc.
    1.50%, 07/25/03 STEP
      144A++                       414,158          414,001
  New Century Home Equity
    Loan Trust
    7.22%, 11/25/27                706,104          732,163
  Nextcard Credit Card Master
    Note Trust
    1.38%, 07/15/03 144A++         103,226           86,086
    3.59%, 12/15/06 144A++         910,000           44,078
  Novastar NIM Trust
    7.50%, 07/01/07 144A           120,543          120,543
  Option One Mortgage
    Securities Corporation
    NIM Trust
    1.33%, 04/26/09 144A++       1,039,206        1,039,238
    8.83%, 06/26/32 144A++         270,831          270,831
  Provident Bank Home Equity
    Loan Trust
    1.31%, 08/25/31++            1,036,461        1,035,135

                       See Notes to Financial Statements.


                                   PAR           VALUE
                               -----------   --------------
  Residential Asset
    Securities Corporation
    1.28%, 04/25/28++          $   171,885   $      171,949
  Residential Funding
    Mortgage Securities II
    8.09%, 03/25/20              1,354,945        1,397,709
    7.18%, 12/25/22                455,596          458,909
  Salomon Brothers Mortgage
    Securities VII
    1.28%, 07/25/03 STEP++         193,149          193,036
    1.32%, 07/25/03++            1,172,253        1,172,882
  Saxon Asset Securities
    Trust
    7.55%, 10/25/26                418,995          429,216
    1.36%, 06/25/33++              370,376          370,635
  Spiegel Credit Card Master
    Note Trust
    1.46%, 03/10/05++            5,115,571        4,847,403
  Structured Asset Securities
    Corporation
    1.49%, 02/25/33++            2,679,239        2,686,755
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A           766,537          793,098
  Xerox Equipment Lease Owner
    Trust
    3.18%, 02/15/08 144A++          49,505           49,544
                                             --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $44,676,686)                             41,600,216
                                             --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 50.7%
  ARC Net Asset Margin Trust
    7.75%, 01/27/32 144A           172,972          171,243
    7.75%, 07/27/32 144A           232,207          229,886
  Bear Stearns Adjustable
    Rate Mortgage Trust
    6.33%, 07/01/03++              498,270          499,500
    5.68%, 02/25/33++            2,289,480        2,329,783
  Bear Stearns Mortgage
    Securities, Inc.
    6.00%, 01/28/09                109,717          109,717
    6.50%, 10/28/09                209,062          208,909
  Chase Mortgage Finance
    Corporation
    6.75%, 11/25/24              1,000,000        1,003,791
  Commercial Mortgage Pass-
    Through Certificates
    1.42%, 07/15/03 144A++       1,079,591        1,078,847
  Commerical Mortgage Asset
    Trust
    7.55%, 01/17/10++              440,000          533,341
  Countrywide Funding
    Corporation
    6.63%, 02/25/24                280,000          282,363
  Credit-Based Asset
    Servicing and
    Securitization
    1.33%, 08/25/33++            1,468,071        1,467,393


                                   PAR           VALUE
                               -----------   --------------
  CS First Boston Mortgage
    Securities Corporation
    1.63%, 07/15/03 144A++     $   912,531   $      911,350
    1.39%, 07/25/03++               47,320           47,314
  Deutsche Mortgage and Asset
    Receiving Corporation
    6.54%, 06/15/31              2,900,000        3,275,715
  Federal Home Loan Mortgage
    Corporation
    8.00%, 10/01/07                  2,662            2,735
    7.00%, 11/01/14                516,673          548,804
    7.00%, 04/01/15                519,009          551,285
    8.00%, 06/01/15                 31,623           32,493
    7.00%, 12/01/15                355,231          377,433
    8.50%, 06/01/16                 54,765           59,745
    8.50%, 06/01/18                 48,083           52,456
    6.50%, 02/17/21              1,477,026        1,492,690
    0.78%, 04/15/22 PO@ (2)        160,315          157,156
    6.79%, 03/15/24 IO++@          984,775           15,500
    8.00%, 08/01/24                 36,624           39,645
    7.50%, 11/01/29                149,793          159,295
    7.50%, 12/01/29                232,602          247,357
    6.00%, 07/15/30              2,000,000        2,060,529
    7.50%, 02/01/31                329,263          349,945
    7.50%, 11/01/31                194,536          206,756
    7.00%, 07/01/32              1,000,000        1,048,438
    6.50%, 08/01/32              7,000,700        7,285,103
    5.00%, 08/13/33                100,000          101,219
  Federal Housing
    Administration
    7.43%, 07/01/03                566,633          577,977
  Federal National Mortgage
    Association
    1.56%, 07/18/03++              429,857          432,022
    6.50%, 04/26/06                500,000          542,984
    6.50%, 03/25/11              3,464,178        3,590,146
    5.50%, 09/25/13              3,000,000        3,065,190
    8.00%, 06/01/15                266,250          285,719
    8.00%, 06/15/15                137,027          147,048
    8.00%, 07/01/15                419,459          450,132
    8.00%, 09/01/15                378,124          405,775
    6.00%, 04/01/16                524,169          547,101
    6.00%, 05/01/16              1,165,564        1,216,557
    6.00%, 07/01/16              1,642,916        1,714,793
    5.50%, 07/19/16              1,100,000        1,142,281
    6.00%, 07/19/16              1,000,000        1,043,750
    6.00%, 10/01/16              1,529,007        1,595,901
    6.00%, 01/01/17                425,932          444,567
    6.00%, 04/01/17                123,581          128,988
    6.00%, 05/01/17                543,461          567,237
    5.50%, 07/01/17              8,999,106        9,347,821
    6.00%, 09/01/17              1,811,376        1,890,624
    5.50%, 10/01/17              1,161,712        1,206,728
    5.50%, 11/01/17              8,253,844        8,573,680
    5.50%, 03/01/18              5,082,999        5,279,965
    4.50%, 07/15/18             41,500,000       42,329,999

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED


                                   PAR           VALUE
                               -----------   --------------
    5.00%, 07/15/18            $   600,000   $      619,688
    4.00%, 07/17/18             15,700,000       15,758,875
    4.50%, 07/17/18              3,000,000        3,060,000
    5.50%, 07/17/18             10,700,000       11,111,281
    6.00%, 07/17/18             13,500,000       14,090,626
    4.50%, 08/01/18             10,000,000       10,168,750
    4.00%, 08/18/18             11,300,000       11,300,000
    8.00%, 09/25/19                812,852          825,919
    52.03%, 08/25/21 IO@ (2)         1,288           24,556
    60.09%, 10/25/21 IO@ (2)         1,841           30,904
    2.56%, 10/25/21++              500,249          500,629
    22.41%, 01/25/22++@          1,028,593        1,241,704
    2.86%, 03/25/22++            1,774,572        1,805,546
    9.50%, 05/01/22                 26,978           29,996
    7.00%, 09/25/22              3,409,000        3,482,906
    6.00%, 11/01/22              1,545,331        1,603,764
    7.00%, 12/25/22              3,719,000        3,811,356
    6.00%, 01/01/23                774,551          807,711
    9.50%, 07/01/24                 54,638           60,751
    6.50%, 06/01/28                 15,855           16,534
    8.00%, 10/01/30                589,194          635,409
    6.12%, 05/01/31++              639,270          657,403
    6.00%, 01/01/32                315,532          328,054
    6.00%, 01/01/32                174,491          181,416
    6.00%, 03/01/32              2,513,188        2,612,930
    8.00%, 03/01/32                 65,851           70,769
    6.00%, 04/01/32              2,979,140        3,097,376
    5.35%, 08/01/32++            1,811,705        1,875,064
    7.00%, 07/01/33              2,400,000        2,527,500
    6.50%, 07/14/33             18,000,000       18,770,625
    6.00%, 08/13/33              5,000,000        5,192,188
    5.00%, 09/15/33              3,000,000        3,023,438
    4.30%, 05/01/36++            1,510,511        1,546,714
  FFCA Secured Lending
    Corporation
    1.68%, 07/18/20 IO 144A++    4,467,784          291,255
  Financial Asset
    Securitization, Inc.
    7.25%, 07/25/27                707,475          717,740
  First Nationwide Trust
    8.50%, 09/25/31                635,670          657,217
  First Union Commercial
    Mortgage Securities, Inc.
    7.38%, 04/18/07              6,500,000        7,467,795
  First Union National Bank
    Commercial Mortgage Trust
    7.20%, 09/15/10              1,500,000        1,808,623
  GE Capital Mortgage
    Services, Inc.
    6.50%, 07/25/29              1,905,557        1,937,939
  GMAC Commercial Mortgage
    Securities, Inc.
    6.87%, 08/15/07                600,000          682,964
    6.70%, 05/15/30              2,900,000        3,296,910


                                   PAR           VALUE
                               -----------   --------------
  GMAC Mortgage Corporation
    Loan Trust
    3.25%, 11/25/30++          $ 1,274,682   $    1,274,682
  Government National
    Mortgage Association
    32.06%, 02/08/06++@          1,068,378        1,392,081
    6.50%, 02/15/24                 34,751           36,684
    7.00%, 10/15/25                159,488          169,257
    7.00%, 01/15/26                173,535          183,838
    7.00%, 07/15/27              1,164,358        1,232,400
    7.00%, 12/15/27                 11,394           12,060
    7.00%, 01/15/28                109,752          116,097
    7.00%, 03/15/28              1,692,086        1,789,910
    6.00%, 06/20/28 IO@          1,918,065           48,652
    7.00%, 07/15/28                252,873          267,492
    7.50%, 07/15/28                173,493          184,499
    6.50%, 08/15/28                263,432          277,015
    7.00%, 08/15/28                247,619          261,934
    7.50%, 08/15/28                225,491          239,795
    6.50%, 09/15/28                706,048          742,453
    7.00%, 10/15/28                389,672          412,200
    7.50%, 12/15/28                 96,258          102,365
    6.50%, 02/15/29                 43,859           46,106
    7.50%, 03/15/29                402,124          427,508
    6.50%, 04/15/29                100,713          105,875
    6.50%, 05/15/29                 35,367           37,180
    6.50%, 07/15/29                982,616        1,032,975
    7.50%, 11/15/29                525,785          558,975
    6.00%, 11/20/29++              809,661          841,176
    7.50%, 02/15/30                190,289          202,242
    8.50%, 08/15/30                 55,520           59,823
    6.50%, 08/20/30              1,442,320        1,468,907
    8.50%, 11/20/30                386,150          413,301
    6.50%, 02/15/31                 47,530           49,907
    7.50%, 02/15/31                213,600          226,950
    6.50%, 07/15/31                373,884          392,578
    6.50%, 08/15/31                 49,709           52,195
    7.50%, 08/15/31              1,217,363        1,293,449
    6.50%, 09/15/31                294,780          309,519
    6.50%, 10/15/31              1,426,903        1,498,248
    6.50%, 11/15/31              1,466,766        1,540,104
    6.50%, 12/15/31              2,459,718        2,582,704
    6.00%, 01/15/32              2,428,770        2,547,172
    6.50%, 01/15/32                227,546          238,923
    6.50%, 02/15/32                992,823        1,042,464
    7.50%, 02/15/32                190,087          201,967
    6.50%, 03/15/32                 53,129           55,785
    6.00%, 04/15/32              2,540,661        2,664,518
    7.50%, 04/15/32              2,189,277        2,326,107
    6.50%, 05/15/32              1,701,427        1,786,499
    6.50%, 06/15/32              2,889,595        3,034,075
    6.50%, 07/15/32                645,641          677,923
    6.00%, 08/01/32              4,630,000        4,844,138
    6.50%, 08/15/32                388,675          408,109
    6.50%, 09/15/32                932,265          978,878
    6.50%, 10/15/32                 54,359           57,077

                       See Notes to Financial Statements.


                                   PAR           VALUE
                               -----------   --------------
    6.00%, 11/15/32            $   801,461   $      840,532
    6.50%, 11/15/32              1,783,491        1,872,666
    6.00%, 07/01/33             29,800,000       31,215,500
    6.50%, 07/01/33             38,650,000       40,537,500
    6.50%, 08/20/33              8,000,000        8,357,500
  Impac CMB Trust
    1.32%, 07/25/31++            1,165,837        1,168,123
    1.32%, 08/25/32++            2,402,445        2,400,531
  Indymac ARM Trust
    6.47%, 09/28/31++              618,059          635,156
  LB-UBS Commercial Mortgage
    Trust
    7.95%, 01/15/10              1,400,000        1,741,960
    0.99%, 06/15/36 IO 144A++    5,420,090          308,433
  Lehman Brothers Floating
    Rate Commercial Mortgage
    Trust
    1.37%, 07/17/03 144A++         526,182          526,110
  Lomas & Nettleton Mortgage
    I
    9.50%, 09/01/03                  8,394            8,429
  Merrill Lynch Mortgage
    Investors, Inc.
    5.32%, 05/25/32++              818,936          827,368
  MLCC Mortgage Investors,
    Inc.
    1.43%, 03/25/28++            1,361,983        1,362,029
    1.45%, 03/25/28++              486,422          486,736
    1.71%, 01/01/49++            1,000,000        1,000,000
  NC Finance Trust
    9.00%, 03/01/30 144A           157,090          156,902
  Nomura Asset Securities
    Corporation
    7.07%, 04/13/36                700,226          738,032
    7.12%, 04/13/36              2,000,000        2,241,028
  PNC Mortgage Securities
    Corporation
    1.49%, 07/25/03++               86,948           87,016
    7.50%, 02/25/31                 73,090           73,633
  Residential Asset
    Securitization Trust
    1.49%, 04/25/33++            1,691,227        1,696,498
  Salomon Brothers Mortgage
    Securities VII
    1.42%, 07/25/03 STEP++         152,090          152,354
    1.90%, 10/25/23 IO++@          695,084            1,064
    2.12%, 06/25/24 IO++@          472,411              839
  Saxon Mortgage Securities
    Corporation
    6.75%, 04/25/24              1,705,353        1,707,655
  Sequoia Mortgage Trust
    1.48%, 02/20/33++            1,457,543        1,418,532
  Structured Asset Securities
    Corporation
    7.50%, 07/25/16              1,057,638        1,083,342
    6.50%, 01/25/32                416,007          419,135
  Trizec Hahn Office
    Properties Trust
    1.46%, 07/15/03 144A++       3,107,730        3,091,426
  Washington Mutual
    4.51%, 07/01/03++              900,472          910,937
    6.53%, 07/01/03++            1,398,542        1,403,007
    0.37%, 05/25/08 IO@          5,956,402           39,267
    1.01%, 06/25/08 IO++@        8,100,000          101,153
    4.68%, 02/25/33++            1,013,669        1,037,023
                                             --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $400,046,352)                           403,589,733
                                             --------------


                                   PAR           VALUE
                               -----------   --------------
CORPORATE BONDS -- 18.5%
  Ace Capital Trust II
    9.70%, 04/01/30            $    60,000   $       81,138
  Ace INA Holdings, Inc.
    8.20%, 08/15/04                550,000          586,978
    8.30%, 08/15/06                550,000          640,390
  Adelphia Communications
    9.25%, 10/01/04#               250,000          152,500
    9.38%, 11/15/09#               250,000          161,250
  AES Corporation (The)
    10.00%, 07/15/05 144A          116,000          120,930
    9.50%, 06/01/09                 42,000           42,630
    9.38%, 09/15/10                 10,000           10,100
  AGCO Corporation
    9.50%, 05/01/08                 67,000           72,695
  AK Steel Corporation
    7.88%, 02/15/09                190,000          162,450
  Allied Waste North America
    8.88%, 04/01/08                715,000          779,350
  American Airlines, Inc.
    10.19%, 05/26/16@              700,000          290,822
  American Axle &
    Manufacturing, Inc.
    9.75%, 03/01/09                133,000          143,640
  American Standard, Inc.
    7.38%, 02/01/08                170,000          188,700
  American Tower Corporation
    9.38%, 02/01/09                250,000          252,500
  AMFM, Inc.
    8.00%, 11/01/08              1,137,000        1,327,448
  Anthem Insurance Cos., Inc.
    9.13%, 04/01/10 144A           100,000          126,083
  Anthem, Inc.
    6.80%, 08/01/12                450,000          526,270
  AOL Time Warner, Inc.
    7.70%, 05/01/32              1,420,000        1,664,064
  Apache Corporation
    6.25%, 04/15/12                340,000          396,576
  Astoria Financial
    Corporation
    5.75%, 10/15/12 144A           450,000          474,590
  AT&T Broadband Corporation
    8.38%, 03/15/13                650,000          815,774

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED


                                   PAR           VALUE
                               -----------   --------------
  AT&T Corporation
    8.50%, 11/15/31            $   320,000   $      364,107
  AT&T Wireless Services,
    Inc.
    7.88%, 03/01/11                250,000          295,780
    8.13%, 05/01/12                150,000          181,083
    8.75%, 03/01/31                150,000          186,070
  Avis Group Holdings, Inc.
    11.00%, 05/01/09               161,000          181,125
  AXA Financial, Inc.
    7.75%, 08/01/10                500,000          609,938
  Bank One Corporation
    4.13%, 09/01/07              1,100,000        1,165,192
  Bear Stearns Cos., Inc.
    (The)
    5.70%, 11/15/14                550,000          610,899
  Beazer Homes USA, Inc.
    8.38%, 04/15/12                 81,000           90,113
  BellSouth Capital Funding
    7.88%, 02/15/30                460,000          602,544
  BellSouth Corporation
    6.88%, 10/15/31                 10,000           11,819
  Boeing Co. (The)
    6.63%, 02/15/38                210,000          230,841
  Calpine Corporation
    7.75%, 04/15/09                 96,000           71,520
    8.50%, 02/15/11                519,000          391,845
  Cendant Corporation
    6.88%, 08/15/06                350,000          391,825
  CenterPoint Energy Houston
    Electric LLC
    5.70%, 03/15/13 144A           150,000          162,967
  Centerpoint Energy
    Resources Corporation
    7.88%, 04/01/13 144A           300,000          345,677
  Centerpoint Energy, Inc.
    5.88%, 06/01/08 144A           300,000          302,263
  Chesapeake Energy
    Corporation
    8.13%, 04/01/11                 31,000           33,558
  Chrysler Corporation
    7.45%, 02/01/49                320,000          324,983
  Citigroup, Inc.
    5.00%, 03/06/07              2,200,000        2,395,883
    7.25%, 10/01/10                500,000          606,689
  Citizens Communications Co.
    9.00%, 08/15/31                300,000          405,708
  Cleveland Electric
    Illuminating Co. (The)
    7.88%, 11/01/17              2,050,000        2,582,593
  CMS Panhandle Holding Co.
    6.13%, 03/15/04                720,000          738,900
    7.00%, 07/15/29                900,000          951,750
  CNA Financial Corporation
    6.50%, 04/15/05                125,000          130,612
    6.75%, 11/15/06                130,000          135,960
  Comcast Cable
    Communications
    8.38%, 05/01/07                650,000          767,789
    6.75%, 01/30/11                740,000          850,965


                                   PAR           VALUE
                               -----------   --------------
  Commonwealth Edison Co.
    1.73%, 09/30/03 144A++     $   500,000   $      499,393
  Conoco, Inc.
    6.95%, 04/15/29                970,000        1,170,892
  ConocoPhillips
    8.75%, 05/25/10              1,375,000        1,792,061
  Continental Airlines, Inc.
    6.70%, 06/15/21                446,955          433,271
  Countrywide Home Loans,
    Inc.
    5.50%, 08/01/06              1,150,000        1,257,800
    5.63%, 05/15/07                300,000          330,702
    3.25%, 05/21/08                200,000          201,191
  Cox Communications, Inc.
    4.63%, 06/01/13                170,000          170,663
  Credit Suisse First Boston
    USA, Inc.
    4.63%, 01/15/08                600,000          641,381
    6.13%, 11/15/11                710,000          796,687
  CRH America, Inc.
    6.95%, 03/15/12                200,000          233,759
  CSC Holdings, Inc.
    7.63%, 04/01/11                 30,000           30,450
    7.63%, 07/15/18                 30,000           30,075
  DaimlerChrysler NA Holding
    Corporation
    7.30%, 01/15/12                760,000          858,507
  Delta Air Lines, Inc.
    6.42%, 07/02/12                400,000          432,762
    6.72%, 01/02/23                792,305          858,583
  Devon Energy Corporation
    7.95%, 04/15/32                 60,000           77,484
  Devon Financing Corporation
    6.88%, 09/30/11                 10,000           11,749
  Dominion Resources, Inc.
    4.13%, 02/15/08                 70,000           73,357
    5.13%, 12/15/09                230,000          248,307
    5.70%, 09/17/12                310,000          340,952
  Dryden Investor Trust
    7.16%, 07/23/08 144A         1,906,161        2,052,364
  Dynegy Holdings, Inc.
    8.75%, 02/15/12              1,030,000          963,050
  Echostar DBS Corporation
    9.13%, 01/15/09                146,000          163,885
    9.38%, 02/01/09                 53,000           56,776
  El Paso CGP Co.
    7.75%, 06/15/10              1,000,000          937,499
  El Paso Corporation
    4.67%, 02/28/21 CONV (2)     2,750,000        1,216,875
    8.05%, 10/15/30                600,000          522,000
    7.80%, 08/01/31              1,150,000          974,624
    7.75%, 01/15/32              1,100,000          932,250

                       See Notes to Financial Statements.


                                   PAR           VALUE
                               -----------   --------------
  El Paso Natural Gas Co.
    8.38%, 06/15/32 144A       $   210,000   $      223,650
  Entergy Mississippi, Inc.
    1.96%, 08/01/03++            2,100,000        2,099,999
  EOP Operating LP
    7.75%, 11/15/07                100,000          117,235
  Firstar Bank NA
    7.13%, 12/01/09                170,000          205,781
  FirstEnergy Corporation
    6.45%, 11/15/11                270,000          296,868
    7.38%, 11/15/31                430,000          483,446
  Fisher Scientific
    International
    7.13%, 12/15/05                500,000          525,000
  Ford Motor Co.
    6.63%, 10/01/28                550,000          458,918
    7.45%, 07/16/31                850,000          780,815
    8.90%, 01/15/32                770,000          785,686
    7.70%, 05/15/49              2,020,000        1,820,006
  Ford Motor Credit Co.
    7.38%, 10/28/09                100,000          104,990
    7.88%, 06/15/10                590,000          633,097
    7.38%, 02/01/11                320,000          331,317
    7.25%, 10/25/11              1,100,000        1,132,637
  Forest Oil Corporation
    7.75%, 05/01/14                115,000          120,175
  Fort James Corporation
    4.75%, 06/29/04(E)             500,000          571,301
  Fred Meyer, Inc. Holding
    Co.
    7.45%, 03/01/08                150,000          174,953
  Fresenius Medical Care
    Capital Trust II
    7.88%, 02/01/08                170,000          179,350
  General Electric Capital
    Corporation
    6.00%, 06/15/12              1,010,000        1,142,064
    6.75%, 03/15/32              1,700,000        1,995,110
  General Electric Co.
    5.00%, 02/01/13                 90,000           95,244
  General Motors Acceptance
    Corporation
    1.60%, 07/21/03++            1,600,000        1,599,921
    7.25%, 03/02/11                310,000          318,557
  General Motors Corporation
    7.13%, 07/15/13                 60,000           59,764
    8.25%, 07/15/23                140,000          139,584
    8.38%, 07/15/33                830,000          818,571
  Georgia Gulf Corporation
    10.38%, 11/01/07               123,000          131,303
  Georgia-Pacific Corporation
    8.13%, 05/15/11                  8,000            8,260
    9.50%, 12/01/11                 46,000           50,888
    8.88%, 05/15/31                 14,000           13,790
  Greenpoint Financial
    Corporation
    3.20%, 06/06/08 144A           350,000          347,737


                                   PAR           VALUE
                               -----------   --------------
  Hasbro, Inc.
    5.60%, 11/01/05            $   173,000   $      178,406
  HCA, Inc.
    6.87%, 09/15/03                250,000          252,022
    6.30%, 10/01/12                750,000          768,105
  Hitachi Credit America
    Corporation
    1.55%, 07/15/03 144A++       1,000,000        1,000,553
  Host Marriot Corporation
    7.88%, 08/01/05                217,000          221,883
  Host Marriott LP
    9.50%, 01/15/07                500,000          540,000
    9.25%, 10/01/07                 32,000           34,560
  Household Finance
    Corporation
    5.75%, 01/30/07                590,000          651,677
    8.00%, 07/15/10                780,000          968,964
    7.00%, 05/15/12                690,000          818,108
    6.38%, 11/27/12                310,000          353,766
  Huntsman International LLC
    10.13%, 07/01/09               250,000          241,250
  IMC Global, Inc.
    10.88%, 06/01/08               119,000          124,355
  Indiana Michigan Power Co.
    6.88%, 07/01/04              2,000,000        2,109,314
  Insight Midwest LP/Insight
    Capital, Inc.
    10.50%, 11/01/10               179,000          197,348
  Intelsat, Ltd.
    7.63%, 04/15/12 144A           300,000          340,433
  International Lease Finance
    Corporation
    4.50%, 05/01/08                 75,000           78,635
  J.P. Morgan Chase & Co.
    6.63%, 03/15/12                670,000          774,265
    5.75%, 01/02/13                390,000          427,168
  JPM Capital Trust II
    7.95%, 02/01/27                700,000          808,718
  Kansas City Southern
    Railway
    9.50%, 10/01/08                 99,000          110,509
  Kellogg Co.
    6.60%, 04/01/11                500,000          587,275
  Kern River Funding
    Corporation
    4.89%, 04/30/18 144A           300,000          309,653
  Kraft Foods, Inc.
    4.63%, 11/01/06                100,000          106,290
    5.63%, 11/01/11                300,000          327,449
  Kroger Co.
    7.25%, 06/01/09                300,000          350,794
    5.50%, 02/01/13                200,000          211,506
  Lear Corporation
    7.96%, 05/15/05                176,000          188,320

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED


                                   PAR           VALUE
                               -----------   --------------
  Lehman Brothers Holdings,
    Inc.
    6.13%, 07/15/03            $   290,000   $      290,479
    6.63%, 04/01/04                550,000          571,842
    8.25%, 06/15/07                100,000          119,519
    4.00%, 01/22/08                 70,000           73,030
  Liberty Media Corporation
    3.75%, 02/15/30 CONV           400,000          250,000
  Liberty Property Trust
    6.38%, 08/15/12                450,000          503,521
  Lockheed Martin Corporation
    8.50%, 12/01/29                220,000          299,959
  Lyondell Chemical Co.
    9.88%, 05/01/07                500,000          492,500
  MacDermid, Inc.
    9.13%, 07/15/11                111,000          124,598
  Manor Care, Inc.
    8.00%, 03/01/08                153,000          172,890
  MeadWestvaco Corporation
    6.85%, 04/01/12                490,000          566,587
  Mediacom LLC/Mediacom
    Capital Corporation
    9.50%, 01/15/13                500,000          531,250
  Mirant Americas Generation,
    Inc.
    8.30%, 05/01/11                500,000          312,500
  Moore North America
    Finance, Inc.
    7.88%, 01/15/11 144A            30,000           31,425
  Morgan Stanley
    6.75%, 04/15/11                150,000          175,724
    6.60%, 04/01/12                400,000          462,939
    5.30%, 03/01/13                400,000          425,944
  Nabisco, Inc.
    7.05%, 07/15/07                200,000          228,794
    7.55%, 06/15/15              1,530,000        1,947,020
  News America Holdings
    8.88%, 04/26/23              1,900,000        2,435,275
  Nextel Communications, Inc.
    9.38%, 11/15/09                359,000          387,271
    9.50%, 02/01/11                160,000          178,000
  Niagara Mohawk Power
    Corporation
    8.00%, 06/01/04                500,000          528,593
    7.75%, 10/01/08              1,340,000        1,607,542
  Nisource Finance
    6.15%, 03/01/13                 75,000           80,654
  Nortek Holdings, Inc.
    9.25%, 03/15/07                605,000          626,175
    8.88%, 08/01/08                490,000          513,888
  Northwest Airlines
    Corporation
    7.58%, 03/01/19                808,041          820,917
  Ocean Energy, Inc.
    8.38%, 07/01/08                132,000          138,435
  Omnicare, Inc.
    8.13%, 03/15/11                239,000          260,510


                                   PAR           VALUE
                               -----------   --------------
  Oncor Electric Delivery Co.
    6.38%, 01/15/15 144A       $   140,000   $      159,152
  Packaging Corporation of
    America, Inc.
    9.63%, 04/01/09                154,000          170,363
  Peabody Energy Corporation
    6.88%, 03/15/13 144A           165,000          173,663
  Pemex Project Funding
    Master Trust
    9.13%, 10/13/10              1,500,000        1,818,749
  Penney (JC) Co., Inc.
    8.00%, 03/01/10                194,000          204,185
  Pepsi Bottling Group, Inc.
    7.00%, 03/01/29                910,000        1,111,567
  PHH Corporation
    7.13%, 03/01/13                600,000          682,389
  Phillips Petroleum Co.
    7.00%, 03/30/29                345,000          418,770
  Pioneer Natural Resources
    Co.
    7.50%, 04/15/12                133,000          152,616
  Popular North America, Inc.
    6.13%, 10/15/06                600,000          668,400
  PPL Electric Utilities
    Corporation
    4.30%, 06/01/13                500,000          495,826
  Premium Asset Trust
    1.67%, 08/27/03 144A++       3,000,000        3,010,365
  Prudential Funding LLC
    6.60%, 05/15/08 144A           600,000          694,231
  Public Service Co. of
    Colorado
    7.88%, 10/01/12                300,000          378,342
  PVNGS II Funding
    Corporation, Inc.
    8.00%, 12/30/15              1,800,000        2,173,384
  Qwest Capital Funding, Inc.
    7.25%, 02/15/11                500,000          412,500
  Qwest Corporation
    8.88%, 03/15/12 144A         1,200,000        1,347,000
    7.50%, 06/15/23                500,000          482,500
    6.88%, 09/15/33                250,000          231,250
  Raytheon Co.
    5.38%, 04/01/13                350,000          370,941
  Ryland Group, Inc.
    9.75%, 09/01/10                136,000          157,080
  Safeco Corporation
    4.88%, 02/01/10                275,000          291,146
  Safeway, Inc.
    4.80%, 07/16/07                700,000          732,723
  Sara Lee Corporation
    6.25%, 09/15/11                970,000        1,124,459
  Schuler Homes, Inc.
    9.38%, 07/15/09                 38,000           43,130
  Simon Property Group LP
    7.38%, 01/20/06                900,000        1,011,507
  Sonat, Inc.
    7.63%, 07/15/11                460,000          420,900

                       See Notes to Financial Statements.


                                   PAR           VALUE
                               -----------   --------------
  Southern California Edison
    Co.
    6.38%, 01/15/06            $   500,000   $      511,875
  Southern Natural Gas Co.
    8.00%, 03/01/32                400,000          434,500
  Sovereign Bank
    5.13%, 03/15/13                300,000          310,529
  Spieker Properties LP
    7.65%, 12/15/10                150,000          174,604
  Sprint Capital Corporation
    6.00%, 01/15/07                140,000          150,595
    6.13%, 11/15/08                460,000          499,938
    7.63%, 01/30/11                400,000          457,382
    8.38%, 03/15/12                610,000          731,768
    6.90%, 05/01/19                280,000          294,141
    6.88%, 11/15/28                550,000          553,763
    8.75%, 03/15/32                750,000          900,944
  System Energy Rescouces,
    Inc.
    7.43%, 01/15/11              1,164,449        1,216,769
  Systems 2001 Asset Trust
    LLC
    6.66%, 09/15/13 144A         1,134,240        1,276,905
  Target Corporation
    5.88%, 03/01/12                560,000          633,930
  TCI Communications
    Financing III
    9.65%, 03/31/27              2,610,000        3,118,950
  Teco Energy Inc.
    10.50%, 12/01/07 144A          200,000          229,250
  Tennessee Valley Authority
    6.75%, 11/01/25              1,420,000        1,763,595
    7.13%, 05/01/30              3,360,000        4,397,812
  Terex Corporation
    8.88%, 04/01/08                157,000          164,065
  Time Warner Entertainment
    Co. LP
    8.38%, 03/15/23                300,000          379,327
    8.38%, 07/15/33                970,000        1,259,591
  Triton PCS, Inc.
    8.75%, 11/15/11                500,000          501,250
  TXU Energy Co.
    7.00%, 03/15/13 144A           250,000          277,277
  Tyson Foods, Inc.
    7.25%, 10/01/06 144A            50,000           55,878
    8.25%, 10/01/11                700,000          830,094
  Unilever Capital
    Corporation
    7.13%, 11/01/10                760,000          922,421
  Union Pacific Corporation
    6.65%, 01/15/11                260,000          302,650
    6.63%, 02/01/29                200,000          226,459
  Unisys Corporation
    6.88%, 03/15/10                128,000          133,760
  United Air Lines, Inc.
    9.21%, 01/21/17@               200,000           55,886
    9.56%, 10/19/18@               300,000          107,460
  United Telephone of Kansas
    6.89%, 07/01/08@               500,000          418,080
  Ventas Realty LP/Ventas
    Capital Corporation
    8.75%, 05/01/09                 50,000           54,250
    9.00%, 05/01/12                 20,000           21,900
  Verizon Global Funding
    Corporation
    7.25%, 12/01/10                700,000          842,144
    6.88%, 06/15/12                160,000          189,291
    4.38%, 06/01/13                390,000          389,831
    7.75%, 12/01/30                 50,000           63,570
  Verizon New York, Inc.
    6.88%, 04/01/12                700,000          825,686
  Vintage Petroleum, Inc.
    8.25%, 05/01/12                250,000          276,250
  Wal-Mart Stores, Inc.
    7.55%, 02/15/30              1,200,000        1,590,092
  Washington Mutual, Inc.
    8.25%, 04/01/10              1,500,000        1,891,793
  Waste Management, Inc.
    7.38%, 08/01/10                400,000          480,652
    7.75%, 05/15/32              1,200,000        1,508,874
  Wells Fargo & Co.
    5.00%, 11/15/14                900,000          955,601
  Wells Fargo Bank NA
    6.45%, 02/01/11              1,260,000        1,487,855
  Westport Resources
    Corporation
    8.25%, 11/01/11 144A            40,000           44,000
  Weyerhaeuser Co.
    6.75%, 03/15/12 144A           990,000        1,128,000
    7.38%, 03/15/32                700,000          807,261
  Williams Cos., Inc.
    7.50%, 01/15/31              1,020,000          969,000
    7.75%, 06/15/31                200,000          194,000
    8.75%, 03/15/32 144A         1,130,000        1,180,850
  WorldCom, Inc.-WorldCom
    Group
    7.50%, 05/15/11#               554,000          164,815
    8.25%, 05/15/31#               705,000          209,738
  XTO Energy, Inc.
    7.50%, 04/15/12                 83,000           94,620
    6.25%, 04/15/13 144A           130,000          138,775
                                             --------------


                                   PAR           VALUE
                               -----------   --------------
TOTAL CORPORATE BONDS
  (Cost $135,170,251)                        $  147,189,783
                                             --------------
FOREIGN BONDS -- 17.0%
AUSTRALIA -- 0.0%
  QBE Insurance Group, Ltd.
    5.65%, 07/01/23 STEP
      144A++                   $   200,000          194,749
                                             --------------
BAHAMAS -- 0.0%
  Teekay Shipping Corporation
    8.88%, 07/15/11                313,000          344,691
                                             --------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED


                                   PAR           VALUE
                               -----------   --------------
BERMUDA -- 0.5%
  Tyco International Group SA
    1.75%, 07/30/03++          $   110,000   $      109,883
    5.80%, 08/01/06                800,000          830,000
    6.13%, 11/01/08                 90,000           94,500
    6.75%, 02/15/11              1,000,000        1,065,000
    6.38%, 10/15/11              1,520,000        1,611,200
    6.88%, 01/15/29                100,000          101,100
                                             --------------
                                                  3,811,683
                                             --------------
BRAZIL -- 0.9%
  Federal Republic of Brazil
    8.00%, 10/15/03                997,442          880,243
    3.06%, 04/15/06              1,584,000        1,499,850
    2.19%, 04/15/09++              221,539          187,339
    14.50%, 10/15/09               250,000          290,000
    12.00%, 04/15/10               520,000          541,580
    2.19%, 04/15/12++              450,000          340,031
    2.19%, 04/15/12                570,000          430,706
    8.00%, 04/15/14              2,351,993        2,073,208
    11.00%, 08/17/40               675,000          617,625
                                             --------------
                                                  6,860,582
                                             --------------
BULGARIA -- 0.1%
  Republic of Bulgaria
    2.19%, 07/28/11++              643,200          611,040
    8.25%, 01/15/15 144A           260,000          306,800
                                             --------------
                                                    917,840
                                             --------------
CANADA -- 1.3%
  Abitibi-Consolidated, Inc.
    8.55%, 08/01/10                 32,000           35,903
  Alliance Atlantis
    Communications, Inc.
    13.00%, 12/15/09                74,000           84,730
  Anderson Exploration, Ltd.
    6.75%, 03/15/11                 50,000           57,982
  Biovail Corporation
    7.88%, 04/01/10                110,000          117,150
  Bombardier Capital Funding
    LP
    6.13%, 05/14/07(E)             250,000          284,453
  Canadian Government
    4.50%, 09/01/07(C)           3,900,000        2,975,050
    5.75%, 06/01/29(C)           1,464,000        1,179,281
  Conoco Funding Co.
    7.25%, 10/15/31                315,000          397,072
  General Motors Nova Scotia
    Finance Co.
    6.85%, 10/15/08              1,670,000        1,755,743
  Hydro Quebec
    6.30%, 05/11/11                860,000        1,013,742
  Province of Ontario
    6.50%, 03/08/29(C)             743,000          622,944
  Province of Quebec
    7.13%, 02/09/24                830,000        1,045,558
    7.50%, 09/15/29                702,000          939,338
  Western Oil Sands, Inc.
    8.38%, 05/01/12                135,000          151,200
                                             --------------
                                                 10,660,146
                                             --------------
CAYMAN ISLANDS -- 0.7%
  Alpine Partners LP
    1.73%, 07/08/03 144A++       3,050,190        3,034,939
  G-Wing, Ltd.
    3.96%, 11/06/11 144A++       1,297,346        1,273,371
  PDVSA Finance, Ltd.
    8.50%, 11/16/12                730,000          669,775
  PRIME Capital Hurricane,
    Ltd.
    7.78%, 07/07/03 144A++         290,000          289,991
                                             --------------
                                                  5,268,076
                                             --------------


                                   PAR           VALUE
                               -----------   --------------
COLOMBIA -- 0.1%
  Republic of Colombia
    11.75%, 02/25/20           $   865,000   $    1,079,088
                                             --------------
DOMINICAN REPUBLIC -- 0.1%
  Dominican Republic
    9.50%, 09/27/06                830,000          790,631
    9.04%, 01/23/13 144A           400,000          363,000
                                             --------------
                                                  1,153,631
                                             --------------
FRANCE -- 0.1%
  Compagnie Generale de
    Geophysique SA
    10.63%, 11/15/07                79,000           81,370
  France Telecom
    9.25%, 03/01/11                450,000          567,340
                                             --------------
                                                    648,710
                                             --------------
GERMANY -- 8.6%
  Deutsche Bundesrepublik
    3.75%, 01/04/09(E)           6,000,000        7,116,610
    5.38%, 01/04/10(E)           3,800,000        4,880,352
    5.25%, 01/04/11(E)           8,500,000       10,864,416
    5.00%, 07/04/11(E)          14,000,000       17,621,845
    5.00%, 01/04/12(E)           5,455,000        6,861,203
    5.63%, 01/04/28(E)           1,500,000        1,954,954
    6.25%, 01/04/30(E)           6,400,000        9,014,525
    5.50%, 01/04/31(E)           7,800,000        9,995,540
                                             --------------
                                                 68,309,445
                                             --------------
MALAYSIA -- 0.1%
  Petronas Capital, Ltd.
    7.88%, 05/22/22 144A           430,000          511,695
                                             --------------
MEXICO -- 1.3%
  Mexican Bonos
    10.50%, 07/14/11(M)          6,900,000          760,149
  United Mexican States
    8.38%, 01/14/11                500,000          600,250
    7.50%, 01/14/12                750,000          859,688
    6.38%, 01/16/13                350,000          371,875

                       See Notes to Financial Statements.


                                   PAR           VALUE
                               -----------   --------------
    11.38%, 09/15/16           $   730,000   $    1,063,975
    11.50%, 05/15/26             4,605,000        6,877,568
                                             --------------
                                                 10,533,505
                                             --------------
NETHERLANDS -- 0.4%
  Aegon NV
    4.75%, 06/01/13                500,000          506,846
  Deutsche Telekom
    International Finance BV
    8.75%, 06/15/30              1,200,000        1,534,400
  Royal KPN NV
    8.00%, 10/01/10                200,000          248,017
  Scotland International
    Finance No. 2 BV
    4.25%, 05/23/13 144A           500,000          499,181
                                             --------------
                                                  2,788,444
                                             --------------
PANAMA -- 0.5%
  Republic of Panama
    2.75%, 07/17/03++              572,715          460,678
    8.25%, 04/22/08              1,300,000        1,447,875
    9.63%, 08/08/11                543,000          631,238
    10.75%, 05/15/20               517,000          644,958
    9.38%, 01/16/23                420,000          469,350
                                             --------------
                                                  3,654,099
                                             --------------
PERU -- 0.2%
  Republic of Peru
    5.00%, 09/07/03 144A++         633,600          540,144
    4.50%, 09/08/03++              530,000          417,044
    4.50%, 03/07/17++              297,600          254,262
                                             --------------
                                                  1,211,450
                                             --------------
PHILIPPINES -- 0.0%
  Republic of Philippines
    9.88%, 01/15/19                195,000          215,719
    10.63%, 03/16/25                50,000           58,313
                                             --------------
                                                    274,032
                                             --------------
POLAND -- 0.3%
  Republic of Poland
    8.50%, 05/12/07(P)           3,850,000        1,109,796
    5.75%, 06/24/08(P)           3,850,000        1,028,668
                                             --------------
                                                  2,138,464
                                             --------------
QATAR -- 0.0%
  State of Qatar
    9.75%, 06/15/30                240,000          337,048
                                             --------------


                                   PAR           VALUE
                               -----------   --------------
RUSSIA -- 0.2%
  Ministry Finance of Russia
    3.00%, 05/14/08            $   330,000   $      301,369
  Russian Federation
    8.25%, 03/31/10                 70,000           81,025
    5.00%, 03/31/30 STEP++       1,290,000        1,254,524
                                             --------------
                                                  1,636,918
                                             --------------
SINGAPORE -- 0.0%
  Flextronics International,
    Ltd.
    9.88%, 07/01/10                149,000          163,900
                                             --------------
SOUTH AFRICA -- 0.6%
  Republic of South Africa
    13.00%, 08/31/10            23,580,000        3,779,310
    7.38%, 04/25/12                750,000          862,500
                                             --------------
                                                  4,641,810
                                             --------------
SOUTH KOREA -- 0.1%
  Korea Asset Funding, Ltd.
    3.35%, 08/11/03 144A++         182,946          182,946
  Republic of Korea
    8.88%, 04/15/08                670,000          837,232
                                             --------------
                                                  1,020,178
                                             --------------
UNITED KINGDOM -- 0.9%
  Abbey National PLC
    7.95%, 10/26/29                450,000          602,551
  BP Capital Markets PLC
    4.63%, 05/27/05              1,670,000        1,768,545
  British Telecommunications
    PLC
    8.38%, 12/15/10                300,000          380,063
    8.88%, 12/15/30              2,070,000        2,835,167
  HSBC Capital Funding LP
    4.61%, 12/29/49 144A++         990,000          973,983
  Standard Chartered Bank
    8.00%, 05/30/31 144A           350,000          446,221
  Telewest Communications PLC
    9.88%, 02/01/10#               145,000           53,288
  XL Capital Europe PLC
    6.50%, 01/15/12                370,000          423,862
                                             --------------
                                                  7,483,680
                                             --------------
VENEZUELA -- 0.0%
  Petrozuata Finance, Inc.
    8.22%, 04/01/17 144A           140,000          122,500
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $121,916,629)                           135,766,364
                                             --------------
MUNICIPAL BONDS -- 1.8%
  California State, Series A
    Revenue Anticipation
    Warrants (Non-Callable)
    2.00%, 06/16/04              2,300,000        2,318,998
  Florida State Board of
    Education, Series A
    General Obligation Bond
    (Callable 06/01/12 @
    $101)
    5.00%, 06/01/32              1,200,000        1,260,240

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED


                                   PAR           VALUE
                               -----------   --------------
  Las Vegas Valley, Nevada
    Water District, Series A
    General Obligation Bond
    (FGIC Insured) (Callable
    12/01/12 @ $100)
    5.00%, 06/01/32            $ 1,000,000   $    1,044,220
  Massachusetts State Special
    Obligation, Series A
    Revenue Bond (FGIC
    Insured) (Callable
    06/01/12 @ $100)
    5.00%, 06/01/21              2,945,000        3,127,531
  Massachusetts State Water
    Resources Authority,
    Series J Revenue Bond
    (FSA Insured) (Callable
    08/01/12 @ $100)
    5.00%, 08/01/32              1,250,000        1,306,538
  Minnesota State, General
    Obligation Bond (Callable
    10/01/11 @ $100)
    5.00%, 10/01/20                200,000          212,904
  New York State, Urban
    Development Corporation,
    Series A Revenue Bond
    (Callable 03/15/12 @
    $100)
    5.13%, 03/15/22              1,500,000        1,588,935
  South Carolina,
    Transportation
    Infrastructure Bank,
    Series A Revenue Bond
    (AMBAC Insured) (Callable
    10/01/11 @ $100)
    5.00%, 10/01/23              2,700,000        2,854,818
  Virginia State Housing
    Development Authority,
    Commonwealth Mortgage,
    Series H Revenue Bond
    (MBIA Insured) (Callable
    07/01/11 @ $100)
    5.38%, 07/01/36              1,000,000        1,039,150
                                             --------------
TOTAL MUNICIPAL BONDS
  (Cost $13,990,374)                             14,753,334
                                             --------------

                                NUMBER OF
                                CONTRACTS
                               -----------
OPTIONS -- 0.0%
CALL OPTIONS -- 0.0%
  3-Month EURIBOR,
    Strike Price 94.50,
    Expires 09/15/03                    14           22,856
                                             --------------
PUT OPTIONS -- 0.0%
  90-Day Eurodollar Futures,
    Strike Price 94.75,
    Expires 03/15/03                   104                0
  10-Year U.S. Treasury Note
    Futures, Strike Price
    100.00, Expires 08/23/03           282            4,406
  10-Year U.S. Treasury Note
    Futures, Strike Price
    104.00, Expires 08/23/03           400            6,250
  Deutsche Bundesrepublik
    Eurodollar, Strike Price
    96.00, Expires 09/01/03          1,400                0
  Euro-Bund Futures, Strike
    Price 108.00, Expires
    08/22/03                            45              517
  Euro-Bund Futures, Strike
    Price 110.00, Expires
    08/22/03                            50            1,148
  Federal National Mortgage
    Association TBA
    Eurodollar, Strike Price
    91.00, Expires 11/06/03          1,850            2,168
  Federal National Mortgage
    Association TBA
    Eurodollar, Strike Price
    94.00, Expires 10/08/03            500              586
  Federal National Mortgage
    Association TBA
    Eurodollar, Strike Price
    96.00, Expires 10/08/03            600              703
                                             --------------
                                                     15,778
                                             --------------

                                NUMBER OF
                                CONTRACTS        VALUE
                               -----------   --------------
TOTAL OPTIONS
  (Cost $20,856)                             $       38,634
                                             --------------

                                 SHARES
                               -----------
SHORT-TERM INVESTMENTS -- 24.0%
  AB Funds Trust -- Money
    Market Fund (Affiliated
    Fund)                      103,976,413      103,976,413
  Northern Institutional
    Liquid Assets Portfolio
    sec.                        87,295,263       87,295,263
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $191,271,676)                           191,271,676
                                             --------------
RIGHTS -- 0.0%
  United Mexican States
    Recovery Rights Series B     1,100,000           11,550
  United Mexican States
    Recovery Rights Series C     1,100,000            3,300

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  United Mexican States
    Recovery Rights Series D     1,100,000   $          935
  United Mexican States
    Recovery Rights Series E     1,100,000              660
                                             --------------
TOTAL RIGHTS
  (Cost $0)                                          16,445
                                             --------------

                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 19.8%
  U.S. Treasury Bills
    1.10%, 08/07/03            $    10,000            9,990
    1.11%, 08/07/03++++             80,000           79,920
    1.02%, 08/14/03++++            120,000          119,886
    1.04%, 08/14/03                470,000          469,555
    1.07%, 08/14/03                 30,000           29,972
    1.08%, 08/14/03++++            160,000          159,848
                                             --------------
                                                    869,171
                                             --------------
  U.S. Treasury Bonds
    6.50%, 02/15/10                400,000          485,391
    7.25%, 05/15/16              3,500,000        4,655,823
    7.50%, 11/15/16             11,050,000       15,003,403
    8.88%, 08/15/17             10,500,000       15,887,813
    9.00%, 11/15/18                700,000        1,080,926
    7.88%, 02/15/21              7,900,000       11,280,955
    8.13%, 05/15/21              8,300,000       12,123,519
    6.25%, 08/15/23              7,200,000        8,821,692
    5.50%, 08/15/28              2,050,000        2,306,652
    5.38%, 02/15/31                400,000          450,547
                                             --------------
                                                 72,096,721
                                             --------------
  U.S. Treasury Inflationary
    Index Bonds
    3.38%, 01/15/07++++         16,050,000       20,453,891
    3.63%, 01/15/08              3,750,000        4,788,011
    3.63%, 04/15/28              2,100,000        2,909,772
    3.88%, 04/15/29             11,488,000       16,391,526
                                             --------------
                                                 44,543,200
                                             --------------
  U.S. Treasury Notes
    1.63%, 01/31/05              7,200,000        7,251,754
    1.25%, 05/31/05              7,000,000        6,998,089
                                             --------------
                                                 14,249,843
                                             --------------
  U.S. Treasury STRIPS
    4.03%, 02/15/14 (2)        $ 6,400,000        4,189,068
    4.44%, 11/15/16 (2)            900,000          500,278
    4.84%, 05/15/20 (2)         17,600,000        7,853,876
    4.93%, 11/15/21 (2)          5,600,000        2,288,737
    4.97%, 02/15/23 (2)          2,800,000        1,068,564
    5.07%, 11/15/24 (2)          2,500,000          857,465
    5.02%, 11/15/24 (2)          4,850,000        1,680,913
    5.08%, 08/15/25 (2)            600,000          197,780
    5.03%, 08/15/25 (2)          3,000,000          999,627
    5.10%, 05/15/26 (2)          1,500,000          474,074
    5.05%, 11/15/26 (2)          1,500,000          467,583
    5.11%, 11/15/26 (2)          3,600,000        1,106,957
    5.04%, 11/15/27 (2)         13,330,000        3,962,516
                                             --------------
                                                 25,647,438
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $154,317,846)                           157,406,373
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
TOTAL INVESTMENTS -- 140.6%
  (Cost $1,008,346,407)                      $1,120,391,835
                                             --------------

                                NUMBER OF
                                CONTRACTS
                               -----------
WRITTEN OPTIONS -- (0.3)%
CALL SWAPTIONS -- (0.3)%
  3-Month LIBOR, Strike Price
    3.00, Expires 11/12/03            (840)        (113,786)
  3-Month LIBOR, Strike Price
    3.25, Expires 03/03/04            (550)        (107,393)
  3-Month LIBOR, Strike Price
    4.00, Expires 03/03/04            (670)        (164,512)
  3-Month LIBOR, Strike Price
    5.50, Expires 01/07/05            (900)        (833,643)
  3-Month LIBOR, Strike Price
    5.97, Expires 10/04/04            (890)      (1,093,739)
  3-Month LIBOR, Strike Price
    6.00, Expires 10/19/04            (520)        (341,851)
                                             --------------
                                                 (2,654,924)
                                             --------------
PUT SWAPTIONS -- 0.0%
  3-Month LIBOR, Strike Price
    5.97, Expires 10/04/04            (890)         (68,574)
  3-Month LIBOR, Strike Price
    7.00, Expires 01/07/05            (900)         (46,944)
  U.S. Treasury Bond Futures,
    Strike Price 120.00,
    Expires 08/23/03                   (88)         (85,161)
                                             --------------
                                                   (200,679)
                                             --------------
TOTAL WRITTEN OPTIONS
  (Cost $(1,845,041))                            (2,855,603)
                                             --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (40.3%)                      (321,157,318)
                                             --------------
NET ASSETS -- 100.0%                         $  796,378,914
                                             ==============

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

Interest rate swap agreements outstanding at June 30, 2003:

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
BRITISH POUNDS
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(a)      03/15/04    $    6,700,000   $       137,615
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(b)      03/15/04        15,000,000           305,619
  Receive fixed rate
    payments of 4.25%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(d)      03/16/05         6,200,000            62,839
  Receive fixed rate
    payments of 4.25%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(h)      03/17/05        59,900,000           591,982
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(a)              03/20/18         5,600,000            41,020
                                                       ---------------
                                                             1,139,076
                                                       ---------------
EURODOLLARS
  Receive fixed rate
    payments of 4.50%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(h)      06/18/07        13,700,000           990,427
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(f)              06/17/12        10,900,000        (1,151,223)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.50%(e)              12/15/31         7,000,000          (957,960)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(g)              06/17/12        22,200,000        (2,344,764)
                                                       ---------------
                                                            (3,463,520)
                                                       ---------------
JAPANESE YEN
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    0.238%(d)             05/17/04     2,660,000,000           (28,422)
                                                       ---------------

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
      DESCRIPTION           DATE      NOTIONAL VALUE   (DEPRECIATION)
      -----------        ----------   --------------   ---------------
SWISS FRANCS
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    Swiss Franc STIBOR
    floating rate(g)      03/29/05    $   10,700,000   $        42,562
                                                       ---------------
U.S. DOLLARS
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(d)               06/17/05        20,000,000         1,733,760
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(h)               06/18/05         8,800,000           424,688
  Receive fixed rate
    payments of 1.40%
    and pay floating
    par in event of
    default on Republic
    of Peru, 9.125% due
    02/21/12(a)           12/13/03           500,000              (926)
  Receive fixed rate
    payments of 1.30%
    and pay floating
    par in event of
    default on United
    Mexican States,
    11.50% due
    05/15/26(a)           01/27/05         1,000,000            10,510
  Receive fixed rate
    payments of 4.80%
    and pay floating
    par in event of
    default on AOL Time
    Warner, Inc., 0.00%
    due 12/06/19(c)       12/06/04         2,200,000           114,683
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    4.00%(a)              12/17/13           500,000             4,187
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    4.00%(e)              12/17/08         6,300,000          (269,155)
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(h)              12/17/23        19,100,000          (386,756)
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    4.00%(g)              12/01/13        45,300,000           379,342
                                                       ---------------
                                                             2,010,333
                                                       ---------------
                                                       $      (299,972)
                                                       ===============

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                  RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                  -----------------    --------------------    -------------    -----------------
  One Year                                             21.51%                 21.61%              21.26%             20.91%
  Since Inception (8/27/01 -- 6/30/03)                 12.88%                 12.83%              12.43%             12.94%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                               EXT.-DURATION RETIREMENT CLASS           BENCHMARK INDEX**
                                                               ------------------------------           -----------------
8/27/01                                                                   10000.00                           10000.00
8/31/01                                                                   10097.00                           10111.00
9/30/01                                                                    9943.00                           10027.00
10/31/01                                                                  10364.00                           10516.00
11/30/01                                                                  10281.00                           10202.00
12/31/01                                                                  10248.00                           10063.00
1/31/02                                                                   10349.00                           10202.00
2/28/02                                                                   10439.00                           10300.00
3/31/02                                                                   10143.00                            9948.00
4/30/02                                                                   10251.00                           10208.00
5/31/02                                                                   10390.00                           10286.00
6/30/02                                                                   10290.00                           10350.00
7/31/02                                                                   10295.00                           10443.00
8/31/02                                                                   10680.00                           10927.00
9/30/02                                                                   10896.00                           11259.00
10/31/02                                                                  10574.00                           10965.00
11/30/02                                                                  10777.00                           11066.00
12/31/02                                                                  11276.00                           11521.00
1/31/03                                                                   11332.00                           11530.00
2/28/03                                                                   11646.00                           11868.00
3/31/03                                                                   11597.00                           11774.00
4/30/03                                                                   11995.00                           12039.00
5/31/03                                                                   12579.00                           12691.00
6/30/03                                                                   12504.00                           12515.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Lehman Brothers Long-Term Government Bond Index and the Lehman Brothers Long-Term Credit Bond Index.

The Lehman Brothers Long-Term Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of 10 years or greater.

The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                        PAR            VALUE
-------------                   --------------   ------------
AGENCY OBLIGATIONS -- 2.8%
  Federal Home Loan Mortgage
    Corporation
    4.63%, 02/15/07(E)             2,250,000     $  2,754,308
  Federal National Mortgage
    Association
    5.35%, 10/29/07(N)(2)          4,815,000        2,242,470
    5.25%, 01/15/09              $ 1,000,000        1,124,184
    5.50%, 03/15/11                6,000,000        6,818,058
                                                 ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $11,328,594)                               12,939,020
                                                 ------------
ASSET-BACKED SECURITIES -- 2.5%
  Community Program Loan Trust
    4.50%, 04/01/29                1,950,000        1,710,906
  PSE&G Transition Funding LLC
    6.45%, 03/15/13                8,325,000        9,825,753
                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $10,118,526)                               11,536,659
                                                 ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
  Federal Home Loan Mortgage
    Corporation
    5.00%, 12/01/31                  443,632          451,396
  Federal National Mortgage
    Association
    5.00%, 07/25/23                2,000,000        2,069,664
                                                 ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,165,652)                                 2,521,060
                                                 ------------
CORPORATE BONDS -- 48.7%
  AIG SunAmerica Global
    Finance IX
    6.90%, 03/15/32 144A          10,000,000       11,950,369
  American Airlines, Inc.
    6.98%, 04/01/11                   85,387           83,872
    8.61%, 10/01/11                  850,000          593,898
  Analog Devices, Inc.
    4.75%, 10/01/05 CONV             250,000          255,625
    4.75%, 10/01/05 144A CONV      3,300,000        3,374,250
  Arrow Electronics, Inc.
    6.88%, 07/01/13                  250,000          248,037
  Atlas Air, Inc.
    7.20%, 01/02/19                  466,434          412,405
  Bausch & Lomb, Inc.
    7.13%, 08/01/28                1,500,000        1,445,625
  BellSouth Corporation
    6.88%, 10/15/31                2,250,000        2,659,284
  Boise Cascade Corporation
    7.35%, 02/01/16                  450,000          478,307
  Borden, Inc.
    7.88%, 02/15/23@               1,200,000          786,000

                                     PAR            VALUE
                                --------------   ------------
  Chesapeake Energy
    Corporation
    8.13%, 04/01/11              $   150,000     $    162,375
    9.00%, 08/15/12                  700,000          784,000
  CIT Group, Inc.
    7.75%, 04/02/12                3,455,000        4,126,345
  Citigroup, Inc.
    6.63%, 01/15/28                2,000,000        2,323,356
    5.88%, 02/22/33                5,000,000        5,276,000
  Comcast Corporation
    5.50%, 03/15/11                  500,000          535,558
  Commonwealth Edison Co.
    4.75%, 12/01/11                  605,000          628,839
  Constellation Energy Group,
    Inc.
    6.13%, 09/01/09                  500,000          563,045
    4.55%, 06/15/15                  250,000          239,203
  Continental Airlines, Inc.
    6.70%, 06/15/21                  465,578          451,324
  Corning, Inc.
    2.37%, 11/08/05 CONV(2)          500,000          373,750
  COX Communications, Inc.
    6.75%, 03/15/11                  250,000          292,050
  Dana Corporation
    6.50%, 03/01/09                  250,000          244,375
  Delphi Auto Systems
    Corporation
    7.13%, 05/01/29                2,500,000        2,508,475
  Delta Air Lines, Inc.
    8.30%, 12/15/29                  500,000          355,000
  Devon Energy Corporation
    4.95%, 08/15/08 CONV             963,000          989,483
  Dillard's, Inc.
    7.75%, 07/15/26                  890,000          789,875
  Dresdner Funding Trust I
    8.15%, 06/30/31 144A           9,250,000       10,234,024
  Duke Energy Corporation
    6.45%, 10/15/32                2,660,000        2,867,565
  Edison Mission Energy
    7.73%, 06/15/09                  170,000          146,200
  El Paso Corporation
    7.00%, 05/15/11                  400,000          366,000
  EOP Operating LP
    7.25%, 06/15/28                  500,000          561,035
  First Industrial LP
    7.60%, 07/15/28                1,000,000        1,106,360
  Foot Locker, Inc.
    8.50%, 01/15/22                1,000,000        1,046,250
  Ford Motor Co.
    6.63%, 02/15/28                5,425,000        4,533,900
    6.63%, 10/01/28                1,500,000        1,251,594
    6.38%, 02/01/29                1,500,000        1,216,208
    9.98%, 02/15/47                5,000,000        5,595,220
  Ford Motor Credit Co.
    5.80%, 01/12/09                  500,000          497,509

                       See Notes to Financial Statements.

                                     PAR            VALUE
                                --------------   ------------
  General Electric Capital
    Corporation
    6.75%, 03/15/32              $ 6,150,000     $  7,217,603
  General Motors Acceptance
    Corporation
    6.88%, 08/28/12                  250,000          249,833
    8.00%, 11/01/31                9,000,000        8,854,856
  Georgia-Pacific Corporation
    7.75%, 11/15/29                2,950,000        2,684,500
  GTE Corporation
    6.94%, 04/15/28                2,800,000        3,189,575
  HCA, Inc.
    6.30%, 10/01/12                1,500,000        1,536,210
    7.58%, 09/15/25                1,000,000        1,044,241
    7.05%, 12/01/27                  500,000          486,082
  Health Care Property
    Investment, Inc.
    6.00%, 03/01/15                1,500,000        1,558,308
  Highwoods Properties, Inc.
    7.50%, 04/15/18                1,500,000        1,448,546
  Household Finance
    Corporation
    7.63%, 05/17/32                3,750,000        4,769,299
    7.35%, 11/27/32                5,000,000        6,148,815
  HVB Funding Trust III
    9.00%, 10/22/31 144A           8,300,000        8,706,036
  IMC Global, Inc.
    7.38%, 08/01/18                  500,000          385,000
    7.30%, 01/15/28                  500,000          367,500
  International Paper Co.
    6.88%, 11/01/23                  300,000          331,124
  Kinder Morgan, Inc.
    7.25%, 03/01/28                  500,000          580,695
  May Department Stores Co.
    (The)
    8.75%, 05/15/29                4,750,000        6,305,093
    7.88%, 03/01/30                2,225,000        2,710,584
  Midamerican Energy Holdings
    Co.
    5.88%, 10/01/12                1,000,000        1,098,697
  Missouri Pacific Railroad
    4.25%, 01/01/05                   90,000           92,489
  Motorola, Inc.
    6.75%, 02/01/06                  250,000          273,750
    5.80%, 10/15/08                  500,000          538,750
    7.63%, 11/15/10                  500,000          590,000
    6.50%, 11/15/28                  500,000          510,000
  National Rural Utilities
    Cooperative Finance
    Corporation
    8.00%, 03/01/32                9,650,000       12,485,979
  Nextel Communications, Inc.
    9.38%, 11/15/09                1,000,000        1,078,750
  Nisource Finance
    6.15%, 03/01/13                1,000,000        1,075,382
  Oasis Residential, Inc.
    7.25%, 11/15/06                2,000,000        2,246,946

                                     PAR            VALUE
                                --------------   ------------
  Pemex Project Funding Master
    Trust
    9.13%, 02/01/22 144A         $ 1,000,000     $  1,145,000
  Penney (JC) Co., Inc.
    7.60%, 04/01/07                  250,000          263,750
    7.95%, 04/01/17                  500,000          497,500
    8.25%, 08/15/22                  500,000          492,500
    7.13%, 11/15/23                  500,000          447,500
  Phillips Van-Huesen
    Corporation
    7.75%, 11/15/23                  450,000          454,500
  Pioneer Natural Resources
    Co.
    7.20%, 01/15/28                2,500,000        2,740,188
  Pioneer Standard
    Electronics, Inc.
    9.50%, 08/01/06                  500,000          570,000
  Principal Life Global
    Funding I
    6.25%, 02/15/12 144A           5,000,000        5,665,580
    5.25%, 01/15/13 144A           3,000,000        3,190,755
  Prologis Trust
    7.63%, 07/01/17                1,000,000        1,178,580
  Provident Co.
    7.25%, 03/15/28                  500,000          494,178
  Pulte Homes, Inc.
    7.30%, 10/24/05                1,000,000        1,066,105
    7.63%, 10/15/17                1,000,000        1,236,096
    7.88%, 06/15/32                1,500,000        1,795,842
  Raytheon Co.
    6.40%, 12/15/18                2,600,000        2,932,470
    7.20%, 08/15/27                  250,000          292,047
    7.00%, 11/01/28                  750,000          856,058
  Sears Roebuck Acceptance
    Corporation
    6.75%, 08/15/11                3,300,000        3,730,571
    6.75%, 01/15/28                  500,000          538,060
    6.50%, 12/01/28                1,500,000        1,567,934
  Southern California Edison
    Co.
    7.25%, 03/01/26                  500,000          511,875
    6.65%, 04/01/29                  250,000          234,688
  Southern Natural Gas Co.
    7.35%, 02/15/31                1,500,000        1,533,750
  Sprint Capital Corporation
    6.88%, 11/15/28                3,450,000        3,473,605
  Swift Energy Co.
    9.38%, 05/01/12                  250,000          273,125
  Tennessee Gas Pipeline Co.
    7.00%, 10/15/28                  750,000          717,188
  Travelers Property Casualty
    Corporation
    6.38%, 03/15/33 144A           3,430,000        3,761,887
  Trinet Corporate Realty
    Trust, Inc.
    7.70%, 07/15/17                1,000,000        1,037,500
  Union Pacific Resources
    Group
    7.15%, 05/15/28                  250,000          298,040

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                     PAR            VALUE
                                --------------   ------------
  UnumProvident Corporation
    6.75%, 12/15/28              $ 1,500,000     $  1,430,037
  Verizon Global Funding
    Corporation
    7.75%, 12/01/30                6,500,000        8,264,126
  Wachovia Bank NA
    6.50%, 12/01/28               10,075,000       11,084,443
  Weyerhaeuser Co.
    7.13%, 07/15/23                  500,000          554,748
    7.38%, 03/15/32 144A             250,000          287,565
  Wisconsin Electric Power
    6.88%, 12/01/49                6,295,000        7,461,753
  Yellow Corporation
    7.00%, 05/01/11 CONV             250,000          201,875
                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $197,205,432)                             223,198,652
                                                 ------------
FOREIGN BONDS -- 17.2%
BRAZIL -- 0.7%
  Federal Republic of Brazil
    8.00%, 04/15/14                3,447,948        3,042,814
                                                 ------------
CANADA -- 5.2%
  British Columbia Generic
    Residual
    5.06%, 08/23/13
      STRIP(C)(2)                  2,500,000        1,107,636
    5.14%, 06/09/14
      STRIP(C)(2)                 11,500,000        4,858,142
    5.56%, 09/05/20
      STRIP(C)(2)                  1,750,000          502,300
  Canada Generic Residual
    5.13%, 06/01/22
      STRIP(C)(2)                  7,795,000        2,200,098
    5.11%, 06/01/25
      STRIP(C)(2)                  4,110,000        1,001,222
  Canadian Government
    3.50%, 06/01/04(C)               525,000          389,224
    6.00%, 09/01/05(C)             3,000,000        2,346,701
    4.50%, 09/01/07(C)             3,275,000        2,498,280
  Macmillan Bloedel, Ltd.
    7.70%, 02/15/26                  500,000          555,444
  Ontario Residual
    5.62%, 07/13/22
      STRIP(C)(2)                  3,900,000          998,859
    5.75%, 03/08/29
      STRIP(C)(2)                  7,000,000        1,202,429
  Rogers Cablevision, Ltd.
    9.65%, 01/15/14(C)             2,370,000        1,835,823
  Saskatchewan Generic
    Residual
    5.24%, 04/10/14
      STRIP(C)(2)                  7,500,000        3,160,074
    5.81%, 02/04/22
      STRIP(C)(2)                  3,000,000          760,581
                                                 ------------
                                                   23,416,813
                                                 ------------

                                     PAR            VALUE
                                --------------   ------------
CAYMAN ISLANDS -- 0.1%
  Enersis SA
    7.40%, 12/01/16              $   625,000     $    617,155
                                                 ------------
COLOMBIA -- 0.1%
  Transgas de Occidente SA
    9.79%, 11/01/10 144A             405,300          418,472
                                                 ------------
FRANCE -- 1.6%
  France Telecom
    10.00%, 03/01/31               5,400,000        7,498,623
                                                 ------------
HONG KONG -- 0.6%
  Bangkok Bank Public Co.
    9.03%, 03/15/29 144A           2,500,000        2,881,185
                                                 ------------
ITALY -- 3.0%
  Cartesio S.R.L
    6.02%, 03/07/33 144A          13,000,000       13,644,540
                                                 ------------
MALAYSIA -- 0.4%
  Telekom Malaysia BHD
    7.88%, 08/01/25 144A             225,000          255,230
  Tenaga Nasional BHD
    7.50%, 11/01/25 144A           1,500,000        1,634,097
                                                 ------------
                                                    1,889,327
                                                 ------------
MEXICO -- 0.3%
  Petroleos Mexicanos
    8.63%, 12/01/23 144A           1,000,000        1,147,500
  TFM SA de CV
    11.75%, 06/15/09 STEP            250,000          255,625
                                                 ------------
                                                    1,403,125
                                                 ------------
NETHERLANDS -- 1.6%
  Deutsche Telekom
    International Finance BV
    8.75%, 06/15/30                1,680,000        2,148,161
  Telefonica Europe BV
    8.25%, 09/15/30                3,950,000        5,188,016
                                                 ------------
                                                    7,336,177
                                                 ------------
NORWAY -- 0.8%
  Norway Government
    6.75%, 01/15/07(K)            24,000,000        3,640,696
                                                 ------------
PHILIPPINES -- 0.3%
  Bangko Sentral Pilipinas
    8.60%, 06/15/27                  500,000          462,500
  Philippine Long Distance
    Telephone Co.
    8.35%, 03/06/17                  500,000          430,822
  Quezon Power (Philippines),
    Ltd.
    8.86%, 06/15/17                  480,000          379,200
                                                 ------------
                                                    1,272,522
                                                 ------------
SUPRANATIONAL -- 1.6%
  European Bank for
    Reconstruction &
    Development
    5.52%, 02/10/28(A)(2)          5,000,000          893,710

                       See Notes to Financial Statements.

                                     PAR            VALUE
                                --------------   ------------
  International Bank for
    Reconstruction &
    Development
    5.13%, 08/20/07(N)(2)        $13,625,000     $  6,466,555
                                                 ------------
                                                    7,360,265
                                                 ------------
UNITED KINGDOM -- 0.8%
  Vodafone Group PLC
    7.88%, 02/15/30                3,000,000        3,879,522
                                                 ------------
VENEZUELA -- 0.1%
  Petrozuata Finance, Inc.
    8.37%, 10/01/22 144A             450,000          356,625
                                                 ------------
TOTAL FOREIGN BONDS
  (Cost $64,004,976)                               78,657,861
                                                 ------------
MUNICIPAL BONDS -- 3.9%
  Chicago, Illinois Board of
    Education, General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    4.99%, 12/01/22(2)             5,700,000        2,189,655
  Coppell, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    5.07%, 08/15/23(2)             2,195,000          806,443
  Granbury, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    4.88%, 08/01/20(2)             1,000,000          441,140
  Indianapolis, Indiana Local
    Public Improvement Bond
    Bank, Series E Revenue
    Bond (AMBAC Insured)
    (Non-Callable)
    4.99%, 02/01/22(2)             2,550,000        1,026,222
  Lake County, Illinois
    Community Consolidated
    School District No. 073,
    General Obligation Bond
    (FGIC Insured) (Non-
    Callable)
    4.56%, 12/01/17(2)             5,000,000        2,625,600
  McHenry & Kane Counties,
    Illinois Community
    Consolidated School
    District No. 158, General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    3.83%, 01/01/12(2)             3,340,000        2,429,950
  Metropolitan Pier &
    Exposition Authority,
    Illinois Dedicated State
    Tax, Series A Revenue Bond
    (MBIA Insured)
    (Non-Callable)
    5.08%, 12/15/23(2)             5,850,000        2,109,686

                                     PAR            VALUE
                                --------------   ------------
  Northern Illinois
    University, Auxiliary
    Facilities System, Revenue
    Bond (FGIC Insured)
    (Non-Callable)
    4.00%, 10/01/13(2)           $ 1,225,000     $    820,554
  San Jose, California Unified
    School District, Santa
    Clara County, Series A
    General Obligation Bond
    (FGIC Insured)
    (Non-Callable)
    4.67%, 08/01/18(2)             2,055,000        1,030,583
  Union Elementary School
    District, California,
    Series A General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    4.79%, 09/01/19(2)             1,750,000          819,490
  Washington State, Motor
    Vehicle Fuel Tax, Series
    03-C General Obligation
    Bond, (MBIA Insured)
    (Non-Callable)
    5.10%, 06/01/23(2)            10,000,000        3,690,199
                                                 ------------
TOTAL MUNICIPAL BONDS
  (Cost $16,933,826)                               17,989,522
                                                 ------------
                                    SHARES
                                --------------
SHORT-TERM INVESTMENTS -- 8.8%
  AB Funds Trust -- Money
    Market Fund (Affiliated
    Fund)                          2,314,770        2,314,770
  Northern Institutional
    Liquid Assets Portfolio
    sec.                          37,915,051       37,915,051
                                                 ------------
TOTAL SHORT-TERM INVESTMENTS (Cost
  $40,229,821)                                     40,229,821
                                                 ------------
PREFERRED STOCKS -- 0.7%
  EVI, Inc. CONV                      16,218          806,846
  International Paper Capital
    Trust CONV                        45,000        2,207,250
                                                 ------------
TOTAL PREFERRED STOCKS
  (Cost $2,919,897)                                 3,014,096
                                                 ------------
                                     PAR
                                --------------
U.S. TREASURY OBLIGATIONS -- 21.7%
  U.S. Treasury Bonds
    7.25%, 05/15/16              $38,615,000       51,367,024
    8.00%, 11/15/21               28,080,000       40,688,594
    5.25%, 02/15/29                6,500,000        7,079,670
                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $100,117,182)                              99,135,288
                                                 ------------
TOTAL INVESTMENTS -- 106.9%
  (Cost $445,023,906)                             489,221,979
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (6.9%)                                (31,546,514)
                                                 ------------
NET ASSETS -- 100.0%                             $457,675,465
                                                 ============

                       See Notes to Financial Statements.

EQUITY INDEX FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                                                                   S&P 500(R)
                                                  RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*        INDEX**
                                                  -----------------    --------------------    -------------       ----------
  One Year                                             (0.15%)                0.13%               (0.19%)            0.26%
  Since Inception (8/27/01 -- 6/30/03)                 (8.94%)               (9.14%)              (9.05%)           (8.57%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                               EQUITY INDEX RETIREMENT CLASS            S&P 500(R) INDEX**
                                                               -----------------------------            ------------------
8/27/01                                                                    10000                              10000
8/31/01                                                                     9585                               9570
9/30/01                                                                     8817                               8796
10/31/01                                                                    8985                               8964
11/30/01                                                                    9666                               9652
12/31/01                                                                    9745                               9736
1/31/02                                                                     9589                               9594
2/28/02                                                                     9378                               9409
3/31/02                                                                     9726                               9764
4/30/02                                                                     9116                               9171
5/31/02                                                                     9041                               9103
6/30/02                                                                     8428                               8455
7/31/02                                                                     7757                               7796
8/31/02                                                                     7801                               7847
9/30/02                                                                     6955                               6994
10/31/02                                                                    7569                               7609
11/30/02                                                                    8046                               8057
12/31/02                                                                    7544                               7584
1/31/03                                                                     7348                               7386
2/28/03                                                                     7240                               7275
3/31/03                                                                     7322                               7347
4/30/03                                                                     7917                               7952
5/31/03                                                                     8321                               8372
6/30/03                                                                     8415                               8478

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the S&P 500(R) Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The S&P 500(R) Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500(R) Index includes 500 of the largest stocks (in terms of market value) in the United States.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

         JUNE 30, 2003              SHARES        VALUE
         -------------            ----------   ------------
COMMON STOCK -- 97.1%
AUTO & TRANSPORTATION -- 2.5%
  Burlington Northern Santa Fe
    Corporation                       15,500   $    440,820
  Cooper Tire & Rubber Co.             3,100         54,529
  CSX Corporation                      8,900        267,801
  Dana Corporation                     6,200         71,672
  Delphi Corporation                  23,400        201,942
  Delta Air Lines, Inc.                5,100         74,868
  FedEx Corporation                   12,400        769,172
  Ford Motor Co.                      76,327        838,834
  General Motors Corporation          23,400        842,400
  Genuine Parts Co.                    7,300        233,673
  Goodyear Tire & Rubber Co.
    (The)                              7,300         38,325
  Harley-Davidson, Inc.               12,600        502,236
  Navistar International
    Corporation*                       2,800         91,364
  Norfolk Southern Corporation        16,300        312,960
  Paccar, Inc.                         4,850        327,666
  Southwest Airlines Co.              32,500        559,000
  Union Pacific Corporation           10,600        615,012
  United Parcel Service, Inc.
    Class B                           46,900      2,987,529
  Visteon Corporation                  5,418         37,222
                                               ------------
                                                  9,267,025
                                               ------------
CONSUMER DISCRETIONARY -- 12.5%
  Alberto-Culver Co. Class B           2,400        122,640
  Allied Waste Industries, Inc.*       8,700         87,435
  American Greetings Corporation
    Class A*                           2,700         53,028
  AOL Time Warner, Inc.*             187,600      3,018,484
  Apollo Group, Inc. Class A*          7,300        450,848
  AutoNation, Inc.*                   11,700        183,924
  AutoZone, Inc.*                      3,700        281,089
  Avon Products, Inc.                  9,800        609,560
  Bed Bath & Beyond, Inc.*            12,300        477,363
  Best Buy Co., Inc.*                 13,450        590,724
  Big Lots, Inc.*                      4,900         73,696
  Black & Decker Corporation           3,200        139,040
  Carnival Corporation                26,200        851,762
  Cendant Corporation*                42,500        778,600
  Cintas Corporation                   7,100        251,624
  Circuit City Stores, Inc. --
    Circuit City Group                 8,600         75,680
  Clear Channel Communications,
    Inc.*                             25,600      1,085,184
  Convergys Corporation*               6,200         99,200
  Costco Wholesale Corporation*       19,000        695,400
  Darden Restaurants, Inc.             7,050        133,809
  Dillard's, Inc. Class A              3,500         47,145
  Dollar General Corporation          13,900        253,814
  Donnelley (R.R.) & Sons Co.          4,700        122,858
  Eastman Kodak Co.                   12,000        328,200
  eBay, Inc.*                         13,200      1,375,176
  Electronic Arts, Inc.*               6,100        451,339

                                    SHARES        VALUE
                                  ----------   ------------
  Family Dollar Stores, Inc.           7,200   $    274,680
  Federated Department Stores,
    Inc.                               7,800        287,430
  Gannett Co., Inc.                   11,200        860,272
  Gap, Inc. (The)                     37,200        697,872
  Gillette Co. (The)                  42,600      1,357,236
  Hasbro, Inc.                         7,200        125,928
  Hilton Hotels Corporation           15,700        200,803
  Home Depot, Inc. (The)              95,850      3,174,552
  International Flavors &
    Fragrances, Inc.                   3,900        124,527
  Interpublic Group Cos., Inc.        16,300        218,094
  Jones Apparel Group, Inc.*           5,300        155,078
  Kimberly-Clark Corporation          21,200      1,105,368
  Knight-Ridder, Inc.                  3,400        234,362
  Kohl's Corporation*                 14,100        724,458
  Leggett & Platt, Inc.                8,000        164,000
  Limited Brands                      21,800        337,900
  Liz Claiborne, Inc.                  4,508        158,907
  Lowe's Cos., Inc.                   32,500      1,395,875
  Marriott International, Inc.
    Class A                            9,700        372,674
  Mattel, Inc.                        18,300        346,236
  May Department Stores Co.
    (The)                             12,000        267,120
  Maytag Corporation                   3,300         80,586
  McDonald's Corporation              53,100      1,171,386
  McGraw Hill Co., Inc. (The)          8,000        496,000
  Meredith Corporation                 2,100         92,400
  Monster Worldwide, Inc.*             4,700         92,731
  New York Times Co. Class A           6,300        286,650
  Newell Rubbermaid, Inc.             11,400        319,200
  Nike, Inc. Class B                  11,000        588,390
  Nordstrom, Inc.                      5,700        111,264
  Office Depot, Inc.*                 12,900        187,179
  Omnicom Group, Inc.                  7,900        566,430
  Penney (JC) Co., Inc.               11,200        188,720
  RadioShack Corporation               7,000        184,170
  Reebok International, Ltd.*          2,500         84,075
  Robert Half International,
    Inc.*                              7,100        134,474
  Sabre Holdings Corporation           6,000        147,900
  Sears, Roebuck & Co.                12,800        430,592
  Snap-On, Inc.                        2,400         69,672
  Stanley Works (The)                  3,600         99,360
  Staples, Inc.*                      20,300        372,505
  Starbucks Corporation*              16,300        399,676
  Starwood Hotels & Resorts
    Worldwide, Inc.                    8,400        240,156
  Target Corporation                  38,000      1,437,920
  Tiffany & Co.                        6,100        199,348
  TJX Cos., Inc.                      21,300        401,292
  Toys "R" Us, Inc.*                   8,900        107,868
  Tribune Co.                         12,900        623,070
  Tupperware Corporation               2,400         34,464
  Univision Communications, Inc.
    Class A*                           9,600        291,840

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  VF Corporation                       4,500   $    152,865
  Wal-Mart Stores, Inc.              182,700      9,805,509
  Waste Management, Inc.              24,700        595,023
  Wendy's International, Inc.          4,700        136,159
  Whirlpool Corporation                2,900        184,730
  Yahoo!, Inc.*                       25,200        825,552
  Yum! Brands, Inc.*                  12,200        360,632
                                               ------------
                                                 46,720,782
                                               ------------
CONSUMER STAPLES -- 6.3%
  Albertson's, Inc.                   15,300        293,760
  Campbell Soup Co.                   17,100        418,950
  Clorox Co.                           9,000        383,850
  Coca-Cola Co. (The)                102,800      4,770,948
  Coca-Cola Enterprises, Inc.         18,900        343,035
  Colgate-Palmolive Co.               22,400      1,298,080
  ConAgra Foods, Inc.                 22,400        528,640
  CVS Corporation                     16,400        459,692
  General Mills, Inc.                 15,400        730,114
  Heinz (H.J.) Co.                    14,700        484,806
  Hershey Foods Corporation            5,500        383,130
  Kellogg Co.                         17,000        584,290
  Kroger Co.*                         31,500        525,420
  McCormick & Co., Inc.                5,800        157,760
  Pepsi Bottling Group, Inc.          11,400        228,228
  PepsiCo, Inc.                       71,640      3,187,980
  Procter & Gamble Co.                54,000      4,815,720
  Safeway, Inc.*                      18,400        376,464
  Sara Lee Corporation                32,400        609,444
  Supervalu, Inc.                      5,600        119,392
  Sysco Corporation                   27,100        814,084
  Walgreen Co.                        42,800      1,288,280
  Winn-Dixie Stores, Inc.              5,900         72,629
  Wrigley (W.M.), Jr. Co.              9,400        528,562
                                               ------------
                                                 23,403,258
                                               ------------
FINANCIAL SERVICES -- 21.8%
  ACE, Ltd.                           11,000        377,190
  AFLAC, Inc.                         21,400        658,050
  Allstate Corporation (The)          29,352      1,046,399
  AMBAC Financial Group, Inc.          4,400        291,500
  American Express Co.                54,100      2,261,921
  American International Group,
    Inc.                             108,792      6,003,143
  AmSouth Bancorporation              14,600        318,864
  AON Corporation                     13,000        313,040
  Apartment Investment &
    Management Co. Class A REIT        3,900        134,940
  Automatic Data Processing,
    Inc.                              24,900        843,114
  Bank of America Corporation         62,443      4,934,870
  Bank of New York Co., Inc.
    (The)                             32,200        925,750
  Bank One Corporation                47,700      1,773,486
  BB&T Corporation                    19,700        675,710
  Bear Stearns Cos., Inc. (The)        4,100        296,922
  Block (H&R), Inc.                    7,500        324,375

                                    SHARES        VALUE
                                  ----------   ------------
  Capital One Financial
    Corporation                        9,400   $    462,292
  Charter One Financial, Inc.          9,361        291,876
  Chubb Corporation                    7,700        462,000
  Cigna Corporation                    5,800        272,252
  Cincinnati Financial
    Corporation                        6,700        248,503
  Citigroup, Inc.                    214,730      9,190,444
  Comerica, Inc.                       7,300        339,450
  Concord EFS, Inc.*                  20,300        298,816
  Countrywide Financial
    Corporation                        5,427        377,556
  Deluxe Corporation                   2,300        103,040
  Dow Jones & Co., Inc.                3,354        144,323
  Equifax, Inc.                        5,900        153,400
  Equity Office Properties Trust
    REIT                              16,800        453,768
  Equity Residential Properties
    Trust REIT                        11,400        295,830
  Fannie Mae                          40,900      2,758,296
  Federated Investors, Inc.
    Class B                            4,500        123,390
  Fifth Third Bancorp                 23,994      1,375,816
  First Data Corporation              31,200      1,292,928
  First Tennessee National
    Corporation                        5,300        232,723
  Fiserv, Inc.*                        8,100        288,441
  FleetBoston Financial
    Corporation                       43,900      1,304,269
  Franklin Resources, Inc.            10,600        414,142
  Freddie Mac                         28,700      1,457,099
  Golden West Financial
    Corporation                        6,400        512,064
  Goldman Sachs Group, Inc.           19,600      1,641,500
  Hartford Financial Services
    Group, Inc.                       11,700        589,212
  Huntington Bancshares, Inc.          9,500        185,440
  Janus Capital Group, Inc.           10,000        164,000
  Jefferson-Pilot Corporation          5,900        244,614
  John Hancock Financial
    Services, Inc.                    12,100        371,833
  JP Morgan Chase & Co.               84,690      2,894,704
  KeyCorp                             17,600        444,752
  Lehman Brothers Holdings, Inc.      10,100        671,448
  Lincoln National Corporation         7,400        263,662
  Loews Corporation                    7,700        364,133
  Marsh & McLennan Cos., Inc.         22,300      1,138,861
  Marshall & Ilsley Corporation        9,500        290,510
  MBIA, Inc.                           6,000        292,500
  MBNA Corporation                    53,250      1,109,730
  Mellon Financial Corporation        18,000        499,500
  Merrill Lynch & Co., Inc.           38,800      1,811,184
  MetLife, Inc.                       31,700        897,744
  MGIC Investment Corporation          4,100        191,224
  Moody's Corporation                  6,200        326,802
  Morgan Stanley                      45,400      1,940,850
  National City Corporation           25,500        834,105
  North Fork Bancorporation,
    Inc.                               6,500        221,390
  Northern Trust Corporation           9,200        384,468

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Paychex, Inc.                       15,700   $    460,167
  Plum Creek Timber Co., Inc.
    REIT                               7,600        197,220
  PNC Financial Services Group,
    Inc.                              11,800        575,958
  Principal Financial Group           13,700        441,825
  Progressive Corporation (The)        9,100        665,210
  Providian Financial
    Corporation*                      12,100        112,046
  Prudential Financial, Inc.          22,900        770,585
  Regions Financial Corporation        9,300        314,154
  Ryder System, Inc.                   2,600         66,612
  Safeco Corporation                   5,800        204,624
  Schwab (Charles) Corporation
    (The)                             56,350        568,572
  Simon Property Group, Inc.
    REIT                               7,900        308,337
  SLM Corporation                     18,900        740,313
  SouthTrust Corporation              14,200        386,240
  St. Paul Cos., Inc.                  9,500        346,845
  State Street Corporation            13,900        547,660
  Sungard Data Systems, Inc.*         11,900        308,329
  SunTrust Banks, Inc.                11,700        694,278
  Synovus Financial Corporation       12,700        273,050
  T Rowe Price Group, Inc.             5,100        192,525
  Torchmark Corporation                4,800        178,800
  Travelers Property Casualty
    Corporation Class B               42,024        662,718
  Union Planters Corporation           8,250        255,998
  UnumProvident Corporation           12,000        160,920
  US Bancorp                          80,100      1,962,450
  Wachovia Corporation                56,100      2,241,756
  Washington Mutual, Inc.             38,800      1,602,440
  Wells Fargo & Co.                   69,830      3,519,432
  XL Capital, Ltd. Class A             5,700        473,100
  Zions Bancorporation                 3,800        192,318
                                               ------------
                                                 81,230,640
                                               ------------
HEALTHCARE -- 14.8%
  Abbott Laboratories                 65,100      2,848,776
  Aetna, Inc.                          6,300        379,260
  Allergan, Inc.                       5,400        416,340
  AmerisourceBergen Corporation        4,572        317,068
  Amgen, Inc.*                        52,528      3,489,960
  Anthem, Inc.*                        5,800        447,470
  Bard (C.R.), Inc.                    2,200        156,882
  Bausch & Lomb, Inc.                  2,200         82,500
  Baxter International, Inc.          24,900        647,400
  Becton Dickinson & Co.              10,600        411,810
  Biogen, Inc.*                        6,200        235,600
  Biomet, Inc.                        10,800        309,528
  Boston Scientific Corporation*      17,100      1,044,810
  Bristol-Myers Squibb Co.            80,900      2,196,435
  Cardinal Health, Inc.               18,600      1,195,980
  Chiron Corporation*                  7,800        341,016
  Forest Laboratories, Inc.*          15,100        826,725
  Genzyme Corporation -- General
    Division*                          9,000        376,200

                                    SHARES        VALUE
                                  ----------   ------------
  Guidant Corporation                 12,900   $    572,631
  HCA, Inc.                           21,300        682,452
  Health Management Associates,
    Inc. Class A                      10,000        184,500
  Humana, Inc.*                        6,700        101,170
  IMS Health, Inc.                    10,100        181,699
  Johnson & Johnson                  123,890      6,405,113
  King Pharmaceuticals, Inc.*         10,000        147,600
  Lilly (Eli) & Co.                   46,900      3,234,693
  Manor Care, Inc.*                    3,800         95,038
  McKesson Corporation                12,100        432,454
  Medimmune, Inc.*                    10,500        381,885
  Medtronic, Inc.                     50,900      2,441,673
  Merck & Co., Inc.                   93,500      5,661,425
  Millipore Corporation*               2,000         88,740
  Pfizer, Inc.                       329,283     11,245,015
  Quest Diagnostics, Inc.*             4,400        280,720
  Quintiles Transnational
    Corporation*                       4,900         69,531
  Schering-Plough Corporation         61,300      1,140,180
  St. Jude Medical, Inc.*              7,500        431,250
  Stryker Corporation                  8,300        575,771
  Tenet Healthcare Corporation*       19,450        226,593
  UnitedHealth Group, Inc.            24,700      1,241,175
  Watson Pharmaceuticals, Inc.*        4,500        181,665
  WellPoint Health Networks,
    Inc.*                              6,100        514,230
  Wyeth                               55,400      2,523,470
  Zimmer Holdings, Inc.*               8,220        370,311
                                               ------------
                                                 55,134,744
                                               ------------
INTEGRATED OILS -- 4.3%
  Amerada Hess Corporation             3,800        186,884
  ChevronTexaco Corporation           44,540      3,215,788
  Conocophillips                      28,350      1,553,580
  Exxon Mobil Corporation            278,644     10,006,106
  Marathon Oil Corporation            12,907        340,099
  Occidental Petroleum
    Corporation                       15,800        530,090
  Unocal Corporation                  10,800        309,852
                                               ------------
                                                 16,142,399
                                               ------------
MATERIALS & PROCESSING -- 3.1%
  Air Products & Chemicals, Inc.       9,500        395,200
  Alcoa, Inc.                         35,300        900,150
  Allegheny Technologies, Inc.         3,400         22,440
  American Standard Cos., Inc.*        3,000        221,790
  Archer-Daniels-Midland Co.          26,927        346,550
  Ashland, Inc.                        2,800         85,904
  Avery Dennison Corporation           4,600        230,920
  Ball Corporation                     2,396        109,042
  Bemis Co.                            2,200        102,960
  Boise Cascade Corporation            2,400         57,360
  Dow Chemical Co. (The)              38,200      1,182,672
  Du Pont (E.I.) de Nemours &
    Co.                               41,555      1,730,351
  Eastman Chemical Co.                 3,200        101,344
  Ecolab, Inc.                        11,000        281,600
  Engelhard Corporation                5,300        131,281

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Fluor Corporation                    3,400   $    114,376
  Freeport-McMoRan Copper &
    Gold, Inc. Class B                 6,100        149,450
  Georgia-Pacific Corporation         10,400        197,080
  Great Lakes Chemical
    Corporation                        2,100         42,840
  Hercules, Inc.*                      4,600         45,540
  International Paper Co.             20,000        714,600
  Louisiana-Pacific Corporation*       4,400         47,696
  Masco Corporation                   19,900        474,615
  McDermott International, Inc.*       2,700         17,091
  MeadWestvaco Corporation             8,383        207,060
  Monsanto Co.                        10,860        235,010
  Newmont Mining Corporation          16,800        545,328
  Nucor Corporation                    3,300        161,205
  Pactiv Corporation*                  6,700        132,057
  Phelps Dodge Corporation*            3,700        141,858
  PPG Industries, Inc.                 7,100        360,254
  Praxair, Inc.                        6,740        405,074
  Rohm & Haas Co.                      9,300        288,579
  Sealed Air Corporation*              3,500        166,810
  Sherwin-Williams Co. (The)           6,100        163,968
  Sigma-Aldrich Corporation            3,000        162,540
  Temple-Inland, Inc.                  2,300         98,693
  United States Steel
    Corporation                        4,300         70,391
  Vulcan Materials Co.                 4,200        155,694
  Weyerhaeuser Co.                     9,100        491,400
  Worthington Industries, Inc.         3,600         48,240
                                               ------------
                                                 11,537,013
                                               ------------
OTHER -- 4.3%
  3M Co.                              16,300      2,102,374
  Brunswick Corporation                3,800         95,076
  Eaton Corporation                    3,100        243,691
  General Electric Co.               416,900     11,956,692
  Honeywell International, Inc.       35,800        961,230
  ITT Industries, Inc.                 3,800        248,748
  Johnson Controls, Inc.               3,696        316,378
  Textron, Inc.                        5,600        218,512
                                               ------------
                                                 16,142,701
                                               ------------
OTHER ENERGY -- 1.6%
  Anadarko Petroleum Corporation      10,400        462,488
  Apache Corporation                   6,774        440,716
  Baker Hughes, Inc.                  14,000        469,980
  BJ Services Co.*                     6,600        246,576
  Burlington Resources, Inc.           8,400        454,188
  Calpine Corporation*                15,900        104,940
  Devon Energy Corporation             9,600        512,640
  Dynegy, Inc. Class A                15,500         65,100
  El Paso Corporation                 25,000        202,000
  EOG Resources, Inc.                  4,800        200,832
  Halliburton Co.                     18,200        418,600
  Kerr-McGee Corporation               4,230        189,504
  Nabors Industries, Ltd.*             6,100        241,255
  Noble Corporation*                   5,600        192,080
  Rowan Cos., Inc.*                    3,900         87,360

                                    SHARES        VALUE
                                  ----------   ------------
  Schlumberger, Ltd.                  24,300   $  1,155,951
  Sunoco, Inc.                         3,200        120,768
  Transocean, Inc.*                   13,300        292,201
  Williams Cos., Inc.                 21,600        170,640
                                               ------------
                                                  6,027,819
                                               ------------
PRODUCER DURABLES -- 4.1%
  Agilent Technologies, Inc.*         19,700        385,135
  American Power Conversion
    Corporation*                       8,200        127,838
  Andrew Corporation*                  4,100         37,720
  Applied Materials, Inc.*            69,100      1,095,926
  Boeing Co. (The)                    35,100      1,204,632
  Caterpillar, Inc.                   14,400        801,504
  Centex Corporation                   2,600        202,254
  Cooper Industries, Ltd. Class
    A                                  3,900        161,070
  Crane Co.                            2,500         56,575
  Cummins, Inc.                        1,700         61,013
  Danaher Corporation                  6,400        435,520
  Deere & Co.                         10,000        457,000
  Dover Corporation                    8,400        251,664
  Emerson Electric Co.                17,600        899,360
  Goodrich Corporation                 4,900        102,900
  Grainger (W.W.), Inc.                3,800        177,688
  Illinois Tool Works, Inc.           12,800        842,880
  Ingersoll-Rand Co. Class A           7,100        335,972
  KB HOME                              2,000        123,960
  KLA-Tencor Corporation*              7,900        367,271
  Lexmark International, Inc.*         5,300        375,081
  Lockheed Martin Corporation         18,800        894,316
  Molex, Inc.                          7,950        214,571
  Northrop Grumman Corporation         7,678        662,535
  Novellus Systems, Inc.*              6,300        230,712
  Pall Corporation                     5,100        114,750
  Parker Hannifin Corporation          4,900        205,751
  Pitney Bowes, Inc.                   9,800        376,418
  Power-One, Inc.*                     3,500         25,025
  Pulte Homes, Inc.                    2,552        157,356
  Rockwell Collins, Inc.               7,400        182,262
  Tektronix, Inc.*                     3,500         75,600
  Teradyne, Inc.*                      7,700        133,287
  Thermo Electron Corporation*         6,710        141,044
  Thomas & Betts Corporation*          2,400         34,680
  Tyco International, Ltd.            83,284      1,580,730
  United Technologies
    Corporation                       19,500      1,381,185
  Waters Corporation*                  5,200        151,476
  Xerox Corporation*                  32,600        345,234
                                               ------------
                                                 15,409,895
                                               ------------
TECHNOLOGY -- 14.3%
  ADC Telecommunications, Inc.*       33,500         77,988
  Adobe Systems, Inc.                  9,700        311,079
  Advanced Micro Devices, Inc.*       14,400         92,304
  Altera Corporation*                 16,000        262,400
  Analog Devices, Inc.*               15,200        529,264
  Apple Computer, Inc.*               15,300        292,536

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Applera Corporation-Applied
    Biosystems Group                   8,700   $    165,561
  Applied Micro Circuits
    Corporation*                      12,700         76,835
  Autodesk, Inc.                       4,680         75,629
  Avaya, Inc.*                        15,948        103,024
  BMC Software, Inc.*                  9,700        158,401
  Broadcom Corporation Class A*       11,700        291,447
  CIENA Corporation*                  19,700        102,243
  Cisco Systems, Inc.*               292,800      4,886,832
  Citrix Systems, Inc.*                6,900        140,484
  Computer Associates
    International, Inc.               24,100        536,948
  Computer Sciences Corporation*       7,800        297,336
  Compuware Corporation*              15,800         91,166
  Comverse Technology, Inc.*           7,900        118,737
  Corning, Inc.*                      52,800        390,192
  Dell Computer Corporation*         107,100      3,422,916
  Electronic Data Systems
    Corporation                       20,000        429,000
  EMC Corporation*                    91,200        954,864
  Gateway, Inc.*                      13,500         49,275
  General Dynamics Corporation         8,200        594,500
  Hewlett-Packard Co.                127,302      2,711,533
  Intel Corporation                  272,600      5,665,718
  International Business
    Machines Corporation              72,100      5,948,250
  Intuit, Inc.*                        8,600        382,958
  Jabil Circuit, Inc.*                 8,300        183,430
  JDS Uniphase Corporation*           59,700        209,547
  Linear Technology Corporation       13,100        421,951
  LSI Logic Corporation*              15,700        111,156
  Lucent Technologies, Inc.*         172,576        350,329
  Maxim Integrated Products,
    Inc.                              13,500        461,565
  Mercury Interactive
    Corporation*                       3,600        138,996
  Micron Technology, Inc.*            25,400        295,402
  Microsoft Corporation              447,900     11,470,719
  Motorola, Inc.                      96,600        910,938
  National Semiconductor
    Corporation*                       7,600        149,872
  NCR Corporation*                     4,000        102,480
  Network Appliance, Inc.*            14,200        230,182
  Novell, Inc.*                       15,400         47,432
  Nvidia Corporation*                  6,600        151,866
  Oracle Corporation*                218,700      2,628,774
  Parametric Technology
    Corporation*                      11,000         33,550
  Peoplesoft, Inc.*                   13,200        232,188
  PerkinElmer, Inc.                    5,300         73,193
  PMC-Sierra, Inc.*                    7,000         82,110
  QLogic Corporation*                  3,900        188,487
  Qualcomm, Inc.                      32,900      1,176,175
  Raytheon Co.                        17,100        561,564
  Rockwell Automation, Inc.            7,700        183,568
  Sanmina-SCI Corporation*            21,300        134,403
  Scientific-Atlanta, Inc.             6,200        147,808

                                    SHARES        VALUE
                                  ----------   ------------
  Siebel Systems, Inc.*               20,400   $    194,616
  Solectron Corporation*              34,600        129,404
  Sun Microsystems, Inc.*            134,700        619,620
  Symantec Corporation*                6,200        271,932
  Symbol Technologies, Inc.            9,650        125,547
  Tellabs, Inc.*                      17,200        113,004
  Texas Instruments, Inc.             72,100      1,268,960
  Unisys Corporation*                 13,700        168,236
  Veritas Software Corporation*       17,275        495,274
  Xilinx, Inc.*                       14,100        356,871
                                               ------------
                                                 53,580,569
                                               ------------
UTILITIES -- 7.5%
  AES Corporation (The)*              25,600        162,560
  Allegheny Energy, Inc.               5,200         43,940
  Alltel Corporation                  13,000        626,860
  Ameren Corporation                   6,700        295,470
  American Electric Power Co.,
    Inc.                              16,500        492,195
  AT&T Corporation                    32,785        631,111
  AT&T Wireless Services, Inc.*      113,164        929,076
  BellSouth Corporation               77,000      2,050,510
  Centerpoint Energy, Inc.            12,700        103,505
  CenturyTel, Inc.                     6,000        209,100
  Cinergy Corporation                  7,300        268,567
  Citizens Communications Co.*        11,800        152,102
  CMS Energy Corporation               6,000         48,600
  Comcast Corporation Class A*        93,815      2,831,337
  Consolidated Edison, Inc.            9,300        402,504
  Constellation Energy Group,
    Inc.                               6,900        236,670
  Dominion Resources, Inc.            13,000        835,510
  DTE Energy Co.                       7,000        270,480
  Duke Energy Corporation             37,600        750,120
  Edison International*               13,600        223,448
  Entergy Corporation                  9,452        498,877
  Exelon Corporation                  13,512        808,153
  FirstEnergy Corporation             12,384        476,165
  FPL Group, Inc.                      7,600        508,060
  KeySpan Corporation                  6,600        233,970
  Kinder Morgan, Inc.                  5,100        278,715
  Mirant Corporation*                 16,831         48,810
  Nextel Communications, Inc.
    Class A*                          42,900        775,632
  Nicor, Inc.                          1,800         66,798
  NiSource, Inc.                      11,000        209,000
  Peoples Energy Corporation           1,500         64,335
  PG&E Corporation*                   17,100        361,665
  Pinnacle West Capital
    Corporation                        3,800        142,310
  PPL Corporation                      7,000        301,000
  Progress Energy, Inc.               10,000        439,000
  Public Service Enterprise
    Group, Inc.                        9,400        397,150
  Qwest Communications
    International, Inc.*              70,700        337,946
  SBC Communications, Inc.           138,634      3,542,099
  Sempra Energy                        8,700        248,211

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Southern Co. (The)                  30,100   $    937,916
  Sprint Corporation (FON Group)      37,500        540,000
  Sprint Corporation (PCS
    Group)*                           42,700        245,525
  TECO Energy, Inc.                    7,400         88,726
  TXU Corporation                     13,400        300,830
  Verizon Communications, Inc.       114,734      4,526,255
  Xcel Energy, Inc.                   16,600        249,664
                                               ------------
                                                 28,190,477
                                               ------------
TOTAL COMMON STOCK
  (Cost $379,281,478)                           362,787,322
                                               ------------
SHORT-TERM INVESTMENTS -- 7.7%
  AB Funds Trust -- Money Market
    Fund (Affiliated Fund)         9,809,066      9,809,066
  Northern Institutional Liquid
    Assets Portfolio sec.         19,105,216     19,105,216
                                               ------------
TOTAL SHORT-TERM INVESTMENTS (Cost
  $28,914,282)                                   28,914,282
                                               ------------

                                      PAR         VALUE
                                   ---------   ------------
U.S. TREASURY OBLIGATIONS -- 0.2%
  U.S. Treasury Bills
    1.11%, 07/17/03++++            $  60,000   $     59,975
    1.13%, 07/17/03++++               20,000         19,992
    1.14%, 07/17/03++++              635,000        634,730
    1.16%, 07/17/03++++              150,000        149,936
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $864,561)                                   864,633
                                               ------------
TOTAL INVESTMENTS -- 105.0%
  (Cost $409,060,321)                           392,566,237
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (5.0%)                              (18,717,324)
                                               ------------
NET ASSETS -- 100.0%                           $373,848,913
                                               ============

                       See Notes to Financial Statements.

VALUE EQUITY FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                                                         RUSSELL 1000(R) VALUE
                                        RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*              INDEX**
                                        -----------------    --------------------    -------------       ---------------------
  One Year                                   (2.97%)               (2.84%)              (3.20%)                 (1.02%)
  Since Inception
     (8/27/01 -- 6/30/03)                    (6.21%)               (5.58%)              (6.06%)                 (4.83%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                               VALUE EQUITY RETIREMENT CLASS      RUSSELL 1000(R) VALUE INDEX**
                                                               -----------------------------      -----------------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                    9711                               9702
09/30/01                                                                    9027                               9019
10/31/01                                                                    8948                               8942
11/30/01                                                                    9408                               9462
12/31/01                                                                    9621                               9684
01/31/02                                                                    9529                               9609
02/28/02                                                                    9535                               9625
03/31/02                                                                   10031                              10080
04/30/02                                                                    9747                               9735
05/31/02                                                                    9734                               9783
06/30/02                                                                    9157                               9222
07/31/02                                                                    8273                               8364
08/31/02                                                                    8366                               8427
09/30/02                                                                    7382                               7490
10/31/02                                                                    7807                               8045
11/30/02                                                                    8306                               8552
12/31/02                                                                    7950                               8181
01/31/03                                                                    7782                               7983
02/28/03                                                                    7514                               7770
03/31/03                                                                    7528                               7783
04/30/03                                                                    8138                               8468
05/31/03                                                                    8755                               9015
06/30/03                                                                    8885                               9128

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Value Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Value Index is a large-cap index consisting of those Russell 1000(R) index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings-ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                     SHARES         VALUE
-------------                   ----------   --------------
COMMON STOCK -- 95.5%
AUTO & TRANSPORTATION -- 2.9%
  American Axle &
    Manufacturing Holdings,
    Inc.*                            1,600   $       38,240
  AMR Corporation*                  74,200          816,200
  ArvinMeritor, Inc.                36,600          738,588
  Autoliv, Inc.                      6,000          162,480
  BorgWarner, Inc.                   1,600          103,040
  Burlington Northern Santa Fe
    Corporation                    403,400       11,472,696
  CNF, Inc.                          2,700           68,526
  Continental Airlines, Inc.
    Class B*                         3,900           58,383
  Cooper Tire & Rubber Co.           3,900           68,601
  CSX Corporation                   13,000          391,170
  Dana Corporation                   9,100          105,196
  Delphi Corporation               960,700        8,290,841
  Delta Air Lines, Inc.              7,500          110,100
  FedEx Corporation                 18,300        1,135,149
  Ford Motor Co.                   110,895        1,218,736
  General Motors Corporation        34,300        1,234,800
  Genuine Parts Co.                 10,700          342,507
  Goodyear Tire & Rubber Co.
    (The)                            9,400           49,350
  Harley-Davidson, Inc.             22,900          912,794
  JetBlue Airways Corporation*         350           14,802
  Lear Corporation*                  4,000          184,080
  Navistar International
    Corporation*                     3,800          123,994
  Norfolk Southern Corporation      23,700          455,040
  Northwest Airlines
    Corporation*                     3,300           37,257
  Paccar, Inc.                       6,700          452,652
  Skywest, Inc.                      1,200           22,872
  Southwest Airlines Co.            23,650          406,780
  Swift Transportation Co.,
    Inc.*                            1,700           31,654
  Tidewater, Inc.                   17,400          511,038
  Union Pacific Corporation         15,400          893,508
  Visteon Corporation               84,800          582,576
                                             --------------
                                                 31,033,650
                                             --------------
CONSUMER DISCRETIONARY --10.8%
  Alberto-Culver Co. Class B         2,000          102,200
  Allied Waste Industries,
    Inc.*                            1,400           14,070
  American Eagle Outfitters,
    Inc.*                              400            7,336
  American Greetings
    Corporation Class A*             4,000           78,560
  AnnTaylor Stores
    Corporation*                    23,000          665,850
  AOL Time Warner, Inc.*           138,400        2,226,856
  AutoNation, Inc.*                 11,000          172,920
  AutoZone, Inc.*                    7,100          539,387
  Avon Products, Inc.               14,500          901,900
  Barnes & Noble, Inc.*              1,900           43,795
  Belo Corporation Class A           5,400          120,744
  Big Lots, Inc.*                    3,200           48,128
  Black & Decker Corporation           300           13,035
  Blockbuster, Inc. Class A          1,100           18,535

                                  SHARES         VALUE
                                ----------   --------------
  Borders Group, Inc.*               4,500   $       79,245
  Brink's Co. (The)                  3,300           48,081
  Brinker International, Inc.*         500           18,010
  Callaway Golf Co.                  3,200           42,304
  Carmax, Inc.*                      2,084           62,833
  Carnival Corporation             337,600       10,975,376
  CBRL Group, Inc.                   2,600          101,036
  Cendant Corporation*             456,530        8,363,630
  Charter Communications, Inc.
    Class A*                         7,700           30,569
  Circuit City Stores,
    Inc.-Circuit City Group         11,200           98,560
  Claire's Stores, Inc.              5,200          131,872
  Clear Channel
    Communications, Inc.*           15,625          662,344
  Columbia Sportswear Co.*           3,100          159,371
  Costco Wholesale
    Corporation*                    13,700          501,420
  Cox Radio, Inc. Class A*             700           16,177
  Cumulus Media, Inc. Class A*         900           17,037
  Dillard's, Inc. Class A            4,300           57,921
  Donnelley (R.R.) & Sons Co.        5,400          141,156
  Eastman Kodak Co.                252,400        6,903,140
  Electronic Arts, Inc.*            25,800        1,908,942
  Emmis Communications
    Corporation Class A*             2,000           45,900
  Entercom Communications
    Corporation*                       200            9,802
  Entravision Communications
    Corporation Class A*             2,700           30,645
  Estee Lauder Cos., Inc.
    (The) Class A                    1,800           60,354
  Ethan Allen Interiors, Inc.          900           31,644
  Extended Stay America, Inc.*       3,400           45,866
  Federated Department Stores,
    Inc.                            74,500        2,745,325
  Foot Locker, Inc.                  5,300           70,225
  FTI Consulting, Inc.*             40,200        1,003,794
  Furniture Brands
    International, Inc.*             1,100           28,710
  GameStop Corporation*                400            5,168
  Gannett Co., Inc.                 16,300        1,252,003
  Gemstar-TV Guide
    International, Inc.*             6,900           35,121
  General Motors-Hughes
    Electronics Corporation
    Class H*                        28,100          359,961
  Getty Images, Inc.*                  300           12,390
  Gillette Co. (The)                26,500          844,290
  Harte-Hanks, Inc.                    950           18,050
  Hasbro, Inc.                       8,625          150,851
  Hearst-Argyle Television,
    Inc.*                           22,000          569,800
  Hilton Hotels Corporation         16,200          207,198
  Hispanic Broadcasting
    Corporation*                     1,200           30,540
  IKON Office Solutions, Inc.       44,000          391,600
  Interactivecorp                    2,461           97,382

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  International Flavors &
    Fragrances, Inc.                 2,400   $       76,632
  International Speedway
    Corporation Class A                900           35,559
  Iron Mountain, Inc.*               1,300           48,217
  Jones Apparel Group, Inc.*         6,700          196,042
  Kimberly-Clark Corporation        15,700          818,598
  Knight-Ridder, Inc.                5,100          351,543
  La-Z-Boy, Inc.                     2,700           60,426
  Lamar Advertising Co.*             1,400           49,294
  Lee Enterprises, Inc.              2,700          101,331
  Leggett & Platt, Inc.              8,200          168,100
  Liberty Media Corporation
    Class A*                       158,800        1,835,728
  Limited Brands                    15,900          246,450
  Lin TV Corporation Class A*          400            9,420
  Liz Claiborne, Inc.                6,500          229,125
  Manpower, Inc.                     1,500           55,635
  Marriott International, Inc.
    Class A                          5,500          211,310
  Mattel, Inc.                      97,125        1,837,605
  May Department Stores Co.
    (The)                           17,600          391,776
  McClatchy Co. Class A              1,100           63,382
  McDonald's Corporation           727,500       16,048,650
  McGraw Hill Co., Inc. (The)        1,800          111,600
  Media General, Inc. Class A          800           45,760
  Meredith Corporation               2,200           96,800
  Metro-Goldwyn-Mayer, Inc.*         1,400           17,388
  Monster Worldwide, Inc.*           1,800           35,514
  MSC Industrial Direct Co.,
    Inc. Class A*                      500            8,950
  Neiman-Marcus Group, Inc.
    Class A*                         2,200           80,520
  New York Times Co. Class A         2,600          118,300
  Newell Rubbermaid, Inc.           15,500          434,000
  Nike, Inc. Class B                 1,200           64,188
  Nordstrom, Inc.                    5,800          113,216
  O'Reilly Automotive, Inc.*           300           10,017
  Office Depot, Inc.*              142,900        2,073,479
  Outback Steakhouse, Inc.           1,800           70,200
  Pacific Sunwear of
    California, Inc.*               42,800        1,031,052
  Penney (JC) Co., Inc.             60,800        1,024,480
  Pier 1 Imports, Inc.               3,900           79,560
  Polo Ralph Lauren
    Corporation                      1,900           49,001
  Radio One, Inc. Class D*           2,100           37,317
  Reader's Digest Association,
    Inc. (The)                       4,300           57,964
  Reebok International, Ltd.*        3,000          100,890
  Regal Entertainment Group
    Class A                            600           14,148
  Rent-A-Center, Inc.*              19,775        1,499,143
  Republic Services, Inc.*          16,300          369,521
  Royal Caribbean Cruises,
    Ltd.                            45,100        1,044,516
  Saks, Inc.*                        7,400           71,780

                                  SHARES         VALUE
                                ----------   --------------
  Scholastic Corporation*              900   $       26,802
  Scripps Co. (E.W.) Class A           200           17,744
  Sears, Roebuck & Co.             495,000       16,651,799
  Servicemaster Co.                 18,500          197,950
  Six Flags, Inc.*                   5,300           35,934
  Snap-On, Inc.                      3,600          104,508
  Sonic Automotive, Inc.*              600           13,146
  Stanley Works (The)                1,500           41,400
  Staples, Inc.*                    89,007        1,633,278
  Starwood Hotels & Resorts
    Worldwide, Inc.                  6,800          194,412
  Talbots, Inc.                        100            2,945
  Tech Data Corporation*             2,100           56,091
  Toys "R" Us, Inc.*               169,700        2,056,764
  Tribune Co.                       11,900          574,770
  Valassis Communications,
    Inc.*                            3,100           79,732
  VeriSign, Inc.*                   54,000          746,820
  VF Corporation                    16,500          560,505
  Viad Corporation                   1,000           22,390
  Washington Post Co. Class B          200          146,580
  Waste Management, Inc.           339,757        8,184,746
  Wendy's International, Inc.      239,700        6,944,109
  West Corporation*                    100            2,665
  Westwood One, Inc.*               11,900          403,767
  Whirlpool Corporation              3,900          248,430
  XM Satellite Radio Holdings,
    Inc. Class A*                   29,500          325,975
  Yum! Brands, Inc.*                 3,600          106,416
  Zale Corporation*                  1,400           56,000
                                             --------------
                                                114,248,764
                                             --------------
CONSUMER STAPLES -- 4.1%
  Albertson's, Inc.                 21,600          414,720
  Campbell Soup Co.                 75,300        1,844,850
  Church and Dwight Co., Inc.          900           29,457
  Clorox Co.                         4,900          208,985
  Coca-Cola Co. (The)               18,500          858,585
  Coca-Cola Enterprises, Inc.          900           16,335
  Colgate-Palmolive Co.              3,900          226,005
  ConAgra Foods, Inc.              467,700       11,037,720
  CVS Corporation                   24,000          672,720
  Dean Foods Co.*                   39,450        1,242,675
  Dial Corporation (The)            56,500        1,098,925
  Fresh Del Monte Produce,
    Inc.                            27,100          696,199
  General Mills, Inc.               14,900          706,409
  Heinz (H.J.) Co.                 183,000        6,035,340
  Hershey Foods Corporation          2,900          202,014
  Hormel Foods Corporation           4,600          109,020
  Kellogg Co.                       28,000          962,360
  Kraft Foods, Inc. Class A         12,700          413,385
  Kroger Co.*                       10,700          178,476
  McCormick & Co., Inc.              4,000          108,800
  PepsiAmericas, Inc.                4,800           60,288
  Performance Food Group Co.*          700           25,900
  Procter & Gamble Co.              32,375        2,887,203
  Rite Aid Corporation*             14,900           66,305
  Safeway, Inc.*                   326,600        6,682,236

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Sara Lee Corporation             314,115   $    5,908,503
  Smithfield Foods, Inc.*            6,800          155,856
  Supervalu, Inc.                    8,200          174,824
  Tyson Foods, Inc. Class A         13,781          146,354
  Winn-Dixie Stores, Inc.            4,000           49,240
  Wrigley (W.M.), Jr. Co.            3,200          179,936
                                             --------------
                                                 43,399,625
                                             --------------
FINANCIAL SERVICES -- 30.8%
  21st Century Insurance Group       2,000           28,600
  ACE, Ltd.                        220,600        7,564,374
  Advent Software, Inc.*               100            1,691
  Affiliated Managers Group,
    Inc.*                            2,300          140,185
  AFLAC, Inc.                       16,400          504,300
  AG Edwards, Inc                    4,900          167,580
  Alleghany Corporation*               312           59,592
  Alliance Data Systems
    Corporation*                       900           21,060
  Allied Capital Corporation         1,300           30,030
  Allmerica Financial
    Corporation*                     3,200           57,568
  Allstate Corporation (The)       383,200       13,661,080
  AMB Property Corporation
    REIT                             5,100          143,667
  AMBAC Financial Group, Inc.        4,750          314,688
  American Capital Strategies,
    Ltd.                            28,903          720,841
  American Express Co.              27,100        1,133,051
  American Financial Group,
    Inc.                             1,800           41,040
  American Financial Realty
    Trust REIT                       1,500           22,365
  American International
    Group, Inc.                     79,033        4,361,041
  American National Insurance
    Co.                                600           51,836
  AmeriCredit Corporation*           2,100           17,955
  AmerUs Group Co.                  18,800          529,972
  AmSouth Bancorporation            70,500        1,539,720
  Annaly Mortgage Management,
    Inc. REIT                        5,700          113,487
  AON Corporation                   16,600          399,728
  Apartment Investment &
    Management Co. Class A
    REIT                             5,000          173,000
  Archstone-Smith Trust REIT        10,800          259,200
  Arden Realty, Inc. REIT            3,500           90,825
  Associated Banc-Corp               4,700          173,336
  Astoria Financial
    Corporation                      4,800          134,064
  AvalonBay Communities, Inc.
    REIT                             3,700          157,768
  Bancorpsouth, Inc.                 5,000          104,250
  Bank of America Corporation      294,024       23,236,717
  Bank of Hawaii Corporation         3,900          129,285
  Bank of New York Co., Inc.
    (The)                           29,100          836,625
  Bank One Corporation              71,900        2,673,242

                                  SHARES         VALUE
                                ----------   --------------
  Banknorth Group, Inc.             93,900   $    2,396,328
  BB&T Corporation                  29,300        1,004,990
  Bear Stearns Cos., Inc.
    (The)                           17,600        1,274,592
  Block (H&R), Inc.                 46,500        2,011,125
  BOK Financial Corporation*           927           35,754
  Boston Properties, Inc. REIT       4,300          188,340
  BRE Properties, Inc. Class A
    REIT                             2,800           92,960
  Camden Property Trust REIT         2,200           76,890
  Capitol Federal Financial          1,400           39,354
  CarrAmerica Realty
    Corporation REIT                 3,200           88,992
  Centerpoint Properties
    Corporation REIT                 1,400           85,750
  Charter One Financial, Inc.       42,008        1,309,809
  Checkfree Corporation*             1,900           52,896
  Chubb Corporation                  9,900          594,000
  Cigna Corporation                117,000        5,491,980
  Cincinnati Financial
    Corporation                      8,400          311,556
  CIT Group, Inc.                   21,100          520,115
  Citigroup, Inc.                  692,200       29,626,159
  Citizens Banking Corporation       2,700           72,279
  City National Corporation          2,400          106,944
  CNA Financial Corporation*         1,500           36,900
  Colonial Bancgroup, Inc.           7,400          102,638
  Comerica, Inc.                   184,800        8,593,200
  Commerce Bancshares, Inc.          3,759          146,413
  Compass Bancshares, Inc.          18,500          646,205
  Countrywide Financial
    Corporation                      6,800          473,076
  Cousins Properties, Inc.
    REIT                             2,200           61,380
  Crescent Real Estate
    Equities Co. REIT              261,000        4,335,210
  Cullen Frost Bankers, Inc.         3,100           99,510
  D & B Corporation*                   950           39,045
  Developers Diversified
    Realty Corporation REIT          4,400          125,136
  Doral Financial Corporation       33,100        1,477,915
  Dow Jones & Co., Inc.              1,000           43,030
  Downey Financial Corporation       1,300           53,690
  Duke Realty Corporation REIT       8,200          225,910
  E*TRADE Group, Inc.*               9,200           78,200
  Equifax, Inc.                        700           18,200
  Equity Office Properties
    Trust REIT                      25,485          688,350
  Equity Residential
    Properties Trust REIT           16,800          435,960
  Erie Indemnity Co. Class A         1,600           66,000
  Everest Re Group, Ltd.            22,300        1,705,950
  Fannie Mae                        37,000        2,495,280
  Fidelity National Financial,
    Inc.                             8,218          252,786
  First American Corporation         4,600          121,210
  First Industrial Realty
    Trust, Inc. REIT                 2,400           75,840
  First Midwest Bancorp, Inc.        3,000           86,430

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  First Tennessee National
    Corporation                     61,600   $    2,704,856
  First Virginia Banks, Inc.         4,350          187,572
  FirstMerit Corporation             5,200          118,872
  FleetBoston Financial
    Corporation                    513,616       15,259,531
  FNB Corporation                    2,835           85,787
  Franklin Resources, Inc.          10,400          406,328
  Freddie Mac                       81,400        4,132,678
  Fulton Financial Corporation       6,615          131,440
  GATX Corporation                   2,500           40,875
  General Growth Properties,
    Inc. REIT                       27,800        1,735,832
  Global Payments, Inc.                100            3,550
  Golden West Financial
    Corporation                      7,700          616,077
  Goldman Sachs Group, Inc.         14,800        1,239,500
  Greater Bay Bancorp                2,300           46,966
  Greenpoint Financial
    Corporation                     48,400        2,465,496
  Hartford Financial Services
    Group, Inc.                    322,200       16,225,992
  HCC Insurance Holdings, Inc.       3,300           97,581
  Health Care Property
    Investors, Inc. REIT             3,500          148,225
  Hibernia Corporation Class A       9,800          177,968
  Highwoods Properties, Inc.
    REIT                             3,200           71,360
  Hospitality Properties Trust
    REIT                             3,800          118,750
  Host Marriott Corporation
    REIT*                           14,400          131,760
  Hudson City Bancorp, Inc.          4,600          117,622
  Hudson United Bancorp              2,000           68,300
  Huntington Bancshares, Inc.       14,300          279,136
  Independence Community Bank
    Corporation                      3,200           90,304
  IndyMac Bancorp, Inc.             29,200          742,264
  Instinet Group, Inc.               3,400           15,844
  Interactive Data
    Corporation*                     2,100           35,490
  IPC Holdings, Ltd.*               10,100          338,350
  iStar Financial, Inc. REIT         3,100          113,150
  Janus Capital Group, Inc.         12,900          211,560
  Jefferson-Pilot Corporation        8,700          360,702
  John Hancock Financial
    Services, Inc.                  18,000          553,140
  JP Morgan Chase & Co.            710,522       24,285,641
  KeyCorp                          281,550        7,114,769
  Kimco Realty Corporation
    REIT                             5,600          212,240
  LaBranche & Co., Inc.              2,600           53,794
  Legg Mason, Inc.                   1,700          110,415
  Lehman Brothers Holdings,
    Inc.                            14,900          990,552
  Leucadia National
    Corporation                      2,400           89,088
  Liberty Property Trust REIT        4,600          159,160
  Lincoln National Corporation      10,800          384,804

                                  SHARES         VALUE
                                ----------   --------------
  Loews Corporation                  8,200   $      387,778
  M & T Bank Corporation             6,200          522,164
  Mack-Cali Realty Corporation
    REIT                             2,600           94,588
  Markel Corporation*                  500          128,000
  Marsh & McLennan Cos., Inc.        1,800           91,926
  Marshall & Ilsley
    Corporation                     13,700          418,946
  MBIA, Inc.                         9,050          441,188
  Mellon Financial Corporation      13,900          385,725
  Mercantile Bankshares
    Corporation                      4,300          169,334
  Mercury General Corporation        1,600           73,040
  Merrill Lynch & Co., Inc.        219,267       10,235,384
  MetLife, Inc.                     18,200          515,424
  MGIC Investment Corporation      135,500        6,319,720
  Mony Group, Inc.                   2,800           75,460
  Morgan Stanley                   138,900        5,937,975
  National City Corporation        140,600        4,599,026
  National Commerce Financial
    Corporation                     12,600          279,594
  Nationwide Financial
    Services Class A                 1,500           48,750
  Neuberger Berman, Inc.               200            7,982
  New Plan Excel Realty Trust
    REIT                             5,800          123,830
  New York Community Bancorp,
    Inc.                             5,866          170,642
  North Fork Bancorporation,
    Inc.                             7,500          255,450
  Northern Trust Corporation         6,100          254,919
  Old National Bancorp               3,952           90,896
  Old Republic International
    Corporation                     53,600        1,836,872
  Park National Corporation            700           79,975
  People's Bank                      1,500           43,485
  Phoenix Cos., Inc.                 5,800           52,374
  Plum Creek Timber Co., Inc.
    REIT                            11,262          292,249
  PMI Group, Inc. (The)              5,500          147,620
  PNC Financial Services
    Group, Inc.                     17,300          844,413
  Popular, Inc.                     31,200        1,204,008
  Principal Financial Group         17,600          567,600
  Progressive Corporation
    (The)                            4,800          350,880
  Prologis Trust REIT                9,789          267,240
  Protective Life Corporation        4,200          112,350
  Provident Financial Group,
    Inc.                             1,300           33,319
  Providian Financial
    Corporation*                    46,700          432,442
  Prudential Financial, Inc.        34,100        1,147,465
  Public Storage, Inc. REIT          6,100          206,607
  Radian Group, Inc.                 5,500          201,575
  Raymond James Financial,
    Inc.                             2,400           79,320
  Reckson Associates Realty
    Corporation REIT                 3,300           68,838
  Regency Centers Corporation
    REIT                             1,500           52,470

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Regions Financial
    Corporation                     14,000   $      472,920
  Reinsurance Group of
    America, Inc.                    1,000           32,100
  Roslyn Bancorp, Inc.              36,300          780,087
  Rouse Co. REIT                    32,200        1,226,820
  Ryder System, Inc.                28,000          717,360
  Safeco Corporation                 8,400          296,352
  Silicon Valley Bancshares*         2,200           52,382
  Simon Property Group, Inc.
    REIT                             8,600          335,658
  Sky Financial Group, Inc.          4,600           99,912
  SLM Corporation                  116,100        4,547,637
  SouthTrust Corporation            36,977        1,005,774
  Sovereign Bancorp, Inc.           15,900          248,835
  St. Paul Cos., Inc.               13,700          500,187
  Stancorp Financial Group,
    Inc.                             1,800           93,996
  State Street Corporation           6,400          252,160
  Student Loan Corporation             200           25,200
  SunTrust Banks, Inc.              15,200          901,968
  T Rowe Price Group, Inc.           4,300          162,325
  TCF Financial Corporation          1,900           75,696
  Torchmark Corporation              7,400          275,650
  Transatlantic Holdings, Inc.       1,300           89,895
  Travelers Property Casualty
    Corporation Class B             58,034          915,196
  Trizec Properties, Inc. REIT       5,500           62,535
  Trustmark Corporation              2,700           68,769
  Union Planters Corporation        12,400          384,772
  UnionBanCal Corporation            3,100          128,247
  United Dominion Realty
    Trust, Inc. REIT                 6,600          113,652
  United Rentals, Inc.*              2,500           34,725
  Unitrin, Inc.                      2,800           75,936
  UnumProvident Corporation         17,600          236,016
  US Bancorp                       524,326       12,845,987
  Valley National Bancorp            5,716          150,617
  Vornado Realty Trust REIT          4,400          191,840
  W.R. Berkley Corporation           2,550          134,385
  Wachovia Corporation             442,950       17,700,282
  Washington Federal, Inc.          23,156          535,598
  Washington Mutual, Inc.          393,914       16,268,648
  Webster Financial
    Corporation                      2,800          105,840
  Weingarten Realty Investors
    REIT                             2,800          117,320
  Wells Fargo & Co.                194,972        9,826,589
  Westamerica Bancorporation         1,600           68,928
  Whitney Holding Corporation        2,400           76,728
  Wilmington Trust Corporation       4,000          117,400
  XL Capital, Ltd. Class A          67,300        5,585,900
  Zions Bancorporation               5,600          283,416
                                             --------------
                                                327,802,444
                                             --------------
HEALTHCARE -- 5.9%
  Abbott Laboratories               58,500        2,559,960
  Advanced Medical Optics,
    Inc.*                              400            6,820
  Aetna, Inc.                        8,900          535,780
  Allergan, Inc.                     6,800          524,280

                                  SHARES         VALUE
                                ----------   --------------
  AmerisourceBergen
    Corporation                      1,546   $      107,215
  Anthem, Inc.*                      1,631          125,832
  Apogent Technologies, Inc.*        2,900           58,000
  Bard (C.R.), Inc.                  3,200          228,192
  Bausch & Lomb, Inc.                3,100          116,250
  Baxter International, Inc.       251,800        6,546,800
  Beckman Coulter, Inc.             41,700        1,694,688
  Becton Dickinson & Co.            13,500          524,475
  Bristol-Myers Squibb Co.         363,400        9,866,309
  Community Health Systems,
    Inc.*                              900           17,361
  Conventry Health Care, Inc.*       1,200           55,392
  DaVita, Inc.*                     14,000          374,920
  Edwards Lifesciences
    Corporation*                     1,100           35,354
  Genentech, Inc.*                   1,300           93,756
  Genzyme Corporation --
    General Division*                1,700           71,060
  Guidant Corporation               45,000        1,997,550
  Health Net, Inc.*                224,500        7,397,275
  Henry Schein, Inc.*                  800           41,872
  Human Genome Sciences, Inc.*       3,700           47,064
  Humana, Inc.*                      9,800          147,980
  ICN Pharmaceuticals, Inc.          3,700           62,012
  ICOS Corporation*                  3,200          117,600
  IDEXX Laboratories, Inc.*          4,400          147,576
  IMS Health, Inc.                 210,400        3,785,096
  Invitrogen Corporation*            1,700           65,229
  IVAX Corporation*                121,000        2,159,850
  Laboratory Corporation of
    America Holdings*               19,600          590,940
  Lilly (Eli) & Co.                  6,000          413,820
  Manor Care, Inc.*                  3,400           85,034
  McKesson Corporation               2,600           92,924
  Medicis Pharmaceutical
    Corporation Class A*               400           22,680
  Merck & Co., Inc.                 84,200        5,098,310
  Millennium Pharmeceuticals,
    Inc.*                            7,900          124,267
  Mylan Laboratories, Inc.             750           26,078
  Omnicare, Inc.                     2,200           74,338
  Orthodontic Centers of
    America, Inc.*                     200            1,602
  Pfizer, Inc.                      23,100          788,865
  Quintiles Transnational
    Corporation*                     3,600           51,084
  Renal Care Group, Inc.*              800           28,168
  Ribapharm, Inc.*                     300            1,935
  Schering-Plough Corporation      254,600        4,735,560
  SICOR, Inc.*                         500           10,170
  Steris Corporation*                  200            4,618
  Tenet Healthcare
    Corporation*                   531,500        6,191,975
  Triad Hospitals, Inc.*             2,100           52,122
  Vertex Pharmaceuticals,
    Inc.*                            4,400           64,240
  Watson Pharmaceuticals,
    Inc.*                            7,500          302,775

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
 WebMD Corporation*                  8,700   $       94,221
  Wyeth                             83,500        3,803,425
                                             --------------
                                                 62,170,699
                                             --------------
INTEGRATED OILS -- 8.4%
  Amerada Hess Corporation          51,800        2,547,524
  BP PLC ADR                       211,268        8,877,481
  ChevronTexaco Corporation        335,398       24,215,736
  Conocophillips                   463,488       25,399,142
  Exxon Mobil Corporation          415,000       14,902,650
  Marathon Oil Corporation         114,600        3,019,710
  Murphy Oil Corporation             1,000           52,600
  Occidental Petroleum
    Corporation                    279,700        9,383,935
  Unocal Corporation                15,800          453,302
                                             --------------
                                                 88,852,080
                                             --------------
MATERIALS & PROCESSING -- 5.9%
  Air Products & Chemicals,
    Inc.                            13,900          578,240
  AK Steel Holding
    Corporation*                     5,800           20,996
  Albemarle Corporation              1,700           47,549
  Alcoa, Inc.                      275,100        7,015,050
  Allegheny Technologies, Inc.       4,900           32,340
  American Standard Cos.,
    Inc.*                              600           44,358
  Aptargroup, Inc.                   2,200           79,200
  Archer-Daniels-Midland Co.        34,889          449,021
  Ashland, Inc.                      4,200          128,856
  Avery Dennison Corporation         1,700           85,340
  Ball Corporation                   2,700          122,877
  Bemis Co.                          3,100          145,080
  Boise Cascade Corporation          3,100           74,090
  Bowater, Inc.                      3,200          119,840
  Cabot Corporation                  3,300           94,710
  Catellus Development
    Corporation*                     1,100           24,200
  Dow Chemical Co. (The)           222,482        6,888,043
  Du Pont (E.I.) de Nemours &
    Co.                             60,800        2,531,712
  Eastman Chemical Co.             161,400        5,111,538
  Energizer Holdings, Inc.*          4,500          141,300
  Engelhard Corporation              7,900          195,683
  Fluor Corporation                  4,200          141,288
  Forest City Enterprises,
    Inc. Class A                     1,400           58,030
  Georgia-Pacific Corporation      359,371        6,810,080
  Harsco Corporation                 2,500           90,125
  Hercules, Inc.*                    5,000           49,500
  IMC Global, Inc.                   6,600           44,286
  International Paper Co.          228,200        8,153,586
  Jacobs Engineering Group,
    Inc.*                              800           33,720
  Lafarge North America, Inc.        1,900           58,710
  Lubrizol Corporation               3,100           96,069
  Lyondell Chemical Co.            227,200        3,074,016
  Martin Marietta Materials,
    Inc.                             3,000          100,830
  Masco Corporation                 16,000          381,600
  MeadWestvaco Corporation          12,247          302,501
  Monsanto Co.                     507,900       10,990,957

                                  SHARES         VALUE
                                ----------   --------------
  Newmont Mining Corporation         2,200   $       71,412
  Nucor Corporation                  4,800          234,480
  OM Group, Inc.                     1,500           22,095
  Owens-Illinois, Inc.*             19,000          261,630
  Packaging Corporation of
    America*                         3,600           66,348
  Pactiv Corporation*                9,700          191,187
  Phelps Dodge Corporation*          5,100          195,534
  PPG Industries, Inc.              10,300          522,622
  Praxair, Inc.                     10,000          601,000
  Precision Castparts
    Corporation                      3,200           99,520
  Rayonier, Inc.                     2,550           84,150
  Rohm & Haas Co.                    9,600          297,888
  RPM International, Inc.           49,700          683,375
  Scotts Co. (The) Class A*            900           44,550
  Sealed Air Corporation*              500           23,830
  Shaw Group, Inc. (The)*              900           10,845
  Sherwin-Williams Co. (The)        44,300        1,190,784
  Sigma-Aldrich Corporation         18,700        1,013,166
  Smurfit-Stone Container
    Corporation*                    10,600          138,118
  Sonoco Products Co.                5,900          141,718
  Temple-Inland, Inc.                2,900          124,439
  Timken Co.                         4,200           73,542
  United States Steel
    Corporation                     88,000        1,440,560
  Valspar Corporation                2,100           88,662
  Vulcan Materials Co.               5,500          203,885
  Weyerhaeuser Co.                  13,400          723,600
  York International
    Corporation                      2,400           56,160
                                             --------------
                                                 62,920,421
                                             --------------
OTHER -- 0.6%
  3M Co.                            24,400        3,147,112
  Brunswick Corporation              5,500          137,610
  Eaton Corporation                  4,300          338,023
  Hillenbrand Industries, Inc.       9,700          489,365
  Honeywell International,
    Inc.                            45,600        1,224,360
  ITT Industries, Inc.               5,100          333,846
  Johnson Controls, Inc.             5,400          462,240
  Lancaster Colony Corporation       1,700           65,722
  SPX Corporation*                   2,800          123,368
  Teleflex, Inc.                     1,600           68,080
  Textron, Inc.                      7,200          280,944
  Wesco Financial Corporation          100           31,200
                                             --------------
                                                  6,701,870
                                             --------------
OTHER ENERGY -- 2.6%
  Anadarko Petroleum
    Corporation                     26,800        1,191,796
  Apache Corporation                58,261        3,790,461
  Baker Hughes, Inc.                48,000        1,611,360
  Burlington Resources, Inc.        34,700        1,876,229
  Calpine Corporation*              15,100           99,660
  Cimarex Energy Co.*                1,294           30,733
  Consol Energy, Inc.               12,600          286,524
  Cooper Cameron Corporation*          200           10,076
  Devon Energy Corporation          10,219          545,695

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Diamond Offshore Drilling,
    Inc.                             1,200   $       25,188
  Dynegy, Inc. Class A              16,500           69,300
  El Paso Corporation              172,372        1,392,766
  ENSCO International, Inc.          1,600           43,040
  EOG Resources, Inc.                7,100          297,064
  Equitable Resources, Inc.          3,900          158,886
  FMC Technologies, Inc.*            3,035           63,887
  Forest Oil Corporation*              900           22,608
  Halliburton Co.                   13,300          305,900
  Helmerich & Payne, Inc.            3,100           90,520
  Kerr-McGee Corporation            14,300          640,640
  National-Oilwell, Inc.*            1,800           39,600
  Newfield Exploration Co.*          1,300           48,815
  Noble Energy, Inc.                 1,500           56,700
  Patterson-UTI Energy, Inc.*          200            6,480
  Peabody Energy Corporation         1,400           47,026
  Pioneer Natural Resources
    Co.*                             5,900          153,990
  Pogo Producing Co.                 3,000          128,250
  Premcor, Inc.*                     1,500           32,325
  Pride International, Inc.*        96,300        1,812,366
  Reliant Resources, Inc.*         276,673        1,696,005
  Rowan Cos., Inc.*                  2,400           53,760
  Sunoco, Inc.                      39,400        1,486,956
  Texas Genco Holdings, Inc.           700           16,275
  Transocean, Inc.*                287,300        6,311,980
  Valero Energy Corporation         62,000        2,252,460
  Varco International, Inc.*         1,800           35,280
  Williams Cos., Inc.               26,900          212,510
  XTO Energy, Inc.                   9,566          192,372
                                             --------------
                                                 27,135,483
                                             --------------
PRODUCER DURABLES -- 5.9%
  AGCO Corporation*                  2,200           37,576
  Agilent Technologies, Inc.*       14,900          291,295
  American Power Conversion
    Corporation*                     8,700          135,633
  Andrew Corporation*                6,000           55,200
  Boeing Co. (The)                 334,500       11,480,040
  Caterpillar, Inc.                 21,000        1,168,860
  Centex Corporation                 3,700          287,823
  Clayton Homes, Inc.                5,600           70,280
  Crane Co.                          3,100           70,153
  Cummins, Inc.                      2,100           75,369
  Deere & Co.                       14,600          667,220
  Diebold, Inc.                      4,400          190,300
  Donaldson Co., Inc.                  800           35,560
  Dover Corporation                 12,400          371,504
  DR Horton, Inc.                    5,900          165,790
  Emerson Electric Co.             199,900       10,214,890
  Flowserve Corporation*               400            7,868
  Goodrich Corporation               6,600          138,600
  Grainger (W.W.), Inc.              4,800          224,448
  HON Industries, Inc.               3,200           97,600
  Hubbell, Inc. Class B              7,700          254,870
  Illinois Tool Works, Inc.        115,900        7,632,015
  KB HOME                            8,500          526,830
  Lennar Corporation Class A         3,000          214,500

                                  SHARES         VALUE
                                ----------   --------------
  Lennar Corporation Class B           300   $       20,610
  Lexmark International, Inc.*      29,400        2,080,638
  Lockheed Martin Corporation       17,900          851,503
  MKS Instruments, Inc.*               100            1,807
  Molex, Inc.                        1,200           32,388
  Northrop Grumman Corporation      51,035        4,403,810
  Novellus Systems, Inc.*            1,000           36,621
  NVR, Inc.*                         1,300          534,300
  Pall Corporation                   6,500          146,250
  Parker Hannifin Corporation        7,200          302,328
  Pentair, Inc.                      3,000          117,180
  Pitney Bowes, Inc.                 5,800          222,778
  Polycom, Inc.*                     1,500           20,790
  Pulte Homes, Inc.                  3,000          184,980
  Rockwell Collins, Inc.            10,100          248,763
  Ryland Group, Inc.                 1,600          111,040
  Steelcase, Inc. Class A            1,800           21,168
  Tektronix, Inc.*                   3,900           84,240
  Teradyne, Inc.*                    2,400           41,544
  Thermo Electron Corporation*       7,100          149,242
  Toll Brothers, Inc.*               2,800           79,268
  Tyco International, Ltd.         383,100        7,271,238
  United Defense Industries,
    Inc.*                           12,900          334,626
  United Technologies
    Corporation                    147,450       10,443,884
  Xerox Corporation*                44,100          467,019
                                             --------------
                                                 62,622,239
                                             --------------
TECHNOLOGY -- 4.7%
  3Com Corporation*                 21,800          102,024
  Acxiom Corporation*                1,400           21,126
  Adaptec, Inc.*                     3,300           25,674
  ADC Telecommunications,
    Inc.*                           28,800           67,046
  Advanced Fibre
    Communications, Inc.*            2,400           39,048
  Advanced Micro Devices,
    Inc.*                           14,400           92,304
  Agere Systems, Inc. Class B*      44,950          103,385
  Amkor Technology, Inc.*            2,000           26,280
  Apple Computer, Inc.*             21,800          416,816
  Applera Corporation-Applied
    Biosystems Group                   800           15,224
  Applied Micro Circuits
    Corporation*                     9,200           55,660
  Arrow Electronics, Inc.*           4,700           71,628
  Atmel Corporation*                 7,400           18,722
  Autodesk, Inc.                     5,100           82,416
  Avaya, Inc.*                      20,300          131,138
  Avnet, Inc.*                       6,900           87,492
  AVX Corporation                    3,200           35,168
  BMC Software, Inc.*                6,700          109,411
  Broadcom Corporation Class
    A*                               5,700          141,987
  Ceridian Corporation*              1,900           32,243
  CIENA Corporation*                12,991           67,423
  Citrix Systems, Inc.*              1,300           26,468
  Computer Associates
    International, Inc.             60,700        1,352,396

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Computer Sciences
    Corporation*                   140,000   $    5,336,800
  Compuware Corporation*            11,400           65,778
  Comverse Technology, Inc.*        66,900        1,005,507
  Conexant Systems, Inc.*            7,900           32,390
  Corning, Inc.*                   237,500        1,755,125
  Cypress Semiconductor
    Corporation*                     1,700           20,400
  Electronic Data Systems
    Corporation                     80,100        1,718,145
  EMC Corporation*                 100,000        1,047,000
  Emulex Corporation*                1,000           22,770
  Fairchild Semicoductor
    International, Inc.*               400            5,116
  Gateway, Inc.*                    10,800           39,420
  General Dynamics Corporation       8,500          616,250
  Harris Corporation                 1,800           54,090
  Hewlett-Packard Co.              739,450       15,750,285
  Ingram Micro, Inc. Class A*       20,100          221,100
  Integrated Device
    Technology, Inc.*               17,800          196,690
  International Business
    Machines Corporation            65,700        5,420,250
  International Rectifier
    Corporation*                    15,200          407,664
  Intersil Corporation Class
    A*                               2,600           69,186
  Jabil Circuit, Inc.*                 800           17,680
  JDS Uniphase Corporation*         41,400          145,314
  Juniper Networks, Inc.*            2,400           29,688
  Kemet Corporation*                 5,300           53,530
  L-3 Communications Holdings,
    Inc.*                           21,300          926,337
  LSI Logic Corporation*            11,300           80,004
  Lucent Technologies, Inc.*       239,300          485,779
  Macromedia, Inc.*                    800           16,832
  McData Corporation Class A*       13,500          198,045
  Micron Technology, Inc.*          64,200          746,646
  Mindspeed Technologies Inc.        2,633            7,110
  Motorola, Inc.                    47,500          447,925
  National Semiconductor
    Corporation*                     1,700           33,524
  NCR Corporation*                   5,100          130,662
  PanAmSat Corporation*                900           16,587
  PerkinElmer, Inc.                  4,100           56,621
  Perot Systems Corporation
    Class A*                           200            2,272
  Raytheon Co.                      90,100        2,958,884
  RealNetworks, Inc.*                  900            6,102
  Rockwell Automation, Inc.         10,000          238,400
  Sanmina-SCI Corporation*          14,876           93,868
  Scientific-Atlanta, Inc.           9,600          228,864
  Seagate Technology, Inc.*+         4,600                0
  Solectron Corporation*            25,200           94,248
  Storage Technology
    Corporation*                     5,300          136,422
  Sun Microsystems, Inc.*          102,300          470,580

                                  SHARES         VALUE
                                ----------   --------------
  Sybase, Inc.*                      3,000   $       41,730
  Symbol Technologies, Inc.          7,000           91,070
  Tellabs, Inc.*                    13,800           90,666
  Texas Instruments, Inc.          231,100        4,067,360
  Titan Corporation*                   500            5,145
  Unisys Corporation*               16,300          200,164
  Veritas Software
    Corporation*                    43,188        1,238,200
  Vishay Intertechnology,
    Inc.*                            7,600          100,320
  Zebra Technologies
    Corporation Class A*               100            7,519
                                             --------------
                                                 50,369,143
                                             --------------
UTILITIES -- 12.9%
  AES Corporation (The)*            16,000          101,600
  Allegheny Energy, Inc.             7,700           65,065
  Allete, Inc.                       4,700          124,785
  Alliant Energy Corporation         5,500          104,665
  Alltel Corporation                60,800        2,931,776
  Ameren Corporation                 9,800          432,180
  American Electric Power Co.,
    Inc.                           212,800        6,347,824
  Aquila, Inc.                      11,882           30,656
  AT&T Corporation                  46,660          898,205
  AT&T Wireless Services,
    Inc.*                           68,500          562,385
  BellSouth Corporation            482,700       12,854,301
  Cablevision Systems
    Corporation Class A*             8,275          171,789
  Centerpoint Energy, Inc.         344,700        2,809,305
  CenturyTel, Inc.                  63,200        2,202,520
  Cinergy Corporation               10,700          393,653
  Citizens Communications Co.*       9,200          118,588
  CMS Energy Corporation             8,300           67,230
  Comcast Corporation Class A*     368,863       11,132,285
  Consolidated Edison, Inc.         13,700          592,936
  Constellation Energy Group,
    Inc.                            24,700          847,210
  Cox Communications, Inc.
    Class A*                        12,000          382,800
  Dominion Resources, Inc.          18,719        1,203,070
  DPL, Inc.                          7,700          122,738
  DTE Energy Co.                     9,900          382,536
  Duke Energy Corporation           54,400        1,085,280
  Edison International*             19,900          326,957
  Energy East Corporation            8,800          182,688
  Entergy Corporation              191,800       10,123,204
  Exelon Corporation                94,087        5,627,343
  FirstEnergy Corporation          301,112       11,577,756
  FPL Group, Inc.                   10,800          721,980
  Great Plains Energy, Inc.          4,200          121,296
  Hawaiian Electric Industries       2,200          100,870
  Idacorp, Inc.                      2,300           60,375
  IDT Corporation*                   3,000           53,700
  KeySpan Corporation               93,500        3,314,575
  Kinder Morgan, Inc.               10,300          562,895
  MDU Resources Group, Inc.         18,400          616,216
  Mirant Corporation*               20,688           59,995
  National Fuel Gas Co.              4,400          114,620

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Nicor, Inc.                        2,700   $      100,197
  NiSource, Inc.                    16,000          304,000
  Northeast Utilities              305,000        5,105,700
  NSTAR                              3,200          145,760
  OGE Energy Corporation             4,800          102,576
  Oneok, Inc.                       83,100        1,631,253
  Peoples Energy Corporation         2,200           94,358
  Pepco Holdings, Inc.              32,798          628,410
  PG&E Corporation*                 80,100        1,694,115
  Philadelphia Suburban
    Corporation                      3,500           85,330
  Pinnacle West Capital
    Corporation                      5,100          190,995
  PPL Corporation                  155,400        6,682,200
  Progress Energy, Inc.+            14,500          636,550
  Progress Energy, Inc.
    Contingent Value
    Obligation*                      3,100            1,209
  Public Service Enterprise
    Group, Inc.                     75,100        3,172,975
  Puget Energy, Inc.                 5,700          136,059
  Questar Corporation               37,300        1,248,431
  Qwest Communications
    International, Inc.*            41,600          198,848
  SBC Communications, Inc.         204,400        5,222,420
  SCANA Corporation                  6,800          233,104
  Sempra Energy                     25,000          713,250
  Southern Co. (The)                43,000        1,339,880
  Sprint Corporation (FON
    Group)                         197,400        2,842,560
  TECO Energy, Inc.                 45,000          539,550
  Telephone & Data Systems,
    Inc.                             3,200          159,040
  TXU Corporation                  128,300        2,880,335
  UnitedGlobalCom, Inc. Class
    A*                               4,200           21,714

                                  SHARES         VALUE
                                ----------   --------------
  US Cellular Corporation*           1,000   $       25,450
  Vectren Corporation                4,100          102,705
  Verizon Communications, Inc.     542,024       21,382,847
  Wisconsin Energy Corporation       7,100          205,900
  Xcel Energy, Inc.                 24,240          364,570
                                             --------------
                                                137,722,143
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,017,719,648)                       1,014,978,561
                                             --------------
SHORT-TERM INVESTMENTS -- 11.1%
  AB Funds Trust -- Money
    Market Fund (Affiliated
    Fund)                       43,993,591       43,993,591
  Northern Institutional
    Liquid Assets Portfolio
    sec.                        74,211,756       74,211,756
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $118,205,347)                           118,205,347
                                             --------------

                                   PAR
                                ----------
U.S. TREASURY OBLIGATIONS -- 0.4%
  U.S. Treasury Bills
    1.14%, 07/17/03++++         $  130,000          129,945
    1.16%, 07/17/03++++          3,810,000        3,808,382
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,938,004)                               3,938,327
                                             --------------
TOTAL INVESTMENTS -- 107.0%
  (Cost $1,139,862,999)                       1,137,122,235
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.0%)                              (74,569,186)
                                             --------------
NET ASSETS -- 100.0%                         $1,062,553,049
                                             ==============

                       See Notes to Financial Statements.

GROWTH EQUITY FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                                                        RUSSELL 1000(R) GROWTH
                                       RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*              INDEX**
                                       -----------------    --------------------    -------------       ----------------------
  One Year                                    1.34%                  1.38%               1.13%                    2.94%
  Since Inception
  (8/27/01 -- 6/30/03)                      (11.04%)               (10.92%)            (11.22%)                 (11.31%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                               GROWTH EQUITY RETIREMENT CLASS     RUSSELL 1000(R) GROWTH INDEX**
                                                               ------------------------------     ------------------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                    9492                               9481
09/30/01                                                                    8506                               8535
10/31/01                                                                    8945                               8982
11/30/01                                                                    9837                               9845
12/31/01                                                                    9812                               9827
01/31/02                                                                    9642                               9653
02/28/02                                                                    9266                               9253
03/31/02                                                                    9642                               9573
04/30/02                                                                    8858                               8791
05/31/02                                                                    8619                               8579
06/30/02                                                                    7954                               7785
07/31/02                                                                    7345                               7357
08/31/02                                                                    7351                               7379
09/30/02                                                                    6566                               6614
10/31/02                                                                    7207                               7220
11/30/02                                                                    7646                               7613
12/31/02                                                                    7050                               7087
01/31/03                                                                    6874                               6915
02/28/03                                                                    6861                               6883
03/31/03                                                                    7043                               7011
04/30/03                                                                    7577                               7529
05/31/03                                                                    7966                               7905
06/30/03                                                                    8060                               8014

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Growth Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Growth Index is a large-cap index consisting of those Russell 1000(R) Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                     SHARES         VALUE
-------------                   ----------   --------------
COMMON STOCK -- 94.2%
AUTO & TRANSPORTATION -- 2.5%
  ArvinMeritor, Inc.                   200   $        4,036
  C.H. Robinson Worldwide,
    Inc.                             2,700           96,012
  Expeditors International of
    Washington, Inc.                 3,800          131,632
  Gentex Corporation*                3,000           91,830
  Harley-Davidson, Inc.            132,700        5,289,422
  JetBlue Airways Corporation*          50            2,115
  Polaris Industries, Inc.             900           55,260
  Ryanair Holdings PLC ADR*         88,400        3,969,160
  Skywest, Inc.                      1,400           26,684
  Southwest Airlines Co.           606,000       10,423,200
  Swift Transportation Co.,
    Inc.*                            1,400           26,068
  Tidewater, Inc.                    1,100           32,307
  United Parcel Service, Inc.
    Class B                        150,600        9,593,220
                                             --------------
                                                 29,740,946
                                             --------------
CONSUMER DISCRETIONARY --15.3%
  99 Cents Only Stores*              1,700           58,344
  Activision, Inc.*                  3,300           42,636
  Advance Auto Parts*                  600           36,540
  Alberto-Culver Co. Class B           100            5,110
  Allied Waste Industries,
    Inc.*                            4,700           47,235
  Amazon.com, Inc.*                501,900       18,314,330
  American Eagle Outfitters,
    Inc.*                            1,900           34,846
  AMN Healthcare Services,
    Inc.*                              500            6,350
  AOL Time Warner, Inc.*            81,200        1,306,508
  Apollo Group, Inc. Class A*       81,275        5,019,544
  Applebee's International,
    Inc.                             2,200           69,146
  Aramark Corporation Class B*       1,200           26,904
  AutoZone, Inc.*                    2,500          189,925
  Barnes & Noble, Inc.*                500           11,525
  BearingPoint, Inc.*                6,900           66,585
  Bed Bath & Beyond, Inc.*         167,500        6,500,675
  Best Buy Co., Inc.*               10,300          452,376
  Big Lots, Inc.*                    2,600           39,104
  BJ's Wholesale Club, Inc.*         2,900           43,674
  Black & Decker Corporation         3,100          134,695
  Blockbuster, Inc. Class A            500            8,425
  Borders Group, Inc.*                 300            5,283
  Brinker International, Inc.*     126,200        4,545,724
  Callaway Golf Co.                    700            9,254
  Career Education
    Corporation*                     1,800          123,156
  Carmax, Inc.*                      2,745           82,762
  Catalina Marketing
    Corporation*                     1,500           26,475
  CBRL Group, Inc.                     300           11,658
  CDW Corporation*                   2,400          109,920
  CEC Entertainment, Inc.*           1,000           36,930
  Cheesecake Factory (The)*          2,000           71,780
  Chico's FAS, Inc.*                 2,900           61,045
  ChoicePoint, Inc.*                 3,433          118,507
  Cintas Corporation                 4,800          170,112

                                  SHARES         VALUE
                                ----------   --------------
  Circuit City Stores, Inc.-
    Circuit City Group               1,000   $        8,800
  Clear Channel
    Communications, Inc.*           10,425          441,916
  Coach, Inc.*                       3,600          179,064
  Columbia Sportswear Co.*             500           25,705
  Convergys Corporation*             6,000           96,000
  Copart, Inc.*                      2,700           25,515
  Costco Wholesale
    Corporation*                   114,300        4,183,380
  Cox Radio, Inc. Class A*             900           20,799
  Cumulus Media, Inc. Class A*         600           11,358
  Darden Restaurants, Inc.           6,950          131,911
  DeVry, Inc.*                       2,300           53,567
  Dollar General Corporation        11,343          207,123
  Dollar Tree Stores, Inc.*        155,050        4,919,737
  Donnelley (R.R.) & Sons Co.          600           15,684
  eBay, Inc.*                      165,878       17,281,170
  EchoStar Communications
    Corporation Class A*           144,200        4,992,204
  Education Management
    Corporation*                     1,000           53,180
  Electronic Arts, Inc.*            24,800        1,834,952
  Emmis Communications
    Corporation Class A*               100            2,295
  Entercom Communications
    Corporation*                     1,300           63,713
  Estee Lauder Cos., Inc.
    (The) Class A                    3,100          103,943
  Ethan Allen Interiors, Inc.          700           24,612
  Expedia, Inc.*                       800           61,104
  Extended Stay America, Inc.*         700            9,443
  Family Dollar Stores, Inc.         6,400          244,160
  Fastenal Co.                       2,400           81,456
  Fisher Scientific
    International, Inc.*             2,200           76,780
  Foot Locker, Inc.                  2,100           27,825
  Furniture Brands
    International, Inc.*             1,300           33,930
  GameStop Corporation*                500            6,460
  Gap, Inc. (The)                   24,700          463,372
  Gemstar-TV Guide
    International, Inc.*             4,500           22,905
  General Motors-Hughes
    Electronics Corporation
    Class H*                        20,000          256,200
  Getty Images, Inc.*                1,000           41,300
  Gillette Co. (The)               125,000        3,982,500
  Harman International
    Industries, Inc.                 1,000           79,140
  Harte-Hanks, Inc.                  1,850           35,150
  Hilton Hotels Corporation          2,700           34,533
  Hispanic Broadcasting
    Corporation*                     1,600           40,720
  Home Depot, Inc. (The)           223,550        7,403,976
  InterActiveCorp*                   8,201          324,514

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  International Flavors &
    Fragrances, Inc.                 1,300   $       41,509
  International Speedway
    Corporation Class A                600           23,706
  Interpublic Group Cos., Inc.      15,328          205,089
  Iron Mountain, Inc.*               1,650           61,199
  Jones Apparel Group, Inc.*           400           11,704
  Kimberly-Clark Corporation        50,500        2,633,070
  Kohl's Corporation*               85,400        4,387,852
  Krispy Kreme Doughnuts,
    Inc.*                            1,800           74,124
  La-Z-Boy, Inc.                       100            2,238
  Lamar Advertising Co.*             2,000           70,420
  Leggett & Platt, Inc.              2,500           51,250
  Limited Brands                     6,610          102,455
  Lin TV Corporation Class A*          400            9,420
  Lowe's Cos., Inc.                153,900        6,610,005
  Manpower, Inc.                     2,000           74,180
  Marriott International, Inc.
    Class A                          4,100          157,522
  Mattel, Inc.                     222,700        4,213,484
  Maytag Corporation                 3,100           75,702
  McGraw Hill Co., Inc. (The)        6,600          409,200
  Meredith Corporation                 200            8,800
  Metro-Goldwyn-Mayer, Inc.*           900           11,178
  Michael's Stores, Inc.*            2,700          102,762
  Mohawk Industries, Inc.*           2,100          116,613
  Monster Worldwide, Inc.*           2,100           41,433
  MSC Industrial Direct Co.,
    Inc. Class A*                      700           12,530
  New York Times Co. Class A         3,700          168,350
  Newell Rubbermaid, Inc.              500           14,000
  Nike, Inc. Class B                22,100        1,182,129
  O'Reilly Automotive, Inc.*         1,400           46,746
  Omnicom Group, Inc.                7,500          537,750
  Outback Steakhouse, Inc.           1,200           46,800
  Petco Animal Supplies, Inc.*         600           13,044
  PETsMART, Inc.*                    5,700           95,019
  Pier 1 Imports, Inc.               1,200           24,480
  Pixar, Inc.*                     164,700       10,020,348
  Radio One, Inc. Class D*           1,600           28,432
  RadioShack Corporation             7,000          184,170
  Reader's Digest Association,
    Inc. (The)                       1,100           14,828
  Regal Entertainment Group
    Class A                            300            7,074
  Rent-A-Center, Inc.*               1,300           98,553
  Robert Half International,
    Inc.*                            6,200          117,428
  Ross Stores, Inc.                  3,200          136,768
  Ruby Tuesday, Inc.                 2,600           64,298
  Sabre Holdings Corporation         5,800          142,970
  Scholastic Corporation*              600           17,868
  Scripps Co. (E.W.) Class A         1,100           97,592
  Sonic Automotive, Inc.*              700           15,337
  Stanley Works (The)                1,800           49,680
  Staples, Inc.*                    18,700          343,145
  Starbucks Corporation*           195,500        4,793,660

                                  SHARES         VALUE
                                ----------   --------------
  Starwood Hotels & Resorts
    Worldwide, Inc.                  3,500   $      100,065
  Talbots, Inc.                        900           26,505
  Target Corporation                36,400        1,377,376
  Tech Data Corporation*               600           16,026
  Tiffany & Co.                      4,500          147,060
  Timberland Co. Class A*              700           37,002
  TJX Cos., Inc.                    21,700          408,828
  Tribune Co.                       90,000        4,347,000
  University of Phoenix
    Online*                            633           32,093
  Univision Communications,
    Inc. Class A*                    6,100          185,440
  VeriSign, Inc.*                    4,490           62,097
  Viad Corporation                   2,900           64,931
  Wal-Mart Stores, Inc.            682,900       36,651,242
  Waste Management, Inc.             4,500          108,405
  Weight Watchers
    International, Inc.*            50,400        2,292,696
  Wendy's International, Inc.        2,800           81,116
  West Corporation*                    700           18,655
  Westwood One, Inc.*                3,100          105,183
  Wiley (John) & Sons, Inc.
    Class A                          1,900           49,780
  Williams-Sonoma, Inc.*             3,600          105,120
  Yahoo!, Inc.*                    476,244       15,601,753
  Yum! Brands, Inc.*                 9,500          280,820
  Zale Corporation*                    300           12,000
                                             --------------
                                                185,568,286
                                             --------------
CONSUMER STAPLES -- 7.7%
  Church and Dwight Co., Inc.          900           29,457
  Clorox Co.                         3,100          132,215
  Coca-Cola Co. (The)              209,300        9,713,613
  Coca-Cola Enterprises, Inc.      203,000        3,684,450
  Colgate-Palmolive Co.            285,000       16,515,750
  Dial Corporation (The)             2,000           38,900
  General Mills, Inc.               10,500          497,805
  Heinz (H.J.) Co.                   6,800          224,264
  Hershey Foods Corporation          1,900          132,354
  Kellogg Co.                        5,100          175,287
  Kraft Foods, Inc. Class A          3,000           97,650
  Kroger Co.*                       23,300          388,644
  McCormick & Co., Inc.              2,900           78,880
  Pepsi Bottling Group, Inc.         7,000          140,140
  PepsiCo, Inc.                    425,980       18,956,110
  Performance Food Group Co.*        1,300           48,100
  Procter & Gamble Co.             150,900       13,457,262
  Rite Aid Corporation*              6,400           28,480
  Safeway, Inc.*                     7,200          147,312
  Sara Lee Corporation              15,700          295,317
  Sysco Corporation                306,600        9,210,264
  Tootsie Roll Industries,
    Inc.                             1,048           31,954
  Walgreen Co.                     628,500       18,917,850
  Whole Foods Market, Inc.*          2,100           99,813
  Wrigley (W.M.), Jr. Co.            4,400          247,412
                                             --------------
                                                 93,289,283
                                             --------------

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
FINANCIAL SERVICES -- 12.6%
  Accenture, Ltd. Class A*         200,000   $    3,618,000
  Advent Software, Inc.*             1,200           20,292
  Affiliated Computer
    Services, Inc. Class A*         51,300        2,345,949
  Affiliated Managers Group,
    Inc.*                              700           42,665
  AFLAC, Inc.                      368,100       11,319,075
  Alliance Data Systems
    Corporation*                     1,900           44,460
  Allied Capital Corporation         3,500           80,850
  AMBAC Financial Group, Inc.          200           13,250
  American Express Co.              29,500        1,233,395
  American International
    Group, Inc.                    203,800       11,245,683
  AmeriCredit Corporation*           4,800           41,040
  Arthur J. Gallagher & Co.          3,500           95,200
  Automatic Data Processing,
    Inc.                            74,900        2,536,114
  Bank of New York Co., Inc.
    (The)                           10,100          290,375
  BISYS Group, Inc. (The)*           4,400           80,828
  Block (H&R), Inc.                  7,400          320,050
  Brown & Brown, Inc.                1,900           61,750
  Capital One Financial
    Corporation                      8,300          408,194
  Certegy, Inc.*                     2,350           65,213
  Checkfree Corporation*             1,200           33,408
  Citigroup, Inc.                  153,300        6,561,240
  Commerce Bancorp, Inc.             2,300           85,330
  Concord EFS, Inc.*                20,500          301,760
  Countrywide Financial
    Corporation                     68,400        4,758,588
  D & B Corporation*                 2,400           98,640
  Deluxe Corporation                 2,300          103,040
  Doral Financial Corporation        1,750           78,138
  Dow Jones & Co., Inc.              1,300           55,939
  DST Systems, Inc.*                 4,800          182,400
  E*TRADE Group, Inc.*               5,300           45,050
  Eaton Vance Corporation            2,400           75,840
  Equifax, Inc.                      5,400          140,400
  Fair Isaac & Co., Inc.             1,900           97,755
  Fannie Mae                        98,400        6,636,096
  Federated Investors, Inc.
    Class B                          3,250           89,115
  Fifth Third Bancorp               56,750        3,254,045
  First Data Corporation            30,700        1,272,208
  Fiserv, Inc.*                      7,725          275,087
  Franklin Resources, Inc.         110,000        4,297,700
  Freddie Mac                       65,500        3,325,435
  Global Payments, Inc.              1,400           49,700
  Goldman Sachs Group, Inc.         80,200        6,716,750
  Greater Bay Bancorp                  300            6,126
  Hartford Financial Services
    Group, Inc.                     44,300        2,230,948
  HCC Insurance Holdings, Inc.         400           11,828

                                  SHARES         VALUE
                                ----------   --------------
  Henry (Jack) & Associates,
    Inc.                             2,700   $       48,033
  Hudson United Bancorp                500           17,075
  Investment Technology Group,
    Inc.*                            1,950           36,270
  Investors Financial Services
    Corporation                      2,600           75,426
  Janus Capital Group, Inc.          1,100           18,040
  LaBranche & Co., Inc.                200            4,138
  Legg Mason, Inc.                   1,500           97,425
  Marsh & McLennan Cos., Inc.       90,800        4,637,156
  MBNA Corporation                  42,650          888,826
  Mellon Financial Corporation       8,600          238,650
  Merrill Lynch & Co., Inc.         25,000        1,167,000
  Moody's Corporation                5,200          274,092
  National Processing, Inc.*           300            4,824
  Neuberger Berman, Inc.             2,100           83,811
  New York Community Bancorp,
    Inc.                             1,866           54,282
  North Fork Bancorporation,
    Inc.                             1,700           57,902
  Northern Trust Corporation         3,900          162,981
  Nuveen Investments, Inc.
    Class A                            900           24,516
  Paychex, Inc.                     93,225        2,732,425
  Progressive Corporation
    (The)                          523,995       38,304,034
  Provident Financial Group,
    Inc.                               800           20,504
  Providian Financial
    Corporation*                     4,200           38,892
  Radian Group, Inc.                60,200        2,206,330
  Rouse Co. REIT                       500           19,050
  Schwab (Charles) Corporation
    (The)                          740,076        7,467,367
  SEI Investments Co.                3,000           96,000
  Silicon Valley Bancshares*           100            2,381
  SLM Corporation                  286,200       11,210,454
  State Street Corporation           8,800          346,720
  Sungard Data Systems, Inc.*       11,300          292,783
  Synovus Financial
    Corporation                     11,900          255,850
  T Rowe Price Group, Inc.           1,400           52,850
  TCF Financial Corporation          1,700           67,728
  Total System Services, Inc.        1,500           33,450
  United Rentals, Inc.*                400            5,556
  Waddell & Reed Financial,
    Inc. Class A                     2,900           74,443
  Wells Fargo & Co.                 89,800        4,525,920
  Westamerica Bancorporation           300           12,924
  Willis Group Holdings, Ltd.       86,700        2,666,025
                                             --------------
                                                152,967,082
                                             --------------
HEALTHCARE -- 23.5%
  Abbott Laboratories              137,600        6,021,376
  Accredo Health, Inc.*              1,750           38,150
  Advanced Medical Optics,
    Inc.*                              955           16,283
  AdvancePCS*                        3,000          114,690
  Affymetrix, Inc.*                  2,000           39,420
  Allergan, Inc.                     5,400          416,340
  AmerisourceBergen
    Corporation                      3,455          239,604

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Amgen, Inc.*                     601,836   $   39,985,983
  Andrx Corporation*                 2,500           49,750
  Anthem, Inc.*                      4,580          353,347
  Apogent Technologies, Inc.*        2,200           44,000
  Baxter International, Inc.        24,100          626,600
  Beckman Coulter, Inc.              2,300           93,472
  Becton Dickinson & Co.             1,500           58,275
  Biogen, Inc.*                      6,000          228,000
  Biomet, Inc.                      10,800          309,528
  Boston Scientific
    Corporation*                    95,300        5,822,830
  Bristol-Myers Squibb Co.          28,900          784,635
  Cardinal Health, Inc.             96,500        6,204,950
  Caremark Rx, Inc.*                 9,700          249,096
  Celgene Corporation*               3,200           97,280
  Cephalon, Inc.*                    1,900           78,204
  Cerner Corporation*                1,100           25,245
  Charles River Laboratories
    International, Inc.*             1,800           57,924
  Chiron Corporation*                3,700          161,764
  Community Health Systems,
    Inc.*                            1,400           27,006
  Conventry Health Care, Inc.*         700           32,312
  Cytyc Corporation*                 4,700           49,444
  DaVita, Inc.*                      2,200           58,916
  Dentsply International, Inc.       2,800          114,520
  Diagnostic Products
    Corporation                        900           36,945
  Edwards Lifesciences
    Corporation*                     1,700           54,638
  Express Scripts, Inc.*             2,500          170,800
  First Health Group
    Corporation*                     3,800          104,880
  Forest Laboratories, Inc.*        12,900          706,275
  Genentech, Inc.*                 376,280       27,137,313
  Genzyme Corporation-
    General Division*                6,700          280,060
  Gilead Sciences, Inc.*            71,700        3,985,086
  Guidant Corporation               12,300          545,997
  HCA, Inc.                         19,800          634,392
  Health Management
    Associates, Inc. Class A         9,700          178,965
  Health Net, Inc.*                    800           26,360
  Henry Schein, Inc.*                1,100           57,574
  Human Genome Sciences, Inc.*       2,400           30,528
  ICN Pharmaceuticals, Inc.            900           15,084
  Idec Pharmaceuticals
    Corporation*                     4,500          153,000
  IMS Health, Inc.                  10,100          181,699
  Invitrogen Corporation*              900           34,533
  IVAX Corporation*                  6,050          107,993
  Johnson & Johnson                425,792       22,013,445
  King Pharmaceuticals, Inc.*        9,966          147,098
  Laboratory Corporation of
    America Holdings*                5,700          171,855
  LifePoint Hospitals, Inc.*         1,600           33,504
  Lilly (Eli) & Co.                171,600       11,835,252
  Lincare Holdings, Inc.*            4,300          135,493

                                  SHARES         VALUE
                                ----------   --------------
  Manor Care, Inc.*                  1,600   $       40,016
  McKesson Corporation               9,259          330,917
  Medicis Pharmaceutical
    Corporation Class A*               900           51,030
  Medimmune, Inc.*                 208,875        7,596,784
  Medtronic, Inc.                  347,646       16,676,579
  Merck & Co., Inc.                299,700       18,146,835
  Mid Atlantic Medical
    Services, Inc.*                  1,900           99,370
  Millennium Pharmeceuticals,
    Inc.*                            6,773          106,539
  Millipore Corporation*             1,900           84,303
  Mylan Laboratories, Inc.           7,050          245,129
  Omnicare, Inc.                     1,800           60,822
  Orthodontic Centers of
    America, Inc.*                   1,700           13,617
  Oxford Health Plans, Inc.*         3,300          138,699
  Patterson Dental Co.*              2,000           90,760
  Pfizer, Inc.                   1,565,310       53,455,336
  Pharmaceutical Product
    Development, Inc.*               1,900           54,587
  Quest Diagnostics, Inc.*           3,200          204,160
  Quintiles Transnational
    Corporation*                     2,400           34,056
  Renal Care Group, Inc.*            1,500           52,815
  Ribapharm, Inc.*                     800            5,160
  Schering-Plough Corporation       23,500          437,100
  SICOR, Inc.*                       2,700           54,918
  St. Jude Medical, Inc.*          107,400        6,175,500
  Steris Corporation*                2,600           60,034
  Stryker Corporation               40,400        2,802,548
  Tenet Healthcare
    Corporation*                    19,650          228,923
  Teva Pharmaceutical
    Industries, Ltd. ADR           244,300       13,907,999
  Triad Hospitals, Inc.*             1,500           37,230
  UnitedHealth Group, Inc.         167,000        8,391,750
  Universal Health Services,
    Inc. Class B*                    2,000           79,240
  Varian Medical Systems,
    Inc.*                            2,700          155,439
  Watson Pharmaceuticals,
    Inc.*                            1,500           60,555
  WebMD Corporation*                 5,700           61,731
  WellPoint Health Networks,
    Inc.*                           70,800        5,968,440
  Wyeth                            353,200       16,088,260
  Zimmer Holdings, Inc.*             7,750          349,138
                                             --------------
                                                283,524,032
                                             --------------
INTEGRATED OILS -- 0.9%
  Amerada Hess Corporation           1,400           68,852
  BP PLC ADR                        75,000        3,151,500
  ChevronTexaco Corporation         25,000        1,805,000
  Exxon Mobil Corporation          157,100        5,641,461
  Murphy Oil Corporation             2,300          120,980
                                             --------------
                                                 10,787,793
                                             --------------

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
MATERIALS & PROCESSING -- 0.6%
  Alcoa, Inc.                        5,000   $      127,500
  American Standard Cos.,
    Inc.*                            2,100          155,253
  Avery Dennison Corporation         2,800          140,560
  Ball Corporation                     500           22,755
  Cabot Corporation                    300            8,610
  Catellus Development
    Corporation*                     2,600           57,200
  Ecolab, Inc.                      10,400          266,240
  Energizer Holdings, Inc.*            400           12,560
  Fluor Corporation                    500           16,820
  Freeport-McMoRan Copper &
    Gold, Inc. Class B               2,900           71,050
  Jacobs Engineering Group,
    Inc.*                            1,400           59,010
  Masco Corporation                  8,900          212,265
  Newmont Mining Corporation        13,000          421,980
  OM Group, Inc.                       100            1,473
  Praxair, Inc.                     97,500        5,859,750
  Scotts Co. (The) Class A*            200            9,900
  Sealed Air Corporation*            3,100          147,746
  Shaw Group, Inc. (The)*              900           10,845
  Sigma-Aldrich Corporation            500           27,090
  St. Joe Co. (The)                  1,100           34,320
  Valspar Corporation                  600           25,332
  Vulcan Materials Co.                 200            7,414
                                             --------------
                                                  7,695,673
                                             --------------
OTHER -- 4.0%
  3M Co.                            52,900        6,823,042
  General Electric Co.           1,426,100       40,900,548
  Honeywell International,
    Inc.                             2,900           77,865
  ITT Industries, Inc.                 300           19,638
  SPX Corporation*                   1,200           52,872
  Teleflex, Inc.                       400           17,020
                                             --------------
                                                 47,890,985
                                             --------------
OTHER ENERGY -- 2.2%
  Anadarko Petroleum
    Corporation                      4,600          204,562
  Baker Hughes, Inc.               202,700        6,804,639
  BJ Services Co.*                 101,300        3,784,568
  Burlington Resources, Inc.         1,700           91,919
  Calpine Corporation*               4,300           28,380
  Cimarex Energy Co.*                  800           19,000
  Consol Energy, Inc.                  800           18,192
  Cooper Cameron Corporation*        1,700           85,646
  Devon Energy Corporation           2,070          110,538
  Diamond Offshore Drilling,
    Inc.                             1,400           29,386
  ENSCO International, Inc.          4,900          131,810
  EOG Resources, Inc.               52,500        2,196,600
  FMC Technologies, Inc.*              300            6,315
  Forest Oil Corporation*              600           15,072
  Grant Prideco, Inc.*               3,900           45,825
  Halliburton Co.                    8,700          200,100
  Nabors Industries, Ltd.*         203,500        8,048,425
  National-Oilwell, Inc.*            2,100           46,200

                                  SHARES         VALUE
                                ----------   --------------
  Newfield Exploration Co.*          1,200   $       45,060
  Noble Corporation*               100,000        3,430,000
  Noble Energy, Inc.                 1,300           49,140
  Patterson-UTI Energy, Inc.*        2,700           87,480
  Pioneer Natural Resources
    Co.*                               800           20,880
  Pogo Producing Co.                   300           12,825
  Pride International, Inc.*         2,200           41,404
  Rowan Cos., Inc.*                  2,200           49,280
  Schlumberger, Ltd.                21,500        1,022,755
  Smith International, Inc.*         4,100          150,634
  Texas Genco Holdings, Inc.           100            2,325
  Varco International, Inc.*         1,900           37,240
  Williams Cos., Inc.                1,520           12,008
  XTO Energy, Inc.                     500           10,055
                                             --------------
                                                 26,838,263
                                             --------------
PRODUCER DURABLES -- 4.2%
  AGCO Corporation*                  1,600           27,328
  Agilent Technologies, Inc.*        8,823          172,490
  Alliant Techsystems, Inc.*         1,300           67,483
  American Power Conversion
    Corporation*                       900           14,031
  Applied Materials, Inc.*       1,120,250       17,767,165
  Boeing Co. (The)                  20,500          703,560
  Cymer, Inc.*                       1,400           44,184
  Danaher Corporation                4,500          306,225
  Donaldson Co., Inc.                1,000           44,450
  DR Horton, Inc.                      800           22,480
  Flowserve Corporation*             2,000           39,340
  Graco, Inc.                        1,900           60,800
  Herman Miller, Inc.                3,100           62,651
  HON Industries, Inc.                 300            9,150
  IIIinois Tool Works, Inc.          4,200          276,570
  KLA-Tencor Corporation*            7,600          353,324
  Lam Research Corporation*          5,100           92,871
  Lennar Corporation Class A           100            7,150
  Lennar Corporation Class B            10              687
  Lexmark International, Inc.*       5,200          368,004
  Lockheed Martin Corporation      193,700        9,214,309
  Mettler Toledo
    International, Inc.*             1,400           51,310
  MKS Instruments, Inc.*               900           16,263
  Molex, Inc.                        4,450          120,106
  Nokia Corporation ADR            473,800        7,784,534
  Northrop Grumman Corporation      25,000        2,157,250
  Novellus Systems, Inc.*            5,400          197,753
  NVR, Inc.*                           200           82,200
  Pall Corporation                     300            6,750
  Pitney Bowes, Inc.                 5,800          222,778
  Polycom, Inc.*                     3,000           41,580
  Rockwell Collins, Inc.               700           17,241
  Tektronix, Inc.*                     600           12,960
  Teradyne, Inc.*                    5,800          100,398
  Thermo Electron Corporation*       1,900           39,938

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  United Technologies
    Corporation                    137,000   $    9,703,710
  Waters Corporation*                5,000          145,650
                                             --------------
                                                 50,354,673
                                             --------------
TECHNOLOGY -- 19.4%
  Acxiom Corporation*                2,200           33,198
  Adaptec, Inc.*                     2,100           16,338
  ADC Telecommunications,
    Inc.*                           13,000           30,264
  Adobe Systems, Inc.                9,600          307,872
  Advanced Fibre
    Communications, Inc.*            1,700           27,659
  Advanced Micro Devices,
    Inc.*                            4,300           27,563
  Agere Systems, Inc. Class B*      36,200           83,260
  Altera Corporation*               15,400          252,560
  Amkor Technology, Inc.*            2,200           28,908
  Amphenol Corporation Class
    A*                                 800           37,456
  Analog Devices, Inc.*             14,700          511,854
  Applera Corporation-Applied
    Biosystems Group                 8,000          152,240
  Applied Micro Circuits
    Corporation*                     6,000           36,300
  Arrow Electronics, Inc.*           1,000           15,240
  Atmel Corporation*                11,500           29,095
  Autodesk, Inc.                     1,300           21,008
  Avaya, Inc.*                       1,983           12,810
  BEA Systems, Inc.*                14,500          157,470
  BMC Software, Inc.*                5,400           88,182
  Broadcom Corporation Class
    A*                               4,000           99,640
  Brocade Communications
    Systems, Inc.*                  10,300           60,667
  Cadence Design Systems,
    Inc.*                           10,600          127,836
  Ceridian Corporation*              4,700           79,759
  CIENA Corporation*                 8,718           45,246
  Cisco Systems, Inc.*           1,728,400       28,846,996
  Citrix Systems, Inc.*              6,000          122,160
  Computer Associates
    International, Inc.              2,200           49,016
  Computer Sciences
    Corporation*                       700           26,684
  Compuware Corporation*             5,900           34,043
  Comverse Technology, Inc.*         3,800           57,114
  Conexant Systems, Inc.*            5,200           21,320
  Corning, Inc.*                    22,100          163,319
  CSG Systems International,
    Inc.*                            2,100           29,673
  Cypress Semiconductor
    Corporation*                     3,800           45,600
  Dell Computer Corporation*       984,300       31,458,228
  Edwards (J.D.) & Co.*              4,000           57,320
  Electronic Data Systems
    Corporation                     16,200          347,490
  EMC Corporation*                  50,000          523,500
  Emulex Corporation*                2,600           59,202
  Fairchild Semicoductor
    International, Inc.*             4,300           54,997

                                  SHARES         VALUE
                                ----------   --------------
  General Dynamics Corporation       1,700   $      123,250
  Harris Corporation                 1,300           39,065
  Ingram Micro, Inc. Class A*          900            9,900
  Integrated Circuit Systems,
    Inc.*                            1,900           59,717
  Integrated Device
    Technology, Inc.*                2,200           24,310
  Intel Corporation              1,186,140       24,652,734
  International Business
    Machines Corporation            31,800        2,623,500
  International Rectifier
    Corporation*                     2,200           59,004
  Intersil Corporation Class
    A*                               3,100           82,491
  Intuit, Inc.*                      7,600          338,428
  Jabil Circuit, Inc.*               5,700          125,970
  JDS Uniphase Corporation*         27,180           95,402
  Juniper Networks, Inc.*           11,400          141,018
  L-3 Communications Holdings,
    Inc.*                            2,800          121,772
  Linear Technology
    Corporation                     12,700          409,067
  LSI Logic Corporation*             7,400           52,392
  Macromedia, Inc.*                  2,000           42,080
  Maxim Integrated Products,
    Inc.                           538,959       18,427,008
  Mercury Interactive
    Corporation*                     3,100          119,691
  Micrel, Inc.*                      2,500           25,975
  Microchip Technology, Inc.         8,012          197,336
  Micron Technology, Inc.*          11,100          129,093
  Microsoft Corporation          1,991,500       51,002,315
  Mindspeed Technologies,
    Inc.*                            1,733            4,680
  Motorola, Inc.                    60,021          565,998
  National Instruments
    Corporation*                     1,200           45,336
  National Semiconductor
    Corporation*                     6,100          120,292
  Network Appliance, Inc.*       1,128,000       18,284,880
  Network Associates, Inc.*          6,200           78,616
  Nvidia Corporation*                5,400          124,254
  Oracle Corporation*              480,300        5,773,206
  PanAmSat Corporation*                600           11,058
  Peoplesoft, Inc.*                 11,000          193,490
  PerkinElmer, Inc.                  1,800           24,858
  Perot Systems Corporation
    Class A*                         2,600           29,536
  PMC-Sierra, Inc.*                  6,700           78,591
  QLogic Corporation*                3,500          169,155
  Qualcomm, Inc.                   282,500       10,099,375
  RealNetworks, Inc.*                3,000           20,340
  Reynolds & Reynolds Co.
    (The) Class A                    2,600           74,256
  RF Micro Devices, Inc.*            6,300           37,926
  Sanmina-SCI Corporation*          11,308           71,353
  Seagate Technology, Inc.*+         5,600                0
  Semtech Corporation*               2,500           35,600
  Siebel Systems, Inc.*            992,540        9,468,832

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Solectron Corporation*            16,500   $       61,710
  Storage Technology
    Corporation*                       800           20,592
  Sun Microsystems, Inc.*           63,200          290,720
  Sybase, Inc.*                      1,700           23,647
  Symantec Corporation*              5,800          254,388
  Symbol Technologies, Inc.          4,600           59,846
  Synopsys, Inc.*                    3,000          185,550
  Taiwan Semiconductor
    Manufacturing Co., Ltd.
    ADR*                           277,776        2,799,982
  Tellabs, Inc.*                     7,400           48,618
  Texas Instruments, Inc.           69,600        1,224,960
  Titan Corporation*                 2,600           26,754
  Unisys Corporation*                2,200           27,016
  Utstarcom, Inc.*                  72,800        2,589,496
  Veritas Software
    Corporation*                   114,125        3,271,964
  Vishay Intertechnology,
    Inc.*                            1,400           18,480
  Xilinx, Inc.*                    622,400       15,752,944
  Zebra Technologies
    Corporation Class A*               900           67,671
                                             --------------
                                                235,116,575
                                             --------------
UTILITIES -- 1.3%
  AES Corporation (The)*             7,000           44,450
  Amdocs, Ltd.*                    184,700        4,432,801
  AT&T Wireless Services,
    Inc.*                           44,935          368,916
  Citizens Communications Co.*       5,300           68,317
  Comcast Corporation Class A*       5,200          156,936
  Cox Communications, Inc.
    Class A*                           400           12,760
  Kinder Morgan, Inc.                2,200          120,230
  Level 3 Communications,
    Inc.*                           14,700           97,608
  Mirant Corporation*                2,600            7,540
  Nextel Communications, Inc.
    Class A*                        30,300          547,824
  Qwest Communications
    International, Inc.*            27,257          130,288
  SBC Communications, Inc.         125,000        3,193,750

                                  SHARES         VALUE
                                ----------   --------------
  Sprint Corporation (PCS
    Group)*                        507,700   $    2,919,275
  UnitedGlobalCom, Inc. Class
    A*                                 200            1,034
  Vodafone Group PLC ADR           210,000        4,126,500
                                             --------------
                                                 16,228,229
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,175,596,500)                       1,140,001,820
                                             --------------
SHORT-TERM INVESTMENTS -- 11.1%
  AB Funds Trust -- Money
    Market Fund (Affiliated
    Fund)                       67,313,126       67,313,126
  Northern Institutional
    Liquid Assets Portfolio
    sec.                        67,428,296       67,428,296
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $137,741,422)                           134,741,422
                                             --------------
                                   PAR
                                ----------
U.S. TREASURY OBLIGATIONS -- 0.3%
  U.S. Treasury Bills
    1.00%, 07/17/03++++         $  100,000           99,958
    1.15%, 07/17/03++++          3,805,000        3,803,384
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $3,903,021)                               3,903,342
                                             --------------
                                  SHARES
                                ----------
WARRANTS -- 0.0%
TECHNOLOGY
  Orbital Sciences
    Corporation, Strike Price
    $4.82, 8/31/04*
    (Cost $0)                          328            1,105
                                             --------------
TOTAL INVESTMENTS -- 105.6%
  (Cost $1,314,240,943)                       1,278,647,689
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (5.6%)                              (68,575,991)
                                             --------------
NET ASSETS -- 100.0%                         $1,210,071,698
                                             ==============

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                                                                               RUSSELL 2000(R)
                                           RETIREMENT CLASS*     INSTITUTIONAL CLASS*     RETAIL CLASS*            INDEX**
                                           -----------------     --------------------     -------------        ---------------
  One Year                                      (3.83%)                 (3.74%)              (4.07%)               (1.64%)
  Since Inception (8/27/01 -- 6/30/03)          (4.31%)                 (4.08%)              (4.48%)               (2.33%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                 SMALL CAP RETIREMENT CLASS          RUSSELL 2000(R) INDEX**
                                                                 --------------------------          -----------------------
08/27/01                                                                  10000.00                           10000.00
8/31/01                                                                    9770.00                            9748.00
09/30/01                                                                   8317.00                            8436.00
10/31/01                                                                   8845.00                            8929.00
11/30/01                                                                   9541.00                            9621.00
12/31/01                                                                  10084.00                           10214.00
01/31/02                                                                  10000.00                           10108.00
02/28/02                                                                   9656.00                            9831.00
03/31/02                                                                  10543.00                           10621.00
04/30/02                                                                  10497.00                           10718.00
05/31/02                                                                  10122.00                           10242.00
06/30/02                                                                   9587.00                            9734.00
07/31/02                                                                   8125.00                            8264.00
08/31/02                                                                   8148.00                            8243.00
09/30/02                                                                   7445.00                            7651.00
10/31/02                                                                   7682.00                            7896.00
11/30/02                                                                   8363.00                            8601.00
12/31/02                                                                   7842.00                            8122.00
1/31/03                                                                    7636.00                            7897.00
2/28/03                                                                    7429.00                            7659.00
3/31/03                                                                    7506.00                            7757.00
4/30/03                                                                    8233.00                            8493.00
5/31/03                                                                    9021.00                            9404.00
6/30/03                                                                    9220.00                            9574.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 2000(R) Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 2000(R) Index is a small-cap equity index comprised of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                       SHARES        VALUE
-------------                     ----------   ------------
COMMON STOCK -- 93.4%
AUTO & TRANSPORTATION -- 4.0%
  AAR Corporation                      2,000   $     14,120
  Airborne, Inc.                       3,800         79,420
  Airtran Holdings, Inc.*             13,200        138,204
  Alaska Air Group, Inc.*              1,900         40,755
  Alexander & Baldwin, Inc.           16,000        424,480
  American Axle & Manufacturing       14,000        334,600
    Holdings, Inc.*
  Arctic Cat, Inc.                       700         13,412
  Arkansas Best Corporation           11,500        273,585
  ArvinMeritor, Inc.                   4,600         92,828
  ATA Holdings Corporation*              200          1,518
  Atlas Air Worldwide Holdings,        1,200          1,764
    Inc.*
  Autoliv, Inc.                       36,700        993,836
  Aviall, Inc.*                        1,600         18,192
  Bandag, Inc.                           800         29,816
  BorgWarner, Inc.                     7,200        463,680
  CNF, Inc.                           19,200        487,296
  Coachmen Industries, Inc.            1,100         13,145
  Collins & Aikman Corporation*        1,100          3,245
  Covenant Transport, Inc. Class         500          8,500
    A*
  Dana Corporation                    11,700        135,252
  Decoma International, Inc.*         21,100        181,059
  Dura Automotive Systems, Inc.       27,500        269,775
    Class A*
  EGL, Inc.*                           2,000         30,400
  ExpressJet Holdings, Inc.*          53,500        807,850
  Fleetwood Enterprises, Inc.*         2,800         20,720
  Florida East Coast, Inc.             1,800         45,990
  Frontier Airlines, Inc.*               500          4,540
  Genesee & Wyoming, Inc. Class          600         12,342
    A*
  Gentex Corporation*                 16,200        495,882
  Gulfmark Offshore, Inc.*            32,100        541,848
  Heartland Express, Inc.*             1,100         24,475
  Hunt (J.B.) Transport               11,600        437,900
    Services, Inc.*
  IMPCO Technologies, Inc.*            1,000          6,160
  Kansas City Southern*                4,800         57,744
  Keystone Automotive                    700         12,782
    Industries, Inc.*
  Kirby Corporation*                   7,897        222,695
  Lear Corporation*                    8,100        372,762
  Mesaba Holdings, Inc.*                 800          4,936
  Midwest Express Holdings,            1,000          2,620
    Inc.*
  Modine Manufacturing Co.             2,300         44,551
  Monaco Coach Corporation*              600          9,198
  Offshore Logistics, Inc.*           13,600        295,800
  Old Dominion Freight Line,           9,350        202,147
    Inc.*
  OMI Corporation*                    55,600        342,496
  Oshkosh Truck Corporation              500         29,660
  Overseas Shipholding Group,         11,900        261,919
    Inc.

                                    SHARES        VALUE
                                  ----------   ------------
  P.A.M Transportation Services,      19,600   $    492,352
    Inc.*
  Pacer International, Inc.*          27,500        518,650
  Petroleum Helicopters, Inc.*           200          6,310
  RailAmerica, Inc.*                   2,200         18,590
  Raytech Corporation*                 3,300         14,025
  Roadway Corporation                 12,500        356,625
  Sauer-Danfoss, Inc.                    800          8,600
  SCS Transportation, Inc.*              750          9,473
  Standard Motor Products, Inc.          500          5,550
  Stoneridge, Inc.*                    1,000         13,650
  Superior Industries                    700         29,190
    International, Inc.
  TBC Corporation*                     1,300         24,765
  Teekay Shipping Corporation         14,800        634,920
  Tenneco Automotive, Inc.*            2,900         10,440
  Tower Automotive, Inc.*             33,100        121,146
  U.S. Xpress Enterprises, Inc.          400          4,264
    Class A*
  USF Corporation                      2,100         56,637
  UTI Worldwide, Inc.                  7,000        218,330
  Wabash National Corporation*         2,000         28,060
  Wabtec Corporation                  19,700        274,027
  Werner Enterprises, Inc.             3,100         65,720
  Yellow Corporation*                 29,400        680,610
                                               ------------
                                                 11,897,833
                                               ------------
CONSUMER DISCRETIONARY -- 21.1%
  1-800-FLOWERS.COM, Inc. Class       20,900        172,216
    A*
  4Kids Entertainment, Inc.*             700         13,020
  99 Cents Only Stores*                5,332        182,994
  Aaron Rents, Inc.                   39,100      1,008,780
  Acme Communications, Inc.*             200          1,520
  Advance Auto Parts*                 13,000        791,700
  Advanced Marketing Services,           200          2,600
    Inc.
  Advisory Board Co. (The)*            7,800        316,056
  Advo, Inc.*                         20,300        901,320
  Aeropostale, Inc.*                  13,800        296,424
  Alberto-Culver Co. Class A           3,600        179,208
  Alderwoods Group, Inc.*              3,100         16,926
  Alloy, Inc.*                        24,900        160,605
  AMC Entertainment, Inc.*            68,000        777,920
  Amerco, Inc.*                          800          5,696
  American Eagle Outfitters,          20,700        379,638
    Inc.*
  American Greetings Corporation      25,800        506,712
    Class A*
  American Woodmark Corporation        2,000         93,120
  Angelica Corporation                   700         11,865
  AnnTaylor Stores Corporation*        2,600         75,270
  Applica, Inc.                        1,300         11,050
  Aquantive, Inc.*                     2,700         28,350
  Arbitron, Inc.*                     25,300        903,210
  Asbury Automotive Group, Inc.*         600          8,088
  Ascent Media Group, Inc. Class         400            496
    A*

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Atari, Inc.*                           100   $        445
  Bally Total Fitness Holding          2,200         19,866
    Corporation*
  Banta Corporation                   27,800        899,886
  Barnes & Noble, Inc.*               13,800        318,090
  Bassett Furniture Industries,          800         10,624
    Inc.
  Beasley Broadcasting Group,         17,400        238,032
    Inc. Class A*
  Big Lots, Inc.*                     19,700        296,288
  Blair Corporation                      600         13,320
  Blyth, Inc.                          7,300        198,560
  Bob Evans Farms, Inc.               31,000        856,530
  Boca Resorts, Inc. Class A*          2,300         29,900
  Bombay Co., Inc. (The)*              2,600         27,638
  Borders Group, Inc.*                27,700        487,797
  Bowne & Co., Inc.                    2,700         35,181
  Brink's Co. (The)                    9,800        142,786
  Brookstone, Inc.*                      700         14,175
  Brown Shoe Co., Inc.                20,800        619,840
  Buckle, Inc. (The)*                 24,700        474,981
  Burlington Coat Factory              1,400         25,060
    Warehouse Corporation
  Bush Industries, Inc. Class A          600          1,800
  Callaway Golf Co.                   19,900        263,078
  Carmax, Inc.*                       16,700        503,505
  Carmike Cinemas, Inc.*                 200          4,544
  Casella Waste Systems, Inc.          1,300         11,739
    Class A*
  Catalina Marketing                  37,000        653,050
    Corporation*
  CBRL Group, Inc.                     8,800        341,968
  CDI Corporation*                    17,600        456,896
  Central Garden & Pet Co.*           21,100        503,235
  Central Parking Corporation          1,200         14,832
  Century Business Services,          87,600        284,700
    Inc.*
  Championship Auto Racing               800          2,000
    Teams, Inc.*
  Charles River Associates,              500         14,135
    Inc.*
  Charming Shoppes, Inc.*              8,500         42,245
  Checkers Drive-In Restaurants,         100          1,144
    Inc.*
  Cherokee, Inc.*                        300          6,006
  Choice Hotels International,        29,400        802,914
    Inc.*
  Circuit City Stores, Inc. --        72,100        634,480
    Circuit City Group
  CKE Restaurants, Inc.*               3,400         19,006
  Claire's Stores, Inc.               35,800        907,888
  Clark, Inc.*                           800          9,560
  CNET Networks, Inc.*                 4,600         28,658
  Coinstar, Inc.*                     10,500        198,030
  Coldwater Creek, Inc.*                 450          5,549
  Cole National Corporation*             700          8,764
  Concord Camera Corporation*          1,900         13,471
  Consolidated Graphics, Inc.*           900         20,592
  Convergys Corporation*              39,000        624,000
  Copart, Inc.*                       27,000        255,150
  Corinthian Colleges, Inc.*          14,400        699,408

                                    SHARES        VALUE
                                  ----------   ------------
  Cornell Cos., Inc.*                  1,000   $     15,140
  Corporate Executive Board Co.*      37,900      1,536,087
  Corrections Corporation of          26,900        681,377
    America*
  Cost Plus, Inc.*                    10,600        377,996
  CoStar Group, Inc.*                 10,250        306,065
  CPI Corporation                        200          3,530
  Crown Media Holdings, Inc.           2,000          8,260
    Class A*
  CSK Auto Corporation*                  700         10,115
  CSS Industries, Inc.                   300         11,565
  Cumulus Media, Inc. Class A*        11,800        223,374
  Dave & Buster's, Inc.*                 900          9,810
  Deb Shops, Inc.                        100          1,880
  Department 56, Inc.*                   900         13,797
  DiamondCluster International,        1,000          3,710
    Inc. Class A*
  Dollar Thrifty Automotive           33,300        617,715
    Group, Inc.*
  DoubleClick, Inc.*                   2,600         24,050
  Dover Motorsports, Inc.              1,200          4,920
  Dress Barn, Inc.*                    1,500         19,005
  Drugstore.com, Inc.*                 2,100         12,264
  EarthLink, Inc.*                    18,000        142,020
  Education Management                39,100      2,079,337
    Corporation*
  Elizabeth Arden, Inc.*                 200          2,634
  Emmis Communications                17,400        399,330
    Corporation Class A*
  Entercom Communications              8,000        392,080
    Corporation*
  Entravision Communications          17,200        195,220
    Corporation Class A*
  EUniverse, Inc.*+                      300          1,068
  FindWhat.Com*                        5,250         99,435
  Finish Line, Inc. (The) Class        1,400         31,094
    A*
  Finlay Enterprises, Inc.*              400          6,620
  First Consulting Group, Inc.*       37,000        172,790
  Fisher Communications, Inc.            400         19,564
  Footstar, Inc.*                     51,900        674,700
  Forrester Research, Inc.*           14,100        230,676
  Fred's, Inc.                        17,900        665,522
  Friedman's, Inc. Class A             1,300         14,781
  FTI Consulting, Inc.*               22,775        568,692
  G & K Services, Inc. Class A         1,000         29,600
  Galyan's Trading Co., Inc.*            100          1,434
  Gaylord Entertainment Co.*           1,800         35,226
  Genesco, Inc.*                       7,800        138,060
  Getty Images, Inc.*                 36,800      1,519,840
  Goody's Family Clothing, Inc.*       1,200         10,380
  Gray Television, Inc.                5,600         69,440
  Gray Television, Inc. Class A          600          7,380
  Group 1 Automotive, Inc.*              300          9,723
  Guess?, Inc.*                          600          3,600
  Guitar Center, Inc.*                 2,300         66,700
  Gymboree Corporation*               12,900        216,462

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Hall Kinion & Associates,              600   $      1,644
    Inc.*
  Hancock Fabrics, Inc.                  600          9,690
  Handleman Co.*                      37,500        600,000
  Harris Interactive, Inc.*            2,900         19,111
  Haverty Furniture Cos., Inc.           700         12,250
  Hiedrick & Struggles                 1,300         16,406
    International, Inc.*
  Hollinger International, Inc.        1,000         10,770
  Hollywood Entertainment              7,600        130,720
    Corporation*
  Hot Topic, Inc.*                    14,000        376,740
  IHOP Corporation                       200          6,314
  IKON Office Solutions, Inc.         36,400        323,960
  Information Holdings, Inc.*         26,100        476,325
  Insight Communications Co.,          3,000         39,540
    Inc.*
  Insurance Auto Auctions, Inc.*         800         10,048
  Intertan, Inc.*                        400          3,280
  ITT Educational Services,           19,200        561,600
    Inc.*
  Jack in the Box, Inc.*               1,500         33,450
  Jakks Pacific, Inc.*                 1,800         23,922
  Jo-Ann Stores, Inc. Class A*         1,100         27,830
  Johnson Outdoors, Inc. Class           300          4,095
    A*
  Journal Register Co.*               15,000        271,350
  K-Swiss, Inc. Class A               11,300        390,076
  K2, Inc.*                            2,100         25,725
  Kellwood Co.                         2,000         63,260
  Kelly Services, Inc. Class A           700         16,415
  Kenneth Cole Productions, Inc.         200          3,898
    Class A*
  Kforce, Inc.*                        1,500          7,245
  Kirkland's, Inc.*                   16,700        269,705
  Korn/Ferry International*            3,000         24,300
  Landry's Restaurants, Inc.          37,700        889,720
  Lawson Products, Inc.                  400         11,016
  Liberty Corporation                  1,300         55,250
  Lightbridge, Inc.*                   2,000         17,520
  Lin TV Corporation Class A*          5,000        117,750
  Linens 'N Things, Inc.*                200          4,722
  Lithia Motors, Inc. Class A*           900         14,553
  Lodgenet Entertainment              47,200        516,840
    Corporation*
  Lone Star Steakhouse & Saloon,       1,300         28,301
    Inc.
  Luby's, Inc.*                        1,700          3,825
  Mail-Well, Inc.*                     2,200          5,544
  Marcus Corporation                   1,600         23,920
  MarineMax, Inc.*                       600          8,400
  Marvel Enterprises, Inc.*           36,700        700,970
  MAXIMUS, Inc.*                      15,500        428,265
  Maxwell Shoe Co., Inc. Class         5,800         83,520
    A*
  Media General, Inc. Class A          9,700        554,840
  Medical Staffing Network               300          2,100
    Holdings, Inc.*
  Memberworks, Inc.*                     300          5,925
  Men's Warehouse, Inc.*               1,600         34,960

                                    SHARES        VALUE
                                  ----------   ------------
  Midas, Inc.*                           400   $      4,848
  Mohawk Industries, Inc.*             5,800        322,074
  Monro Muffler Brake, Inc.*             400         11,304
  Mossimo, Inc.*                         300          1,242
  Movado Group, Inc.                     700         15,225
  Movie Gallery, Inc.*                32,800        605,160
  MPS Group, Inc.*                     7,400         50,912
  MSC Industrial Direct Co.,          18,900        338,310
    Inc. Class A*
  National Presto Industries,            400         12,640
    Inc.
  Natuzzi SPA ADR                     15,000        120,300
  Nautica Enterprises, Inc.*           2,000         25,660
  Navigant Consulting, Inc.*          13,500        159,975
  Navigant International, Inc.*        1,000         12,900
  Neoforma, Inc.*                        600          6,552
  Netflix, Inc.*                         100          2,555
  NetRatings, Inc.*                      600          5,484
  Nu Skin Enterprises, Inc.           46,500        485,925
    Class A
  O'Charley's, Inc.*                     100          2,153
  OfficeMax, Inc.*                     9,100         59,605
  Oneida, Ltd.                           600          4,050
  Overstock.com, Inc.*                   100          1,451
  Oxford Industries, Inc.                500         20,760
  Pacific Sunwear of California,      16,700        402,303
    Inc.*
  Panera Bread Co. Class A*           10,200        408,000
  Papa John's International,          40,300      1,130,415
    Inc.*
  Paxson Communications                1,100          6,589
    Corporation*
  Payless ShoeSource, Inc.*            8,800        110,000
  PC Connection, Inc.*                   400          2,720
  PDI, Inc.*                             400          4,064
  Pegasus Solutions, Inc.*             2,000         32,500
  Pep Boys-Manny, Moe & Jack           3,800         51,338
  PF Chang's China Bistro, Inc.*       2,800        137,788
  Phillips-Van Heusen                  2,000         27,260
    Corporation
  PLATO Learning, Inc.*                  200          1,150
  Playtex Products, Inc.*             34,400        220,848
  Pricesmart, Inc.*                      300          3,981
  Prime Hospitality Corporation*       3,600         24,156
  Primedia, Inc.*                      3,300         10,065
  ProQuest Co.*                       28,200        727,560
  Protection One, Inc.*                  900            882
  Pulitzer, Inc.                         700         34,594
  Quicksilver, Inc.*                  14,000        230,860
  R.H. Donnelley Corporation*          1,100         40,117
  Radio One, Inc. Class D*            32,300        573,971
  Raindance Communications,            3,000          7,470
    Inc.*
  Rare Hospitality                    15,800        516,344
    International, Inc.*
  Regent Communications, Inc.*         1,000          5,900
  Regis Corporation                    1,000         29,050
  Register.com, Inc.*                  2,300         13,478
  Remedytemp, Inc. Class A*              400          3,692
  Rent-A-Center, Inc.*                24,000      1,819,439
  Rent-Way, Inc.*                      2,000          9,300

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Resources Connection, Inc.*         30,500   $    727,730
  Revlon, Inc. Class A*                  600          1,800
  Rex Stores Corporation*                700          8,477
  Right Management Consultants,          150          1,898
    Inc.*
  Roto-Rooter, Inc.                      800         30,512
  Russ Berrie & Co., Inc.                700         25,557
  Russell Corporation                 29,100        552,900
  Ryan's Family Steak Houses,         25,700        359,800
    Inc.*
  Saga Communications, Inc.           36,000        700,200
    Class A*
  Saks, Inc.*                         61,400        595,580
  Salton, Inc.*                          500          4,510
  Scholastic Corporation*             11,000        327,580
  School Specialty, Inc.*                300          8,538
  SCP Pool Corporation*               39,200      1,348,480
  Service Corporation                 23,400         90,558
    International*
  Sharper Image Corporation*             100          2,727
  Shoe Carnival, Inc.*                   400          5,904
  ShopKo Stores, Inc.*                34,900        453,700
  Sina Corporation*                   11,300        229,729
  Sinclair Broadcast Group, Inc.      11,000        127,710
    Class A*
  Sirius Satellite Radio, Inc.*       65,200        110,188
  Sitel Corporation*                   4,500          6,975
  Six Flags, Inc.*                    15,200        103,056
  Skechers USA, Inc. Class A*            100            740
  SOURCECORP, Inc.*                      800         17,280
  Spanish Broadcasting Systems,       62,400        508,560
    Inc. Class A*
  Speedway Motorsports, Inc.             100          2,680
  Spherion Corporation*               21,700        150,815
  Sports Authority, Inc. (The)*        1,200         12,840
  Stage Stores, Inc.*                 15,200        357,200
  Stamps.com, Inc.*                    2,400         11,520
  Starrett (L.S.) Co. Class A            500          6,475
  Steak n Shake Co. (The)*             1,200         18,300
  Stein Mart, Inc.*                      700          4,193
  Steinway Musical Intruments,           300          4,620
    Inc.*
  Steven Madden, Ltd.*                   700         15,288
  Stewart Enterprises, Inc.            7,600         32,680
    Class A*
  Strayer Education, Inc.              5,200        413,140
  Stride Rite Corporation              3,100         30,876
  Sturm Ruger & Co., Inc.                200          2,000
  Summit America Television,           1,200          3,468
    Inc.*
  Sylvan Learning Systems, Inc.*         500         11,420
  Take-Two Interactive Software,      10,700        303,238
    Inc.*
  Tetra Tech, Inc.*                    3,800         65,094
  Thomas Nelson, Inc.*                   600          7,500
  Timberland Co. Class A*             11,700        618,462
  Tommy Hilfiger Corporation*         92,900        858,396
  Too, Inc.*                          38,500        779,625

                                    SHARES        VALUE
                                  ----------   ------------
  Topps Co. (The)*                    36,800   $    316,112
  Toro Co.                             1,200         47,700
  Tractor Supply Co.*                  8,300        396,325
  Trans World Entertainment            1,300          6,656
    Corporation*
  Triarc Cos., Inc.*                   1,100         32,989
  Tuesday Morning Corporation*        11,800        310,340
  Tupperware Corporation               1,800         25,848
  Tweeter Home Entertainment           1,400         12,152
    Group, Inc.*
  UniFirst Corporation                   600         13,140
  United Auto Group, Inc.*             1,300         28,314
  United Natural Foods, Inc.*         14,000        393,960
  United Online, Inc.*                10,700        271,138
  United Stationers, Inc.*            22,200        802,974
  Urban Outfitters, Inc.*              8,000        287,200
  Vail Resorts, Inc.*                    700          9,429
  Valassis Communications, Inc.*      23,900        614,708
  Valueclick, Inc.*                    4,100         24,723
  Valuevision Media, Inc. Class       19,200        261,696
    A*
  Vans, Inc.*                          1,400         12,572
  VeriSign, Inc.*                     25,300        349,899
  Volt Information Sciences,             600          8,190
    Inc.*
  Wackenhut Corrections               46,600        638,886
    Corporation*
  Warnaco Group, Inc. (The)*          15,500        208,475
  Waste Connections, Inc.*               300         10,515
  Water Pik Technologies, Inc.*          800          6,216
  Watson Wyatt & Co. Holdings*         6,400        148,352
  WESCO International, Inc.*          27,000        162,000
  West Corporation*                   22,100        588,965
  West Marine, Inc.*                     800         14,008
  Wet Seal, Inc. Class A*              6,700         71,556
  Wilsons The Leather Experts,         1,100          7,931
    Inc.*
  Wireless Facilities, Inc.*           1,100         13,090
  Wolverine World Wide, Inc.           3,300         63,558
  World Fuel Services                    500         12,295
    Corporation
  Wyndham International, Inc.         11,100          4,884
    Class A*
  XM Satellite Radio Holdings,         5,300         58,565
    Inc. Class A*
  Young Broadcasting, Inc. Class         700         14,791
    A*
                                               ------------
                                                 63,003,398
                                               ------------
CONSUMER STAPLES -- 2.3%
  7-Eleven, Inc.*                     54,900        579,195
  American Italian Pasta Co.          17,200        716,380
    Class A*
  Aurora Foods, Inc.*                  1,700            595
  Casey's General Stores, Inc.         3,100         43,834
  Chiquita Brands International,      55,000        797,500
    Inc.*
  Del Monte Foods Co.*                33,600        297,024
  Duane Reade, Inc.*                  11,100        163,725
  Farmer Brothers Co.                    100         33,929

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Flowers Foods, Inc.                  2,550   $     50,388
  Fresh Del Monte Produce, Inc.       24,700        634,543
  Great Atlantic & Pacific Tea         1,300         11,440
    Co., Inc.*
  Hain Celestial Group, Inc.*          1,900         30,381
  Ingles Markets, Inc. Class A           800          8,080
  International Multifoods            29,400        673,554
    Corporation*
  Interstate Bakeries                 13,000        165,100
    Corporation
  J & J Snack Foods Corporation*         200          6,326
  J.M. Smucker Co. (The)               2,000         79,780
  Long's Drug Stores Corporation       2,500         41,500
  Maui Land & Pineapple Co.,             200          4,496
    Inc.*
  Nash Finch Co.                         100          1,665
  Nature's Sunshine Products,            800          6,408
    Inc.
  Pathmark Stores, Inc.*              39,800        304,470
  Pilgrim's Pride Corporation         15,900        114,162
    Class A
  Pilgrim's Pride Corporation          1,200         11,604
    Class B
  Ralcorp Holdings, Inc.*              2,400         59,904
  Ruddick Corporation                  2,500         39,300
  Sanderson Farms, Inc.               13,400        376,540
  Seaboard Corporation                    30          6,210
  Sensient Technologies               15,400        354,046
    Corporation
  Smart & Final, Inc.*                   900          4,167
  Supervalu, Inc.                     27,300        582,036
  Tasty Baking Co.                       300          3,150
  Weis Markets, Inc.                     800         24,816
  Winn-Dixie Stores, Inc.             40,000        492,400
                                               ------------
                                                  6,718,648
                                               ------------
FINANCIAL SERVICES -- 17.4%
  1st Source Corporation               1,200         22,272
  ABC Bancorp                            800         11,464
  Acadia Realty Trust REIT             1,100         10,065
  Advanta Corporation Class B          1,800         18,108
  Affiliated Managers Group,          10,800        658,260
    Inc.*
  AG Edwards, Inc                     25,000        855,000
  Alabama National Bancorp               600         29,088
  Alfa Corporation                     1,400         17,794
  Allegiant Bancorp, Inc.                900         18,225
  Alliance Data Systems               64,100      1,499,939
    Corporation*
  Amcore Financial, Inc.               2,000         46,560
  American Capital Strategies,         3,000         74,820
    Ltd.
  American Financial Group, Inc.      27,300        622,440
  American National Bankshares,          300          8,067
    Inc.
  American Physicians Capital,           700         16,975
    Inc.*
  AMLI Residential Properties          1,100         25,905
    Trust REIT
  Anthracite Capital, Inc. REIT        3,700         44,622

                                    SHARES        VALUE
                                  ----------   ------------
  Anworth Mortgage Asset               2,100   $     32,382
    Corporation REIT
  Apex Mortgage Capital, Inc.          2,100         11,487
    REIT
  Arch Capital Group, Ltd.*           15,800        548,734
  Argonaut Group, Inc.                 1,700         20,961
  Associated Banc-Corp                17,100        630,648
  Associated Estates Realty REIT       1,300          8,541
  Astoria Financial Corporation       19,600        547,428
  Baldwin & Lyons, Inc. Class B          625         14,844
  Banc Corporation                     1,000          6,710
  Bancfirst Corporation                  300         15,558
  Bancorpsouth, Inc.                  34,300        715,155
  Bank Mutual Corporation                900         29,250
  Bank of Granite Corporation            900         15,345
  Bank of Hawaii Corporation          11,500        381,225
  Bank of the Ozarks, Inc.             3,150        122,094
  BankAtlantic Bancorp, Inc.           3,300         39,237
    Class A
  BankUnited Financial                12,900        259,935
    Corporation Class A*
  Banner Corporation                     800         16,392
  Bay View Capital Corporation*        5,000         28,900
  Bedford Property Investors,          1,200         34,080
    Inc. REIT
  Berkshire Hills Bancorp, Inc.          500         14,200
  BISYS Group, Inc. (The)*            54,400        999,327
  BKF Capital Group, Inc.*               400          8,732
  Boston Private Financial            36,000        758,880
    Holdings, Inc.
  BostonFed Bancorp, Inc.                300          8,073
  Boykin Lodging Co., Inc. REIT        1,400         10,920
  Brandywine Realty Trust REIT         2,100         51,702
  Brookfield Properties               13,200        280,500
    Corporation
  Brookline Bancorp, Inc.             10,100        141,400
  BSB Bancorp, Inc.                      600         14,892
  California First National              300          2,847
    Bancorp
  Camden National Corporation            500         13,750
  Capital Automotive REIT              1,900         53,181
  Capital City Bank Group, Inc.          750         27,150
  Capstead Mortgage Corporation          800          9,016
    REIT
  Cascade Bancorp                        400          6,932
  Cash America International,          1,700         22,474
    Inc.
  CB Bancshares, Inc.                    330         20,500
  CBL & Associates Properties,         1,500         64,500
    Inc. REIT
  CCBT Financial Cos., Inc.              600         14,334
  CCC Information Services               200          2,900
    Group*
  Central Pacific Financial              100          2,770
    Corporation
  Century Bancorp, Inc. Class A          100          2,978
  Ceres Group, Inc.*                   1,400          4,032
  Certegy, Inc.*                      12,800        355,200
  CFS Bancorp, Inc.                      900         12,690

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Charter Financial Corporation          200   $      5,650
  Charter Municipal Mortgage           3,300         62,733
    Acceptance Co.
  Chemical Financial Corporation       1,780         53,044
  Chittenden Corporation                 355          9,709
  Citizens First Bancorp, Inc.           700         15,288
  City Bank Lynwood                      200          5,412
  City Holdings Co.                      500         14,635
  CNA Surety Corporation               1,200         11,820
  Coastal Bancorp, Inc.                  300          8,526
  Colonial Properties Trust REIT       1,200         42,228
  Columbia Banking System, Inc.*       1,100         19,701
  Commerce Group, Inc.                15,700        568,340
  Commercial Federal Corporation       3,600         76,320
  Commercial Net Lease Realty,         2,900         49,996
    Inc. REIT
  Community Bank System, Inc.            900         34,200
  Community Banks, Inc.                  210          6,245
  Community First Bankshares,          1,900         51,870
    Inc.
  Community Trust Bancorp, Inc.          990         25,879
  CompuCredit Corporation*             1,000         12,150
  Connecticut Bancshares, Inc.           900         35,325
  Cornerstone Realty Income            3,800         27,778
    Trust, Inc. REIT
  Corporate Office Properties          1,700         28,781
    Trust REIT
  Correctional Properties Trust          600         16,800
    REIT
  Corus Bankshares, Inc.                 700         33,901
  Credit Acceptance Corporation*         200          2,018
  CVB Financial Corporation           25,425        496,296
  Delphi Financial Group, Inc.         8,300        388,440
    Class A
  Digital Insight Corporation*        34,950        665,798
  Dime Community Bancshares           24,500        623,525
  Doral Financial Corporation         17,700        790,305
  E*TRADE Group, Inc.*                41,900        356,150
  East West Bancorp, Inc.                700         25,298
  Eastgroup Properties REIT            1,200         32,400
  eFunds Corporation*                    700          8,071
  Electro Rent Corporation*           11,800        127,204
  EMC Insurance Group, Inc.              200          3,710
  Entertainment Properties Trust       1,400         40,250
    REIT
  Equity Inns, Inc. REIT               3,200         22,080
  Equity One, Inc. REIT                2,240         36,736
  F&M Bancorp                            800         39,456
  Farmers Capital Bank                   400         12,772
    Corporation
  FBL Financial Group, Inc.              900         18,135
    Class A
  Federated Investors, Inc.           11,000        301,620
    Class B
  FelCor Lodging Trust, Inc.           3,900         30,615
    REIT
  Fidelity Bankshares, Inc.            1,200         26,760
  Fidelity National Financial,        23,100        710,556
    Inc.
  Financial Industries                   600          8,844
    Corporation

                                    SHARES        VALUE
                                  ----------   ------------
  First American Corporation          30,500   $    803,675
  First Bancorp                          600         15,546
  First Charter Corporation            2,500         43,500
  First Citizens BancShares,             500         50,420
    Inc. Class A
  First Commonwealth Financial         4,700         60,912
    Corporation
  First Community Bancshares,            400         14,120
    Inc.
  First Defiance Financial               400          7,936
    Corporation
  First Essex Bancorp, Inc.              500         23,570
  First Federal Capital                1,300         25,805
    Corporation
  First Financial Corporation            500         26,450
  First Financial Bancorp              2,700         43,200
  First Financial Bankshares,            750         25,095
    Inc.
  First Financial Holdings, Inc.         800         21,632
  First Indiana Corporation              900         15,408
  First Merchants Corporation          1,220         29,658
  First National Corporation             220          5,425
  First Oak Brook Bancshares,            200          6,598
    Inc.
  First of Long Island                   200          7,980
    Corporation (The)
  First Place Financial                1,000         17,320
    Corporation
  First Republic Bank*                   700         18,620
  First Sentinal Bancorp, Inc.         1,700         27,149
  FirstFed America Bancorp, Inc.         600         20,700
  FirstFed Financial                  18,800        663,452
    Corporation*
  Flagstar Bancorp, Inc.              37,400        914,430
  Flushing Financial Corporation         700         15,519
  FNB Corporation                        400         10,828
  FPIC Insurance Group, Inc.*            700          9,709
  Fremont General Corporation         55,300        757,610
  Friedman, Billings, Ramsey           6,140         82,276
    Group, Inc. Class A
  Gables Residential Trust REIT        1,700         51,391
  GBC Bancorp                            600         23,040
  German American Bancorp                767         13,384
  Glacier Bancorp, Inc.                  440         10,833
  Glenborough Realty Trust, Inc.       1,200         22,980
    REIT
  Glimcher Realty Trust REIT             400          8,960
  Global Payments, Inc.               24,400        866,200
  Gold Banc Corporation, Inc.          2,500         26,275
  Great American Financial               600          7,866
    Resources, Inc.
  Great Lakes REIT                     1,000         16,000
  Greater Bay Bancorp                  7,700        157,234
  Hancock Holding Co.                  1,100         51,766
  Harbor Florida Bancshares,           1,400         33,544
    Inc.
  Harleysville Group, Inc.             2,400         55,248
  Hawthorne Financial                    600         20,796
    Corporation*
  HCC Insurance Holdings, Inc.        10,400        307,528
  Health Care REIT, Inc.               3,100         94,550
  Healthcare Realty Trust, Inc.        3,300         96,195
    REIT

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  HealthExtras, Inc.*                    300   $      2,346
  Henry (Jack) & Associates,          37,700        670,683
    Inc.
  Heritage Property Investment         1,400         37,912
    Trust REIT
  Hibernia Corporation Class A        42,500        771,800
  Home Properties of New York,         2,200         77,528
    Inc. REIT
  Homestore, Inc.*                     6,100         10,797
  Horace Mann Educators               19,600        316,148
    Corporation*
  HRPT Properties Trust REIT          10,200         93,840
  Hudson River Bancorp, Inc.           1,200         33,504
  Hypercom Corporation*                2,700         11,205
  IBERIABANK Corporation                 500         24,400
  Impac Mortgage Holdings, Inc.        3,900         65,091
    REIT
  Independence Community Bank         23,200        654,704
    Corporation
  Independence Holding Co.               300          6,333
  Independent Bank Corporation           945         24,277
  IndyMac Bancorp, Inc.               34,800        884,616
  Infinity Property & Casualty        10,350        244,674
    Corporation
  Innkeepers USA Trust REIT            2,000         13,600
  Integra Bank Corporation             1,200         20,652
  Interpool, Inc.                      4,700         77,174
  Investment Technology Group,        21,000        390,600
    Inc.*
  Investors Financial Services        51,300      1,488,212
    Corporation
  Investors Real Estate Trust          2,100         22,659
    REIT
  iPayment, Inc.*                      8,400        200,508
  IPC Holdings, Ltd.*                  9,200        308,200
  Irwin Financial Corporation         18,500        479,150
  ITLA Capital Corporation*              400         16,172
  Jefferies Group, Inc.               12,350        614,907
  John H. Harland Co.                 26,200        685,392
  Kansas City Life Insurance Co.         300         12,852
  Keystone Property Trust REIT         1,300         24,063
  Kilroy Realty Corporation REIT       1,900         52,250
  Knight Trading Group, Inc.*         16,400        102,008
  Koger Equity, Inc. REIT              1,500         25,845
  Kramont Realty Trust REIT            1,600         26,400
  La Quinta Corporation REIT*         10,900         46,979
  Lakeland Financial Corporation         100          3,038
  Landamerica Financial Group,        17,300        821,750
    Inc.
  LaSalle Hotel Properties REIT        1,300         19,214
  LendingTree, Inc.*                     300          7,344
  Lexington Corporate Properties       2,400         42,480
    Trust REIT
  Local Financial Corporation*         1,400         20,216
  LSB Bancshares, Inc.                   600         10,386
  LTC Properties, Inc. REIT            1,100         10,505
  Macatawa Bank Corporation              525         12,647
  MAF Bancorp, Inc.                    1,000         37,070

                                    SHARES        VALUE
                                  ----------   ------------
  MainSource Financial Group,            420   $     10,235
    Inc.
  Markel Corporation*                  6,600      1,689,599
  MASSBANK Corporation                   300         10,851
  MB Financial, Inc.                     800         32,032
  MCG Capital Corporation              1,200         17,400
  Merchant Bancshares, Inc.              100          2,600
  MeriStar Hospitality                 3,200         16,448
    Corporation REIT
  Metris Cos., Inc.                    2,400         13,320
  MFA Mortgage Investments, Inc.       2,700         27,108
    REIT
  Mid-America Apartment                1,100         29,711
    Communities, Inc. REIT
  Mid-Atlantic Realty Trust REIT         200          4,188
  Mid-State Bancshares                 1,700         33,575
  Midland Co.                            600         13,326
  Mission West Properties, Inc.          700          7,959
    REIT
  Montpelier Re Holdings, Ltd.*       11,500        363,400
  NASB Financial, Inc.                   100          2,900
  National Health Investors,           1,800         33,192
    Inc. REIT
  National Health Realty, Inc.           500          7,995
    REIT
  National Western Life                  200         22,086
    Insurance Co. Class A*
  Nationwide Health Properties,        3,500         55,755
    Inc. REIT
  Navigators Group, Inc.*                300          8,946
  NBC Capital Corporation                500         12,650
  NBT Bancorp, Inc.                    1,200         23,220
  NCO Group, Inc.*                     1,500         26,865
  NDCHealth Corporation               37,200        682,620
  NetBank, Inc.*                       2,600         34,216
  New Century Financial               19,800        864,270
    Corporation
  Novastar Financial, Inc. REIT          900         53,775
  NYMAGIC, Inc.                          100          2,026
  OceanFirst Financial                   400          9,772
    Corporation
  Ocwen Financial Corporation*         2,900         13,166
  Odyssey Re Holdings                 30,300        639,330
    Corporation
  Ohio Casualty Corporation*           4,000         52,720
  Old Republic International          20,100        688,827
    Corporation
  Old Second Bancorp, Inc.               400         17,140
  Omega Financial Corporation            700         23,940
  Omega Healthcare Investors,          1,200          6,300
    Inc. REIT*
  Pacific Northwest Bancorp              200          6,952
  Pacific Union Bank*                    300          4,017
  Pan Pacific Retail Properties,       2,874        113,092
    Inc. REIT
  Parkvale Financial Corporation         400          9,832
  Parkway Properties, Inc. REIT          700         29,435
  Partners Trust Financial               400          7,632
    Group, Inc.

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Pennfed Financial Services,            400   $     11,100
    Inc.
  Peoples Bancorp, Inc.                  400         10,108
  Peoples Holding Co.                    400         17,700
  PFF Bancorp, Inc.                      800         30,920
  Philadelphia Consolidated            1,300         52,520
    Holding Corporation*
  PICO Holdings, Inc.*                   500          6,500
  Platinum Underwriters                6,200        168,268
    Holdings, Ltd.
  PMA Capital Corporation Class        2,100         26,397
    A
  PMI Group, Inc. (The)               33,100        888,404
  Port Financial Corporation             400         21,552
  Portfolio Recovery Associates,       7,900        246,401
    Inc.*
  Post Properties, Inc. REIT           2,700         71,550
  Prentiss Properties Trust REIT       2,400         71,976
  Presidential Life Corporation        1,600         22,576
  PRG-Schultz International,          33,000        194,700
    Inc.*
  Price Legacy Corporation REIT*       1,400          5,250
  ProAssurance Corporation*            1,900         51,281
  Prosperity Bancshares, Inc.            500          9,625
  Provident Bankshares                 6,600        167,706
    Corporation
  Provident Financial Group,          10,500        269,115
    Inc.
  Provident Financial Services,        8,600        163,830
    Inc.*
  PS Business Parks, Inc. REIT           800         28,240
  Quaker City Bancorp, Inc.*             400         16,420
  R&G Financial Corporation           24,300        721,710
    Class B
  RAIT Investment Trust REIT           1,400         37,100
  Ramco-Gershenson Properties            700         16,310
    REIT
  Realty Income Corporation REIT       2,600         99,008
  Redwood Trust, Inc. REIT             1,000         39,910
  RenaissanceRe Holdings, Ltd.        14,000        637,280
  Republic Bancorp, Inc.              14,290        191,772
  Republic Bancorp, Inc. Class A         600          8,898
  Republic Bancshares, Inc.*             400         10,004
  RFS Hotel Investors, Inc. REIT       2,600         32,032
  Riggs National Corporation           1,100         16,742
  RLI Corporation                      1,200         39,480
  Royal Bancshares of                    206          4,398
    Pennsylvania, Inc. Class A
  Ryder System, Inc.                  24,500        627,690
  S&T Bancorp, Inc.                      200          5,486
  Sandy Spring Bancorp, Inc.             600         18,960
  Santander Bancorp                      700         11,452
  Saul Centers, Inc. REIT                700         17,920
  Saxon Capital, Inc.*                 2,000         34,760
  Scottish Annuity & Life             13,550        273,846
    Holdings, Ltd.
  Seacoast Banking Corporation           700         11,928
    of Florida
  Seacoast Financial Services          1,800         35,640
    Corporation

                                    SHARES        VALUE
                                  ----------   ------------
  Second Bancorp, Inc.                   500   $     12,900
  Selective Insurance Group,           2,100         52,605
    Inc.
  Senior Housing Properties            3,600         48,816
    Trust REIT
  Shurgard Storage Centers, Inc.         600         19,848
    Class A REIT
  Simmons First National               1,200         24,012
    Corporation Class A
  Sizeler Property Investors             700          7,175
    REIT
  SL Green Realty Corporation          2,100         73,269
    REIT
  Sotheby's Holdings, Inc. Class      30,200        224,688
    A*
  SoundView Technology Group,          1,180         11,942
    Inc.*
  South Financial Group, Inc.          3,800         88,654
  Southwest Bancorp of Texas,         10,600        344,606
    Inc.*
  Southwest Bancorp, Inc.                400         10,964
  Sovereign Bancorp, Inc.             42,900        671,385
  Sovran Self Storage, Inc. REIT       1,000         31,500
  St. Francis Capital                    600         17,442
    Corporation
  Stancorp Financial Group, Inc.      12,900        673,638
  State Auto Financial                 1,000         22,450
    Corporation
  State Bancorp, Inc.                    525         10,274
  Staten Island Bancorp, Inc.         25,700        500,636
  Sterling Bancorp                       600         16,734
  Sterling Bancshares, Inc.            1,600         20,928
  Sterling Financial Corporation         300          6,975
  Sterling Financial Corporation       1,210         29,476
    WA*
  Stewart Information Services        21,700        604,345
    Corporation*
  Summit Bancshares, Inc.                300          7,044
  Summit Properties, Inc. REIT         1,800         37,170
  Sun Bancorp, Inc.                      400          8,072
  Sun Bancorp, Inc. NJ*                  525         10,448
  Sun Communities, Inc. REIT             500         19,650
  Superior Financial Corporation         600         14,400
  Susquehanna Bancshares, Inc.         2,800         65,380
  SWS Group, Inc.                      1,100         22,165
  Taubman Centers, Inc. REIT           2,300         44,068
  Texas Regional Banchshares,          1,100         38,170
    Inc. Class A
  Thornburg Mortgage, Inc. REIT        4,500        111,150
  Tompkins Trustco, Inc.                 100          4,465
  Transcontinental Realty                200          2,940
    Investors, Inc. REIT*
  Triad Guaranty, Inc.*                  400         15,180
  Trico Bancshares                       200          5,086
  Troy Financial Corporation             600         16,290
  Trust Co. of New Jersey              1,100         33,330
  U.S. Restaurant Properties,          1,600         25,120
    Inc. REIT
  UCBH Holdings, Inc.                 43,100      1,236,108
  UICI*                               47,900        721,853
  UMB Financial Corporation            1,300         55,120

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Umpqua Holdings Corporation            748   $     14,205
  Union Bankshares Corporation           600         16,962
  United Community Financial           2,500         23,100
    Corporation
  United Fire & Casualty Co.             600         19,494
  United National Bancorp                300          8,277
  Universal American Financial         1,800         11,466
    Corporation*
  Universal Health Realty Income         700         18,900
    Trust REIT
  Unizan Financial Corporation         1,800         31,626
  Urstadt Biddle Properties,           1,500         19,290
    Inc. Class A REIT
  USB Holding Co., Inc.                  500          8,875
  USI Holdings Corporation*           31,700        372,792
  Ventas, Inc. REIT                    4,400         66,660
  Vesta Insurance Group, Inc.          2,700          6,210
  Virginia Financial Group, Inc.         100          2,800
  W Holding Co., Inc.                  1,900         32,148
  W.R. Berkley Corporation             8,050        424,235
  Warwick Community Bancorp,             300          8,775
    Inc.
  Washington Federal, Inc.            15,306        354,028
  Waypoint Financial Corporation       2,600         46,904
  Webster Financial Corporation       19,500        737,100
  WesBanco, Inc.                       1,600         38,880
  West Coast Bancorp                   1,300         23,660
  Westcorp                            10,300        288,400
  Westfield Financial, Inc.              400          7,524
  WFS Financial, Inc.*                   100          3,351
  Willow Grove Bancorp, Inc.             400          6,788
  Winston Hotels, Inc. REIT            1,300         10,621
  Wintrust Financial Corporation      19,200        568,320
  World Acceptance Corporation*          800         13,024
  WSFS Financial Corporation             100          3,840
  Yardville National Bancorp             600         11,700
  Zenith National Insurance              600         17,100
    Corporation
                                               ------------
                                                 51,900,638
                                               ------------
HEALTHCARE -- 10.2%
  aaiPharma, Inc.*                    17,700        351,876
  Abgenix, Inc.*                       6,200         65,038
  Abiomed, Inc.*                       1,000          5,470
  Able Laboratories, Inc.*             5,500        108,900
  Acacia Research --                     700          1,673
    CombiMatrix*
  Affymetrix, Inc.*                   12,800        252,288
  Alaris Medical, Inc.*               18,300        236,985
  Alexion Pharmaceuticals, Inc.*       1,400         23,870
  Align Technology, Inc.*              2,900         36,395
  Alkermes, Inc.*                      8,500         91,375
  Alliance Imaging, Inc.*                800          3,520
  Allscripts Healthcare                  200            734
    Solutions, Inc.*
  Alpharma, Inc. Class A              30,200        652,320
  American Healthways, Inc.*           5,900        213,108

                                    SHARES        VALUE
                                  ----------   ------------
  American Medical Security              500   $      9,550
    Group, Inc.*
  American Pharmaceutical             26,300        891,570
    Partners, Inc.*
  Amylin Pharmaceuticals, Inc.*        1,500         32,835
  Angiotech Pharmaceuticals,          11,100        452,214
    Inc.*
  Applera Corporation -- Celera        2,600         26,832
    Genomics Group*
  Applied Molecular Evolution,         1,100          4,708
    Inc.*
  Arena Pharmaceuticals, Inc.*         1,500          9,960
  Arqule, Inc.*                        1,900          7,980
  Arrow International, Inc.              400         17,660
  Arthrocare Corporation*                200          3,352
  Atrix Laboratories, Inc.*           31,200        686,088
  AVANIR Pharmaceuticals Class         1,200          2,100
    A*
  Avigen, Inc.*                        1,500          5,190
  Beverly Enterprises, Inc.*           3,100         10,850
  Bio-Rad Laboratories, Inc.          19,200      1,062,720
    Class A*
  Bio-Reference Laboratories,            100            690
    Inc.*
  Bone Care International, Inc.*         200          2,780
  Bradley Pharmaceuticals, Inc.*      20,200        333,300
  Bruker AXS, Inc.*                      100            307
  Cardiac Science, Inc.*                 800          2,144
  Cell Genesys, Inc.*                  2,600         22,464
  Cell Therapeutics, Inc.*             2,600         25,298
  Centene Corporation*                   100          3,890
  Chattem, Inc.*                      40,500        761,400
  CIMA Labs, Inc.*                       700         18,823
  Ciphergen Biosystems, Inc.*            600          6,150
  Columbia Laboratories, Inc.*           500          5,625
  Computer Programs and Systems,         100          2,001
    Inc.
  Conmed Corporation*                  9,900        180,774
  Corixa Corporation*                  3,600         27,828
  Covance, Inc.*                      26,700        483,270
  CuraGen Corporation*                 1,500          8,325
  CV Therapeutics, Inc.*               2,200         65,252
  Datascope Corporation                  900         26,577
  DaVita, Inc.*                       66,600      1,783,548
  Decode Genetics, Inc.*               2,900          9,048
  Deltagen, Inc.*                        500             65
  Digene Corporation*                 26,600        724,318
  Discovery Partners                   1,300          5,772
    International, Inc.*
  Diversa Corporation*                   700          6,881
  DJ Orthopedics, Inc.*                  600          6,576
  DVI, Inc.*                           1,000          4,670
  Encysive Pharmaceuticals,              200            960
    Inc.*
  Enzon, Inc.*                        16,600        207,832
  Eon Labs, Inc.*                      4,700        165,205
  Epix Medical, Inc.*                    200          2,830
  Esperion Therapeutics, Inc.*         7,000        137,130
  Exelixis, Inc.*                      3,400         23,596

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  First Health Group                  21,400   $    590,640
    Corporation*
  Gen-Probe, Inc*                     11,200        457,744
  Gene Logic, Inc.*                    2,500         14,925
  Genesis Health Ventures, Inc.*       2,200         38,830
  Gentiva Health Services, Inc.*       1,800         16,200
  Genzyme Corporation -- General         147          6,162
    Division*
  Guilford Pharmaceuticals,            1,900          8,626
    Inc.*
  Hanger Orthopedic Group, Inc.*       1,400         16,030
  Health Net, Inc.*                   23,500        774,325
  Healthcare Services Group,             700          9,891
    Inc.*
  Hologic, Inc.*                         100          1,318
  Icon PLC ADR*                       13,500        429,570
  IDEXX Laboratories, Inc.*           12,000        402,480
  IGEN International, Inc.*              200          6,280
  ILEX Oncology, Inc.*                13,200        256,212
  Illumina, Inc.*                      1,600          4,800
  ImClone Systems, Inc.*               1,600         50,592
  Immunogen, Inc.*                     3,400         14,518
  IMPAC Medical Systems, Inc.*         5,400        112,752
  Incyte Corporation*                  5,700         26,448
  Inspire Pharmaceuticals, Inc.*      12,800        138,240
  Kendle International, Inc.*            700          4,340
  Kindred Healthcare, Inc.*              900         16,056
  KOS Pharmaceuticals, Inc.*             100          2,347
  KV Pharmaceutical Co. Class A*      11,525        320,395
  Kyphon, Inc.*                          100          1,512
  Lexicon Genetics, Inc.*              2,600         17,446
  Ligand Pharmaceuticals, Inc.        28,900        392,751
    Class B*
  Martek Biosciences                  10,200        437,988
    Corporation*
  Matria Healthcare, Inc.*               200          3,530
  Maxygen, Inc.*                       2,300         25,231
  Medarex, Inc.*                       5,800         38,222
  Medcath Corporation*                   500          2,925
  Medicines Co.*                      12,350        243,172
  Medicis Pharmaceutical              14,900        844,830
    Corporation Class A*
  MedQuist, Inc.*                      8,400        170,016
  MGI Pharma, Inc.*                    9,500        243,485
  Mid Atlantic Medical Services,       4,700        245,810
    Inc.*
  Molecular Devices Corporation*         200          3,182
  Myriad Genetics, Inc.*              27,500        374,275
  Nabi Biopharmaceuticals, Inc.*       3,000         20,580
  National Healthcare                    400          7,872
    Corporation*
  Nektar Therapeutics*                 4,400         40,612
  Neopharm, Inc.*                      1,035         14,335
  Neose Technologies, Inc.*            1,000         10,010
  Neurocrine Biosciences, Inc.*        3,700        184,778
  Neurogen Corporation*                  700          3,192
  Odyssey HealthCare, Inc.*           12,950        479,150
  Omnicare, Inc.                      36,300      1,226,577
  Onyx Pharmacueticals, Inc.*          1,200         14,796
  Option Care, Inc.*                     100          1,153
  OSI Pharmaceuticals, Inc.*           2,500         80,525

                                    SHARES        VALUE
                                  ----------   ------------
  Osteotech, Inc.*                    14,100   $    191,619
  Owens & Minor, Inc.                 23,900        534,165
  PacifiCare Health Systems,          11,300        557,429
    Inc.*
  PAREXEL International               27,000        376,650
    Corporation*
  Pediatrix Medical Group, Inc.*       9,400        335,110
  Per-Se Technologies, Inc.*          25,700        288,611
  Pharmaceutical Product               7,000        201,110
    Development, Inc.*
  Pharmaceutical Resources,            6,000        291,960
    Inc.*
  Pharmacopeia, Inc.*                  1,900         15,675
  Pozen, Inc.*                         1,700         18,666
  Praecis Pharmaceuticals, Inc.*       4,100         20,090
  Prime Medical Services, Inc.*        1,100          5,170
  Priority Healthcare                  2,750         51,013
    Corporation Class B*
  Protein Design Labs, Inc.*          27,400        383,052
  ProxyMed, Inc.*                        400          5,164
  PSS World Medical, Inc.*            44,000        253,000
  RehabCare Group, Inc.*                 500          7,325
  Res-Care, Inc.*                      1,100          5,027
  Respironics, Inc.*                  50,100      1,879,751
  Sangamo Biosciences, Inc.*             100            285
  Savient Pharmaceuticals, Inc.*       4,600         21,344
  Seattle Genetics, Inc.*                500          2,575
  Sepracor, Inc.*                      1,500         27,045
  Sequenom, Inc.*                      3,100          8,432
  Sola International, Inc.*            1,700         29,580
  Specialty Laboratories, Inc.*          400          4,100
  Stericycle, Inc.*                   19,000        731,120
  Steris Corporation*                 18,000        415,620
  Sunrise Senior Living, Inc.*         1,400         31,332
  SuperGen, Inc.*                      2,300         12,420
  SurModics, Inc.*                     5,400        164,700
  Sybron Dental Specialties,           1,400         33,040
    Inc.*
  Tanox, Inc.*                         1,300         20,865
  Taro Pharmaceuticals                14,500        795,760
    Industries, Ltd.*
  Theragenics Corporation*             2,100          9,030
  Thoratec Corporation*                3,900         58,110
  Trimeris, Inc.*                      4,100        187,288
  TriPath Imaging, Inc.*               1,700         11,611
  United Surgical Partners            18,700        422,433
    International, Inc.*
  United Therapeutics                  1,200         26,136
    Corporation*
  US Oncology, Inc.*                  93,400        690,226
  VCA Antech, Inc.*                   51,000        998,070
  Viasys Healthcare, Inc.*             2,100         43,470
  Vical, Inc.*                         1,400          6,090
  VistaCare, Inc. Class A*             5,900        143,429
  VISX, Inc.*                         20,900        362,615
  West Pharmaceutical Services,       10,800        264,600
    Inc.
  Zoll Medical Corporation*            7,725        259,251
  Zymogenetics, Inc.*                    300          3,492
                                               ------------
                                                 30,374,822
                                               ------------

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
MATERIALS & PROCESSING -- 7.8%
  Aceto Corporation                    6,700   $    124,620
  Acuity Brands, Inc.                 26,800        486,956
  Agrium, Inc.                        32,400        355,104
  Airgas, Inc.                           700         11,725
  AK Steel Holding Corporation*       25,200         91,224
  Albemarle Corporation               19,800        553,806
  Alico, Inc.                            300          7,407
  Amcol International                  1,600         12,800
    Corporation
  Ameron International                   600         20,862
    Corporation
  Apogee Enterprises, Inc.               200          1,804
  Arch Chemicals, Inc.                 3,700         70,670
  Avatar Holdings, Inc.*                 300          9,060
  Baker (Michael) Corporation*           300          3,210
  Barnes Group, Inc.                  31,700        689,792
  Boise Cascade Corporation           20,300        485,170
  Brush Engineered Materials,          1,300         10,855
    Inc.*
  Buckeye Technologies, Inc.*          2,000         13,600
  Building Materials Holding           1,000         14,810
    Corporation
  Butler Manufacturing Co.               400          6,612
  Calgon Carbon Corporation            2,600         14,950
  Cambrex Corporation                    700         16,114
  Caraustar Industries, Inc.*          2,100         16,821
  Carpenter Technology                 1,500         23,400
    Corporation
  Castle (A.M.) & Co.*                   500          3,275
  Centex Construction Products,          400         16,036
    Inc.
  Century Aluminum Co.                   900          6,327
  Chesapeake Corporation               9,100        198,835
  Chicago Bridge & Iron Co. NV        10,600        240,408
  CIRCOR International, Inc.             800         14,264
  Cleveland-Cliffs, Inc.*                700         12,495
  Comfort Systems USA, Inc.*           3,000          7,890
  Commercial Metals Co.               72,300      1,286,217
  CompX International, Inc.              300          1,674
  Corn Products International,         2,700         81,081
    Inc.
  Crompton Corporation                30,500        215,025
  Crown Holdings, Inc.*               12,700         90,678
  Culp, Inc.*                            500          3,450
  Cytec Industries, Inc.*             25,100        848,380
  Delta & Pine Land Co.                1,300         28,574
  Deltic Timber Corporation              400         11,380
  DHB Industries, Inc.*                  900          3,681
  Drew Industries, Inc.*                 400          7,280
  Dycom Industries, Inc.*             32,300        526,490
  ElkCorp                              2,400         54,000
  EMCOR Group, Inc.*                   1,100         54,296
  Encore Wire Corporation*               800          7,600
  Energizer Holdings, Inc.*           14,500        455,300
  Ferro Corporation                    1,200         27,036
  Florida Rock Industries, Inc.        1,300         53,664
  Foamex International, Inc.*          1,100          3,366
  Freeport-McMoRan Copper &           23,700        580,650
    Gold, Inc. Class B

                                    SHARES        VALUE
                                  ----------   ------------
  Georgia Gulf Corporation            19,400   $    384,120
  Gibraltar Steel Corporation            700         14,336
  Glatfelter                             100          1,475
  Grace (W.R.) & Co.*                  3,500         15,435
  GrafTech International, Ltd.*        3,900         21,255
  Granite Construction, Inc.          17,200        329,552
  Graphic Packaging                    1,800          8,118
    International Corporation*
  Great Lakes Chemical                 3,000         61,200
    Corporation
  Greif, Inc. Class A                 20,600        473,800
  Griffon Corporation*                10,000        160,000
  H.B. Fuller Co.                     18,900        416,178
  Hercules, Inc.*                      6,800         67,320
  Hexel Corporation*                     800          2,560
  Hughes Supply, Inc.                  1,900         65,930
  IMC Global, Inc.                    31,000        208,010
  IMCO Recycling, Inc.*                  600          3,984
  Insignia Financial Group,            1,500         16,665
    Inc.*
  Insituform Technologies, Inc.          100          1,768
    Class A*
  Integrated Electical Services,       2,600         18,850
    Inc.*
  Interface, Inc. Class A              3,400         15,776
  Intermet Corporation                 1,700          5,729
  IPSCO, Inc.                        105,100      1,124,570
  Jones Lang LaSalle, Inc.*            2,100         33,180
  Kaydon Corporation                  22,300        463,840
  Lennox International, Inc.          21,500        276,705
  Liquidmetal Technologies,              300          1,539
    Inc.*
  LNR Property Corporation            20,400        762,960
  Lone Star Technologies, Inc.*       13,200        279,576
  Longview Fibre Co.                   4,100         33,620
  Louisiana-Pacific Corporation*       8,300         89,972
  LSI Industries, Inc.                   300          3,330
  Lubrizol Corporation                10,100        312,999
  Lydall, Inc.*                          700          7,490
  MacDermid, Inc.                     25,200        662,760
  Material Sciences Corporation*         800          7,760
  Maverick Tube Corporation*          17,500        335,125
  Medis Technologies, Ltd.*              111            791
  Mestek, Inc.*                          200          3,600
  Millennium Chemicals, Inc.           5,000         47,550
  Minerals Technologies, Inc.         14,100        686,106
  Mobile Mini, Inc.*                  16,600        271,078
  Modtech Holdings, Inc.*                700          6,433
  MTC Technologies, Inc.*             14,800        347,208
  Mueller Industries, Inc.*            7,000        189,770
  Myers Industries, Inc.               1,475         14,013
  NCI Building Systems, Inc.*          1,500         25,050
  NL Industries, Inc.                    700         11,900
  Northwest Pipe Co.*                    300          4,257
  NS Group, Inc.*                      1,400         13,650
  Octel Corporation                      800         11,120
  Olin Corporation                       320          5,472
  Omnova Solutions, Inc.*              3,100         12,524

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Oregon Steel Mills, Inc.*            2,000   $      5,800
  Owens-Illinois, Inc.*               38,400        528,768
  Pechiney SA ADR                     18,100        325,438
  Penford Corporation                    200          2,234
  Penn Engineering &                     900         12,285
    Manufacturing Corporation
  PolyOne Corporation                 52,800        234,960
  Pope & Talbot, Inc.                  1,200         13,260
  Potlatch Corporation                 2,300         59,225
  Quaker Fabric Corporation              900          5,940
  Quanex Corporation                  12,100        359,612
  Quanta Services, Inc.*              56,800        403,280
  Reliance Steel & Aluminum Co.       15,100        312,570
  Roanoke Electric Steel                 800          5,992
    Corporation
  Rock-Tenn Co. Class A                  900         15,255
  RPM International, Inc.             13,500        185,625
  RTI International Metals,            1,700         18,411
    Inc.*
  Ryerson Tull, Inc.                   1,800         15,804
  Schnitzer Steel Industries,            300         13,236
    Inc. Class A
  Schulman (A.), Inc.                 17,000        273,020
  Seminis, Inc. Class A*               1,000          3,680
  Silgan Holdings, Inc.*                 800         25,024
  Solutia, Inc.                        8,200         17,876
  Southern Peru Copper                 1,100         16,830
    Corporation
  Spartech Corporation                   600         12,726
  SPS Technologies, Inc.*              1,800         48,672
  Standard Register Co.               17,700        291,696
  Steel Dynamics, Inc.*               27,900        382,230
  Stepan Co.                             500         11,300
  Stillwater Mining Co.*               3,400         17,476
  Terra Industries, Inc.*              2,900          3,103
  Texas Industries, Inc.               1,700         40,460
  Trammell Crow Co.*                   2,500         26,525
  Tredegar Corporation                 1,900         28,481
  Trex Co., Inc.*                        100          3,925
  U.S. Concrete, Inc.*                 1,600          6,144
  Unifi, Inc.*                         4,000         24,800
  Universal Forest Products,           1,100         23,034
    Inc.
  URS Corporation*                     2,000         38,920
  USEC, Inc.                           6,400         44,928
  USG Corporation*                     2,900         55,100
  Valhi, Inc.                          1,740         16,739
  Valmont Industries, Inc.            12,600        245,196
  Washington Group                    17,900        393,084
    International, Inc.*
  Watsco, Inc.                        35,300        584,568
  Wausau-Mosinee Paper                23,900        267,680
    Corporation
  Wellman, Inc.                       79,000        884,800
  Wellsford Real Properties,             400          6,164
    Inc.*

                                    SHARES        VALUE
                                  ----------   ------------
  Wilson Greatbatch                   16,900   $    610,090
    Technologies, Inc.*
  Worthington Industries, Inc.        19,600        262,640
                                               ------------
                                                 23,403,339
                                               ------------
OTHER -- 0.5%
  Carlisle Cos., Inc.                  1,400         59,024
  FMC Corporation*                     4,700        106,361
  GenCorp, Inc.                        2,500         22,225
  Jacuzzi Brands, Inc.*               87,700        463,933
  Kaman Corporation Class A            1,800         21,042
  Lancaster Colony Corporation         3,300        127,578
  Ritchie Bros. Auctioneers,           7,800        300,378
    Inc.*
  Sequa Corporation Class A*             500         17,150
  Trinity Industries, Inc.             2,800         51,828
  Walter Industries, Inc.             28,800        338,400
                                               ------------
                                                  1,507,919
                                               ------------
OTHER ENERGY -- 4.6%
  Arch Coal, Inc.                      1,700         39,066
  Atwood Oceanics, Inc.*              13,500        366,525
  Berry Petroleum Co. Class A         23,300        418,235
  Brown (Tom), Inc.*                   2,700         75,033
  Cabot Oil & Gas Corporation          2,200         60,742
  Cal Dive International, Inc.*       15,900        346,620
  Capstone Turbine Corporation*        2,700          2,943
  CARBO Ceramics, Inc.                11,800        439,550
  Chesapeake Energy Corporation       52,900        534,290
  Comstock Resources, Inc.*            2,000         27,360
  Core Laboratories NV*                8,700         93,960
  Denbury Resources, Inc.*             1,900         25,517
  Dril-Quip, Inc.*                    11,600        211,120
  Encore Acquisition Co.*                700         13,405
  Energy Partners, Ltd.*              21,800        251,790
  Equitable Resources, Inc.            9,100        370,734
  Evergreen Resources, Inc.*          12,300        668,013
  Forest Oil Corporation*             17,200        432,064
  FuelCell Energy, Inc.*               1,100          9,009
  Global Industries, Ltd.*             7,200         34,704
  Grey Wolf, Inc.*                    24,800        100,192
  Gulf Island Fabrication, Inc.*         400          6,768
  Hanover Compressor Co.*              3,400         38,420
  Harvest Natural Resources,           1,300          8,281
    Inc.*
  Helmerich & Payne, Inc.              6,400        186,880
  Holly Corporation                      800         22,080
  Horizon Offshore, Inc.*                600          2,988
  Houston Exploration Co.*            11,100        385,170
  Hydril Co.*                         12,600        343,350
  Input/Output, Inc.*                  3,500         18,830
  Key Energy Services, Inc.*          25,300        271,216
  Lufkin Industries, Inc.                400          9,740
  Massey Energy Co.                   14,040        184,626
  Meridian Resource Corporation*       2,500         11,825
  NATCO Group, Inc. Class A*             300          2,049
  Newpark Resources, Inc.*               400          2,192
  Nuevo Energy Co.*                   44,600        778,270
  Oceaneering International,          21,400        546,770
    Inc.*

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Oil States International,           10,400   $    125,840
    Inc.*
  Parker Drilling Co.*                 6,100         17,751
  Patina Oil & Gas Corporation        19,900        639,785
  Patterson-UTI Energy, Inc.*         11,200        362,880
  Penn Virginia Corporation              600         25,800
  Plains Exploration &                15,350        165,934
    Production Co.*
  Quicksilver Resources, Inc.*           200          4,790
  Range Resources Corporation*         4,100         25,707
  Remington Oil & Gas                    400          7,352
    Corporation*
  Resource America, Inc. Class A       1,200         12,420
  Seacor Smit, Inc.*                   1,400         51,086
  Spinnaker Exploration Co.*          21,300        558,060
  St. Mary Land & Exploration          2,400         65,520
    Co.
  Stone Energy Corporation*              900         37,728
  Sunoco, Inc.                        20,400        769,896
  Swift Energy Co.*                   22,100        243,100
  Syntroleum Corporation*                200            532
  Tesoro Petroleum Corporation*       73,900        508,432
  Tetra Technologies, Inc.*           11,600        343,940
  Transmontaigne, Inc.*                1,400          9,072
  Trico Marine Services, Inc.*         1,700          6,664
  Universal Compression                1,300         27,118
    Holdings, Inc.*
  Valero Energy Corporation            6,000        217,980
  Varco International, Inc.*          21,000        411,600
  Veritas DGC, Inc.*                  38,300        440,450
  Vintage Petroleum, Inc.             48,400        545,952
  W-H Energy Services, Inc.*          24,000        467,520
  Westport Resources                  17,000        386,750
    Corporation*
                                               ------------
                                                 13,819,986
                                               ------------
PRODUCER DURABLES -- 8.4%
  Active Power, Inc.*                  1,100          1,848
  Actuant Corporation Class A*           700         33,124
  ADE Corporation*                       700          6,006
  Advanced Energy Industries,         40,000        570,000
    Inc.*
  Alamo Group, Inc.                      500          6,110
  Allen Telecom, Inc.*                 2,200         36,344
  American Superconductor                700          4,193
    Corporation*
  American Tower Corporation           7,600         67,260
    Class A*
  Applied Films Corporation*             700         18,116
  Applied Industrial                   1,500         31,650
    Technologies, Inc.
  Arris Group, Inc.*                   4,000         19,840
  Artesyn Technologies, Inc.*          2,300         12,903
  Astec Industries, Inc.*              1,200         10,464
  Asyst Technologies, Inc.*              200          1,338
  ATMI, Inc.*                          9,500        237,215
  Audiovox Corporation Class A*        1,300         14,547
  Axcelis Technologies, Inc.*         60,600        370,872
  BE Aerospace, Inc.*                  1,800          5,958
  Beazer Homes USA, Inc.*              6,300        526,050

                                    SHARES        VALUE
                                  ----------   ------------
  Belden, Inc.                        10,700   $    170,023
  Briggs & Stratton Corporation        9,200        464,600
  Brooks Automation, Inc.*            12,300        139,482
  C & D Technologies, Inc.            10,000        143,600
  C-COR.net Corporation*               1,300          6,370
  Cable Design Technologies            3,500         25,025
    Corporation*
  Cascade Corporation                    700         12,180
  Champion Enterprises, Inc.*          4,500         23,310
  Columbus McKinnon Corporation*         900          2,088
  Credence Systems Corporation*       62,000        525,140
  Crown Castle International          11,200         87,024
    Corporation*
  CTS Corporation                     32,900        343,805
  CUNO, Inc.*                            400         14,448
  Curtiss-Wright Corporation             500         31,600
  Cymer, Inc.*                        20,400        643,824
  Dionex Corporation*                    400         15,900
  Dominion Homes, Inc.*                  200          4,770
  Ducommun, Inc.*                        500          7,050
  DuPont Photomasks, Inc.*            26,500        498,995
  Electro Scientific Industries,         100          1,516
    Inc.*
  Electroglas, Inc.*                     300            393
  Emcore Corporation*                    900          2,952
  ESCO Technologies, Inc.*               900         39,600
  Esterline Technologies               1,600         27,856
    Corporation*
  Federal Signal Corporation          29,600        520,072
  FEI Co.*                             7,500        140,700
  Flow International                     600            846
    Corporation*
  FSI International, Inc.*             2,300          8,970
  Gardner Denver, Inc.*                1,300         26,598
  Genlyte Group, Inc.*                12,800        447,616
  Gorman-Rupp Co.                        200          4,800
  Headwaters, Inc.*                   18,400        270,296
  Heico Corporation                    1,100         13,420
  HON Industries, Inc.                19,100        582,550
  Hovnanian Enterprises, Inc.         12,500        736,875
    Class A*
  IDEX Corporation                    24,500        887,880
  Imagistics International,            1,200         30,960
    Inc.*
  Integrated Defense                  59,200        918,192
    Technologies, Inc.*
  Ionics, Inc.*                        1,400         31,318
  JLG Industries, Inc.                 3,300         22,440
  Joy Global, Inc.*                   13,500        199,395
  Kadant, Inc.*                        1,100         20,625
  KB HOME                             16,300      1,010,274
  Kennametal, Inc.                     2,700         91,368
  Kimball International, Inc.          2,700         42,120
    Class B
  Ladish Co., Inc.*                      700          4,634
  Littelfuse, Inc.*                      700         15,652
  LTX Corporation*                   104,900        904,238
  M/I Schottenstein Homes, Inc.       18,000        768,240

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Magnetek, Inc.*                      1,500   $      3,810
  Manitowoc Co., Inc.                    800         17,840
  Mastec, Inc.*                        1,500          8,640
  Mattson Technology, Inc.*            1,700          5,253
  MDC Holdings, Inc.                  10,450        504,526
  Meritage Corporation*                  500         24,630
  Mettler Toledo International,       20,200        740,330
    Inc.*
  Milacron, Inc.                       1,300          6,357
  Moog, Inc. Class A*                  1,200         41,700
  MTS Systems Corporation              1,700         25,058
  Mykrolis Corporation*                  800          8,120
  NACCO Industries, Inc. Class A       7,900        465,626
  Nanometrics, Inc.*                     500          3,540
  Nordson Corporation                    900         21,465
  NVR, Inc.*                           1,000        411,000
  Orbital Sciences Corporation*       18,100        132,130
  Palm Harbor Homes, Inc.*            14,900        282,206
  Paxar Corporation*                  38,100        419,100
  Photon Dynamics, Inc.*              10,500        290,115
  Photronics, Inc.*                   50,600        882,970
  Plantronics, Inc.*                  57,100      1,237,357
  Powell Industries, Inc.*               400          5,856
  Power-One, Inc.*                     2,000         14,300
  Powerwave Technologies, Inc.*       48,300        302,841
  Proton Energy Systems, Inc.*         1,900          4,066
  Proxim Corporation Class A*          9,300         13,578
  Pulte Homes, Inc.                   12,600        776,916
  Rayovac Corporation*                41,300        534,835
  Regal-Beloit Corporation            15,900        303,690
  Robbins & Myers, Inc.                  800         14,800
  Roper Industries, Inc.              24,600        915,120
  Ryland Group, Inc.                  12,900        895,260
  Skyline Corporation                    500         15,000
  Smith (A.O.) Corporation             1,300         36,595
  Somera Communications, Inc.*           300            438
  Standard-Pacific Corporation         2,600         86,216
  Standex International                  800         16,800
    Corporation
  Stewart & Stevenson Services,       48,200        759,150
    Inc.
  Surebeam Corporation Class A*        4,800         12,720
  Technical Olympic USA, Inc.*           200          4,726
  Technitrol, Inc.                     1,700         25,585
  Tecumseh Products Co. Class A        3,200        122,592
  Teledyne Technologies, Inc.*         1,000         13,100
  Tennant Co.                          7,300        268,275
  Terayon Communication Systems,       5,100         13,923
    Inc.*
  Terex Corporation*                   3,400         66,368
  Therma-Wave, Inc.*                     200            416
  Thomas & Betts Corporation*          3,200         46,240
  Thomas Industries, Inc.             17,500        473,375
  Tollgrade Communications,           12,200        227,530
    Inc.*
  Trikon Technologies, Inc.*             100            362
  Triumph Group, Inc.*                12,400        349,308
  Ultratech, Inc.*                     1,700         31,433

                                    SHARES        VALUE
                                  ----------   ------------
  United Defense Industries,           1,700   $     44,098
    Inc.*
  Veeco Instruments, Inc.*               200          3,406
  Vicor Corporation*                     900          8,640
  Virco Manufacturing                    330          2,099
    Corporation
  Watts Industries, Inc. Class A       8,300        148,155
  William Lyon Homes, Inc.*              300          9,555
  Woodhead Industries, Inc.              600          7,512
  Woodward Governor Co.                  400         17,200
  X-Rite, Inc.                         1,300         12,883
  Zygo Corporation*                      400          3,200
                                               ------------
                                                 25,045,403
                                               ------------
TECHNOLOGY -- 13.9%
  @Road, Inc.*                         3,550         38,766
  3D Systems Corporation*                600          4,218
  Acacia Research -- Acacia              400            484
    Technologies*
  Acxiom Corporation*                 17,000        256,530
  Adtran, Inc.*                       18,700        959,123
  Advanced Digital Information         2,200         21,978
    Corporation*
  Aeroflex, Inc.*                     19,552        151,332
  Aether Systems, Inc.*                1,300          6,370
  Agile Software Corporation*         44,600        430,390
  Alliance Semiconductor               1,800          8,712
    Corporation*
  Altiris, Inc.*                      20,200        405,010
  American Management Systems,         1,600         22,848
    Inc.*
  Anadigics, Inc.*                       900          2,961
  Analogic Corporation                   500         24,380
  Anaren, Inc.*                        1,800         16,866
  Anixter International, Inc.*         2,500         58,575
  Answerthink, Inc.*                   2,800          5,404
  Anteon International                12,700        354,457
    Corporation*
  Ariba, Inc.*                         9,800         29,106
  Arrow Electronics, Inc.*            33,900        516,636
  Ascential Software                   2,500         41,100
    Corporation*
  Ask Jeeves, Inc.*                   16,700        229,625
  ASM International NV*               58,900        875,843
  Aspect Communications                4,100         15,867
    Corporation*
  Aspen Technology, Inc.*                900          4,320
  ATI Technologies, Inc.*             47,100        480,420
  Avanex Corporation*                  3,200         12,800
  Avid Technology, Inc.*               6,300        220,941
  Avnet, Inc.*                        47,900        607,372
  Avocent Corporation*                22,500        673,425
  AXT, Inc.*                             700            819
  Bel Fuse, Inc. Class B                 100          2,290
  Bell Microproducts, Inc.*            1,400          5,978
  Benchmark Electronics, Inc.*        14,800        455,248
  Black Box Corporation               14,800        535,760
  Business Objects SA ADR*            19,200        421,440
  Caliper Technologies                   900          4,095
    Corporation*
  Checkpoint Systems, Inc.*            2,400         33,960

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  ChipPAC, Inc. Class A*              40,700   $    312,169
  CIBER, Inc.*                        42,500        298,350
  Cirrus Logic, Inc.*                  5,000         20,100
  Citrix Systems, Inc.*               24,800        504,928
  Cognizant Technology Solutions      20,150        490,854
    Corporation*
  Cognos, Inc.*                       29,500        796,500
  Coherent, Inc.*                      2,300         55,039
  CommScope, Inc.*                    17,300        164,350
  CompuCom Systems, Inc.*              1,800          8,136
  Computer Horizons Corporation*       2,500         11,350
  Computer Network Technology          1,000          8,100
    Corporation*
  Concur Technologies, Inc.*          19,200        193,344
  Cree, Inc.*                         19,400        315,832
  Datastream Systems, Inc.*              300          3,177
  Digimarc Corporation*                  100          1,570
  Digital River, Inc.*                16,300        314,590
  Digitas, Inc.*                         300          1,488
  Documentum, Inc.*                   17,300        340,291
  DSP Group, Inc.*                     9,000        193,770
  Dynamics Research Corporation*         100          1,528
  E.piphany, Inc.*                     2,300         11,753
  EDO Corporation                     27,100        479,670
  Electronics for Imaging, Inc.*      23,300        472,757
  EMS Technologies, Inc.*                300          3,981
  Emulex Corporation*                 18,000        409,860
  Enterasys Networks, Inc.*           10,800         32,724
  Entrust, Inc.*                         200            588
  Exar Corporation*                      500          7,915
  Fairchild Semicoductor              13,200        168,828
    International, Inc.*
  Filenet Corporation*                20,400        368,016
  Finisar Corporation*                 5,000          7,750
  FLIR Systems, Inc.*                 17,200        518,580
  Foundry Networks, Inc.*             24,200        348,480
  Gartner, Inc. Class A*               4,500         34,110
  Gartner, Inc. Class B*              75,500        566,250
  GlobespanVirata, Inc.*              66,200        546,150
  Handspring, Inc.*                      800            904
  Hutchinson Technology, Inc.*        13,600        447,304
  iGate Corporation*                   1,500          5,205
  II-VI, Inc.*                           200          4,616
  Imation Corporation                  2,800        105,896
  InFocus Corporation*                 2,900         13,688
  Infonet Services Corporation         4,900          7,791
    Class B*
  Informatica Corporation*            84,500        583,895
  Information Resources, Inc.*         2,200          8,690
  Inforte Corporation*                   100            788
  Integrated Circuit Systems,         35,000      1,100,050
    Inc.*
  Integrated Device Technology,       89,500        988,975
    Inc.*
  Integrated Silicon Solutions,        2,100         14,574
    Inc.*
  Interland, Inc.*                    10,300         10,094

                                    SHARES        VALUE
                                  ----------   ------------
  International Rectifier             13,800   $    370,116
    Corporation*
  Internet Security Systems,             200          2,898
    Inc.*
  Interwoven, Inc.*                  141,300        313,686
  Iomega Corporation*                 51,200        542,720
  ITXC Corporation*                    1,400          3,654
  j2 Global Communications,            1,650         75,867
    Inc.*
  Keane, Inc.*                           800         10,904
  Keynote Systems, Inc.*                 700          7,336
  Lattice Semiconductor               57,300        471,579
    Corporation*
  Lawson Software, Inc.*              56,300        437,451
  LeCroy Corporation*                    400          3,864
  Macromedia, Inc.*                   21,600        454,464
  Macrovision Corporation*            29,900        595,608
  Magma Design Automation, Inc.*         400          6,860
  Mantech International               21,700        416,206
    Corporation Class A*
  Manufacturers' Services, Ltd.*         800          3,880
  Manugistics Group, Inc.*             2,100          8,631
  Mapinfo Corporation*                   100            713
  MatrixOne, Inc.*                       800          4,592
  Maxtor Corporation*                 13,800        103,638
  McData Corporation Class A*         25,000        366,750
  MEMC Electronic Materials,           1,400         13,720
    Inc.*
  Mentor Graphics Corporation*        31,900        461,912
  Merix Corporation*                     300          2,286
  MetaSolv Software, Inc.*             1,800          3,528
  Methode Electronics, Inc.            2,700         29,025
    Class A
  Micrel, Inc.*                       20,600        214,034
  Micromuse, Inc.*                    25,400        202,946
  Microsemi Corporation*              24,600        393,600
  MicroStrategy, Inc. Class A*        11,600        422,588
  Microtune, Inc.*                     3,200         10,240
  MRV Communications, Inc.*            3,100          6,231
  National Instruments                26,500      1,001,170
    Corporation*
  Net2Phone, Inc.*                     1,300          5,629
  Netegrity, Inc.*                       800          4,672
  NETIQ Corporation*                   1,500         23,190
  Netro Corporation*                   1,500          4,320
  Netscout Systems, Inc.*             18,900        101,493
  NetScreen Technologies, Inc.*       12,100        272,855
  New Focus, Inc.*                     2,400          8,976
  Newport Corporation*                14,400        213,120
  Novell, Inc.*                       28,700         88,396
  NU Horizons Electronics             48,050        288,300
    Corporation*
  Nuance Communications, Inc.*         1,000          5,400
  Omnivision Technologies, Inc.*       3,200         99,840
  ON Semiconductor Corporation*          600          1,620
  Openwave Systems, Inc.*              6,500         12,675
  Oplink Communications, Inc.*         8,100         15,147

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Optical Communication                  600   $      1,080
    Products, Inc.*
  Palm, Inc.*                          1,475         23,998
  Paradyne Networks, Inc.*             1,300          2,340
  Parametric Technology                9,400         28,670
    Corporation*
  Park Electrochemical                 1,000         19,950
    Corporation
  PC-Tel, Inc.*                        1,600         18,976
  Pericom Semiconductor                1,500         13,950
    Corporation*
  Perot Systems Corporation            2,900         32,944
    Class A*
  Pinnacle Systems, Inc.*             30,800        329,560
  Pioneer Standard Electronics,        2,400         20,352
    Inc.
  Pixelworks, Inc.*                   43,300        257,202
  Plexus Corporation*                 61,700        711,401
  PMC-Sierra, Inc.*                   21,300        249,849
  Pomeroy Computer Resources*            800          8,848
  ProcureNet, Inc.*                    7,600              0
  Quantum Corporation*                11,400         46,170
  Quovadx, Inc.*                       1,700          5,083
  Radisys Corporation*                   500          6,600
  Radware, Ltd.*                      10,700        183,291
  Rainbow Technologies, Inc.*          1,900         15,979
  Red Hat, Inc.*                       1,100          8,327
  REMEC, Inc.*                         3,000         20,880
  Richardson Electronics, Ltd.           500          4,050
  Riverstone Networks, Inc.*           1,200          1,416
  Roxio, Inc.*                           200          1,338
  RSA Security, Inc.*                  2,900         31,175
  Safeguard Scientifics, Inc.*         9,300         25,110
  SafeNet, Inc.*                       6,600        184,668
  Sandisk Corporation*                29,000      1,170,150
  Sapient Corporation*                 3,800         10,526
  SBS Technologies, Inc.*                900          8,848
  ScanSoft, Inc.*                     38,900        211,227
  Scientific-Atlanta, Inc.            40,000        953,600
  SCM Microsystems, Inc.*              1,200          6,552
  Seachange International, Inc.*         700          6,678
  Semtech Corporation*                56,700        807,408
  Serena Software, Inc.*               9,250        193,140
  Sierra Wireless, Inc.*              68,200        421,476
  Silicon Graphics, Inc.*             14,800         16,872
  Sipex Corporation*                   2,000          9,800
  Skyworks Solutions, Inc.*           48,500        328,345
  SonicWALL, Inc.*                     2,400         11,520
  SpeechWorks International,             900          4,230
    Inc.*
  SPSS, Inc.*                            700         11,718
  SRA International, Inc. Class        6,400        204,800
    A*
  Standard Microsystems                1,100         16,687
    Corporation*
  StorageNetworks, Inc.*               2,300          3,197
  Stratasys, Inc.*                     5,500        193,435
  Stratex Networks, Inc.*              6,500         20,800
  Stratos Lightwave, Inc.*               280          1,392
  Suntron Corporation*                   100            282

                                    SHARES        VALUE
                                  ----------   ------------
  Supertex, Inc.*                     21,300   $    391,281
  Sybase, Inc.*                      109,900      1,528,709
  Sycamore Networks, Inc.*             9,400         36,002
  SYKES Enterprises, Inc.*             1,100          5,379
  Synaptics, Inc.*                    28,900        388,994
  Systems & Computer Technology        1,100          9,900
    Corporation*
  Tekelec*                            31,400        354,820
  Tellium, Inc.*                       2,700          2,511
  Three-Five Systems, Inc.*           29,200        201,480
  TIBCO Software, Inc.*               72,400        368,516
  Titan Corporation*                 109,900      1,130,871
  Transaction Systems                 40,400        361,984
    Architects, Inc. Class A*
  Transmeta Corporation*               3,600          5,760
  Trimble Navigation, Ltd.*            5,500        126,115
  Triquint Semiconductor, Inc.*        1,800          7,488
  TriZetto Group, Inc.*                  500          3,020
  TTM Technologies, Inc.*                100            469
  Turnstone Systems, Inc.*             2,800          7,028
  Ulticom, Inc.*                         400          3,800
  UNOVA, Inc.*                         3,300         36,630
  Varian, Inc.*                        7,200        249,624
  Vastera, Inc.*                         400          2,388
  Verint Systems, Inc.*                  100          2,541
  Verity, Inc.*                       29,400        372,204
  Viasat, Inc.*                          500          7,170
  Vignette Corporation*                9,000         18,720
  Vitesse Semiconductor               95,800        471,336
    Corporation*
  Vitria Technology, Inc.*               650          3,725
  WatchGuard Technologies, Inc.*       1,100          5,060
  webMethods, Inc.*                      600          4,878
  Websense, Inc.*                     57,100        894,186
  Western Digital Corporation*        26,800        276,040
  Wind River Systems, Inc.*            1,500          5,715
  Zomax, Inc.*                         1,500          4,905
  Zoran Corporation*                     600         11,526
                                               ------------
                                                 41,515,792
                                               ------------
UTILITIES -- 3.2%
  AGL Resources, Inc.                  5,000        127,200
  Alaska Communications Systems          500          1,760
    Group, Inc.*
  Allegiance Telecom, Inc.*            3,600            198
  American States Water Co.            1,100         30,030
  Atmos Energy Corporation             3,600         89,280
  Avista Corporation                  34,900        493,835
  Black Hills Corporation              1,500         46,050
  Boston Communications Group,        17,400        298,062
    Inc.*
  California Water Service Group       1,000         28,120
  Cascade Natural Gas                    400          7,640
    Corporation
  Centennial Communications              300          1,200
    Corporation*
  Central Vermont Public Service         900         17,595
    Corporation

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  CH Energy Group, Inc.                1,300   $     58,500
  Cincinnati Bell, Inc.*              15,200        101,840
  Citizens Communications Co.*        50,700        653,523
  Cleco Corporation                   36,100        625,252
  CT Communications, Inc.              1,300         13,975
  DQE, Inc.                            5,700         85,899
  El Paso Electric Co.*                3,700         45,621
  Empire District Electric Co.         1,800         39,150
  Energen Corporation                  2,700         89,910
  Energy East Corporation             24,800        514,848
  EnergySouth, Inc.                      100          3,280
  Golden Telecom, Inc.*                1,100         24,684
  Laclede Group, Inc.                  1,500         40,200
  MGE Energy, Inc.                       500         15,690
  New Jersey Resources                 2,000         71,000
    Corporation
  Northeast Utilities                 25,800        431,892
  Northwest Natural Gas Co.            2,000         54,500
  Northwestern Corporation             2,900          5,800
  NSTAR                               11,400        519,270
  NUI Corporation                      1,300         20,176
  Oneok, Inc.                         46,500        912,795
  Piedmont Natural Gas Co., Inc.       2,400         93,144
  Pinnacle West Capital               18,400        689,080
    Corporation
  PNM Resources, Inc.                 18,500        494,875
  PTEK Holdings, Inc.*                 3,700         17,945
  RCN Corporation*                     2,000          3,960
  SEMCO Energy, Inc.                   1,400          8,148
  Sierra Pacific Resources*            9,300         55,242
  SJW Corporation                        200         17,050
  South Jersey Industries, Inc.        1,000         36,850
  Southern Union Co.*                  3,200         54,208
  Southwest Gas Corporation            2,600         55,068
  Southwestern Energy Co.*            39,100        586,891
  Talk America Holdings, Inc.*         1,800         19,638
  Time Warner Telecom, Inc.            1,800         11,466
    Class A*
  Ubiquitel, Inc.*                     4,300          6,450
  UGI Corporation                     11,400        361,380
  UIL Holdings Corporation             1,000         40,550
  Unisource Energy Corporation        24,600        462,480
  Unitil Corporation                     300          7,230
  Westar Energy, Inc.                  4,500         73,035
  Western Gas Resources, Inc.          1,200         47,520
  Western Wireless Corporation        15,200        175,256
    Class A*

                                    SHARES        VALUE
                                  ----------   ------------
  WGL Holdings, Inc.                   3,900   $    104,130
  Wisconsin Energy Corporation        19,900        577,100
  WPS Resources Corporation            2,500        100,500
                                               ------------
                                                  9,567,971
                                               ------------
TOTAL COMMON STOCK
  (Cost $248,238,011)                           278,755,749
                                               ------------
SHORT-TERM INVESTMENTS -- 33.3%
  AB Funds Trust -- Money Market  18,958,471     18,958,471
    Fund (Affiliated Fund)
  Northern Institutional Liquid   80,189,573     80,189,573
    Assets Portfolio sec.
                                               ------------
TOTAL SHORT-TERM INVESTMENTS
                                                 99,148,044
  (Cost $99,148,044)
                                               ------------
MUTUAL FUNDS -- 0.4%
  Gladstone Capital Corporation          500         10,315
  IShares Russell 2000                12,975      1,153,478
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $1,018,262)                               1,163,793
                                               ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 0.4%
U.S. Treasury Bills
  1.07%, 07/17/03++++             $   50,000         49,976
  1.14%, 07/17/03++++              1,200,000      1,199,491
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,249,368)                               1,249,467
                                               ------------
CORPORATE BONDS -- 0.0%
  TIMCO Aviation Services, Inc.
    8.00%, 01/01/07
    (Cost $0)                          4,888             28
                                               ------------
                                    SHARES
                                  ----------
WARRANTS -- 0.0%
PRODUCER DURABLES
  TIMCO Aviation Services, Inc.,
    Strike price $5.16, 2/27/07,
    (Cost $0)                          5,070              5
                                               ------------
TOTAL INVESTMENTS -- 127.5%
  (Cost $349,653,685)                           380,317,086
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (27.5%)                             (82,035,386)
                                               ------------
NET ASSETS -- 100.0%                           $298,281,700
                                               ============

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/03
--------------------------------------------------------------------------------

                                                          RETIREMENT    INSTITUTIONAL                        MSCI AC WORLD
                                                            CLASS*         CLASS*        RETAIL CLASS*    FREE EX-U.S. INDEX**
                                                          ----------    -------------    -------------    --------------------
  One Year                                                 (5.96%)         (5.79%)         (6.06%)              (4.19%)
  Since Inception (8/27/01 -- 6/30/03)                     (4.71%)         (4.60%)         (5.34%)              (5.80%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                 MSCI ALL COUNTRY WORLD FREE EX-
                                                               INTERNATIONAL RETIREMENT CLASS              U.S. INDEX**
                                                               ------------------------------    -------------------------------
8/27/01                                                                   10000.00                           10000.00
8/31/01                                                                    9777.00                            9707.00
9/30/01                                                                    8731.00                            8677.00
10/31/01                                                                   9014.00                            8920.00
11/30/01                                                                   9460.00                            9328.00
12/31/01                                                                   9539.00                            9448.00
1/31/02                                                                    9203.00                            9043.00
2/28/02                                                                    9375.00                            9108.00
3/31/02                                                                    9891.00                            9603.00
4/30/02                                                                    9994.00                            9666.00
5/31/02                                                                   10149.00                            9771.00
6/30/02                                                                    9728.00                            9349.00
7/31/02                                                                    8773.00                            8438.00
8/31/02                                                                    8765.00                            8439.00
9/30/02                                                                    7939.00                            7544.00
10/31/02                                                                   8274.00                            7949.00
11/30/02                                                                   8541.00                            8331.00
12/31/02                                                                   8400.00                            8062.00
1/31/03                                                                    8061.00                            7779.00
2/28/03                                                                    7887.00                            7622.00
3/31/03                                                                    7687.00                            7474.00
4/30/03                                                                    8348.00                            8194.00
5/31/03                                                                    8870.00                            8716.00
6/30/03                                                                    9148.00                            8957.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2003                        PAR          VALUE
-------------                    -----------   ------------
FOREIGN CONVERTIBLE BONDS -- 0.0%
SWITZERLAND
  Credit Suisse Group Finance,
    Ltd.(S)
  6.00%, 12/23/05
  (Cost $162,992)                    241,000   $    205,409
                                               ------------
                                   SHARES
                                 -----------
FOREIGN COMMON STOCK -- 95.5%
AUSTRALIA -- 4.8%
  Alumina, Ltd.                       98,500        268,864
  Amcor, Ltd.                        687,796      3,745,566
  Australia and New Zealand
    Banking Group, Ltd.               50,000        624,048
  BHP Billiton, Ltd.                 781,458      4,528,153
  Brambles Industries, Ltd.           45,100        138,228
  Coca-Cola Amatil, Ltd.             245,000        938,218
  Coles Myer, Ltd.                   822,970      3,863,526
  Commonwealth Bank of
    Australia                         94,000      1,862,890
  InterOil Corporation*              180,000        229,365
  Lend Lease Corporation, Ltd.       465,756      2,608,235
  National Australia Bank, Ltd.      221,340      4,972,863
  Orica, Ltd.                        201,526      1,463,731
  QBE Insurance Group, Ltd.           73,327        458,333
  Telstra Corporation, Ltd.        1,415,414      4,176,745
  WMC Resources, Ltd.*                98,500        231,870
  Woodside Petroleum, Ltd.           850,000      7,057,345
  Woolworths, Ltd.                   115,800        972,332
                                               ------------
                                                 38,140,312
                                               ------------
BELGIUM -- 1.6%
  Colruyt NV                          56,600      3,912,771
  Electrabel SA                        6,959      1,773,274
  Fortis                             217,589      3,761,562
  UCB SA                             107,900      2,956,402
                                               ------------
                                                 12,404,009
                                               ------------
BRAZIL -- 0.4%
  Aracruz Celulose SA ADR             10,800        227,448
  Brasil Telecom Participacoes
    SA ADR                            23,000        861,350
  Companhia Brasileira de
    Distribuicao Grupo Pao de
    Acucar ADR                        14,800        227,032
  Companhia Vale Do Rio Doce
    ADR                               18,000        499,500
  Compania Paranaense de
    Energia ADR*                      12,600         37,800
  Empresa Brasileira de
    Aeronautica SA ADR                 6,000        114,600
  Gerdau SA ADR                        8,000         94,000
  Petroleo Brasileiro SA --
    Petrobas ADR                      40,000        710,400
  Tele Norte Leste
    Participacoes SA ADR              10,000        116,800
                                               ------------
                                                  2,888,930
                                               ------------

                                   SHARES         VALUE
                                 -----------   ------------
CANADA -- 1.5%
  Abitibi-Consolidated, Inc.          74,000   $    468,372
  Alcan, Inc.                          8,800        272,079
  BCE, Inc.                           68,000      1,554,429
  Bombardier, Inc. Class B           312,100      1,049,713
  Manulife Financial
    Corporation                      118,000      3,316,591
  Suncor Energy, Inc.                 27,400        510,996
  Talisman Energy, Inc.               36,000      1,629,439
  TELUS Corporation                   50,500        830,672
  Thomson Corporation (The)           66,200      2,067,495
                                               ------------
                                                 11,699,786
                                               ------------
CHILE -- 0.3%
  AFP Provida SA ADR                  40,000        961,200
  Banco Santander Chile SA             4,000         81,640
  Compania de
    Telecomunicaciones de Chile
    SA ADR                            10,000        118,000
  Distribucion y Servicio D&S
    SA ADR                            35,200        450,560
  Embotelladora Andina SA ADR
    Class A                           30,100        236,285
  Embotelladora Andina SA ADR
    Class B                           40,000        307,600
  Empresa Nacional de
    Electricidad SA ADR*               9,000         81,090
  Lan Chile SA ADR                    42,000        336,000
                                               ------------
                                                  2,572,375
                                               ------------
CHINA -- 0.2%
  Beijing Datang Power
    Generation Co., Ltd. Class
    H*                               378,000        166,021
  China Petroleum & Chemical
    Corporation Class H              228,000         54,675
  Hainan Meilan Airport Co.,
    Ltd. Class H                     183,000         86,242
  Jiangsu Expressway Co., Ltd.
    Class H                        1,434,100        542,514
  Sinotrans, Ltd. Class H*         1,659,000        468,035
  Travelsky Technology, Ltd.
    Class H                          601,000        404,616
                                               ------------
                                                  1,722,103
                                               ------------
CROATIA -- 0.1%
  Pliva DD GDR                        61,400        850,390
                                               ------------
CZECH REPUBLIC -- 0.0%
  Komercni Banka AS                    4,070        293,730
                                               ------------
DENMARK -- 0.7%
  Novo-Nordisk AS Class B            127,100      4,449,413
  TDC AS                              48,600      1,453,471
                                               ------------
                                                  5,902,884
                                               ------------
ECUADOR -- 0.0%
  La Cemento Nacional GDR             26,250        202,125
                                               ------------

                       See Notes to Financial Statements.

                                   SHARES         VALUE
                                 -----------   ------------
EGYPT -- 0.1%
  Egyptian Co. for Mobile
    Services                          61,095   $    546,110
  Orascom Construction
    Industries                        71,580        579,192
                                               ------------
                                                  1,125,302
                                               ------------
ESTONIA -- 0.1%
  Hansabank, Ltd.                     52,000      1,065,892
                                               ------------
FINLAND -- 0.7%
  Nokia OYJ                          212,300      3,495,995
  UPM-Kymmene OYJ                    144,600      2,110,500
                                               ------------
                                                  5,606,495
                                               ------------
FRANCE -- 8.6%
  Accor SA                            11,700        423,222
  Air Liquide SA                       7,912      1,172,962
  Assurances Generales de
    France                            42,500      1,750,620
  Aventis SA                          33,667      1,852,261
  BNP Paribas SA                      58,600      2,977,711
  Bouygues SA                         69,200      1,910,347
  Carrefour SA                       140,591      6,890,544
  Compagnie de Saint-Gobain          122,200      4,809,024
  Essilor International SA
    Compagnie Generale
    D'Optique                         14,100        568,003
  France Telecom SA                   90,307      2,215,105
  Groupe Danone                        8,000      1,107,003
  L'Oreal SA                          48,840      3,443,624
  Lafarge SA                          24,100      1,411,428
  Pechiney SA                          9,600        344,613
  Pinault-Printemps-Redoute SA        18,617      1,402,443
  Renault SA                          29,600      1,564,943
  Sanofi-Synthelabo SA               141,900      8,310,443
  Schneider Electric SA               24,200      1,137,718
  Societe BIC SA                      14,600        568,361
  Societe Generale Class A            75,300      4,773,156
  Societe Television Francaise
    1                                 80,000      2,462,047
  Suez SA                             54,190        862,490
  Thomson                             40,970        631,849
  Total SA                            81,881     12,374,016
  Valeo SA                            36,307      1,259,125
  Vivendi Universal SA                91,000      1,656,312
                                               ------------
                                                 67,879,370
                                               ------------
GERMANY -- 4.9%
  Allianz AG                          30,029      2,495,922
  BASF AG                             33,193      1,417,950
  Bayer AG                           134,271      3,111,537
  Bayerische Hypo-und
    Vereinsbank AG                   118,771      1,962,650
  Bayerische Motoren Werke AG         55,400      2,131,210
  Continental AG                      93,500      1,962,725
  DaimlerChrysler AG                  16,100        562,045
  Deutsche Bank AG                    15,900      1,031,249
  Deutsche Boerse AG                  13,188        698,609
  Deutsche Telekom AG                 94,100      1,436,105
  E.ON AG                             32,600      1,676,009

                                   SHARES         VALUE
                                 -----------   ------------
  Epcos AG                             3,700   $     47,672
  Metro AG                            69,100      2,233,716
  Muenchener Rueckversicherungs
    AG                                 7,700        785,014
  RWE AG                             129,160      3,899,332
  SAP AG                               6,900        813,750
  SAP AG ADR                             700         20,454
  Schering AG                         16,000        782,343
  Siemens AG                          90,216      4,425,745
  Volkswagen AG                      165,948      7,014,706
                                               ------------
                                                 38,508,743
                                               ------------
GHANA -- 0.2%
  Ashanti Goldfields Co., Ltd.
    GDR*                             184,100      1,467,277
                                               ------------
GREECE -- 0.3%
  Commercial Bank of Greece           19,000        332,951
  Hellenic Tellecommunications
    Organization SA                  130,000      1,537,631
  Piraeus Bank SA                     75,000        566,707
                                               ------------
                                                  2,437,289
                                               ------------
HONG KONG -- 3.8%
  Cheung Kong Holdings, Ltd.         111,000        667,583
  China Merchants Holdings
    International Co., Ltd.          348,000        310,151
  China Mobile, Ltd.               1,421,000      3,352,906
  Citic Pacific, Ltd.                 51,000         93,195
  CLP Holdings, Ltd.               1,150,000      5,028,770
  CNOOC, Ltd.                      1,311,500      1,934,085
  Hang Lung Properties, Ltd.         423,000        382,419
  Hang Seng Bank, Ltd.                67,400        713,056
  Hong Kong & China Gas Co.,
    Ltd.                           4,290,000      5,418,799
  Hongkong Electric Holdings,
    Ltd.                             901,500      3,537,502
  Hongkong Land Holdings, Ltd.       283,000        353,750
  Hutchison Whampoa, Ltd.             92,000        560,391
  Jardine Matheson Holdings,
    Ltd.                             263,600      1,621,140
  Johnson Electric Holdings,
    Ltd.                             542,000        670,712
  Li & Fung, Ltd.                    516,000        665,006
  Shangri-La Asia, Ltd.              463,000        293,897
  Sun Hung Kai Properties, Ltd.      292,485      1,477,779
  Swire Pacific, Ltd. Class A        168,500        736,824
  Wharf Holdings, Ltd.             1,308,000      2,515,988
                                               ------------
                                                 30,333,953
                                               ------------
HUNGARY -- 0.2%
  Matav Rt.                           27,861         95,287
  Matav Rt. ADR                       30,700        528,040
  Mol Magyar Olaj-es Gazipari
    Rt.                                3,419         74,613
  Mol Magyar Olaj-es Gazipari
    Rt. GDR                           24,681        545,450
  OTP Bank Rt.                        31,243        301,832
                                               ------------
                                                  1,545,222
                                               ------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   SHARES         VALUE
                                 -----------   ------------
INDIA -- 0.8%
  Bajaj Auto, Ltd. GDR                21,691   $    264,196
  GAIL India, Ltd. GDR               175,000      2,467,499
  Grasim Industries, Ltd. GDR
    144A                              22,572        243,814
  HDFC Bank, Ltd. ADR                 13,050        244,688
  Hindalco Industries, Ltd. GDR
    144A                              22,097        354,233
  Mahanagar Telephone Nigam,
    Ltd. ADR                          40,100        192,480
  Ranbaxy Laboratories, Ltd.
    GDR                               74,000      1,434,120
  Reliance Industries, Ltd. GDR
    144A                              32,200        462,070
  Satyam Computer Services,
    Ltd. ADR                          26,500        263,145
  State Bank of India, Ltd. GDR       15,325        313,856
  Tata Engineering & Locomotive
    Co., Ltd. GDR                     79,302        337,295
                                               ------------
                                                  6,577,396
                                               ------------
INDONESIA -- 0.4%
  PT Bank Mandiri Persero*+          515,000         42,136
  PT Ramayana Lestari Sentosa
    TBK                            1,790,200        699,805
  PT Telekomunikasi Indonesia
    TBK                            2,574,400      1,443,225
  PT Unilever Indonesia TBK          300,000        970,909
                                               ------------
                                                  3,156,075
                                               ------------
IRELAND -- 0.5%
  Allied Irish Banks PLC             105,000      1,568,694
  CRH PLC                            136,662      2,148,194
                                               ------------
                                                  3,716,888
                                               ------------
ISRAEL -- 0.3%
  Bank Hapoalim, Ltd.*                53,000        112,521
  Check Point Software
    Technologies, Ltd.*               38,900        760,495
  Orbotech, Ltd.*                     24,000        399,120
  Teva Pharmaceutical
    Industries, Ltd. ADR              13,400        762,862
                                               ------------
                                                  2,034,998
                                               ------------
ITALY -- 2.8%
  Assicurazioni Generali SpA          14,100        326,747
  Banca Intesa SpA                 2,224,977      7,115,777
  Ente Nazionale Idrocarburi
    SpA                              491,413      7,431,972
  Mediaset SpA                       506,723      4,288,542
  Telecom Italia Mobile SpA          360,324      1,775,097
  Telecom Italia SpA                 154,710      1,399,962
                                               ------------
                                                 22,338,097
                                               ------------
JAPAN -- 19.6%
  Advantest Corporation               51,600      2,286,171
  Aeon Co., Ltd.                      64,000      1,465,751
  Aiful Corporation                    7,605        324,277
  Bridgestone Corporation            169,000      2,294,150
  Canon, Inc.                        298,000     13,674,620

                                   SHARES         VALUE
                                 -----------   ------------
  Chugai Pharmaceutical Co.,
    Ltd.                              35,400   $    402,129
  Dai Nippon Printing Co., Ltd.      161,000      1,702,853
  Daiwa Securities Group, Inc.       134,000        770,019
  Denso Corporation                  208,200      3,299,643
  Eisai Co., Ltd.                    267,100      5,494,375
  Fanuc, Ltd.                         71,900      3,562,815
  Fuji Machine Manufacturing
    Co., Ltd.                         65,000        752,446
  Fuji Photo Film Co., Ltd.          154,000      4,450,386
  Fujisawa Pharmaceutical Co.,
    Ltd.                             140,000      2,623,361
  Hirose Electric Co., Ltd.           41,000      3,390,631
  Hitachi, Ltd.                      594,000      2,517,976
  Honda Motor Co., Ltd.              187,900      7,120,091
  Hoya Corporation                    11,900        819,596
  Ito-Yokado Co., Ltd.               131,000      3,136,582
  Japan Airlines System
    Corporation                      102,000        222,561
  Japan Telecom Holdings Co.,
    Ltd.                                 652      1,981,929
  JFE Holdings, Inc.                  43,500        652,092
  Kansai Electric Power Co.,
    Inc. (The)                        25,000        394,337
  Kao Corporation                    188,000      3,499,313
  Keyence Corporation                 24,400      4,470,540
  Matsushita Electric
    Industrial Co., Ltd.             402,686      3,987,455
  Millea Holdings, Inc.*                 535      4,090,194
  Mitsubishi Corporation              51,000        353,804
  Mitsubishi Estate Co., Ltd.        590,000      3,994,754
  Mitsubishi Heavy Industries,
    Ltd.                             142,000        367,787
  Mitsubishi Motors
    Corporation*                     180,000        406,246
  Mitsubishi Tokyo Financial
    Group, Inc.                          370      1,673,204
  Mitsui Fudosan Co., Ltd.           120,000        766,521
  Mitsui Sumitomo Insurance
    Co., Ltd.                         78,000        361,824
  Murata Manufacturing Co.,
    Ltd.                              76,700      3,014,983
  NEC Corporation                    179,000        894,441
  Nidec Corporation*                   4,200        277,377
  Nikko Cordial Corporation          656,000      2,633,288
  Nintendo Co., Ltd.                  14,600      1,061,487
  Nippon Telegraph & Telephone
    Corporation                          500      1,961,274
  Nippon Yusen Kabushiki Kaisha      277,000      1,079,625
  Nissan Motor Co., Ltd.             616,400      5,893,211
  Nitto Denko Corporation             16,700        546,583
  Nomura Holdings, Inc.               65,000        824,984
  NTT DoCoMo, Inc.                     1,892      4,096,773
  ORIX Corporation                    36,700      2,029,465
  Pioneer Corporation                 28,000        629,607
  Rohm Co., Ltd.                      52,310      5,702,586
  Sankyo Co. Ltd.                     37,000        441,874
  Secom Co., Ltd.                     70,000      2,052,051
  Sekisui House, Ltd.                113,000        856,381

                       See Notes to Financial Statements.

                                   SHARES         VALUE
                                 -----------   ------------
  Shimamura Co., Ltd.                  5,500   $    303,685
  Shin-Etsu Chemical Co., Ltd.       157,500      5,377,889
  Shionogi & Co., Ltd.                87,000      1,178,838
  SMC Corporation                      3,600        303,111
  Sony Corporation                    65,700      1,849,394
  Sumitomo Chemical Co., Ltd.        312,000        979,588
  Suzuki Motor Corporation           105,000      1,365,896
  Takeda Chemical Industries,
    Ltd.                             168,000      6,198,127
  TDK Corporation                     13,100        646,954
  Terumo Corporation                  50,200        834,054
  Tokyo Electron, Ltd.                39,500      1,871,789
  Tokyu Corporation                  161,000        518,901
  Toray Industries, Inc.             239,000        555,328
  Toyota Motor Corporation           159,400      4,128,537
  West Japan Railway Co.                 483      1,830,231
  Yahoo Japan Corporation*                35        568,395
  Yamanouchi Pharmaceutical
    Co., Ltd.                        168,700      4,397,510
  Yamato Transport Co., Ltd.          22,000        243,498
                                               ------------
                                                154,458,148
                                               ------------
JORDAN -- 0.0%
  Arab Bank PLC                          900        273,558
                                               ------------
LUXEMBOURG -- 0.1%
  SES Global                          48,100        312,079
  Tenaris SA ADR*                      7,042        179,571
                                               ------------
                                                    491,650
                                               ------------
MALAYSIA -- 0.4%
  Hong Leong Bank BHD                229,000        278,417
  Malaysian Oxygen BHD               167,000        461,450
  Maxis Communications BHD           108,100        162,151
  OYL Industries BHD                 109,000        738,623
  Public Bank BHD                  1,678,000      1,219,401
  Road Builder M Holdings BHD        185,000        171,369
  Transmile Group BHD                420,000        371,370
                                               ------------
                                                  3,402,781
                                               ------------
MEXICO -- 1.5%
  America Movil SA de CV ADR
    Series L                          74,300      1,393,125
  Cemex SA de CV                     192,167        859,072
  Cemex SA de CV ADR                  57,482      1,281,274
  Coca-Cola Femsa SA de CV ADR*       34,200        735,300
  Grupo Financiero Bancomer SA
    de CV Series B*                1,305,600      1,105,950
  Grupo Financiero Banorte SA
    de CV Class O                     55,000        155,650
  Grupo Televisa SA ADR               22,300        769,350
  Kimberly-Clark de Mexico SA
    de CV Class A                    242,400        651,112
  Telefonos de Mexico SA de CV
    ADR Class L                      133,822      4,204,686

                                   SHARES         VALUE
                                 -----------   ------------
  Wal-Mart de Mexico SA de CV
    Series C                         110,000   $    296,527
  Wal-Mart de Mexico SA de CV
    Series V                         274,698        811,918
                                               ------------
                                                 12,263,964
                                               ------------
NETHERLANDS -- 6.3%
  ABN AMRO Holding NV*               193,547      3,700,601
  Aegon NV                           355,602      3,560,839
  Akzo Nobel NV                       41,000      1,086,654
  ASML Holding NV*                    45,300        430,205
  CSM NV                             160,000      3,525,872
  Gucci Group NV                      12,031      1,179,038
  Hagemeyer NV                       135,000        519,338
  IHC Caland NV                       55,000      2,808,043
  ING Groep NV                       217,599      3,780,658
  Koninklijke Numico NV               74,600      1,147,930
  Koninklijke Philips
    Electronics NV                    92,100      1,751,649
  Reed Elsevier NV                   238,274      2,810,080
  Royal Dutch Petroleum Co.          267,988     12,441,405
  Royal KPN NV*                      492,212      3,487,458
  TPG NV                              76,000      1,319,584
  Unilever NV                         41,372      2,219,632
  VNU NV                             146,520      4,514,287
                                               ------------
                                                 50,283,273
                                               ------------
NEW ZEALAND -- 0.6%
  Carter Holt Harvey, Ltd.           274,829        288,010
  Telecom Corporation of New
    Zealand, Ltd.                  1,555,636      4,772,331
                                               ------------
                                                  5,060,341
                                               ------------
NORWAY -- 0.5%
  Norsk Hydro ASA                     49,000      2,409,813
  Norske Skogindustrier ASA           19,100        285,770
  Statoil ASA                        144,000      1,226,865
                                               ------------
                                                  3,922,448
                                               ------------
PERU -- 0.1%
  Compania de Minas
    Buenaventura SA ADR               20,300        610,827
                                               ------------
PHILIPPINES -- 0.1%
  ABS-CBN Broadcasting
    Corporation*                     223,500         76,319
  Bank of the Philippine
    Islands                          347,800        299,351
  SM Prime Holdings, Inc.            996,000        109,952
                                               ------------
                                                    485,622
                                               ------------
POLAND -- 0.0%
  Bank Pekao SA                        8,680        224,580
  Polski Koncern Naftowy Orlen
    GDR                                6,090         59,127
                                               ------------
                                                    283,707
                                               ------------
PORTUGAL -- 0.0%
  Portugal Telecom SGPS SA            44,600        319,588
                                               ------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   SHARES         VALUE
                                 -----------   ------------
RUSSIA -- 0.7%
  LUKOIL ADR                          26,672   $  2,107,088
  Lukoil Holdings ADR 144A             1,900        150,100
  Mining and Metallurgical Co.
    Norilsk Nickel ADR                38,700      1,323,540
  Mobile Telesystems ADR*             20,300      1,197,700
  Wimm-Bill-Dann Foods OJSC
    ADR*                              11,500        233,450
  YUKOS ADR                           11,000        616,000
                                               ------------
                                                  5,627,878
                                               ------------
SINGAPORE -- 1.1%
  DBS Group Holdings, Ltd. ADR
    144A                             124,000        725,264
  Oversea-Chinese Banking
    Corporation, Ltd.                346,000      1,964,770
  Singapore Airlines, Ltd.            78,000        460,642
  Singapore Telecommunications,
    Ltd.                           3,246,800      2,783,993
  United Overseas Bank, Ltd.         341,000      2,401,109
  Venture Corporation, Ltd.           42,000        383,982
                                               ------------
                                                  8,719,760
                                               ------------
SOUTH AFRICA -- 1.3%
  ABSA Group, Ltd.                    80,500        376,667
  Alexander Forbes, Ltd.             400,000        585,885
  Anglo American Platinum
    Corporation, Ltd.                  2,130         67,076
  Anglo American PLC                 203,948      3,147,203
  AngloGold, Ltd.                      2,800         88,362
  FirstRand, Ltd.                    305,400        310,686
  Gold Fields, Ltd.                   26,900        320,830
  Impala Platinum Holdings,
    Ltd.                               3,370        200,136
  Iscor, Ltd.                        107,300        228,602
  M-Cell, Ltd.*                      571,800      1,239,532
  Nedcor, Ltd.                        18,000        214,514
  Old Mutual PLC                      97,800        143,900
  Pick'n Pay Stores, Ltd.             97,200        176,021
  Sanlam, Ltd.                       254,400        237,124
  Sasol, Ltd.                        148,800      1,655,422
  Standard Bank Investment
    Corporation, Ltd.                135,000        589,613
  Venfin, Ltd.*                      199,900        447,179
                                               ------------
                                                 10,028,752
                                               ------------
SOUTH KOREA -- 2.5%
  Hyundai Mobis                       20,280        520,370
  Hyundai Motor Co., Ltd.*            24,560        649,725
  Kia Motors Corporation              18,190        134,008
  Kookmin Bank                        74,320      2,239,866
  Kookmin Bank ADR                    25,378        767,685
  Kookmin Credit Card Co., Ltd.       14,000        190,456
  Korea Electric Power
    Corporation                       52,300        827,518
  KT Corporation                      25,590      1,000,463
  KT Corporation ADR                  13,950        274,955
  KT Freetel*                         24,000        501,298
  LG Chem, Ltd.                        2,570        103,273

                                   SHARES         VALUE
                                 -----------   ------------
  LG Electronics, Inc.                 4,470   $    186,359
  LG Engineering & Construction
    Corporation                       21,270        367,707
  POSCO                                3,640        377,865
  POSCO ADR                            5,100        133,569
  S-Oil Corporation                   37,700        647,007
  S1 Corporation                      39,280        743,179
  Samsung Electronics Co., Ltd.       12,030      3,575,260
  Samsung Electronics Co., Ltd.
    GDR                               10,209        736,342
  Samsung Electronics Co., Ltd.
    GDR 144A                          13,359      1,985,117
  Samsung Fire & Marine
    Insurance Co., Ltd.               14,400        700,410
  Shinhan Financial Group Co.,
    Ltd.                              10,100        105,270
  Shinsegae Co., Ltd.                  8,440      1,317,756
  SK Telecom Co., Ltd.                 3,350        572,122
  SK Telecom Co., Ltd. ADR            33,055        623,417
  Tae Young Corporation               10,000        344,077
                                               ------------
                                                 19,625,074
                                               ------------
SPAIN -- 3.2%
  Acerinox SA                         15,439        590,030
  Banco Bilbao Vizcaya
    Argentaria SA                    303,112      3,184,900
  Banco Santander Central
    Hispano SA                       367,608      3,220,929
  Endesa SA                          156,870      2,626,449
  Grupo Dragados SA                   67,512      1,359,047
  Iberdrola SA                       205,800      3,563,841
  Inditex SA                          65,100      1,637,181
  Repsol YPF SA                       34,000        551,296
  Telefonica SA*                     727,445      8,445,454
                                               ------------
                                                 25,179,127
                                               ------------
SRI LANKA -- 0.1%
  DFCC Bank*                         168,000        518,759
                                               ------------
SWEDEN -- 1.8%
  Assa Abloy AB Class B               79,374        768,462
  Autoliv, Inc. AB                    24,291        653,936
  Electrolux AB Class B               91,900      1,813,907
  ForeningsSparbanken AB              81,600      1,126,406
  Hennes & Mauritz AB Class B        144,200      3,314,557
  Nordea AB                          400,000      1,947,420
  Sandvik AB                          50,900      1,332,123
  Svenska Handelsbanken Class A       24,900        407,486
  TeliaSonera AB                     255,193      1,058,399
  Volvo AB Class B                    69,500      1,528,058
                                               ------------
                                                 13,950,754
                                               ------------
SWITZERLAND -- 3.6%
  Adecco SA                           31,779      1,309,129
  Compagnie Financiere
    Richemont AG Class A             102,849      1,662,847
  Credit Suisse Group                 74,358      1,957,020
  Holcim, Ltd.                        39,211      1,448,839
  Nestle SA                           32,600      6,726,786

                       See Notes to Financial Statements.

                                   SHARES         VALUE
                                 -----------   ------------
  Novartis AG                        186,954   $  7,397,889
  Roche Holding AG                    12,500        980,499
  STMicroelectronics NV               55,800      1,161,744
  Swiss Reinsurance                   41,584      2,304,014
  Swisscom AG                          7,070      2,009,501
  Synthes-Stratec, Inc.                  542        389,332
  UBS AG                              21,604      1,201,782
                                               ------------
                                                 28,549,382
                                               ------------
TAIWAN -- 0.9%
  Chinatrust Financial Holding
    Co., Ltd.                        405,000        326,481
  Compal Electronics, Inc.           251,000        336,504
  Faraday Technology
    Corporation*                     190,000        455,649
  Fubon Financial Holding Co.,
    Ltd.*                            563,000        450,595
  HON HAI Precision Industry
    Co., Ltd.                         80,000        290,090
  MediaTek, Inc.                      44,000        441,144
  Phoenixtec Power Co., Ltd.         321,000        269,896
  President Chain Store
    Corporation                      141,000        189,439
  Sunplus Technology Co., Ltd.       165,000        214,533
  Taishin Financial Holdings
    Co., Ltd.*                       488,000        253,799
  Taiwan Semiconductor
    Manufacturing Co., Ltd.*       2,093,000      3,447,010
  United Microelectronics
    Corporation*                     249,000        160,436
                                               ------------
                                                  6,835,576
                                               ------------
THAILAND -- 0.3%
  Advanced Info Service Public
    Co., Ltd.                        427,000        619,577
  Bangkok Bank Public Co.,
    Ltd.*                            205,400        329,793
  BEC World Public Co., Ltd.          77,700        443,578
  PTT Exploration and
    Production Public Co., Ltd.      197,900        757,894
  PTT Public Co., Ltd.               151,400        239,489
  Siam Commercial Bank Public
    Co., Ltd.*                        58,300         49,924
                                               ------------
                                                  2,440,255
                                               ------------
TURKEY -- 0.1%
  Akbank TAS                      48,291,250        143,060
  Enka Insaat Ve Sanayi AS         1,172,402         40,314
  Hurriyet Gazetecilik Ve
    Matbaacilik AS*               60,362,127        104,311
  Migros Turk TAS                 48,090,000        478,270
  Turkcell Iletisim Hizmetleri
    AS*                            4,606,570         30,868
  Turkcell Iletisim Hizmetleri
    AS ADR*                            4,358         73,650
  Turkiye Garanti Bankasi AS*     68,084,179         92,204
                                               ------------
                                                    962,677
                                               ------------

                                   SHARES         VALUE
                                 -----------   ------------
UNITED KINGDOM -- 17.4%
  Antofagasta PLC                    175,000   $  1,775,990
  ARM Holdings PLC*                  110,000        121,617
  AstraZeneca PLC                    220,694      8,911,967
  Aviva PLC                          189,663      1,316,843
  BAA PLC                            324,826      2,629,161
  BAE Systems PLC                  1,058,854      2,489,879
  Barclays PLC                       117,200        870,297
  BG Group PLC                     2,247,218      9,956,734
  BHP Billiton PLC                   198,163      1,043,135
  BOC Group PLC                      134,300      1,723,073
  Boots Group PLC                    437,534      4,682,191
  BP PLC                             271,283      1,881,298
  Brambles Industries PLC            638,524      1,728,019
  British Airways PLC                850,400      2,126,000
  British Sky Broadcasting PLC*      299,252      3,315,969
  Cable & Wireless PLC               815,418      1,520,499
  Cadbury Schweppes PLC              300,000      1,772,277
  Centrica PLC                       636,500      1,845,955
  Compass Group PLC                   45,400        244,793
  Dimension Data Holdings PLC*       436,700        156,736
  GKN PLC                            503,116      1,847,249
  GlaxoSmithKline PLC                243,818      4,920,617
  GUS PLC                            420,400      4,710,422
  Hays PLC                           589,300        933,545
  HBOS PLC                           481,461      6,232,776
  HSBC Holdings PLC                  379,673      4,485,905
  Intercontinental Hotels Group
    PLC*                             408,484      2,898,484
  Johnson Matthey PLC                125,000      1,821,370
  Kingfisher PLC                     699,531      3,200,412
  Lloyds TSB Group PLC               699,953      4,969,551
  Marks & Spencer Group PLC          336,190      1,751,683
  mmO2 PLC*                          497,500        465,893
  National Grid Transco PLC          135,500        918,985
  Next PLC                           382,503      6,479,198
  Northumbrian Water Group PLC*      464,416        885,149
  Pearson PLC                        158,300      1,478,512
  Peninsular & Oriental Steam
    Navigation Co. (The)             220,400        854,686
  Prudential PLC                      69,800        422,716
  Reckitt Benckiser PLC              181,720      3,334,532
  Reed Elsevier PLC                  429,411      3,573,110
  Reuters Group PLC                  111,900        324,528
  Rio Tinto PLC                      143,877      2,706,597
  Royal Bank of Scotland Group
    PLC                              200,964      5,637,604
  Scottish Power PLC                 100,400        603,063
  Shell Transport & Trading Co.
    PLC                              640,000      4,224,422
  Smith & Nephew PLC                 189,633      1,089,764
  Smiths Group PLC                   151,700      1,759,820
  Standard Chartered PLC              99,600      1,209,663
  Trinity Mirror PLC                 197,000      1,396,229
  Unilever PLC                       295,500      2,352,785

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   SHARES         VALUE
                                 -----------   ------------
  Vodafone Group PLC               4,920,566   $  9,621,900
  Xstrata PLC                        110,000        730,611
                                               ------------
                                                137,954,214
                                               ------------
VENEZUELA -- 0.0%
  Compania Anonima Nacional
    Telefonos de Venezuela ADR         2,001         24,992
                                               ------------
TOTAL FOREIGN COMMON STOCK
  (Cost $791,194,642)                           756,742,748
                                               ------------
FOREIGN PREFERRED STOCK -- 0.2%
BRAZIL -- 0.1%
  Companhia de Tecidos do Norte
    de Minas -- Coteminas          4,986,860        347,636
  Gerdau SA                           19,500        223,614
  Investimentos Itau SA
    (Preferred Receipts)*              7,412          5,839
  Investimentos Itau SA              250,000        196,932
                                               ------------
                                                    774,021
                                               ------------
JAPAN -- 0.1%
  SMFG Finance, Ltd. 144A         78,000,000        601,686
                                               ------------
TOTAL FOREIGN PREFERRED STOCK
  (Cost $1,181,907)                               1,375,707
                                               ------------

                                   SHARES         VALUE
                                 -----------   ------------
RIGHTS -- 0.0%
FRANCE
  Lafarge SA, Strike price 41
    Euros, 07/02/03*
  (Cost $0)                           24,100   $     65,036
                                               ------------
SHORT-TERM INVESTMENTS -- 12.4%
  AB Funds Trust -- Money
    Market Fund (Affiliated
    Fund)                         30,237,796     30,237,796
  Northern Institutional Liquid
    Assets Portfolio sec.         68,154,450     68,154,450
                                               ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $98,392,246)                             98,392,246
                                               ------------
TOTAL INVESTMENTS -- 108.1%
  (Cost $890,931,787)                           856,781,146
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (8.1%)                              (64,317,294)
                                               ------------
NET ASSETS -- 100.0%                           $792,463,852
                                               ============

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS DEFINITIONS AND ABBREVIATIONS

ADR     --   American Depository Receipt
CONV    --   Convertible
GDR     --   Global Depository Receipt
IO      --   Interest Only. Principal amount shown
             is notional.
PO      --   Principal Only
REIT    --   Real Estate Investment Trust
STEP    --   Stepped Coupon Bonds(1)
STRIP   --   Stripped Security.
TRACER  --   Tracking Certificate
sec.    --   Security purchased with the cash
             proceeds from securities loaned.
*       --   Non-income producing security.
#       --   Security in default.
++      --   Variable rate security(1).
++++    --   All or a portion of the security was
             held as collateral for open futures,
             options and/or swap contracts.
@       --   Illiquid.
+       --   Security is valued at fair value.
(A)     --   Par is denominated in Australian
             Dollars.
(C)     --   Par is denominated in Canadian
             Dollars.
(E)     --   Par is denominated in European Euros.
(K)     --   Par is denominated in Norwegian Krone.
(M)     --   Par is denominated in Mexican Pesos.
(N)     --   Par is denominated in New Zealand
             Dollars.
(P)     --   Par is denominated in Polish Zloty.
(S)     --   Par is denominated in Swiss Francs.
144A    --   Security was purchased pursuant to
             Rule 144A under the Securities Act of
             1933 and may not be resold subject to
             that rule except to qualified
             institutional buyers.
(a)     --   Counterparty to contract is Goldman
             Sachs Capital Markets, LP.
(b)     --   Counterparty to contract is UBS AG.
(c)     --   Counterparty to contract is Salomon
             Brothers, Inc.
(d)     --   Counterparty to contract is Merrill
             Lynch International.
(e)     --   Counterparty to contract is Lehman
             Brothers Special Financing, Inc.
(f)     --   Counterparty to contract is Citibank
             NA. London.
(g)     --   Counterparty to contract is JPMorgan
             Chase Bank.
(h)     --   Counterparty to contract is Merrill
             Lynch Capital Services, Inc.

(1) Interest rates shown reflect the rates currently in effect.
(2) Interest rates shown reflect the effective yields as of June 30, 2003.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                  MONEY        LOW-DURATION   MEDIUM-DURATION
                       JUNE 30, 2003                           MARKET FUND      BOND FUND        BOND FUND
                       -------------                          --------------   ------------   ---------------
ASSETS
Investments at value (1)(2)                                   $1,059,732,508   $836,202,239   $1,120,353,201
Options purchased at value (3)                                            --            --            38,634
Cash                                                                     969     3,207,572         1,943,874
Foreign currency (4)                                                      --       340,058         4,709,692
Receivables:
  Dividends and reclaims                                                  --        13,994            62,483
  Interest                                                         2,203,004     5,148,402         7,404,210
  Interest on swaps                                                       --            --           249,333
  Investment securities sold                                              --     7,918,018       138,710,165
  Maturities                                                              --       507,138             2,575
  Fund shares sold                                                 6,294,040       225,208           136,573
  Variation margin                                                        --        67,197           133,389
  Securities lending                                                   1,567        25,208            17,244
  Realized gain from forward contract                                     --            --            21,832
  Unrealized appreciation on foreign currency exchange
    contracts                                                             --        13,430           398,815
  Unrealized appreciation on swap agreements                              --       467,553         4,839,234
Prepaid expenses and other assets                                     25,263        24,890            24,532
                                                              --------------   ------------   --------------
  Total Assets                                                 1,068,257,351   854,160,907     1,279,045,786
                                                              --------------   ------------   --------------
LIABILITIES
Cash overdraft                                                            --            --                --
Options written at value (5)                                              --       714,917         2,855,603
Unrealized depreciation on foreign currency exchange
  contracts                                                               --       329,131           393,464
Unrealized depreciation on swap agreements                                --            --         5,139,206
Collateral held for securities on loan at value                  130,579,380       314,325        87,295,263
Payables:
  Investment securities purchased                                         --    54,103,909       385,730,089
  Fund shares purchased                                            6,820,269         3,861           486,381
  Interest on swaps                                                       --            --           194,508
  Variation margin                                                        --         5,469            96,603
  Distributions                                                       20,467            51                --
  Securities lending                                                     470         7,562             5,173
Accrued expenses
  Advisory fee payable                                               101,723        97,445            97,618
  Distribution fee payable                                               679         1,891             1,841
  Other accrued expenses                                             252,307       334,002           371,123
Other liabilities                                                         --            --                --
                                                              --------------   ------------   --------------
  Total Liabilities                                              137,775,295    55,912,563       482,666,872
                                                              --------------   ------------   --------------
NET ASSETS                                                    $  930,482,056   $798,248,344   $  796,378,914
                                                              ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in-capital                                               $  930,491,527   $775,416,231   $  749,506,467
Undistributed net investment income (loss)                                --     2,286,122         4,483,117
Accumulated net realized gain (loss) on investments, foreign
  currency related items and derivative transactions                  (9,471)    6,235,698        10,267,868
Net unrealized appreciation (depreciation) on investments,
  foreign currency translations and derivative transactions               --    14,310,293        32,121,462
                                                              --------------   ------------   --------------
NET ASSETS                                                    $  930,482,056   $798,248,344   $  796,378,914
                                                              ==============   ============   ==============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Retail Class                     $    8,285,478   $23,001,002    $   22,536,716
                                                              --------------   ------------   --------------
Retail shares outstanding                                          8,287,672     2,334,579         2,294,891
                                                              --------------   ------------   --------------
  Net asset value, offering price and redemption price per
    retail share                                              $         1.00   $      9.85    $         9.82
                                                              ==============   ============   ==============
Net assets applicable to the Retirement Class                 $  916,417,477   $764,907,866   $  759,592,418
                                                              --------------   ------------   --------------
Retirement shares outstanding                                    916,389,498    57,525,941        54,067,914
                                                              --------------   ------------   --------------
  Net asset value, offering price and redemption price per
    retirement share                                          $         1.00   $     13.30    $        14.05
                                                              ==============   ============   ==============
Net assets applicable to the Institutional class              $    5,779,101   $10,339,476    $   14,249,780
                                                              --------------   ------------   --------------
Institutional shares outstanding                                   5,779,851     1,053,023         1,459,570
                                                              --------------   ------------   --------------
  Net asset value, offering price and redemption price per
    institutional share                                       $         1.00   $      9.82    $         9.76
                                                              ==============   ============   ==============
---------------
(1) Investments at cost                                       $1,059,732,508   $821,555,181   $1,088,325,551
                                                              ==============   ============   ==============
(2) Includes securities loaned of:                               162,270,846    79,948,007       163,473,669
                                                              ==============   ============   ==============
(3) Premiums paid on options purchased                                    --            --            20,856
                                                              ==============   ============   ==============
(4) Foreign currency at cost                                              --       345,418         4,613,471
                                                              ==============   ============   ==============
(5) Premiums received on options written                                  --      (400,920)       (1,845,041)
                                                              ==============   ============   ==============

                       See Notes to Financial Statements.

    EXTENDED-DURATION      EQUITY          VALUE            GROWTH        SMALL CAP     INTERNATIONAL
        BOND FUND        INDEX FUND     EQUITY FUND      EQUITY FUND     EQUITY FUND     EQUITY FUND
    -----------------   ------------   --------------   --------------   ------------   -------------
      $489,221,979      $392,566,237   $1,137,122,235   $1,278,647,689   $380,317,086   $ 856,781,146
                --                --               --               --             --              --
                --                --               --               --             --              --
                --                --               --               --             --       1,895,322
             4,357           453,858        2,196,342          800,189        113,644       2,457,802
         6,095,324                --                0               --            196           6,309
                --                --               --               --             --              --
                --                --        3,330,057        1,141,992      2,138,846       2,343,908
                --                --               --               --             --              --
         2,016,565           120,267          118,191          338,917         78,310       1,055,424
                --                --               --               --         14,883              --
             9,593             3,566           14,574           11,381         15,201          55,670
                --                --               --               --             --              --
                --                --               --               --             --         522,113
                --                --               --               --             --              --
            24,752            24,305           24,030           24,605         24,510          24,358
      ------------      ------------   --------------   --------------   ------------   -------------
       497,372,570       393,168,233    1,142,805,429    1,280,964,773    382,702,676     865,142,052
      ------------      ------------   --------------   --------------   ------------   -------------
                --                --          383,767               --             --              --
                --                --               --               --             --              --
                --                --               --               --             --              --
                --                --               --               --             --              --
        37,915,051        19,105,216       74,211,756       67,428,296     80,189,573      68,154,450
           247,500                --        4,699,041        2,503,408      2,166,062       3,582,383
         1,201,012            65,486          103,404            1,105      1,706,009           1,187
                --                --               --               --             --              --
                --                --              658              204             --              --
                --                --               --               --             --              --
             2,878             1,070            4,372            3,414          4,560          16,701
            97,992            31,584          349,910          385,716         38,051         238,500
             2,456             1,216            1,326            1,238          1,275           1,288
           200,657           111,140          497,625          568,285        314,351         678,749
            29,559             3,608              521            1,409          1,095           4,942
      ------------      ------------   --------------   --------------   ------------   -------------
        39,697,105        19,319,320       80,252,380       70,893,075     84,420,976      72,678,200
      ------------      ------------   --------------   --------------   ------------   -------------
      $457,675,465      $373,848,913   $1,062,553,049   $1,210,071,698   $298,281,700   $ 792,463,852
      ============      ============   ==============   ==============   ============   =============
      $396,933,846      $399,479,793   $1,167,434,839   $1,554,079,933   $313,903,282   $ 935,087,877
         2,683,235           543,574          799,414          179,376       (397,204)      9,362,519
        13,858,516        (9,529,834)    (102,223,364)    (307,308,157)   (45,584,208)   (118,387,747)
        44,199,868       (16,644,620)      (3,457,840)     (36,879,454)    30,359,830     (33,598,797)
      ------------      ------------   --------------   --------------   ------------   -------------
      $457,675,465      $373,848,913   $1,062,553,049   $1,210,071,698   $298,281,700   $ 792,463,852
      ============      ============   ==============   ==============   ============   =============
      $ 29,528,424      $ 14,619,812   $   16,127,231   $   14,985,978   $ 15,589,409   $  15,607,756
      ------------      ------------   --------------   --------------   ------------   -------------
         2,855,770         1,818,318        1,887,089        1,867,102      1,696,439       1,751,987
      ------------      ------------   --------------   --------------   ------------   -------------
      $      10.34      $       8.04   $         8.55   $         8.03   $       9.19   $        8.91
      ============      ============   ==============   ==============   ============   =============
      $417,836,529      $353,107,921   $1,036,125,483   $1,185,618,755   $275,832,652   $ 767,440,367
      ------------      ------------   --------------   --------------   ------------   -------------
        26,316,566        26,639,626       78,868,508       92,353,612     22,884,165      72,952,423
      ------------      ------------   --------------   --------------   ------------   -------------
      $      15.88      $      13.25   $        13.14   $        12.84   $      12.05   $       10.52
      ============      ============   ==============   ==============   ============   =============
      $ 10,310,512      $  6,121,180   $   10,300,335   $    9,466,965   $  6,859,639   $   9,415,729
      ------------      ------------   --------------   --------------   ------------   -------------
           996,647           765,473        1,200,892        1,171,458        740,560       1,046,171
      ------------      ------------   --------------   --------------   ------------   -------------
      $      10.35      $       8.00   $         8.58   $         8.08   $       9.26   $        9.00
      ============      ============   ==============   ==============   ============   =============
      $445,023,906      $409,060,321   $1,139,862,999   $1,314,240,943   $349,653,685   $ 890,931,787
      ============      ============   ==============   ==============   ============   =============
        88,559,452        19,013,091       76,616,086       81,574,555     79,440,483      67,227,166
      ============      ============   ==============   ==============   ============   =============
                --                --               --               --             --              --
      ============      ============   ==============   ==============   ============   =============
                --                --               --               --             --       1,926,457
      ============      ============   ==============   ==============   ============   =============
                --                --               --               --             --              --
      ============      ============   ==============   ==============   ============   =============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                   MONEY       LOW-DURATION    MEDIUM-DURATION
FOR THE SIX MONTHS ENDED JUNE 30, 2003                          MARKET FUND     BOND FUND         BOND FUND
--------------------------------------                          -----------    ------------    ---------------
INVESTMENT INCOME
  Dividends                                                     $       --     $        --       $        --
  Income distributions received from affiliated funds                   --         147,347           362,978
  Interest                                                       6,565,109      13,231,583        18,798,030
  Securities Lending                                                11,575         116,968            67,386
     Less foreign taxes withheld                                        --              --           (11,439)
                                                                ----------     -----------       -----------
Total Investment Income                                          6,576,684      13,495,898        19,216,955
                                                                ----------     -----------       -----------
EXPENSES
  Investment advisory fees                                         946,012       1,617,324         1,747,316
  Transfer agent fees
     Retail shares                                                   9,642           7,956             8,582
     Retirement shares                                              13,960           9,765             9,882
     Institutional shares                                            1,801           1,794             1,802
  Custodian fees                                                    10,180          30,965            75,766
  Distribution fees -- Retail shares                                 6,243          10,966            10,364
  Shareholders servicing fees:
     Retail shares                                                   9,361          16,426            15,517
     Retirement shares                                             859,615         722,085           730,049
  Accounting and administration fees                               174,007         170,943           187,683
  Professional fees                                                 23,872          23,872            23,872
  Registration fees                                                  6,358           6,164             6,065
  Shareholder reporting fees
     Retail shares                                                   7,305           3,696             5,078
     Retirement shares                                                 (50)           (446)             (442)
     Institutional shares                                               60              29                60
  Trustee fees                                                       1,510           1,366             1,379
  Line of credit facility fees                                       3,620           3,291             3,292
  Other expenses                                                     7,613           8,762            12,991
                                                                ----------     -----------       -----------
Total expenses                                                   2,081,109       2,634,958         2,839,256
Expenses waived                                                    (21,863)       (209,387)         (340,062)
Fees paid indirectly                                                (4,179)        (15,013)           (5,887)
                                                                ----------     -----------       -----------
Net expenses                                                     2,055,067       2,410,558         2,493,307
                                                                ----------     -----------       -----------
NET INVESTMENT INCOME (LOSS)                                     4,521,617      11,085,340        16,723,648
                                                                ----------     -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investment securities                                         $  (10,148)    $ 5,056,709       $17,302,283
  Futures transactions                                                  --       1,112,946         6,369,494
  Swap agreements                                                       --         313,324        (7,815,937)
  Option contracts                                                      --         255,110          (364,064)
  Foreign currency transactions                                         --      (1,338,846)       (5,690,656)
                                                                ----------     -----------       -----------
Net realized gain (loss)                                           (10,148)      5,399,243         9,801,120
                                                                ----------     -----------       -----------
Net change in unrealized appreciation (depreciation) on:
  Investment securities                                                 --         629,087        12,885,956
  Futures transactions                                                  --        (680,852)       (1,544,873)
  Swap agreements                                                       --         257,217         2,986,906
  Option contracts                                                      --        (313,998)         (440,408)
  Foreign currency translations                                         --        (192,630)        2,101,747
                                                                ----------     -----------       -----------
Net change in unrealized appreciation (depreciation)                    --        (301,176)       15,989,328
                                                                ----------     -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                            (10,148)      5,098,067        25,790,448
                                                                ----------     -----------       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $4,511,469     $16,183,407       $42,514,096
                                                                ==========     ===========       ===========

                       See Notes to Financial Statements.

    EXTENDED-DURATION     EQUITY         VALUE          GROWTH       SMALL CAP    INTERNATIONAL
        BOND FUND       INDEX FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND
    -----------------   -----------   ------------   ------------   -----------   -------------
       $    34,063      $ 2,783,531   $ 12,759,039   $  4,752,043   $   943,908   $ 14,341,627
            55,270           45,255        211,427        267,177        68,659        105,334
        14,120,035            4,713         23,653         25,096         7,398          7,757
            42,429           14,769        101,423         58,943        73,954        188,837
           (27,062)              --        (22,595)       (19,366)       (1,412)    (1,227,034)
       -----------      -----------   ------------   ------------   -----------   ------------
        14,224,735        2,848,268     13,072,947      5,083,893     1,092,507     13,416,521
       -----------      -----------   ------------   ------------   -----------   ------------
         1,088,390          271,050      3,339,798      4,186,049     1,393,528      3,475,638
             8,027            8,294          8,446          8,598         8,369          7,407
             9,590            9,663          9,635          9,510         9,319          9,634
             1,794            1,794          1,818          1,804         1,815          1,794
            13,904           15,158         48,673         34,378        53,509        271,737
            13,485            6,626          7,126          6,616         6,626          6,991
            20,181            9,934         10,691          9,915         9,932         10,482
           388,829          291,081        894,663      1,027,970       224,180        653,956
            92,834           70,844        199,681        220,689        82,492        172,549
            23,872           23,872         23,872         23,872        23,872         23,872
             5,724            5,689          5,689          4,370         5,879          5,450
             4,040            4,341          4,221          4,980         4,220          1,957
                54              191           (865)          (989)          225           (448)
                29               29             91             63            91             26
               963              804          1,487          1,670           727          1,204
             2,496            2,228          3,680          3,948         2,078          3,095
             9,489            7,612          7,612          7,611         7,612         23,151
       -----------      -----------   ------------   ------------   -----------   ------------
         1,683,701          729,210      4,566,318      5,551,054     1,834,474      4,668,495
           (44,438)         (79,400)      (215,402)      (572,889)     (227,380)      (600,010)
            (2,394)            (209)      (132,662)       (73,648)     (101,727)       (67,923)
       -----------      -----------   ------------   ------------   -----------   ------------
         1,636,869          649,601      4,218,254      4,904,517     1,505,367      4,000,562
       -----------      -----------   ------------   ------------   -----------   ------------
        12,587,866        2,198,667      8,854,693        179,376      (412,860)     9,415,959
       -----------      -----------   ------------   ------------   -----------   ------------
       $13,718,324      $  (541,387)  $(16,102,593)  $(63,794,856)  $   609,357   $(33,132,874)
                --          607,409      4,073,580      5,304,623     2,172,324             --
                --               --             --             --            --             --
                --               --             --             --            --             --
          (504,356)              --             --             --            --        446,030
       -----------      -----------   ------------   ------------   -----------   ------------
        13,213,968           66,022    (12,029,013)   (58,490,233)    2,781,681    (32,686,844)
       -----------      -----------   ------------   ------------   -----------   ------------
        21,067,375       34,649,137    114,782,374    208,148,269    41,793,847     87,300,743
                --          (28,509)        84,416      1,481,993       (43,024)            --
                --               --             --             --            --             --
                --               --             --             --            --             --
           (18,641)              --             --             --            --        183,038
       -----------      -----------   ------------   ------------   -----------   ------------
        21,048,734       34,620,628    114,866,790    209,630,262    41,750,823     87,483,781
       -----------      -----------   ------------   ------------   -----------   ------------
        34,262,702       34,686,650    102,837,777    151,140,029    44,532,504     54,796,937
       -----------      -----------   ------------   ------------   -----------   ------------
       $46,850,568      $36,885,317   $111,692,470   $151,319,405   $44,119,644   $ 64,212,896
       ===========      ===========   ============   ============   ===========   ============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                     MONEY MARKET FUND
                                                                ----------------------------
                                                                FOR THE SIX     FOR THE YEAR
                                                                MONTHS ENDED       ENDED
                                                                 6/30/2003       12/31/2002
                                                                ------------    ------------
                                                                (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                         $  4,521,617    $ 14,389,410
  Net realized gain (loss) on investment securities, foreign
     currency and futures transactions                               (10,148)            677
  Net change in unrealized appreciation (depreciation) on
     investment securities, foreign currency translations,
     and futures contracts                                                --              --
                                                                ------------    ------------
Net increase in net assets resulting from operations               4,511,469      14,390,087
                                                                ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                      (46,057)       (211,879)
  Retirement shares                                               (4,442,677)    (14,080,267)
  Institutional shares                                               (32,883)        (98,374)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  Retail shares                                                           --          (2,139)
  Retirement shares                                                       --        (122,219)
  Institutional shares                                                    --            (709)
RETURN OF CAPITAL
  Retail shares                                                           --              --
  Retirement shares                                                       --              --
  Institutional shares                                                    --              --
                                                                ------------    ------------
Total dividends and distributions                                 (4,521,617)    (14,515,587)
                                                                ------------    ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS            2,159,666     (68,734,603)
                                                                ------------    ------------
Total increase (decrease) in net assets                            2,149,518     (68,860,103)
                                                                ------------    ------------
NET ASSETS:
  Beginning of the Period                                       $928,332,538    $997,192,641
                                                                ------------    ------------
  End of the Period                                             $930,482,056    $928,332,538
                                                                ============    ============

                       See Notes to Financial Statements.

      LOW-DURATION BOND FUND       MEDIUM-DURATION BOND FUND    EXTENDED-DURATION BOND FUND
    ---------------------------   ---------------------------   ---------------------------
    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
     6/30/2003      12/31/2002     6/30/2003      12/31/2002     6/30/2003      12/31/2002
    ------------   ------------   ------------   ------------   ------------   ------------
    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
    $ 11,085,340   $ 28,004,785   $ 16,723,648   $ 37,436,569   $ 12,587,866   $ 25,918,328
       5,399,243     10,127,389      9,801,120     28,478,461     13,213,968      6,449,350
        (301,176)     6,436,331     15,989,328      4,121,731     21,048,734      7,183,095
    ------------   ------------   ------------   ------------   ------------   ------------
      16,183,407     44,568,505     42,514,096     70,036,761     46,850,568     39,550,773
    ------------   ------------   ------------   ------------   ------------   ------------
        (290,195)      (891,700)      (434,263)    (1,019,885)      (835,573)    (2,004,286)
      (7,868,719)   (28,377,608)   (11,941,024)   (37,167,512)    (8,472,040)   (23,749,846)
        (116,585)      (300,705)      (223,860)      (413,967)      (258,753)      (539,205)
              --       (314,466)            --       (749,228)            --       (608,575)
              --     (8,567,498)            --    (21,292,911)            --     (6,527,530)
              --        (95,235)            --       (282,811)            --       (159,603)
              --             --             --             --             --             --
              --             --             --             --             --             --
              --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      (8,275,499)   (38,547,212)   (12,599,147)   (60,926,314)    (9,566,366)   (33,589,045)
    ------------   ------------   ------------   ------------   ------------   ------------
        (951,614)   (30,599,815)   (27,969,099)   (42,599,829)   (12,124,408)    13,696,928
    ------------   ------------   ------------   ------------   ------------   ------------
       6,956,294    (24,578,522)     1,945,850    (33,489,382)    25,159,794     19,658,656
    ------------   ------------   ------------   ------------   ------------   ------------
    $791,292,050   $815,870,572   $794,433,064   $827,922,446   $432,515,671   $412,857,015
    ------------   ------------   ------------   ------------   ------------   ------------
    $798,248,344   $791,292,050   $796,378,914   $794,433,064   $457,675,465   $432,515,671
    ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                     EQUITY INDEX FUND
                                                                ----------------------------
                                                                FOR THE SIX     FOR THE YEAR
                                                                MONTHS ENDED       ENDED
                                                                 6/30/2003       12/31/2002
                                                                ------------    ------------
                                                                (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)                                  $  2,198,667    $  4,233,513
  Net realized gain (loss) on investment securities, foreign
     currency and futures transactions                                66,022      (8,337,123)
  Net change in unrealized appreciation (depreciation) on
     investment securities, foreign currency translations,
     and futures contracts                                        34,620,628     (86,488,833)
                                                                ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                      36,885,317     (90,592,443)
                                                                ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                     (109,373)       (284,510)
  Retirement shares                                               (1,544,125)     (3,810,917)
  Institutional shares                                               (51,463)       (114,879)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  Retail shares                                                           --         (51,388)
  Retirement shares                                                       --        (723,900)
  Institutional shares                                                    --         (18,967)
RETURN OF CAPITAL
  Retail shares                                                           --              --
  Retirement shares                                                       --              --
  Institutional shares                                                    --              --
                                                                ------------    ------------
Total dividends and distributions                                 (1,704,961)     (5,004,561)
                                                                ------------    ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS           25,780,249       6,619,642
                                                                ------------    ------------
Total increase (decrease) in net assets                           60,960,605     (88,977,362)
                                                                ------------    ------------
NET ASSETS:
  Beginning of the Period                                       $312,888,308    $401,865,670
                                                                ------------    ------------
  End of the Period                                             $373,848,913    $312,888,308
                                                                ============    ============

                       See Notes to Financial Statements.

           VALUE EQUITY FUND                GROWTH EQUITY FUND             SMALL CAP EQUITY FUND       INTERNATIONAL EQUITY FUND
    -------------------------------   -------------------------------   ---------------------------   ---------------------------
     FOR THE SIX      FOR THE YEAR     FOR THE SIX      FOR THE YEAR    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
     MONTHS ENDED        ENDED         MONTHS ENDED        ENDED        MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
      6/30/2003        12/31/2002       6/30/2003        12/31/2002      6/30/2003      12/31/2002     6/30/2003      12/31/2002
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
     (UNAUDITED)                       (UNAUDITED)                      (UNAUDITED)                   (UNAUDITED)
    $    8,854,693   $   16,612,447   $      179,376   $     (609,038)  $   (412,860)  $   (584,539)  $  9,415,959   $  7,653,878
       (12,029,013)     (63,914,069)     (58,490,233)    (170,669,128)     2,781,681    (38,839,206)   (32,686,844)   (58,572,782)
       114,866,790     (153,063,309)     209,630,262     (221,901,627)    41,750,823    (31,682,156)    87,483,781    (46,113,641)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
       111,692,470     (200,364,931)     151,319,405     (393,179,793)    44,119,644    (71,105,901)    64,212,896    (97,032,545)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
          (183,268)        (335,450)              --               --             --             --             --       (149,912)
        (8,112,463)     (15,700,497)              --               --             --             --             --     (7,393,223)
          (133,987)        (149,517)              --               --             --             --             --        (79,869)
                --               --               --               --             --             --             --             --
                --               --               --               --             --             --             --             --
                --               --               --               --             --             --             --             --
                --           (3,045)              --               --             --             --             --         (4,136)
                --         (134,245)              --               --             --             --             --       (174,185)
                --           (1,142)              --               --             --             --             --         (1,573)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
        (8,429,718)     (16,323,896)              --               --             --             --             --     (7,802,898)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
         1,455,884       15,069,203       (8,012,154)     105,305,231      3,423,154        (94,482)    10,052,671     27,592,506
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
       104,718,636     (201,619,624)     143,307,251     (287,874,562)    47,542,798    (71,200,383)    74,265,567    (77,242,937)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
    $  957,834,413   $1,159,454,037   $1,066,764,447   $1,354,639,009   $250,738,902   $321,939,285   $718,198,285   $795,441,222
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
    $1,062,553,049   $  957,834,413   $1,210,071,698   $1,066,764,447   $298,281,700   $250,738,902   $792,463,852   $718,198,285
    ==============   ==============   ==============   ==============   ============   ============   ============   ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                 MONEY MARKET FUND
                                   -----------------------------------------------------------------------------
                                               RETAIL CLASS                          RETIREMENT CLASS
                                   -------------------------------------   -------------------------------------
                                     FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
                                   SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
                                      ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
                                    06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
                                   -----------   --------   ------------   -----------   --------   ------------
                                   (UNAUDITED)                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $ 1.00      $  1.00      $  1.00       $   1.00     $   1.00     $   1.00
                                     ------      -------      -------       --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  --++       0.01         0.01             --++       0.02         0.01
  Realized and unrealized gain
    (loss) on investments -- net         --           --           --             --           --           --
                                     ------      -------      -------       --------     --------     --------
    Total from investment
      operations                         --         0.01         0.01             --         0.02         0.01
                                     ------      -------      -------       --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                               --++      (0.01)       (0.01)            --++      (0.02)       (0.01)
  Distributions from capital
    gains                                --           --++         --             --           --++         --
  Return of capital                      --           --           --             --           --           --
                                     ------      -------      -------       --------     --------     --------
    Total dividends and
      distributions                      --        (0.01)       (0.01)            --        (0.02)       (0.01)
                                     ------      -------      -------       --------     --------     --------
NET ASSET VALUE -- END OF THE
  PERIOD                             $ 1.00      $  1.00      $  1.00       $   1.00     $   1.00     $   1.00
                                     ======      =======      =======       ========     ========     ========
Total Return (1)                       0.36%        1.38%        0.81%          0.49%        1.60%        0.94%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                  0.71%        0.65%        0.75%          0.44%        0.45%        0.44%
  Expenses -- including expense
    reduction (2)                      0.71%        0.65%        0.75%          0.44%        0.44%        0.44%
  Expenses -- before waivers and
    expense reduction (2)              0.79%        0.77%       16.37%          0.45%        0.50%        0.49%
  Investment income -- net (2)         0.74%        1.35%        1.98%          0.98%        1.58%        2.72%
  Investment income (loss) --
    excluding waivers and expense
    reduction (2)                      0.66%        1.23%      (13.64%)         0.97%        1.52%        2.67%
  Portfolio turnover rate (1)           N/A          N/A          N/A            N/A          N/A          N/A
Net Assets -- end of the period
  (000's)                            $8,285      $16,538      $   788       $916,417     $906,302     $996,380
                                     ======      =======      =======       ========     ========     ========

                                             MONEY MARKET FUND
                                   -------------------------------------
                                            INSTITUTIONAL CLASS
                                   -------------------------------------
                                     FOR THE     FOR THE      FOR THE
                                   SIX MONTHS      YEAR        PERIOD
                                      ENDED       ENDED     08/27/01* TO
                                    06/30/03     12/31/02     12/31/01
                                   -----------   --------   ------------
                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $ 1.00       $ 1.00      $  1.00
                                     ------       ------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                0.01         0.02         0.01
  Realized and unrealized gain
    (loss) on investments -- net         --           --           --
                                     ------       ------      -------
    Total from investment
      operations                       0.01         0.02         0.01
                                     ------       ------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                            (0.01)       (0.02)       (0.01)
  Distributions from capital
    gains                                --           --++         --
  Return of capital                      --           --           --
                                     ------       ------      -------
    Total dividends and
      distributions                   (0.01)       (0.02)       (0.01)
                                     ------       ------      -------
NET ASSET VALUE -- END OF THE
  PERIOD                             $ 1.00       $ 1.00      $  1.00
                                     ======       ======      =======
Total Return (1)                       0.59%        1.80%        0.66%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                  0.25%        0.25%        0.25%
  Expenses -- including expense
    reduction (2)                      0.25%        0.25%        0.25%
  Expenses -- before waivers and
    expense reduction (2)              0.32%        0.55%       90.37%
  Investment income -- net (2)         1.17%        1.75%        2.60%
  Investment income (loss) --
    excluding waivers and expense
    reduction (2)                      1.10%        1.45%      (87.52%)
  Portfolio turnover rate (1)           N/A          N/A          N/A
Net Assets -- end of the period
  (000's)                            $5,779       $5,493      $    25
                                     ======       ======      =======

---------------
 *  Commencement of operations.
  #   Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

                                                    LOW-DURATION BOND FUND
     ---------------------------------------------------------------------------------------------------------------------
                 RETAIL CLASS                          RETIREMENT CLASS                       INSTITUTIONAL CLASS
     -------------------------------------   -------------------------------------   -------------------------------------
       FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
     SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
        ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
      06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
     -----------   --------   ------------   -----------   --------   ------------   -----------   --------   ------------
     (UNAUDITED)                             (UNAUDITED)                             (UNAUDITED)
       $  9.79     $  9.86      $ 10.00       $  13.16     $  13.06     $  13.10       $  9.76     $  9.85      $ 10.00
       -------     -------      -------       --------     --------     --------       -------     -------      -------
          0.14        0.33#        0.22           0.19         0.46#        0.21          0.20        0.37#        0.15
          0.05        0.22        (0.06)          0.09         0.27         0.05          0.01        0.19           --
       -------     -------      -------       --------     --------     --------       -------     -------      -------
          0.19        0.55         0.16           0.28         0.73         0.26          0.21        0.56         0.15
       -------     -------      -------       --------     --------     --------       -------     -------      -------
         (0.13)      (0.47)       (0.22)         (0.14)       (0.48)       (0.22)        (0.15)      (0.50)       (0.22)
            --       (0.15)       (0.08)            --        (0.15)       (0.08)           --       (0.15)       (0.08)
            --          --           --             --           --           --            --          --           --
       -------     -------      -------       --------     --------     --------       -------     -------      -------
         (0.13)      (0.62)       (0.30)         (0.14)       (0.63)       (0.30)        (0.15)      (0.65)       (0.30)
       -------     -------      -------       --------     --------     --------       -------     -------      -------
       $  9.85     $  9.79      $  9.86       $  13.30     $  13.16     $  13.06       $  9.82     $  9.76      $  9.85
       =======     =======      =======       ========     ========     ========       =======     =======      =======
          1.95%       5.70%        1.54%          2.11%        5.71%        1.96%         2.13%       5.89%        1.54%
          0.81%       0.79%        0.85%          0.61%        0.62%        0.61%         0.45%       0.46%        0.45%
          0.81%       0.79%        0.85%          0.61%        0.61%        0.61%         0.45%       0.45%        0.45%
          0.83%       0.93%       74.57%          0.66%        0.72%        0.72%         0.51%       0.78%       57.60%
          2.61%       3.35%        4.18%          2.81%        3.50%        4.47%         2.95%       3.71%        4.73%
          2.59%       3.21%      (69.54%)         2.76%        3.39%        4.36%         2.89%       3.38%      (52.42%)
         94.66%     181.96%       79.53%         94.66%      181.96%       79.53%        94.66%     181.96%       79.53%
       $23,001     $20,985      $ 3,458       $764,908     $763,987     $812,387       $10,339     $ 6,320      $    25
       =======     =======      =======       ========     ========     ========       =======     =======      =======

                       See Notes to Financial Statements.

                                                             MEDIUM-DURATION BOND FUND
                                   -----------------------------------------------------------------------------
                                               RETAIL CLASS                          RETIREMENT CLASS
                                   -------------------------------------   -------------------------------------
                                     FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
                                   SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
                                      ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
                                    06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
                                   -----------   --------   ------------   -----------   --------   ------------
                                   (UNAUDITED)                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $  9.53     $  9.70      $ 10.00       $  13.54     $  13.37     $  13.60
                                     -------     -------      -------       --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.20        0.42#        0.17           0.29         0.62#        0.22
  Realized and unrealized gain
    (loss) on investments -- net        0.29        0.41        (0.04)          0.43         0.57        (0.02)
                                     -------     -------      -------       --------     --------     --------
    Total from investment
      operations                        0.49        0.83         0.13           0.72         1.19         0.20
                                     -------     -------      -------       --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                             (0.20)      (0.63)       (0.23)         (0.21)       (0.65)       (0.23)
  Distributions from capital
    gains                                 --       (0.37)       (0.20)            --        (0.37)       (0.20)
  Return of capital                       --          --           --++           --           --           --++
                                     -------     -------      -------       --------     --------     --------
    Total dividends and
      distributions                    (0.20)      (1.00)       (0.43)         (0.21)       (1.02)       (0.43)
                                     -------     -------      -------       --------     --------     --------
NET ASSET VALUE -- END OF THE
  PERIOD                             $  9.82     $  9.53      $  9.70       $  14.05     $  13.54     $  13.37
                                     =======     =======      =======       ========     ========     ========
Total Return (1)                        5.23%       8.90%        1.30%          5.38%        9.15%        1.49%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                   0.86%       0.90%        0.92%          0.62%        0.63%        0.64%
  Expenses -- including expense
    reduction (2)                       0.86%       0.90%        0.90%          0.62%        0.62%        0.62%
  Expenses -- before waivers and
    expense reduction (2)               0.89%       1.03%       58.64%          0.71%        0.77%        0.77%
  Investment income -- net (2)          3.93%       4.33%        4.48%          4.19%        4.58%        4.61%
  Investment income (loss) --
    excluding waivers and expense
    reduction (2)                       3.90%       4.20%      (53.26%)         4.10%        4.43%        4.46%
  Portfolio turnover rate (1)         229.40%     542.94%      247.20%        229.40%      542.94%      247.20%
Net Assets -- end of the period
  (000's)                            $22,537     $19,289      $   123       $759,592     $767,926     $827,774
                                     =======     =======      =======       ========     ========     ========

                                         MEDIUM-DURATION BOND FUND
                                   -------------------------------------
                                            INSTITUTIONAL CLASS
                                   -------------------------------------
                                     FOR THE     FOR THE      FOR THE
                                   SIX MONTHS      YEAR        PERIOD
                                      ENDED       ENDED     08/27/01* TO
                                    06/30/03     12/31/02     12/31/01
                                   -----------   --------   ------------
                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $  9.47     $  9.65      $  10.00
                                     -------     -------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.30        0.46#         0.16
  Realized and unrealized gain
    (loss) on investments -- net        0.21        0.40         (0.08)
                                     -------     -------      --------
    Total from investment
      operations                        0.51        0.86          0.08
                                     -------     -------      --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                             (0.22)      (0.67)        (0.23)
  Distributions from capital
    gains                                 --       (0.37)        (0.20)
  Return of capital                       --          --            --++
                                     -------     -------      --------
    Total dividends and
      distributions                    (0.22)      (1.04)        (0.43)
                                     -------     -------      --------
NET ASSET VALUE -- END OF THE
  PERIOD                             $  9.76     $  9.47      $   9.65
                                     =======     =======      ========
Total Return (1)                        5.45%       9.25%         0.89%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                   0.50%       0.51%         0.52%
  Expenses -- including expense
    reduction (2)                       0.50%       0.50%         0.50%
  Expenses -- before waivers and
    expense reduction (2)               0.54%       0.82%        92.28%
  Investment income -- net (2)          4.25%       4.73%         4.98%
  Investment income (loss) --
    excluding waivers and expense
    reduction (2)                       4.21%       4.41%       (86.80%)
  Portfolio turnover rate (1)         229.40%     542.94%       247.20%
Net Assets -- end of the period
  (000's)                            $14,250     $ 7,218      $     25
                                     =======     =======      ========

---------------
 *  Commencement of operations.
  #   Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

                                                  EXTENDED-DURATION BOND FUND
     ---------------------------------------------------------------------------------------------------------------------
                 RETAIL CLASS                          RETIREMENT CLASS                       INSTITUTIONAL CLASS
     -------------------------------------   -------------------------------------   -------------------------------------
       FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
     SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
        ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
      06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
     -----------   --------   ------------   -----------   --------   ------------   -----------   --------   ------------
     (UNAUDITED)                             (UNAUDITED)                             (UNAUDITED)
       $  9.63     $  9.83      $ 10.00       $  14.62     $  14.37     $  14.38       $  9.64      $ 9.84      $ 10.00
       -------     -------      -------       --------     --------     --------       -------      ------      -------
          0.30        0.62         0.32           0.43         0.90         0.32          0.38        0.65         0.24
          0.72        0.29        (0.13)          1.14         0.47         0.03          0.65        0.29        (0.03)
       -------     -------      -------       --------     --------     --------       -------      ------      -------
          1.02        0.91         0.19           1.57         1.37         0.35          1.03        0.94         0.21
       -------     -------      -------       --------     --------     --------       -------      ------      -------
         (0.31)      (0.87)       (0.32)         (0.31)       (0.88)       (0.32)        (0.32)      (0.90)       (0.33)
            --       (0.24)       (0.04)            --        (0.24)       (0.04)           --       (0.24)       (0.04)
            --          --           --             --           --           --            --          --           --
       -------     -------      -------       --------     --------     --------       -------      ------      -------
         (0.31)      (1.11)       (0.36)         (0.31)       (1.12)       (0.36)        (0.32)      (1.14)       (0.37)
       -------     -------      -------       --------     --------     --------       -------      ------      -------
       $ 10.34     $  9.63      $  9.83       $  15.88     $  14.62     $  14.37       $ 10.35      $ 9.64      $  9.84
       =======     =======      =======       ========     ========     ========       =======      ======      =======
         10.79%       9.93%        1.91%         10.89%       10.03%        2.48%        10.93%      10.27%        2.13%
          0.89%       0.91%        1.06%          0.73%        0.73%        0.74%         0.60%       0.64%        0.66%
          0.89%       0.91%        1.05%          0.73%        0.73%        0.73%         0.60%       0.64%        0.65%
          0.90%       1.03%       28.96%          0.75%        0.82%        0.84%         0.60%       0.88%       90.75%
          5.50%       6.18%        6.14%          5.67%        6.29%        6.32%         5.79%       6.47%        6.62%
          5.49%       6.06%      (21.77%)         5.65%        6.20%        6.21%         5.79%       6.23%      (83.48%)
         55.17%      45.17%       21.95%         55.17%       45.17%       21.95%        55.17%      45.17%       21.95%
       $29,528     $24,812      $ 8,553       $417,837     $401,198     $404,278       $10,311      $6,506      $    26
       =======     =======      =======       ========     ========     ========       =======      ======      =======

                       See Notes to Financial Statements.

                                                                 EQUITY INDEX FUND
                                   -----------------------------------------------------------------------------
                                               RETAIL CLASS                          RETIREMENT CLASS
                                   -------------------------------------   -------------------------------------
                                     FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
                                   SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
                                      ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
                                    06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
                                   -----------   --------   ------------   -----------   --------   ------------
                                   (UNAUDITED)                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $  7.26     $  9.63      $ 10.00       $  11.93     $  15.64     $  16.15
                                     -------     -------      -------       --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                 0.11        0.13         0.02           0.14         0.17         0.05
  Realized and unrealized gain
    (loss) on investments -- net        0.73       (2.31)       (0.28)          1.24        (3.69)       (0.46)
                                     -------     -------      -------       --------     --------     --------
    Total from investment
      operations                        0.84       (2.18)       (0.26)          1.38        (3.52)       (0.41)
                                     -------     -------      -------       --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                             (0.06)      (0.16)       (0.06)         (0.06)       (0.16)       (0.05)
  Distributions from capital
    gains                                 --       (0.03)       (0.05)            --        (0.03)       (0.05)
  Return of capital                       --          --           --             --           --           --
                                     -------     -------      -------       --------     --------     --------
    Total dividends and
      distributions                    (0.06)      (0.19)       (0.11)         (0.06)       (0.19)       (0.10)
                                     -------     -------      -------       --------     --------     --------
NET ASSET VALUE -- END OF THE
  PERIOD                             $  8.04     $  7.26      $  9.63       $  13.25     $  11.93     $  15.64
                                     =======     =======      =======       ========     ========     ========
Total Return (1)                       11.57%     (22.71%)      (2.65%)        11.55%      (22.59%)      (2.55%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                   0.45%       0.45%        0.45%          0.40%        0.40%        0.40%
  Expenses -- including expense
    reduction (2)                       0.45%       0.45%        0.45%          0.40%        0.40%        0.40%
  Expenses -- before waivers and
    expense reduction (2)               0.69%       0.81%       28.52%          0.44%        0.51%        0.53%
  Investment income -- net (2)          1.31%       1.21%        0.95%          1.35%        1.21%        0.98%
  Investment income (loss) --
    excluding waivers and expense
    reduction (2)                       1.07%       0.85%      (27.12%)         1.31%        1.10%        0.85%
  Portfolio turnover rate (1)           0.66%       3.17%        2.81%          0.66%        3.17%        2.81%
Net Assets -- end of the period
  (000's)                            $14,620     $12,890      $   367       $353,108     $295,261     $401,471
                                     =======     =======      =======       ========     ========     ========

                                             EQUITY INDEX FUND
                                   -------------------------------------
                                            INSTITUTIONAL CLASS
                                   -------------------------------------
                                     FOR THE     FOR THE      FOR THE
                                   SIX MONTHS      YEAR        PERIOD
                                      ENDED       ENDED     08/27/01* TO
                                    06/30/03     12/31/02     12/31/01
                                   -----------   --------   ------------
                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $ 7.22      $  9.58      $ 10.00
                                     ------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                0.13         0.14         0.03
  Realized and unrealized gain
    (loss) on investments -- net       0.72        (2.29)       (0.34)
                                     ------      -------      -------
    Total from investment
      operations                       0.85        (2.15)       (0.31)
                                     ------      -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                            (0.07)       (0.18)       (0.06)
  Distributions from capital
    gains                                --        (0.03)       (0.05)
  Return of capital                      --           --           --
                                     ------      -------      -------
    Total dividends and
      distributions                   (0.07)       (0.21)       (0.11)
                                     ------      -------      -------
NET ASSET VALUE -- END OF THE
  PERIOD                             $ 8.00      $  7.22      $  9.58
                                     ======      =======      =======
Total Return (1)                      11.74%      (22.57%)      (3.14%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                  0.25%        0.25%        0.25%
  Expenses -- including expense
    reduction (2)                      0.25%        0.25%        0.25%
  Expenses -- before waivers and
    expense reduction (2)              0.31%        0.60%       86.25%
  Investment income -- net (2)         1.50%        1.40%        1.19%
  Investment income (loss) --
    excluding waivers and expense
    reduction (2)                      1.44%        1.05%      (84.81%)
  Portfolio turnover rate (1)          0.66%        3.17%        2.81%
Net Assets -- end of the period
  (000's)                            $6,121      $ 4,737      $    28
                                     ======      =======      =======

---------------
 *  Commencement of operations.
++  Amount represents less than $0.01 per share.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

                                                       VALUE EQUITY FUND
     ---------------------------------------------------------------------------------------------------------------------
                 RETAIL CLASS                          RETIREMENT CLASS                       INSTITUTIONAL CLASS
     -------------------------------------   -------------------------------------   -------------------------------------
       FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
     SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
        ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
      06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
     -----------   --------   ------------   -----------   --------   ------------   -----------   --------   ------------
     (UNAUDITED)                             (UNAUDITED)                             (UNAUDITED)
       $  7.75     $  9.61      $ 10.00      $    11.85    $  14.57    $    15.21      $  7.77     $  9.64      $ 10.00
       -------     -------      -------      ----------    --------    ----------      -------     -------      -------
          0.07        0.15         0.03            0.10        0.21          0.06         0.09        0.16         0.06
          0.83       (1.82)       (0.35)           1.29       (2.73)        (0.64)        0.83       (1.80)       (0.35)
       -------     -------      -------      ----------    --------    ----------      -------     -------      -------
          0.90       (1.67)       (0.32)           1.39       (2.52)        (0.58)        0.92       (1.64)       (0.29)
       -------     -------      -------      ----------    --------    ----------      -------     -------      -------
         (0.10)      (0.19)       (0.07)          (0.10)      (0.20)        (0.06)       (0.11)      (0.23)       (0.07)
            --          --           --              --          --            --           --          --           --
            --          --++         --              --          --++          --           --          --++         --
       -------     -------      -------      ----------    --------    ----------      -------     -------      -------
         (0.10)      (0.19)       (0.07)          (0.10)      (0.20)        (0.06)       (0.11)      (0.23)       (0.07)
       -------     -------      -------      ----------    --------    ----------      -------     -------      -------
       $  8.55     $  7.75      $  9.61      $    13.14    $  11.85    $    14.57      $  8.58     $  7.77      $  9.64
       =======     =======      =======      ==========    ========    ==========      =======     =======      =======
         11.59%     (17.48%)      (3.23%)         11.76%     (17.37%)       (3.79%)      11.88%     (17.22%)      (2.88%)
          1.15%       1.15%        1.15%           0.90%       0.90%         0.90%        0.76%       0.76%        0.76%
          1.12%       1.11%        1.15%           0.87%       0.87%         0.90%        0.74%       0.72%        0.76%
          1.19%       1.29%       65.50%           0.95%       0.98%         1.00%        0.80%       1.06%       81.37%
          1.59%       1.38%        1.12%           1.84%       1.57%         1.29%        1.96%       1.77%        1.60%
          1.52%       1.20%      (63.23%)          1.76%       1.46%         1.19%        1.90%       1.43%      (79.01%)
         24.60%      70.42%       21.09%          24.60%      70.42%        21.09%       24.60%      70.42%       21.09%
       $16,127     $13,987      $   168      $1,036,125    $938,583    $1,159,209      $10,300     $ 5,265      $    77
       =======     =======      =======      ==========    ========    ==========      =======     =======      =======

                       See Notes to Financial Statements.

                                                              GROWTH EQUITY FUND
                                -------------------------------------------------------------------------------
                                            RETAIL CLASS                           RETIREMENT CLASS
                                -------------------------------------   ---------------------------------------
                                  FOR THE     FOR THE      FOR THE        FOR THE      FOR THE       FOR THE
                                SIX MONTHS      YEAR        PERIOD      SIX MONTHS       YEAR         PERIOD
                                   ENDED       ENDED     08/27/01* TO      ENDED        ENDED      08/27/01* TO
                                 06/30/03     12/31/02     12/31/01      06/30/03      12/31/02      12/31/01
                                -----------   --------   ------------   -----------   ----------   ------------
                                (UNAUDITED)                             (UNAUDITED)
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE -- BEGINNING
  OF PERIOD                       $  7.03     $  9.81      $ 10.00      $    11.23    $    15.63    $    15.93
                                  -------     -------      -------      ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         --++     (0.02)          --++            --++       (0.01)        (0.01)
  Realized and unrealized gain
    (loss) on
    investments -- net               1.00       (2.76)       (0.19)           1.61         (4.39)        (0.29)
                                  -------     -------      -------      ----------    ----------    ----------
    Total from investment
      operations                     1.00       (2.78)       (0.19)           1.61         (4.40)        (0.30)
                                  -------     -------      -------      ----------    ----------    ----------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
    investment income                  --          --           --              --            --            --
  Distributions from capital
    gains                              --          --           --              --            --            --
                                  -------     -------      -------      ----------    ----------    ----------
    Total dividends and
      distributions                    --          --           --              --            --            --
                                  -------     -------      -------      ----------    ----------    ----------
NET ASSET VALUE -- END OF THE
  PERIOD                          $  8.03     $  7.03      $  9.81      $    12.84    $    11.23    $    15.63
                                  =======     =======      =======      ==========    ==========    ==========
Total Return (1)                    14.23%     (28.34%)      (1.90%)         14.34%       (28.15%)       (1.88%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                1.15%       1.15%        1.15%           0.90%         0.90%         0.90%
  Expenses -- including
    expense reduction (2)            1.14%       1.12%        1.15%           0.89%         0.88%         0.90%
  Expenses -- before waivers
    and expense reduction (2)        1.27%       1.36%       47.77%           1.00%         1.02%         1.05%
  Investment income -- net (2)      (0.22%)     (0.28%)      (0.32%)          0.04%        (0.05%)       (0.11%)
  Investment income (loss) --
    excluding waivers and
    expense reduction (2)           (0.35%)     (0.52%)     (46.94%)         (0.07%)       (0.19%)       (0.26%)
  Portfolio turnover rate (1)       17.52%      41.41%        8.71%          17.52%        41.41%         8.71%
Net Assets -- end of the
  period (000's)                  $14,986     $12,503      $   309      $1,185,619    $1,049,709    $1,354,301
                                  =======     =======      =======      ==========    ==========    ==========

                                         GROWTH EQUITY FUND
                                -------------------------------------
                                         INSTITUTIONAL CLASS
                                -------------------------------------
                                  FOR THE     FOR THE      FOR THE
                                SIX MONTHS      YEAR        PERIOD
                                   ENDED       ENDED     08/27/01* TO
                                 06/30/03     12/31/02     12/31/01
                                -----------   --------   ------------
                                (UNAUDITED)
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE -- BEGINNING
  OF PERIOD                       $ 7.07      $  9.83      $ 10.00
                                  ------      -------      -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        --++       0.01           --++
  Realized and unrealized gain
    (loss) on
    investments -- net              1.01        (2.77)       (0.17)
                                  ------      -------      -------
    Total from investment
      operations                    1.01        (2.76)       (0.17)
                                  ------      -------      -------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
    investment income                 --           --           --
  Distributions from capital
    gains                             --           --           --
                                  ------      -------      -------
    Total dividends and
      distributions                   --           --           --
                                  ------      -------      -------
NET ASSET VALUE -- END OF THE
  PERIOD                          $ 8.08      $  7.07      $  9.83
                                  ======      =======      =======
Total Return (1)                   14.29%      (28.08%)      (1.70%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)               0.78%        0.78%        0.78%
  Expenses -- including
    expense reduction (2)           0.77%        0.75%        0.78%
  Expenses -- before waivers
    and expense reduction (2)       0.86%        1.14%       83.19%
  Investment income -- net (2)      0.12%        0.09%        0.02%
  Investment income (loss) --
    excluding waivers and
    expense reduction (2)           0.03%       (0.30%)     (82.39%)
  Portfolio turnover rate (1)      17.52%       41.41%        8.71%
Net Assets -- end of the
  period (000's)                  $9,467      $ 4,553      $    29
                                  ======      =======      =======

---------------
 *  Commencement of operations.
++  Amount represents less than $0.01 per share.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

                                                     SMALL CAP EQUITY FUND
     ---------------------------------------------------------------------------------------------------------------------
                 RETAIL CLASS                          RETIREMENT CLASS                       INSTITUTIONAL CLASS
     -------------------------------------   -------------------------------------   -------------------------------------
       FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
     SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
        ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
      06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
     -----------   --------   ------------   -----------   --------   ------------   -----------   --------   ------------
     (UNAUDITED)                             (UNAUDITED)                             (UNAUDITED)
       $  7.83     $ 10.09      $  10.00      $  10.25     $  13.18     $  13.07       $ 7.88      $ 10.12      $ 10.00
       -------     -------      --------      --------     --------     --------       ------      -------      -------
         (0.02)      (0.04)           --++       (0.01)       (0.02)       (0.01)       (0.01)       (0.01)          --++
          1.38       (2.22)         0.09          1.81        (2.91)        0.12         1.39        (2.23)        0.12
       -------     -------      --------      --------     --------     --------       ------      -------      -------
          1.36       (2.26)         0.09          1.80        (2.93)        0.11         1.38        (2.24)        0.12
       -------     -------      --------      --------     --------     --------       ------      -------      -------
            --          --            --            --           --           --           --           --           --
            --          --            --            --           --           --           --           --           --
       -------     -------      --------      --------     --------     --------       ------      -------      -------
            --          --            --            --           --           --           --           --           --
       -------     -------      --------      --------     --------     --------       ------      -------      -------
       $  9.19     $  7.83      $  10.09      $  12.05     $  10.25     $  13.18       $ 9.26      $  7.88      $ 10.12
       =======     =======      ========      ========     ========     ========       ======      =======      =======
         17.37%     (22.40%)        0.90%        17.56%      (22.23%)       0.84%       17.66%      (22.13%)       1.20%
          1.50%       1.50%         1.50%         1.25%        1.25%        1.25%        1.18%        1.18%        1.18%
          1.42%       1.43%         1.50%         1.17%        1.19%        1.25%        1.10%        1.11%        1.18%
          1.67%       1.82%       123.38%         1.43%        1.51%        1.52%        1.30%        1.60%       76.30%
         (0.56%)     (0.44%)       (0.28%)       (0.31%)      (0.19%)      (0.13%)      (0.24%)      (0.12%)       0.12%
         (0.81%)     (0.83%)     (122.16%)       (0.57%)      (0.51%)      (0.40%)      (0.44%)      (0.61%)     (75.00%)
         68.88%     160.46%        91.89%        68.88%      160.46%       91.89%       68.88%      160.46%       91.89%
       $15,589     $12,878      $    115      $275,833     $232,992     $321,743       $6,860      $ 4,869      $    81
       =======     =======      ========      ========     ========     ========       ======      =======      =======

                       See Notes to Financial Statements.

                                                             INTERNATIONAL EQUITY FUND
                                   -----------------------------------------------------------------------------
                                               RETAIL CLASS                          RETIREMENT CLASS
                                   -------------------------------------   -------------------------------------
                                     FOR THE     FOR THE      FOR THE        FOR THE     FOR THE      FOR THE
                                   SIX MONTHS      YEAR        PERIOD      SIX MONTHS      YEAR        PERIOD
                                      ENDED       ENDED     08/27/01* TO      ENDED       ENDED     08/27/01* TO
                                    06/30/03     12/31/02     12/31/01      06/30/03     12/31/02     12/31/01
                                   -----------   --------   ------------   -----------   --------   ------------
                                   (UNAUDITED)                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $  8.19     $  9.43      $  10.00      $   9.66     $  11.09     $  11.66
                                     -------     -------      --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)          0.10        0.06         (0.01)#        0.12         0.11         0.01
  Realized and unrealized gain
    (loss) on investments -- net        0.62       (1.21)        (0.53)         0.74        (1.43)       (0.55)
                                     -------     -------      --------      --------     --------     --------
    Total from investment
      operations                        0.72       (1.15)        (0.54)         0.86        (1.32)       (0.54)
                                     -------     -------      --------      --------     --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                                --       (0.09)        (0.03)           --        (0.11)       (0.03)
  Distributions from capital
    gains                                 --          --            --            --           --           --
  Return of capital                       --          --++          --            --           --++         --
                                     -------     -------      --------      --------     --------     --------
    Total dividends and
      distributions                       --       (0.09)        (0.03)           --        (0.11)       (0.03)
                                     -------     -------      --------      --------     --------     --------
NET ASSET VALUE -- END OF THE
  PERIOD                             $  8.91     $  8.19      $   9.43      $  10.52     $   9.66     $  11.09
                                     =======     =======      ========      ========     ========     ========
Total Return (1)                        8.79%     (12.18%)       (5.40%)        8.90%      (11.94%)      (4.61%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                   1.34%       1.37%         1.45%         1.15%        1.15%        1.15%
  Expenses -- including expense
    reduction (2)                       1.32%       1.34%         1.45%         1.13%        1.12%        1.15%
  Expenses -- before waivers and
    expense reduction (2)               1.51%       1.64%       256.83%         1.31%        1.35%        1.37%
  Investment income -- net (2)          2.46%       0.88%        (0.32%)        2.65%        1.00%        0.28%
  Investment income (loss) --
    excluding waivers and expense
    reduction (2)                       2.27%       0.58%      (255.70%)        2.47%        0.77%        0.06%
  Portfolio turnover rate (1)          17.03%      30.13%        20.05%        17.03%       30.13%       20.05%
Net Assets -- end of the period
  (000's)                            $15,608     $14,078      $     51      $767,440     $698,704     $795,363
                                     =======     =======      ========      ========     ========     ========

                                         INTERNATIONAL EQUITY FUND
                                   -------------------------------------
                                            INSTITUTIONAL CLASS
                                   -------------------------------------
                                     FOR THE     FOR THE      FOR THE
                                   SIX MONTHS      YEAR        PERIOD
                                      ENDED       ENDED     08/27/01* TO
                                    06/30/03     12/31/02     12/31/01
                                   -----------   --------   ------------
                                   (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                             $ 8.26      $  9.50      $ 10.00
                                     ------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)         0.11         0.11           --++
  Realized and unrealized gain
    (loss) on investments -- net       0.63        (1.22)       (0.47)
                                     ------      -------      -------
    Total from investment
      operations                       0.74        (1.11)       (0.47)
                                     ------      -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                               --        (0.13)       (0.03)
  Distributions from capital
    gains                                --           --           --
  Return of capital                      --           --++         --
                                     ------      -------      -------
    Total dividends and
      distributions                      --        (0.13)       (0.03)
                                     ------      -------      -------
NET ASSET VALUE -- END OF THE
  PERIOD                             $ 9.00      $  8.26      $  9.50
                                     ======      =======      =======
Total Return (1)                       8.96%      (11.72%)      (4.69%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                  0.96%        0.96%        0.96%
  Expenses -- including expense
    reduction (2)                      0.94%        0.93%        0.96%
  Expenses -- before waivers and
    expense reduction (2)              1.18%        1.43%       88.97%
  Investment income -- net (2)         3.13%        1.29%        0.11%
  Investment income (loss) --
    excluding waivers and expense
    reduction (2)                      2.89%        0.79%      (87.90%)
  Portfolio turnover rate (1)         17.03%       30.13%       20.05%
Net Assets -- end of the period
  (000's)                            $9,416      $ 5,416      $    27
                                     ======      =======      =======

---------------
 *  Commencement of operations.
++  Amount represents less than $0.01 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS

AB Funds Trust (the "Trust") was organized as a Delaware business trust on March 2, 2000. The Trust has established thirteen series (each a "Fund" and together, the "Funds"). Each Fund is a diversified, open-end management investment company and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund are each referred to as a "Blended Fund" and together are referred to as the "Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund." There are three classes of shares issued by the Trust -- the Retail Class, Retirement Class and Institutional Class. The Blended Funds consist of a Retail Class and Retirement Class. All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments and the Blended Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Blended Funds are commonly referred to as "Fund of Funds".

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities, which approximates market value.

The Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

B. REPURCHASE AGREEMENTS

Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract.

     FINANCIAL FUTURES CONTRACTS -- The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS -- The Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and this party's ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

     FORWARD FOREIGN EXCHANGE CONTRACTS -- The International Equity Fund and the Bond Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The International Equity Fund and the Bond Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     FOREIGN CURRENCY OPTIONS AND FUTURES -- The International Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

     TBAS -- The Bond Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above.

     SWAP AGREEMENTS -- Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds may enter into interest rate and credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps. Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities may be set aside as collateral by the Fund's custodian.

D. FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

E. FEDERAL INCOME TAXES

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

F. DIVIDENDS TO SHAREHOLDERS

The Money Market Fund declares a dividend daily and payable monthly equal to its net investment income for that day. The Bond Funds declare and pay dividends from net investment income monthly. The Equity Index Fund, Value Equity Fund and Growth Equity Fund declare and pay dividends from net investment income semi-annually. The Small Cap Equity Fund, International Equity Fund and the Blended Funds declare and pay dividends from net investment income annually. The Funds declare and pay distributions from capital gains, if available, annually. Distributions to shareholders are recorded on the ex-dividend date.

G. SECURITY TRANSACTIONS, INCOME AND REALIZED GAINS AND LOSSES

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are identified on an identified cost basis.

H. EXPENSES

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as printing, transfer agent, service and distribution fees.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEES

Pursuant to a separate investment advisory agreement, SBC Financial Services, Inc. ("SBCFS" or "Investment Advisor") acts as the Investment Advisor to the Funds.

As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee.

SBCFS and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund's investments. Under the general supervision of SBCFS, the sub-advisers make the day-to-day investment decisions for the Select Funds and for such services each sub-adviser receives a fee from the Funds.

The Advisory fees paid to SBCFS and aggregate sub-advisory fees paid to the sub-advisers are computed daily based upon the net assets of each Fund. The actual advisory and sub-advisory fees accrued during the six months ended June 30, 2003, based upon average daily net assets, were as follows:

FUND                      ADVISORY FEES    SUB-ADVISER FEES
----                      -------------    ----------------
Flexible Income                .10%               --
Growth & Income                .10%               --
Capital Opportunities          .10%               --
Global Equity                  .10%               --
Money Market                   .14%              .06%
Low-Duration Bond              .20%              .21%
Medium-Duration Bond           .23%              .21%
Extended-Duration Bond         .27%              .22%
Equity Index                   .14%              .03%
Value Equity                   .43%              .26%
Growth Equity                  .48%              .28%
Small Cap Equity               .30%              .79%
International Equity           .47%              .51%

For the six months ended June 30, 2003, advisory fees and waivers for each Fund were as follows:

                          GROSS                       NET
                       ADVISORY FEE    WAIVERS    ADVISORY FEE
                       ------------   ---------   ------------
Flexible Income         $  138,850    $ (53,462)   $   85,388
Growth & Income            514,094       (2,805)      511,289
Capital Opportunities      381,026      (27,431)      353,595
Global Equity              315,562      (36,352)      279,210
Money Market               646,057      (21,863)      624,194
Low-Duration Bond          790,395     (209,387)      581,008
Medium-Duration Bond       920,044     (340,062)      579,982
Extended-Duration
  Bond                     600,190      (44,438)      555,752
Equity Index               227,430      (79,400)      148,030
Value Equity             2,071,669     (215,402)    1,856,267
Growth Equity            2,645,361     (572,889)    2,072,472
Small Cap Equity           382,213     (227,380)      154,833
International Equity     1,666,978     (600,010)    1,066,968

B. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Board of Trustees has adopted Shareholder Service Plans for the Retirement and Retail Class of each Select Fund ("Service Plans") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"). Under the Service Plans, the Retail Class and Retirement Class of each Select Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The Retail Class and the Retirement Class of each Select Fund are authorized to pay service fees of 0.15% and 0.19% of average daily net assets, respectively. Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate the Annuity Board, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the Retail Class of each Select Fund and 0.06% by the Retail Class of each Blended Fund.

C. EXPENSE LIMITATION

SBCFS has agreed, for the period May 1, 2003 through April 30, 2004, to waive fees and reimburse expenses of the Retail Class, Retirement Class and the Institutional Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each class's average daily net assets as follows:

                            RETAIL   RETIREMENT   INSTITUTIONAL
FUND                        CLASS      CLASS          CLASS
----                        ------   ----------   -------------
Flexible Income               .35%       .13%           --
Growth & Income               .45%       .13%           --
Capital Opportunities         .55%       .13%           --
Global Equity                 .42%       .13%           --
Money Market                  .72%       .46%          .27%
Low-Duration Bond             .85%       .61%          .45%
Medium-Duration Bond          .90%       .62%          .50%
Extended-Duration Bond       1.05%       .73%          .65%
Equity Index                  .45%       .40%          .25%
Value Equity                 1.15%       .90%          .76%
Growth Equity                1.15%       .90%          .78%
Small Cap Equity             1.50%      1.25%         1.18%
International Equity         1.35%      1.15%          .97%

During the period January 1, 2003 through April 30, 2003, SBCFS agreed to waive fees and reimburse expenses of the Retail Class (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceeded, in the aggregate, the annual percentage rate of each class's average daily net assets for the following Funds:

                                               RETAIL
FUND                                           CLASS
----                                           ------
Flexible Income                                  .48%
Growth & Income                                  .48%
Global Equity                                    .48%
Money Market                                     .75%
International Equity                            1.45%

D. BROKERAGE SERVICE AND OTHER ARRANGEMENTS

The Investment Advisor directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds. The amount of expenses paid through Brokerage Service Arrangements for the six months ended June 30, 2003 were as follows:

                                       EXPENSES PAID
                                     THROUGH BROKERAGE
FUND                                SERVICE ARRANGEMENTS
----                                --------------------
Value Equity                              $126,453
Growth Equity                               73,213
Small Cap Equity                           101,400
International Equity                        67,197

In addition, the Funds have entered into arrangements with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each Fund's expenses. During the six months ended June 30, 2003, expenses reduced were as follows:

                                          REDUCTION TO
FUND                                        EXPENSES
----                                      ------------
Flexible Income                             $   274
Growth & Income                                 151
Capital Opportunities                           189
Global Equity                                   161
Money Market                                  4,179
Low-Duration Bond                            15,013
Medium-Duration Bond                          5,887
Extended-Duration Bond                        2,394
Equity Index                                    209

                                          REDUCTION TO
FUND                                        EXPENSES
----                                      ------------
Value Equity                                $ 6,209
Growth Equity                                   435
Small Cap Equity                                327
International Equity                            726

E. ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR

Certain employees of PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., are officers of the Funds. PFPC serves as Administrator and Transfer agent of the Funds. For its services as Administrator, PFPC is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees currently range between .008% and .0375% of average net assets, excluding out of pocket expenses. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended June 30, 2003, PFPC received $1,909,284 in aggregate fees and expenses for services rendered under the various agreements described above.

PFPC Distributors, Inc. ("PDI"), also an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Distributor for the Funds. The Funds do not pay any fees to PDI in its capacity as distributor.

4. SECURITIES LENDING

Through an agreement with Northern Trust (the Funds' custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash, letters of credit or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust. At June 30, 2003, the market values of loaned securities and collateral received were as follows:

                         MARKET VALUE OF     MARKET VALUE OF
FUND                    SECURITIES LOANED      COLLATERAL
----                    -----------------    ---------------
Money Market              $162,270,846        $165,342,504
Low-Duration Bond           79,948,007          81,480,560
Medium-Duration Bond       163,473,669         166,305,732
Extended-Duration Bond      88,559,452          89,465,687
Equity Index                19,013,091          19,571,900
Value Equity                76,616,086          78,892,038
Growth Equity               81,574,555          83,327,467
Small Cap Equity            79,440,483          82,188,119
International Equity        67,227,166          70,256,561

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) aggregated for each Fund are as follows:

                                       SALE AND MATURITY
FUND                     PURCHASES         PROCEEDS
----                    ------------   -----------------
Flexible Income         $  2,500,000     $  7,000,000
Growth & Income           22,750,000       60,936,348
Capital Opportunities     14,250,000       19,250,000

                                       SALE AND MATURITY
FUND                     PURCHASES         PROCEEDS
----                    ------------   -----------------
Global Equity           $  8,000,000     $ 12,500,000
Low-Duration Bond        106,824,213      146,423,775
Medium-Duration Bond     809,365,995      928,731,188

For the six months ended June 30, 2003, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations aggregated for each Fund are as follows:

                                         SALE AND MATURITY
FUND                      PURCHASES          PROCEEDS
----                    --------------   -----------------
Flexible Income         $    9,034,176     $ 10,440,316
Growth & Income             21,253,992       19,643,813
Capital Opportunities        7,164,742        6,113,066
Low-Duration Bond          521,545,667      505,805,930
Medium-Duration Bond     1,083,429,822      937,361,954
Extended-Duration Bond     184,205,618      101,164,244
Extended-Duration Bond      54,449,885      141,532,212
Equity Index                28,166,079        2,084,736
Value Equity               235,125,117      227,546,895
Growth Equity              183,815,987      207,388,011
Small Cap Equity           169,130,759      168,313,376
International Equity       133,440,590      123,924,393

FUTURES CONTRACTS

Investments in securities as of June 30, 2003, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
FLEXIBLE INCOME FUND
  September 2003 S&P 500                         $   89,962                4            $   973,300           $   (15,624)
                                                                                                              ===========
GROWTH & INCOME FUND
  September 2003 S&P 500                            629,732               41              9,976,325           $  (175,684)
                                                                                                              ===========
CAPITAL OPPORTUNITIES FUND
  September 2003 S&P 500                            854,393               57             13,869,525           $  (255,405)
                                                                                                              ===========
GLOBAL EQUITY FUND
  September 2003 S&P 500                          1,159,507               62             15,086,150           $  (299,185)
                                                                                                              ===========
LOW-DURATION BOND FUND
  September 2003 2-Year U.S. Treasury Note          201,024              123             26,604,516           $   (20,083)
  September 2003 5-Year Euro Bobl                    59,940               48              6,247,353               (25,399)
  September 2003 5-Year U.S. Treasury Note        1,548,238               28              3,223,500               (46,059)
  September 2003 10-Year U.S. Treasury Note         767,078              (12)             1,404,375                22,462
                                                                                                              -----------
                                                                                                              $   (69,079)
                                                                                                              ===========

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
MEDIUM-DURATION BOND FUND
  September 2003 U.S. Treasury Bond              $  245,927               13            $ 1,525,469           $   (17,463)
  September 2003 2-Year U.S. Treasury Note          234,128               47             10,165,953                12,486
  September 2003 5-Year U.S. Treasury Note          763,603             (288)            33,156,000               212,572
  September 2003 10-Year Euro-Bund                  293,532               95             12,745,286              (159,385)
  September 2003 10-Year U.S. Treasury Note         630,701              234             27,385,313              (246,777)
  March 2004 90-Day Libor                            77,997               17              3,386,675                 6,257
  June 2004 90-Day Libor                            494,400              107             21,293,399                 3,887
  September 2004 90-Day Euribor                      28,309                5              1,229,188                13,250
  December 2004 90-Day Euribor                      244,966               38             10,636,526               (14,645)
  December 2004 90-Day Libor                         31,974                7              1,388,304                (4,447)
  March 2005 90-Day Libor                           250,933               55             10,895,627               (34,720)
  June 2005 10-Year Euro-Bund                       123,527               22              5,363,600               (14,025)
                                                                                                              -----------
                                                                                                              $  (243,010)
                                                                                                              ===========
EQUITY INDEX FUND
  September 2003 S&P 500                            864,633               29              7,056,425           $  (150,536)
                                                                                                              ===========
VALUE EQUITY FUND
  September 2003 Russell 1000                       129,945               22              5,700,200           $   (15,682)
  September 2003 S&P 500                          3,808,382              149             36,255,425              (701,394)
                                                                                                              -----------
                                                                                                              $  (717,076)
                                                                                                              ===========
GROWTH EQUITY FUND
  September 2003 Russell 1000                        99,958               11              2,850,100           $    (9,316)
  September 2003 S&P 500                          3,803,384              239             58,154,675            (1,276,884)
                                                                                                              -----------
                                                                                                              $(1,286,200)
                                                                                                              ===========
SMALL CAP EQUITY FUND
  September 2003 Russell 1000                       635,954               36              8,071,200           $  (121,391)
  September 2003 S&P 500                            613,513               32              7,786,400              (182,180)
                                                                                                              -----------
                                                                                                              $  (303,571)
                                                                                                              ===========

FOREIGN CURRENCY CONTRACTS

As of June 30, 2003, the following Funds have foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                                               AMOUNT OF FOREIGN                        AMOUNT OF FOREIGN   NET UNREALIZED
                            CURRENCY TO BE      CURRENCY TO BE       CURRENCY TO BE      CURRENCY TO BE     APPRECIATION/
FUND/EXPIRATION DATE          DELIVERED            DELIVERED            RECEIVED            RECEIVED        (DEPRECIATION)
--------------------      ------------------   -----------------   ------------------   -----------------   --------------
INTERNATIONAL EQUITY
  7/14/2003               Swiss Francs                 1,288,997   Canadian Dollars          1,361,857       $    51,355
  7/17/2003               Japanese Yen               140,923,950   Canadian Dollars          1,728,916           100,138
  9/5/2003                Japanese Yen                79,518,009   Australian Dollars        1,019,462            15,222
  9/12/2003               Japanese Yen                33,062,850   European Euro               259,462            21,431

                                               AMOUNT OF FOREIGN                        AMOUNT OF FOREIGN   NET UNREALIZED
                            CURRENCY TO BE      CURRENCY TO BE       CURRENCY TO BE      CURRENCY TO BE     APPRECIATION/
FUND/EXPIRATION DATE          DELIVERED            DELIVERED            RECEIVED            RECEIVED        (DEPRECIATION)
--------------------      ------------------   -----------------   ------------------   -----------------   --------------
INTERNATIONAL EQUITY
  9/30/2003               Japanese Yen               356,419,140   European Euro             2,813,095       $   243,985
  10/16/2003              Hong Kong Dollars            7,513,316   European Euro               919,713            89,982
                                                                                                             -----------
                                                                                                             $   522,113
                                                                                                             ===========
MEDIUM-DURATION BOND FUND
  7/1/2003                Polish Zloty                   177,100   US Dollars                   45,144       $      (313)
  7/1/2003                European Euro                2,301,463   US Dollars                2,627,419           (16,537)
  7/9/2003                Polish Zloty                 8,012,694   US Dollars                1,937,352          (117,362)
  7/9/2003                Polish Zloty                 4,378,633   US Dollars                1,169,507            46,683
  7/9/2003                US Dollars                   1,061,054   Polish Zloty              4,145,964             2,105
  7/21/2003               Mexican Peso                 8,167,253   US Dollars                  764,545           (14,216)
  7/30/2003               European Euro                  660,192   US Dollars                  754,600            (3,139)
  7/30/2003               European Euro               19,420,000   US Dollars               22,361,354            71,950
  7/30/2003               European Euro                1,767,000   US Dollars                2,047,123            19,039
  7/31/2003               Canadian Dollars             3,968,000   US Dollars                2,939,172            15,160
  7/31/2003               British Pounds                 233,000   US Dollars                  382,884            (1,422)
  8/20/2003               US Dollars                     536,864   European Euro               464,014            (4,608)
  8/20/2003               European Euro               12,983,424   US Dollars               15,047,790           154,901
  8/20/2003               European Euro                6,004,282   US Dollars                6,946,955            59,626
  8/20/2003               European Euro                1,464,768   US Dollars                1,693,272            13,081
  8/20/2003               US Dollars                   2,623,668   European Euro             2,301,463            16,270
  9/11/2003               South African Rand          27,103,430   US Dollars                3,301,270          (235,867)
                                                                                                             -----------
                                                                                                             $     5,351
                                                                                                             ===========
LOW-DURATION BOND FUND
  7/14/2003               Canadian Dollars            11,874,447   US Dollars                8,457,584       $  (302,746)
  7/15/2003               European Euro                4,018,889   US Dollars                4,605,647            (9,297)
  7/15/2003               European Euro                3,961,586   US Dollars                4,532,055           (17,088)
  7/30/2003               European Euro                3,625,000   US Dollars                4,174,043            13,430
                                                                                                             -----------
                                                                                                             $  (315,701)
                                                                                                             ===========

OPTIONS WRITTEN

Transactions in options written for the six months ended June 30, 2003, were as follows:

                                                              NUMBER OF     PREMIUMS
LOW-DURATION BOND FUND                                        CONTRACTS     RECEIVED
----------------------                                        ---------    ----------
Options written, 12/31/02                                          --      $       --
                                                               ------      ----------
Options written                                                 3,432         656,030
Option expired                                                   (312)       (255,110)
Options closed                                                     --              --
                                                               ------      ----------
Options written, 06/30/03                                       3,120      $  400,920
                                                               ======      ==========

                                                              NUMBER OF     PREMIUMS
MEDIUM-DURATION BOND FUND                                     CONTRACTS     RECEIVED
-------------------------                                     ---------    ----------
Options written, 12/31/02                                       5,490      $1,553,865
                                                               ------      ----------
Options written                                                10,686         696,107
Option expired                                                 (8,708)       (305,666)
Options closed                                                 (1,220)        (99,265)
                                                               ------      ----------
Options written, 06/30/03                                       6,248      $1,845,041
                                                               ======      ==========

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six months ended June 30, 2003 and the year ended December 31, 2002, are as follows:

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
FLEXIBLE INCOME FUND                        SHARES             VALUE             SHARES             VALUE
--------------------                    --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                    83,802    $       774,020         1,670,545    $    16,393,393
Retirement Class                             1,034,017         12,958,840         3,611,419         46,311,965
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                        46                422           107,505            980,449
Retirement Class                                    --                 --           987,456         12,264,206
SHARES REDEEMED:
Retail Class                                    (9,346)           (85,707)          (30,529)          (292,173)
Retirement Class                            (1,458,458)       (18,248,872)       (5,132,185)       (66,166,610)
                                        --------------    ---------------    --------------    ---------------
Net increase                                  (349,939)   $    (4,601,297)        1,214,211    $     9,491,230
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
GROWTH & INCOME FUND                        SHARES             VALUE             SHARES             VALUE
--------------------                    --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                   111,610    $       959,755         1,804,916    $    17,382,391
Retirement Class                             2,921,730         35,414,057        10,191,589        126,341,627
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                        55                459           165,812          1,385,998
Retirement Class                                    --                 --         5,235,297         62,038,270
SHARES REDEEMED:
Retail Class                                   (40,790)          (338,880)          (69,225)          (640,608)
Retirement Class                            (5,921,897)       (70,523,817)      (15,192,703)      (189,399,981)
                                        --------------    ---------------    --------------    ---------------
Net increase                                (2,929,292)   $   (34,488,426)        2,135,686    $    17,107,697
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
CAPITAL OPPORTUNITIES FUND                  SHARES             VALUE             SHARES             VALUE
--------------------------              --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                    56,356    $       462,168         1,164,775    $    11,131,515
Retirement Class                             1,975,998         22,886,128         6,015,900         72,058,224
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                        17                136            58,034            467,756
Retirement Class                                     4                 49         2,467,745         27,712,780
SHARES REDEEMED:
Retail Class                                   (30,192)          (243,706)          (26,707)          (232,493)
Retirement Class                            (2,112,639)       (23,657,688)       (7,786,137)       (92,920,831)
                                        --------------    ---------------    --------------    ---------------
Net increase                                  (110,456)   $      (552,913)        1,893,610    $    18,216,951
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
GLOBAL EQUITY FUND                          SHARES             VALUE             SHARES             VALUE
------------------                      --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                    59,973    $       481,714         1,668,192    $    15,788,091
Retirement Class                             1,903,691         20,432,735         4,934,351         56,608,076
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                        --                 --            18,489            142,735
Retirement Class                                     1                 12           601,538          6,310,135
SHARES REDEEMED:
Retail Class                                   (19,700)          (155,694)          (33,843)          (271,873)
Retirement Class                            (2,274,195)       (23,570,849)       (7,942,881)       (91,353,777)
                                        --------------    ---------------    --------------    ---------------
Net increase (decrease)                       (330,230)   $    (2,812,082)         (754,154)   $   (12,776,613)
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
MONEY MARKET FUND                           SHARES             VALUE             SHARES             VALUE
-----------------                       --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                 2,028,107    $     2,028,107        18,106,642    $    18,106,642
Retirement Class                         2,218,241,356      2,218,241,356     2,391,998,542      2,391,998,542
Institutional Class                            254,408            254,408         6,411,127          6,411,127
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                    45,602             45,602           213,286            213,286
Retirement Class                             2,921,224          2,921,224         9,311,070          9,311,070
Institutional Class                             32,079             32,079            98,177             98,177
SHARES REDEEMED:
Retail Class                               (10,325,740)       (10,325,740)       (2,568,089)        (2,568,089)
Retirement Class                        (2,211,037,370)    (2,211,037,370)   (2,491,264,245)    (2,491,264,245)
Institutional Class                                 --                 --        (1,041,113)        (1,041,113)
                                        --------------    ---------------    --------------    ---------------
Net increase (decrease)                      2,159,666    $     2,159,666       (68,734,603)   $   (68,734,603)
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
LOW-DURATION BOND FUND                      SHARES             VALUE             SHARES             VALUE
----------------------                  --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                   241,161    $     2,365,838         1,793,207    $    17,762,300
Retirement Class                             4,640,693         61,303,019        10,218,265        134,402,258
Institutional Class                            393,413          3,816,113           607,288          6,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                    29,679            290,217           122,635          1,206,161
Retirement Class                               597,003          7,868,719         2,813,339         36,945,105
Institutional Class                             11,955            116,585            40,373            395,941
SHARES REDEEMED:
Retail Class                                   (79,249)          (778,113)         (123,568)        (1,220,973)
Retirement Class                            (5,748,833)       (75,933,992)      (17,206,689)      (226,065,358)
Institutional Class                                 --                 --            (2,556)           (25,249)
                                        --------------    ---------------    --------------    ---------------
Net increase (decrease)                         85,822    $      (951,614)       (1,737,706)   $   (30,599,815)
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
MEDIUM-DURATION BOND FUND                   SHARES             VALUE             SHARES             VALUE
-------------------------               --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                   326,529    $     3,162,962         1,906,394    $    18,677,236
Retirement Class                             6,792,174         93,309,047        16,093,582        218,282,492
Institutional Class                            674,673          6,362,200           689,176          6,727,106
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                    45,069            432,710           183,456          1,767,411
Retirement Class                               871,728         11,941,023         4,320,283         58,449,894
Institutional Class                             23,380            223,860            72,704            696,779
SHARES REDEEMED:
Retail Class                                  (101,198)          (981,117)          (78,013)          (760,212)
Retirement Class                           (10,320,869)      (142,416,353)      (25,611,700)      (346,415,094)
Institutional Class                               (356)            (3,431)           (2,609)           (25,441)
                                        --------------    ---------------    --------------    ---------------
Net increase (decrease)                     (1,688,870)   $   (27,969,099)       (2,426,727)   $   (42,599,829)
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
EXTENDED-DURATION BOND FUND                 SHARES             VALUE             SHARES             VALUE
---------------------------             --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                   342,680    $     3,409,204         1,780,621    $    17,558,639
Retirement Class                             5,787,958         86,960,245         9,912,940        141,473,893
Institutional Class                            295,198          2,798,483           602,410          6,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                    85,374            835,523           272,045          2,612,870
Retirement Class                               566,786          8,472,040         2,110,905         30,277,376
Institutional Class                             26,309            258,753            72,741            698,808
SHARES REDEEMED:
Retail Class                                  (148,448)        (1,488,383)         (346,633)        (3,336,503)
Retirement Class                            (7,477,349)      (113,370,273)      (12,725,946)      (181,561,981)
Institutional Class                                 --                 --            (2,630)           (26,174)
                                        --------------    ---------------    --------------    ---------------
Net increase                                  (521,492)   $   (12,124,408)        1,676,453    $    13,696,928
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
EQUITY INDEX FUND                           SHARES             VALUE             SHARES             VALUE
-----------------                       --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                    74,107    $       551,807         1,723,247    $    16,231,143
Retirement Class                             3,606,221         45,187,221         4,534,401         59,262,983
Institutional Class                            103,277            763,223           638,298          6,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                    13,587            109,505            43,629            335,885
Retirement Class                               116,274          1,544,125           359,710          4,534,816
Institutional Class                              6,425             51,463            17,473            133,846
SHARES REDEEMED:
Retail Class                                   (43,950)          (329,753)          (30,424)          (244,278)
Retirement Class                            (1,823,535)       (22,097,342)       (5,822,653)       (79,608,284)
Institutional Class                                 --                 --            (2,887)           (26,469)
                                        --------------    ---------------    --------------    ---------------
Net increase                                 2,052,406    $    25,780,249         1,460,794    $     6,619,642
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
VALUE EQUITY FUND                           SHARES             VALUE             SHARES             VALUE
-----------------                       --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                   106,424    $       863,727         1,792,054    $    16,791,746
Retirement Class                             3,586,132         44,295,716         5,902,283         76,944,949
Institutional Class                            508,423          3,911,113           682,607          6,440,400
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                    21,397            183,158            40,519            338,252
Retirement Class                               616,449          8,112,462         1,234,129         15,730,370
Institutional Class                             15,168            130,295            17,310            145,231
SHARES REDEEMED:
Retail Class                                   (46,137)          (369,594)          (44,669)          (369,131)
Retirement Class                            (4,529,679)       (55,670,993)       (7,492,522)      (100,715,917)
Institutional Class                                 --                 --           (30,628)          (236,697)
                                        --------------    ---------------    --------------    ---------------
Net increase                                   278,177    $     1,455,884         2,101,083    $    15,069,203
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
GROWTH EQUITY FUND                          SHARES             VALUE             SHARES             VALUE
------------------                      --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                   153,646    $     1,141,424         1,802,792    $    17,029,868
Retirement Class                             5,752,084         67,201,478        17,230,594        217,156,015
Institutional Class                            527,084          3,911,113           644,374          6,165,400
SHARES REDEEMED:
Retail Class                                   (65,573)          (481,004)          (55,258)          (429,932)
Retirement Class                            (6,893,872)       (79,785,165)      (10,369,145)      (134,588,500)
Institutional Class                                 --                 --            (2,935)           (27,620)
                                        --------------    ---------------    --------------    ---------------
Net increase                                  (526,631)   $    (8,012,154)        9,250,422    $   105,305,231
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
SMALL CAP EQUITY FUND                       SHARES             VALUE             SHARES             VALUE
---------------------                   --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                    76,064    $       653,791         1,677,766    $    16,348,685
Retirement Class                             2,924,384         31,948,930         8,191,337         98,180,698
Institutional Class                            122,335            953,223           639,470          6,285,000
SHARES REDEEMED:
Retail Class                                   (25,219)          (216,797)          (43,559)          (364,433)
Retirement Class                            (2,774,654)       (29,915,993)       (9,860,076)      (120,314,748)
Institutional Class                                 --                 --           (29,239)          (229,684)
                                        --------------    ---------------    --------------    ---------------
Net increase (decrease)                        322,910    $     3,423,154           575,699    $       (94,482)
                                        ==============    ===============    ==============    ===============

                                        FOR THE SIX MONTHS ENDED 06/30/03       FOR THE YEAR ENDED 12/31/02
                                        ---------------------------------    ---------------------------------
INTERNATIONAL EQUITY FUND                   SHARES             VALUE             SHARES             VALUE
-------------------------               --------------    ---------------    --------------    ---------------
SHARES SOLD:
Retail Class                                    47,326    $       399,621         1,716,277    $    15,791,132
Retirement Class                             5,883,949         57,166,142         9,250,407         97,896,260
Institutional Class                            390,395          3,052,891           645,856          6,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                        --                 --            18,906            154,094
Retirement Class                                    --                 --           787,451          7,567,407
Institutional Class                                 --                 --             9,920             81,443
SHARES REDEEMED:
Retail Class                                   (13,912)          (118,066)          (21,992)          (188,156)
Retirement Class                            (5,232,477)       (50,447,917)       (9,425,678)       (99,683,230)
Institutional Class                                 --                 --            (2,881)           (26,444)
                                        --------------    ---------------    --------------    ---------------
Net increase                                 1,075,281    $    10,052,671         2,978,266    $    27,592,506
                                        ==============    ===============    ==============    ===============

7. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated October 23, 2002, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund Shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.16% per annum. Each Fund had no borrowings outstanding during the period ended June 30, 2003.

8. FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, investments in passive foreign investment companies ("PFIC") and excise tax regulations. Distributions paid during 2002 were characterized as follows for tax purposes:

                        ORDINARY      LONG-TERM     RETURN OF      TOTAL
FUND                     INCOME      CAPITAL GAIN    CAPITAL    DISTRIBUTION
----                   -----------   ------------   ---------   ------------
Flexible Income
  2002                 $ 9,781,693   $ 3,462,350          --    $13,244,043
Growth & Income
  2002                  37,309,441    26,116,347          --     63,425,788
Capital Opportunities
  2002                  18,417,652     9,766,603          --     28,184,255
Global Equity
  2002                   6,452,783            --          --      6,452,783
Money Market
  2002                  14,515,587            --          --     14,515,587
Low-Duration Bond
  2002                  36,617,084     1,930,128          --     38,547,212
Medium-Duration Bond
  2002                  55,633,960     5,292,354          --     60,926,314
Extended-Duration Bond
  2002                  30,750,822     2,838,223          --     33,589,045
Equity Index
  2002                   4,604,015       400,546          --      5,004,561
Value Equity
  2002                  16,185,464            --     138,432     16,323,896
International Equity
  2002                   7,623,004            --     179,894      7,802,898

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                       UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                         ORDINARY        LONG-TERM      APPRECIATION
FUND                      INCOME       CAPITAL GAIN    (DEPRECIATION)
----                   -------------   -------------   --------------
Flexible Income         $   256,761    $   1,000,540   $  33,849,224
Growth & Income           2,403,833        1,676,036      33,673,734
Capital Opportunities     1,184,631               --     (50,529,886)
Global Equity                62,062       (3,248,256)    (93,922,853)
Money Market                    677               --              --
Low-Duration Bond           694,345           33,766      14,196,094
Medium-Duration Bond     (1,007,669)       2,645,878      15,319,289
Extended-Duration
  Bond                      280,593          794,441      22,382,383
Equity Index                 47,048       (8,362,710)    (52,495,574)
Value Equity                     --      (77,865,680)   (130,278,862)
Growth Equity                    --     (220,583,639)   (274,744,001)
Small Cap Equity                 --      (42,666,278)    (17,074,948)
International Equity        (45,034)     (79,907,298)   (126,884,589)

For federal income tax purposes, capital loss carryovers, and their expiration dates, were as follows as of December 31, 2002:

                          EXPIRING       EXPIRING
FUND                     12/31/2009     12/31/2010       TOTAL
----                     -----------   ------------   ------------
Global Equity                     --   $  1,756,387   $  1,756,387
Equity Index                      --      7,742,596      7,742,596
Value Equity             $23,196,868     52,021,529     75,218,397
Growth Equity             65,899,400    125,035,753    190,935,153
Small Cap Equity           8,075,533     31,824,778     39,900,311
International Equity      11,896,098     57,870,668     69,766,766

For federal income tax purposes, post-October loss deferrals, which will reverse in 2003, were as follows as of December 31, 2002:

FUND                       CAPITAL     FX AND PFIC       TOTAL
----                     -----------   ------------   ------------
Global Equity            $ 1,491,869             --   $  1,491,869
Low-Duration Bond                 --   $    234,243        234,243
Medium-Duration Bond              --        212,934        212,934
Equity Index                 620,114             --        620,114
Value Equity               2,647,283             --      2,647,283
Growth Equity             29,648,486             --     29,648,486
Small Cap Equity           2,765,967             --      2,765,967
International Equity      10,140,532         45,034     10,185,566

At June 30, 2003, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                       NET UNREALIZED
                       APPRECIATION/    APPRECIATED     DEPRECIATED
FUND                   (DEPRECIATION)    SECURITIES      SECURITIES
----                   --------------   ------------   --------------
Flexible Income         $ 43,213,840    $ 48,084,309   $  (4,870,469)
Growth & Income          103,574,647     136,416,817     (32,842,170)
Capital Opportunities     19,518,200      56,812,597     (37,294,397)
Global Equity            (20,953,693)     22,112,656     (43,066,350)
Money Market                      --              --              --
Low-Duration Bond         14,586,699      18,180,989      (3,594,290)
Medium-Duration Bond      31,540,353      41,646,975     (10,106,622)
Extended-Duration
  Bond                    44,064,266      48,301,703      (4,237,437)
Equity Index             (17,848,079)     58,241,260     (76,089,339)
Value Equity             (13,103,666)     97,451,685    (110,555,351)
Growth Equity            (60,766,459)    114,162,945    (174,929,404)
Small Cap Equity          27,836,994      40,267,203     (12,430,209)
International Equity     (38,184,780)     80,527,795    (118,712,575)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

At June 30, 2003, the aggregate cost for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

FUND
----
Flexible Income                                   $  244,663,160
Growth & Income                                      985,379,686
Capital Opportunities                                813,422,768
Global Equity                                        721,113,449
Money Market                                       1,059,732,508
Low-Duration Bond                                    821,615,540
Medium-Duration Bond                               1,088,851,482
Extended-Duration Bond                               445,157,713
Equity Index                                         410,414,316
Value Equity                                       1,150,225,901
Growth Equity                                      1,339,414,148
Small Cap Equity                                     352,480,092
International Equity                                 894,965,926

At December 31, 2002, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The following amounts were reclassified within the capital accounts:

                                                      ACCUMULATED AND
                                                       REALIZED GAIN
                                                         (LOSS) ON
                                       ACCUMULATED    INVESTMENTS AND
                           PAID IN    UNDISTRIBUTED      CURRENCY
FUND                       CAPITAL       INCOME        TRANSACTIONS
----                      ---------   -------------   ---------------
Flexible Income                  --    $   (1,036)      $     1,036
Growth & Income                  --          (874)              874
Capital Opportunities            --         1,155            (1,155)
Low-Duration Bond                --     1,002,511        (1,002,511)
Medium-Duration Bond             --     1,617,834        (1,617,834)
Extended-Duration Bond           --        36,744           (36,744)
Equity Index              $       1       (10,901)           10,900
Value Equity               (138,433)       13,021           125,412
Growth Equity              (609,356)      609,038               318
Small Cap Equity           (639,212)      600,195            39,017
International Equity       (179,894)      957,329          (777,435)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 262-0511.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
------------------------            --------------     -----------------------     ----------       -------------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Michael R. Buster (11/18/57)     Since 2002    Executive Pastor, Prestonwood     13       None
 3656 Bridle Road                                   Baptist Church,
 Prosper, TX 75078                                  1989 - present
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Earl B. Patrick (6/3/44)         Since 2000    President and Chief Operating     13       Earl B. Patrick, Inc. --
 Jim Stewart Realtors, Inc.                         Officer, Jim Stewart,                      President, Director JSR
 500 N. Valley Mills Drive                          Realtors, Inc. d/b/a Coldwell              Building
 Waco, TX 76710                                     Banker Jim Stewart, Realtors,              Partnership -- Managing
 Trustee                                            1975 - present.                            Partner, JSR Land
                                                                                               Partnership -- Managing
                                                                                               Partner Meadowlake
                                                                                               Center -- General Partner,
                                                                                               Waco Assn. Of
                                                                                               Realtors -- Director, Baylor
                                                                                               Foundation -- Director, All
                                                                                               Peoples -- Director, Face to
                                                                                               Face Ministries,
                                                                                               Inc. -- Director
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Joseph A. Mack (11/22/39)        Since 2002    Director, Office of Public        13       None
 3400 Wilmot Ave.                                   Policy, South Carolina
 Columbia, SC 29205                                 Baptist Convention,
 Trustee                                            1999 - present
--------------------------------------------------------------------------------------------------------------------------------
 Mr. James Ray Taylor (10/19/33)      Since 2002    Retired 12/31/1994,               13       None
 3009 Tanglewood Park West                          Trustee -- Annuity Board,
 Fort Worth, Texas 76109                            1990 - 2000
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
--------------------------------------------------------------------------------------------------------------------------------
 Gerald B. Jones (5/24/32)            Since 2000    Owner, Jones Motorcars, Inc.      13       Annuity Board -- Trustee,
 Jones Motorcars, Inc.                              1957 - Present.                            Bank of Arkansas -- Director,
 3535 N. College Avenue                                                                        1996 - Present.
 Fayetteville, AR 72703-5108
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 George Tous Van Nijkerk (8/12/39)    Since 2000    Administrative Services           13       Annuity Board -- Trustee
 2401 Cedar Springs Road                            Director, Providence Baptist
 Dallas, Texas 75201-1498                           Church, 1991 - Present.
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Billinger (12/5/46)       Since 2000    Executive Officer and             N/A                   N/A
 2401 Cedar Springs Road                            Treasurer, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Treasurer                       Convention, 1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Rodric E. Cummins (6/28/57)          Since 2000    Executive Officer and Chief       N/A                   N/A
 2401 Cedar Springs Road                            Investment Officer, Annuity
 Dallas, TX 75201-1407                              Board of the Southern Baptist
 Vice President and Investment                      Convention, 1998 - Present;
 Officer                                            Baptist Foundation of Texas
                                                    1984 - 1998.
--------------------------------------------------------------------------------------------------------------------------------
 O.S. Hawkins (8/6/47)                Since 2000    President and CEO, Annuity        N/A                   N/A
 2401 Cedar Springs Road                            Board of the Southern Baptist
 Dallas, TX 75201-1407                              Convention, 1997 - Present;
 President                                          Pastor, First Baptist Church,
                                                    1993 - 1997.
--------------------------------------------------------------------------------------------------------------------------------
 John R. Jones (12/6/53)              Since 2000    Executive Vice President and      N/A                   N/A
 2401 Cedar Springs Road                            Chief Operating Officer,
 Dallas, TX 75201-1407                              Annuity Board of the Southern
 Senior Vice President                              Baptist Convention,
                                                    1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
------------------------            --------------     -----------------------     ----------       -------------------
 Rodney R. Miller (5/23/53)           Since 2000    General Counsel, Legal and        N/A                   N/A
 2401 Cedar Springs Road                            Compliance, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Secretary                       Convention, 1995 - Present.


-------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Messrs. Tous Van Nijkerk and Jones serve as trustees and are to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended.

           [AB FUNDS LOGO]

           2401 Cedar Springs Rd., Dallas, TX 75201-1498
           1.800.262.0511 - www.absbc.org



                                    Funds distributed by PFPC Distributors, Inc.
                                                                  760 Moore Road
                                                       King of Prussia, PA 19406

           Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72
                                                               Rev. 8/03    2239
           6098    8/03    2.2M

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               AB Funds Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ O.S. Hawkins
                         -------------------------------------------------------
                           O.S. Hawkins, President & Chief Executive Officer (principal executive officer)

Date                                AUGUST 21, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ O.S. Hawkins
                         -------------------------------------------------------
                           O.S. Hawkins, President & Chief Executive Officer (principal executive officer)

Date                                AUGUST 21, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jeffrey P. Billinger
                         -------------------------------------------------------
                           Jeffrey P. Billinger, Executive Officer and Treasurer (principal financial officer)

Date                                AUGUST 21, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.